THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-866-718-9824
FAX NUMBER: 1-866-628-1006                       PROSPECTUS DATED MAY 1, 2006
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. Allstate Advisor        . Allstate Advisor Plus   . Allstate Advisor Preferred
--------------------------------------------------------------------------------



This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 54* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS                PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
 (CLASS 2)                                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
LORD ABBETT SERIES FUND, INC.(CLASS VC)                 (CLASS I & II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS(SERVICE SHARES)


*Up to 59 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 53 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 93 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 6
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             7
--------------------------------------------------------------------------------
  How the Contracts Work                                                12
--------------------------------------------------------------------------------
  Expense Table                                                         13
--------------------------------------------------------------------------------
  Financial Information                                                 23
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         23
--------------------------------------------------------------------------------
  Purchases                                                             26
--------------------------------------------------------------------------------
  Contract Value                                                        27
--------------------------------------------------------------------------------
  Investment Alternatives                                               50
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          50
--------------------------------------------------------------------------------
     The Fixed Account Options                                          56
--------------------------------------------------------------------------------
     Transfers                                                          58
--------------------------------------------------------------------------------
  Expenses                                                              60
--------------------------------------------------------------------------------
  Access to Your Money                                                  65
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Income Payments                                                       66
--------------------------------------------------------------------------------
  Death Benefits                                                        75
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      81
--------------------------------------------------------------------------------
  Taxes                                                                 86
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   93
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  94
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   95
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                96
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 97
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 98
--------------------------------------------------------------------------------
APPENDIX F-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    99
--------------------------------------------------------------------------------
APPENDIX G-SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 101
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
                                                                        104
--------------------------------------------------------------------------------
APPENDIX I-ACCUMULATION UNIT VALUES                                     108
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               28
--------------------------------------------------------------------------------
Accumulation Benefit                                                    28
--------------------------------------------------------------------------------
Accumulation Phase                                                      12
--------------------------------------------------------------------------------
Accumulation Unit                                                       27
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 27
--------------------------------------------------------------------------------
Allstate New York ("We")                                                81
--------------------------------------------------------------------------------
Annuitant                                                               24
--------------------------------------------------------------------------------
Automatic Additions Program                                             26
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 60
--------------------------------------------------------------------------------
Beneficiary                                                             25
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)           29
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)             38
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)        42
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 45
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit Option)          37
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 41
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 45
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option) 37
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit Option) 41
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 45
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)             37
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)        40
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 44
--------------------------------------------------------------------------------
Co-Annuitant                                                            24
--------------------------------------------------------------------------------
*Contract                                                               83
--------------------------------------------------------------------------------
Contract Anniversary                                                    8
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  23
--------------------------------------------------------------------------------
Contract Value                                                          27
--------------------------------------------------------------------------------
Contract Year                                                           9
--------------------------------------------------------------------------------
Credit Enhancement                                                      26
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           60
--------------------------------------------------------------------------------
Due Proof of Death                                                      75
--------------------------------------------------------------------------------
Fixed Account Options                                                   56
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        28
--------------------------------------------------------------------------------
Guarantee Period Account                                                57
--------------------------------------------------------------------------------
Income Base                                                             73
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Income Plan                                                             66
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        69
--------------------------------------------------------------------------------
Investment Alternatives                                                 50
--------------------------------------------------------------------------------
IRA Contract                                                            9
--------------------------------------------------------------------------------
Issue Date                                                              12
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    76
--------------------------------------------------------------------------------
Payout Phase                                                            12
--------------------------------------------------------------------------------
Payout Start Date                                                       66
--------------------------------------------------------------------------------
Portfolios                                                              81
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             64
--------------------------------------------------------------------------------
Qualified Contract                                                      79
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     73
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         76
--------------------------------------------------------------------------------
Rider Anniversary                                                       28
--------------------------------------------------------------------------------
Rider Application Date                                                  37
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)             28
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)               37
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)          40
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 44
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)              29
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)                38
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)           42
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)       45
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    36
--------------------------------------------------------------------------------
Rider Maturity Date                                                     28
--------------------------------------------------------------------------------
Rider Period                                                            28
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)  35
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)    38
--------------------------------------------------------------------------------
Right to Cancel                                                         27
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        75
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       24
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     24
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           57
--------------------------------------------------------------------------------
SureIncome Covered Life                                                 44
--------------------------------------------------------------------------------
SureIncome Option                                                       37
--------------------------------------------------------------------------------
SureIncome Option Fee                                                   8
--------------------------------------------------------------------------------
SureIncome Plus Option                                                  40
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                    37
--------------------------------------------------------------------------------


                                 4  PROSPECTUS

--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                              8
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                               40
--------------------------------------------------------------------------------
SureIncome For Life Option                                              8
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                          8
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                           44
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                            11
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           66
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  88
--------------------------------------------------------------------------------
Transfer Period Account                                                 58
--------------------------------------------------------------------------------
Trial Examination Period                                                27
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              28
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                54
--------------------------------------------------------------------------------
Valuation Date                                                          26
--------------------------------------------------------------------------------
Variable Account                                                        81
--------------------------------------------------------------------------------
Variable Sub-Account                                                    50
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option) 37
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit Option) 41
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 44
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit Option)
                                                                        38
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 42
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 46
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 42
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                         46
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                               37
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                           63
--------------------------------------------------------------------------------


* References to "Contract" include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 5  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits./+/ They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+
   Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 6  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------

                                  7 PROSPECTUS

                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal
                          Benefit Option.

                        .If you select the SUREINCOME OPTION, you would pay an
                          additional annual fee ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT BASE on each Contract
                          Anniversary (see the SureIncome Option Fee section).
                           You may not select the SureIncome Option together
                          with a Retirement Income Guarantee Option, a
                          TrueReturn Option or any other Withdrawal Benefit
                          Option.

                        .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                          OPTION ("SUREINCOME PLUS OPTION") you would pay an additional annual fee ("SUREINCOME PLUS OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract
                          Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus
                          Option together with a Retirement Income Guarantee
                          Option, a TrueReturn Option or any other Withdrawal
                          Benefit Option.

                        .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                          BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION")  you
                          would pay an additional annual fee ("SUREINCOME FOR
                          LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                          added in the future) of the BENEFIT BASE on each
                          Contract Anniversary (see the SureIncome For Life
                          Option Fee section).  You may not select the
                          SureIncome For Life Option together with a Retirement
                          Income Guarantee Option, a TrueReturn Option or any
                          other Withdrawal Benefit Option.
-------------------------------------------------------------------------------

                                  8 PROSPECTUS

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .If you select the SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                          RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER FEE") or 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract
                          Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal
                          Revenue Code. The CSP is only available for certain custodial Individual Retirement Accounts established under Section 408 of the Internal Revenue Code. For
                          Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection
                          Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

                        .** No Rider Fee was charged for these Options for
                          Contract Owners who added these Options prior to January 1, 2005. See page 14 for details.Transfer fee equal to 1.00% of the amount transferred up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract
                          Anniversary.

                        .
                          State premium tax (New York currently does not impose
                          one).

                        WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                        TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
-------------------------------------------------------------------------------

                                  9 PROSPECTUS

INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .
                          up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .54* Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                          . Fidelity Management & Research Company

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Lord, Abbett & Co. LLC

                          . OppenheimerFunds, Inc.

                          . Putnam Investment Management, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . Van Kampen Asset Management

                          . Van Kampen**

                          * Up to 59 Variable Sub-Accounts may be available depending on the date you purchased your Contract.
                          Please see page 53 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                          **Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE WITH ALL
                        CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-866-718-9824.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM

                        . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-------------------------------------------------------------------------------

                                 10 PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                        BENEFIT"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.

                        The SureIncome Plus Option and SureIncome For Life
                        Option also include a death benefit option, the
                        SureIncome Return of Premium Death Benefit,
                        ("SUREINCOME ROP DEATH BENEFIT").
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $100.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless the SureIncome
                        Withdrawal Benefit Option is in effect under your
                        Contract. In general, you must withdraw at least $50 at
                        a time. Withdrawals taken prior to the Payout Start
                        Date are generally considered to come from the earnings
                        in the Contract first. If the Contract is
                        tax-qualified, generally all withdrawals are treated as
                        distributions of earnings. Withdrawals of earnings are
                        taxed as ordinary income and, if taken prior to age
                        591/2, may be subject to an additional 10% federal tax
                        penalty. A withdrawal charge may also apply.

                        If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless a Withdrawal
                        Benefit Option is in effect under your Contract. Your
                        Contract will terminate if you withdraw all of your
                        Contract Value.
-------------------------------------------------------------------------------

                                 11  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on 66. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-866-718-9824 if you have any question about how the Contracts work.


                                 12  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*// /

                         Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                    0           1           2           3           4           5           6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor             7%          7%          6%          5%          4%          3%        2%           0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus      8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor
Preferred with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal           7%          6%          5%          4%          3%          0%
 Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal           7%          6%          5%          0%
 Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge                                                     None
 Option
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract                                                           $30**
Maintenance Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                    1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 13  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:



Basic Contract (without any optional
benefit)                               Mortality and Expense Risk Charge  Administrative Expense Charge*
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                    1.10%                            0.19%
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                               1.40%                            0.19%
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR                 1.40%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR                 1.50%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO                      1.60%                            0.19%
WITHDRAWAL CHARGE OPTION)
----------------------------------------------------------------------------------------------------------


Basic Contract (without any optional
benefit)                                Total Variable Account Annual Expense
------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                       1.29%
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                  1.59%
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR                    1.59%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR                    1.69%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO                         1.79%
WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                     0.20% (up to 0.30% for Options added in the
MAV Death Benefit Option                                               future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option                         Charge*      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                    1.30%              0.19%          1.49%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                               1.60%              0.19%          1.79%
------------------------------------------------------------------------------------------------------------------
  ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)      1.60%              0.19%          1.79%
 ------------------------------------------------------------------------------------------------------------------
  ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)      1.70%              0.19%          1.89%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)            1.80%              0.19%          1.99%
------------------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                                            0.50%*
------------------------------------------------------------------------------------------------------------


*    Up  to  1.25%  for  Options  added  in  the  future.  See   "TrueReturn/SM/
     Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                                   0.50%*
--------------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.



SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE


                                 14  PROSPECTUS

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Plus Withdrawal Benefit Option                                              0.65%*
-------------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.



SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome For Life Withdrawal Benefit Option                                         0.65%*
-----------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40% of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55% of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.



INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," on page 69, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses
- Mortality and Expense Risk Charge," on page 61, for details.


                                 15  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.35%                      1.81%
and other expenses)
----------------------------------------------------------------------------------




PORTFOLIO ANNUAL EXPENSES - (AS PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                              Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                        Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
Portfolio - Service Class 2     0.57%       0.25%      0.09%           0.91%
(2)
------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010
Portfolio - Service Class 2      N/A        0.25%       N/A            0.86%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020
Portfolio - Service Class 2      N/A        0.25%       N/A            0.93%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030
Portfolio - Service Class 2      N/A        0.25%       N/A            0.97%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Freedom Income
Portfolio - Service Class 2      N/A        0.25%       N/A            0.72%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Growth Stock
Portfolio - Service Class 2     0.57%       0.25%      0.69%           1.51%
(4)(5)(7)
------------------------------------------------------------------------------------
Fidelity VIP Index 500
Portfolio - Service Class 2     0.10%       0.25%      0.00%           0.35%
(6)(7)
------------------------------------------------------------------------------------
Fidelity VIP Mid Cap
Portfolio - Service Class 2     0.57%       0.25%      0.12%           0.94%
(2)
------------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities Fund -        0.48%       0.25%      0.03%           0.76%
Class 2 (8)(9)
------------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2       0.46%       0.25%      0.02%           0.73%
(8)(9)
------------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities Fund -        0.73%       0.25%      0.03%           1.01%
Class 2 (8)(9)
------------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities Fund -         0.52%       0.25%      0.17%           0.94%
Class 2 (9)(10)
------------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government Fund - Class 2       0.49%       0.25%      0.03%           0.77%
(8)(9)
------------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities Fund - Class 2       0.80%       0.25%      0.23%           1.28%
(9)
------------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2       0.60%       0.25%      0.18%           1.03%
(9)
------------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities Fund -       1.24%       0.25%      0.29%           1.78%
Class 2
------------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2       0.65%       0.25%      0.17%           1.07%
(10)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.75%        N/A       1.00%           1.75%
All Value Portfolio (11)(13)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Bond-Debenture Portfolio        0.50%        N/A       0.44%           0.94%
(11)(12)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Growth and Income Portfolio     0.48%        N/A       0.41%           0.89%
(12)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Growth Opportunities            0.80%        N/A       0.62%           1.42%
Portfolio (11)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.74%        N/A       0.38%           1.12%
Mid-Cap Value Portfolio (13)
------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA    0.72%       0.25%      0.03%           1.00%
- Service Shares
------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA -          0.64%       0.25%      0.02%           0.91%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer Core Bond           0.73%       0.25%      0.05%           1.03%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Global
Securities Fund/VA - Service    0.63%       0.25%      0.04%           0.92%
Shares
------------------------------------------------------------------------------------
Oppenheimer High Income         0.72%       0.25%      0.03%           1.00%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street         0.65%       0.25%      0.01%           0.91%
Fund(R)/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA -          0.74%       0.25%      0.05%           1.04%
Service Shares
------------------------------------------------------------------------------------

                                 16 PROSPECTUS

Oppenheimer MidCap Fund/VA -    0.67%       0.25%      0.05%           0.97%
Service Shares (13)
------------------------------------------------------------------------------------
Oppenheimer Strategic Bond      0.69%       0.25%      0.02%           0.96%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Putnam VT The George Putnam     0.62%       0.25%      0.10%           0.97%
Fund of Boston - Class IB
------------------------------------------------------------------------------------
Putnam VT Global Asset          0.70%       0.25%      0.20%           1.15%
Allocation Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Growth and Income     0.49%       0.25%      0.05%           0.79%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Health Sciences       0.70%       0.25%      0.11%           1.06%
Fund - Class IB (15)
------------------------------------------------------------------------------------
Putnam VT High Yield Fund -     0.68%       0.25%      0.09%           1.02%
Class IB (16)
------------------------------------------------------------------------------------
Putnam VT Income Fund -         0.61%       0.25%      0.10%           0.96%
Class IB (16)
------------------------------------------------------------------------------------
Putnam VT International         0.75%       0.25%      0.18%           1.18%
Equity Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Investors Fund -      0.65%       0.25%      0.10%           1.00%
Class IB
------------------------------------------------------------------------------------
Putnam VT Money Market Fund     0.45%       0.25%      0.11%           0.81%
- Class IB (16)
------------------------------------------------------------------------------------
Putnam VT New Opportunities     0.61%       0.25%      0.05%           0.91%
Fund - Class IB (15)
------------------------------------------------------------------------------------
Putnam VT New Value Fund -      0.68%       0.25%      0.08%           1.01%
Class IB
------------------------------------------------------------------------------------
Putnam VT Research Fund -       0.65%       0.25%      0.14%           1.04%
Class IB (15)
------------------------------------------------------------------------------------
Putnam VT Utilities Growth
and Income Fund - Class IB      0.70%       0.25%      0.14%           1.09%
(15)
------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    0.65%       0.25%      0.09%           0.99%
IB
------------------------------------------------------------------------------------
Putnam VT Voyager Fund -        0.57%       0.25%      0.06%           0.88%
Class IB
------------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II      0.75%       0.25%      0.55%           1.55%
(17)(19)(23)
------------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.56%       0.25%      0.03%           0.84%
Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%       0.25%      0.07%           1.02%
Growth Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Growth and       0.57%       0.25%      0.04%           0.86%
Income Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Money Market     0.45%       0.25%      0.20%           0.90%
Portfolio, Class II (18)(19)
------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio,         0.75%       0.35%      0.34%           1.44%
Class II (20)(21)
------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio, Class II      0.46%       0.35%      0.32%           1.13%
(20)(21)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class I              0.50%        N/A       0.33%           0.83%
(20)(21)(22)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth
Portfolio, Class II             0.50%       0.35%      0.33%           1.18%
(20)(21)(22)
------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio, Class      0.80%       0.35%      0.39%           1.54%
II (20)(21)
------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth Portfolio, Class II      0.75%       0.35%      0.34%           1.44%
(20)(21)
------------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio, Class II      0.92%       0.35%      0.54%           1.81%
(20)(21)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class I        0.72%        N/A       0.29%           1.01%
(20)(21)(22)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class II       0.72%       0.35%      0.29%           1.36%
(20)(21)(22)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class II      0.75%       0.35%      0.28%           1.38%
(20)(21)
------------------------------------------------------------------------------------

1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005 (except as otherwise noted).

2. A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses.
 Including these reductions, the "Total Annual Portfolio Expenses" would have been 0.89% for Fidelity VIP Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP Mid Cap Portfolio - Service Class 2. These offsets may be discontinued at any time.

3. Each Fidelity VIP Freedom Portfolio purchases Initial Class shares of multiple underlying Fidelity VIP Portfolios. As shareholders in such multiple underlying Portfolios, the Fidelity VIP Freedom Portfolios' estimated "Total Annual Portfolio Expenses" are based on their own estimated "Total Annual Portfolio Expenses" plus a weighted average of the "Total Annual Portfolio Expenses" of the underlying Portfolios in which they invest. As a result, the "Management Fees" and "Other Expenses" for the Fidelity VIP Freedom Portfolios constitute weighted averages of the "Management Fees" and "Other Expenses" of the underlying Portfolios in which they invest. Such "Management Fees" and
 "Other Expenses" are not shown in the table above, but are reflected in "Total Annual Portfolio Expenses," above. After expense reductions and reimbursements, the Fidelity VIP Freedom Portfolios' "Total Annual Portfolio Expenses" would have been:

                                                               Total Annual
PORTFOLIO                                                   Portfolio Expenses
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2             0.81%
-------------------------------------------------------------------------------

                                 17 PROSPECTUS

Fidelity VIP Freedom 2020 Portfolio - Service Class 2             0.87%
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2             0.89%
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2           0.70%
-------------------------------------------------------------------------------


4. The fund's manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.

5. A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. Including these reductions, the "Total Annual Portfolio Expenses" would have been 1.05%. This offsets may be discontinued at any time.

6. Management fees for the fund have been reduced to 0.10%, and Portfolio expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

7. The annual class operating expenses for the Portfolio are based on historical expenses adjusted to reflect current fees.

8. The Fund administration fee is paid indirectly through the management fee.

9. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

10.The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:

                                    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                              Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value        0.47%       0.25%      0.17%           0.89%
Securities Fund - Class 2
------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities    0.60%       0.25%      0.17%           1.02%
Fund - Class 2
------------------------------------------------------------------------------------------


11. For the year ending December 31, 2006 and through April 30, 2007, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of each Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. With this reimbursement, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:

                                           Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                     Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value          0.75%        N/A       0.39%           1.14%
Portfolio
-------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture     0.50%        N/A       0.40%           0.90%
Portfolio
-------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth             0.80%        N/A       0.40%           1.20%
Opportunities Portfolio
-------------------------------------------------------------------------------------------------


12. Effective January 1, 2006, the "Management Fee" for the Portfolio was changed from a flat fee of 0.50% to 0.50% for the first $1 billion of average daily net assets and 0.45% for average daily net assets over $1 billion.

13. Effective January 1, 2006, the "Management Fee" for the Portfolio was changed from a flat fee of 0.75% to 0.75% for the first $1 billion of average daily net assets, 0.70% for the next $1 billion of average daily net assets, and 0.65% for average daily net assets over $2 billion.

14. Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

15. Effective October 1, 2004, the Putnam VT Health Sciences Fund - Class IB, Putnam VT New Opportunities Fund - Class IB, Putnam VT Research Fund - Class IB and the Putnam VT Utilities Growth and Income Fund - Class IB Portfolios are no longer available for new investments. If you are currently invested in the Variable Sub-accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will


                                 18  PROSPECTUS
continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

16. Reflects Putnam Management's agreement, effective January 28, 2005, to waive fees and reimburse expenses of the Portfolio through December 31, 2006 to the extent necessary to ensure that the Portfolio's expenses do not exceed the average expenses of the Portfolios viewed by Lipper Inc. as having the same investment classification or objective as the Portfolio. The expense reimbursement is based on a comparison of the Portfolio's expenses with the average annualized operating expenses of the Portfolios in its Lipper peer group, as reported by Lipper, for each calendar quarter during the Portfolio's last fiscal year, excluding "Rule 12b-1 Fees" and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.
 After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:


                         Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                   Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------
Putnam VT High Yield       0.67%       0.25%      0.09%           1.01%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Income Fund -    0.54%       0.25%      0.10%           0.89%
Class IB
-------------------------------------------------------------------------------
Putnam VT Money Market     0.42%       0.25%      0.11%           0.78%
Fund - Class IB
-------------------------------------------------------------------------------



17. For the year ended December 31, 2005, the adviser voluntarily waived $117,800 of its investment advisory fees. The adviser has agreed to waive all expenses in excess of 1.26% of average daily net assets. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

18. For the year ended December 31, 2005, the adviser waived approximately $24,800 of its advisory fees. Under the terms of the advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceeds 0.95% of the average daily net assets of the Portfolio, the adviser will reimburse the Portfolio for the amount of the excess. The adviser has agreed to waive all expenses in excess 0.85% of average net assets. Effective October 1, 2005, this voluntary waiver was discontinued.

19.T he fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. When the effects of the voluntary waivers discussed in footnotes 17 and 18 are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                               Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth       0.46%       0.25%      0.55%           1.26%
Portfolio, Class II
-------------------------------------------------------------------------------------------
Van Kampen LIT Money Market            0.42%       0.25%      0.20%           0.87%
Portfolio, Class II
-------------------------------------------------------------------------------------------


20. Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

21. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                   Operating
                                                    Expense    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                          Limitation     Fees        Fees     Expenses   Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio,      1.35%       0.75%       0.05%      0.34%           1.14%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class    1.00%       0.46%       0.05%      0.32%           0.83%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I      0.85%       0.50%        N/A       0.33%           0.83%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II     1.10%       0.50%       0.25%      0.33%           1.08%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class     1.20%       0.46%       0.05%      0.69%           1.20%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class II    1.15%       0.71%       0.10%      0.34%           1.15%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio,       1.25%       0.36%       0.05%      0.84%           1.25%
Class II
---------------------------------------------------------------------------------------------------------------------

                                 19 PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value Portfolio,         1.05%       0.72%        N/A       0.29%           1.01%
Class I
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio,         1.15%       0.72%       0.10%      0.29%           1.11%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class     1.35%       0.75%       0.25%      0.28%           1.28%
II
---------------------------------------------------------------------------------------------------------------------

22.The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class II and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth Portfolio, Class I and the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

23. Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




                                 20  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option;

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                      Allstate Advisor                       Allstate Advisor Plus
                                                                                             10  Years                            5
                                                       1Year         3 Years       5  Years                 1 Year    3  Years  Year
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,042      $1,781        $2,541       $4,713       $ 1,200  $2,082   $2,897
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  892      $1,339        $1,817       $3,335       $ 1,050  $1,643   $2,182
------------------------------------------------------------------------------------------------------------------------------------
                                                             Allstate Advisor Preferred
                                                            (with 5-year Withdrawal Charge Option)

                                                        1 Year      3  Years     5  Years      10 Years
----------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $987       $1,785       $2,430        $4,971
----------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $838       $1,346       $1,715        $3,635
----------------------------------------------------------------------------------------------------------



                                        Allstate Advisor Preferred                         Allstate Advisor Preferred
                                  (with 3-year Withdrawal Charge Option)               (with No Withdrawal Charge Option)
                              1 Year      3  Years     5  Years     10 Years     1 Year      3  Years     5  Years      10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum       $998       $1,474       $2,477       $5,056        $498       $1,504       $2,524        $5,139
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum       $848       $1,036       $1,765       $3,733        $348       $1,067       $1,815        $3,830
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------






                                 21  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                           Allstate Advisor                              Allstate Advisor Plus
                                                               10  Years                                       10  Years
                            1Year      3 Years       5  Years                 1 Year    3  Years     5  Years
-----------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum     $447      $1,356        $2,286       $4,713       $   477  $1,445       $2,430       $4,971
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum     $297      $  914        $1,562       $3,335       $   328  $1,006       $1,715       $3,635
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
                                  Allstate Advisor Preferred
                                (with 5-year Withdrawal Charge Option)

                            1 Year      3  Years     5  Years      10 Years
------------------------------------------------------------------------------
Costs Based on Maximum     $477       $1,445       $2,430        $4,971
Annual Portfolio Expenses
------------------------------------------------------------------------------
Costs Based on Minimum     $328       $1,006       $1,715        $3,635
Annual Portfolio Expenses
------------------------------------------------------------------------------



                                        Allstate Advisor Preferred                         Allstate Advisor Preferred
                                  (with 3-year Withdrawal Charge Option)               (with No Withdrawal Charge Option)
                              1 Year      3  Years     5  Years     10 Years     1 Year      3  Years     5  Years      10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum       $488       $1,474       $2,477       $5,056        $498       $1,504       $2,524        $5,139
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum       $338       $1,036       $1,765       $3,733        $348       $1,067       $1,815        $3,830
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------





PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 22  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix I of this prospectus. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for the following Sub-Accounts, which were first offered under the contracts on May 1, 2006: Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is age 90.

If you select the Maximum Anniversary Value (MAV) Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age
79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 75. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 75, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b) or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the


                                 23  PROSPECTUS
most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 75. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 75, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of


                                 24  PROSPECTUS
determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign


                                 25  PROSPECTUS
benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-866-718-9824.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" on page 27 for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation


                                 26  PROSPECTUS
instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING


                                 27  PROSPECTUS

VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12              N/A         120.0%
---------------------------------------------
       13              N/A         130.0%
---------------------------------------------
       14              N/A         140.0%
---------------------------------------------
       15              N/A         150.0%
---------------------------------------------
       16              N/A         160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating


                                 28  PROSPECTUS
the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               10
AB Factor:                                125.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/14
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                      = $50,000 X 125.0%
                       = $62,500


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or


                                 29  PROSPECTUS

(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

               GUARANTEE OPTION 1                         GUARANTEE OPTION 2
-------------------------------------------------------------------------------------
* Model Portfolio Option 1                        * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio        * TrueBalance Conservative Model
 Option                                            Portfolio Option
* TrueBalance Moderately Conservative Model       * TrueBalance Moderately
 Portfolio Option                                  Conservative Model Portfolio
*Fidelity VIP Freedom Income Fund Model            Option
 Portfolio Option                                 * TrueBalance Moderate Model
*Fidelity VIP Freedom 2010 Fund Model Portfolio    Portfolio Option
 Option                                           * TrueBalance Moderately Aggressive
                                                   Model Portfolio Option
                                                  * TrueBalance Aggressive Model
                                                   Portfolio Option
                                                  *Fidelity VIP Freedom Income Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2010 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2020 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2030 Fund
                                                   Model Portfolio Option
-------------------------------------------------------------------------------------


NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN
OPTION ON MAY 1, 2005.   TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1,
2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS
                                      ------------
MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTIONS 1
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each


                                 30  PROSPECTUS
category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:


                         MODEL PORTFOLIO OPTION 1
---------------------------------------------------------------------------

                              20% Category A
                              50% Category B
                              30% Category C
                               0% Category D
---------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
---------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
---------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (7)
Fidelity VIP Index 500 - Service Class 2 Sub-Account (7)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (7)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account (2)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (7)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer MidCap/VA - Service Shares Sub-Account (8)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(7)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
---------------------------------------------------------------------------
CATEGORY D
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (7)
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (7)
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (7)
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (7)
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (7)
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (6)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
---------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATIONS FOR MODEL PORTFOLIO OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The s FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the Investment Alternatives: Variable Sub-Accounts section for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account


                                 31  PROSPECTUS

(Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(7) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(8) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


MODEL PORTFOLIO OPTION 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2(Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:


                     MODEL PORTFOLIO OPTION 2
-------------------------------------------------------------------

                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
-------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2) Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
-------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account (7) Fidelity VIP Index 500 - Service Class 2 Sub-Account (7)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (7)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (7)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)

                                 32 PROSPECTUS

Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Utilities Growth and Income - Class IB Sub-Account (4) Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(7)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen
 UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
-------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (7)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account Oppenheimer MidCap/VA - Service Shares Sub-Account (8)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer Global Securities/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (6)
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
-------------------------------------------------------------------

THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT.   INSTEAD, THE FIDELITY
VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATION REQUIREMENTS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(7) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(8) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC


                                 33  PROSPECTUS

ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

Rider Date on or after October 1, 2004.

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 2):


                        MODEL PORTFOLIO OPTION 2
                (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
------------------------------------------------------------------------

                               AVAILABLE
------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (6)
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (6)
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (6)
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (6)
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (6)
Fidelity VIP Index 500 - Service Class 2 Sub-Account (6)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (6)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account (2) FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (6)
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer MidCap/VA - Service Shares Sub-Account (7)
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(6)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen UIF
 U.S. Mid Cap Value, Class II Sub-Account (3)(4)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
------------------------------------------------------------------------
                                EXCLUDED
   VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2
------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (6)
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (5)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (3)(4)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
------------------------------------------------------------------------



(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Variable Sub-Account was first offered under the Contract on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                 34  PROSPECTUS

(5) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(6) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(7) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 78 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn


                                 35  PROSPECTUS

  Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 75. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.
If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub--


                                 36  PROSPECTUS

Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

                         FIDELITY VIP FREEDOM FUNDS                                  FIDELITY VIP FREEDOM
                           MODEL PORTFOLIO OPTIONS                                       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
           Fidelity VIP Freedom Income Fund Model Portfolio Option              Fidelity VIP Freedom Income -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2010 Fund Model Portfolio Option                Fidelity VIP Freedom 2010 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2020 Fund Model Portfolio Option                Fidelity VIP Freedom 2020 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2030 Fund Model Portfolio Option                Fidelity VIP Freedom 2030 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------


The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.


SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" on page 38 is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time.
 You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract


                                 37  PROSPECTUS

Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" on page 39 for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix F.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:


                                 38  PROSPECTUS

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" on page 47.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.


                                 39  PROSPECTUS

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 75.
   For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option") for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms on page 42). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "Withdrawal Benefit Payout Phase".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 75.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only


                                 40  PROSPECTUS
one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS


                                 41  PROSPECTUS
minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix G.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each


                                 42  PROSPECTUS
payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" on page 47.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix G.

Refer to the Death Benefits section (page 75) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or


                                 43  PROSPECTUS

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option") for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described on page 46 under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described on page 43 under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 75.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you
choose to add the SureIncome For Life Option.   Currently, you may have only one
Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 75, inclusive, on the effective date of the Rider (the "Rider Application Date"). The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available


                                 44  PROSPECTUS
in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value.
 After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.


                                 45  PROSPECTUS

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix H.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" on page 47.


                                 46  PROSPECTUS

DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix H.

Refer to the DEATH BENEFITS section (page 75) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.


                                 47  PROSPECTUS

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:


*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------



NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005.

NOTE:  THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN
CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005.   ANY TRUEBALANCE
MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account.
 You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.


MODEL PORTFOLIO OPTION 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 48  PROSPECTUS

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1):


                            Available
------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (2) Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (2) Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (2) Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (2) Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account (2) Fidelity VIP Index 500 - Service Class 2 Sub-Account (2)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (2)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account FTVIP Mutual Discovery Securities - Class 2 Sub-Account (2)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account (3)
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Main Street(R)/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)(4)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
 Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)(5)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
------------------------------------------------------------------
                             Excluded
------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (2) Oppenheimer Global Securities/VA - Service Shares Sub-Account Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (6)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (4)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
------------------------------------------------------------------



(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(3)Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING


                                 49  PROSPECTUS

VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option.
 Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 54 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-866-718-9824 OR GO TO
WWW.ACCESSALLSTATE.COM.


PORTFOLIO:               EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
Fidelity VIP             Long-term capital
 Contrafund(R)  -         appreciation
 Service Class 2
 Sub-Account
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2010 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2020 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2030 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a      FIDELITY MANAGEMENT &
 Income - Service Class   secondary objective of       RESEARCH COMPANY
 2 Sub-Account            principal preservation
-------------------------------------------------------
Fidelity VIP Growth      To achieve capital
 Stock - Service Class    appreciation
 2 Sub-Account
-------------------------------------------------------
Fidelity VIP Index 500   Investment results that
 - Service Class 2        correspond to the total
 Sub-Account              return of common stocks
                          publicly traded in the
                          United States as
                          represented by the Standard
                          & Poor's 500(SM) Index (S&P
                          500(R))
-------------------------------------------------------
Fidelity VIP Mid Cap -   Long-term growth of capital
 Service Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Growth    Capital appreciation with
 and Income Securities    current income as a
 - Class 2 Sub-Account    secondary goal.
-------------------------------------------------------------------------------
FTVIP Franklin Income    To maximize income while
 Securities - Class 2     maintaining prospects for    FRANKLIN ADVISERS, INC.
 Sub-Account              capital appreciation.
-------------------------------------------------------

                                 50 PROSPECTUS

FTVIP Franklin Large     Capital appreciation
 Cap Growth Securities
 - Class 2 Sub-Account
-------------------------------------------------------
FTVIP Franklin U.S.      Income
 Government - Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Small      Long-term total return.      FRANKLIN ADVISORY
 Cap Value Securities -                                SERVICES, LLC
 Class 2 Sub-Account
-------------------------------------------------------
FTVIP Mutual Discovery   Capital appreciation
 Securities - Class 2
 Sub-Account
FTVIP Mutual Shares      Capital appreciation with     FRANKLIN MUTUAL
 Securities - Class 2     income as a secondary goal   ADVISERS, LLC
 Sub-Account
FTVIP Templeton          Long-term capital
 Developing Markets       appreciation.                TEMPLETON ASSET
 Securities - Class 2                                  MANAGEMENT LTD.
 Sub-Account
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities - Class 2                                  COUNSEL, LLC
 Sub-Account
-------------------------------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 All Value Sub-Account    and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     High current income and the
 Bond-Debenture           opportunity for capital
 Sub-Account              appreciation to produce a
                          high total return
-------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 Growth and Income        and income without           LORD, ABBETT & CO. LLC
 Sub-Account              excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation
 Growth Opportunities
 Sub-Account
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation through
 Mid-Cap Value            investments, primarily in
 Sub-Account              equity securities, which
                          are believed to be
                          undervalued in the
                          marketplace
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA    Capital appreciation by
 Sub-Account(1)           investing in ''growth
                          type'' companies.
-------------------------------------------------------
Oppenheimer Balanced/VA  A high total investment
 - Service Shares         return, which includes
 Sub-Account              current income and capital   OPPENHEIMERFUNDS, INC.
                          appreciation in the value
                          of its shares.
Oppenheimer Core         High level of current
 Bond/VA - Service        income. As a secondary
 Shares Sub-Account       objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Oppenheimer Capital      Capital appreciation by
 Appreciation/VA -        investing in securities of
 Service Shares           well-known, established
 Sub-Account              companies.
-------------------------------------------------------------------------------
Oppenheimer Global       Long-term capital
 Securities/VA -          appreciation by investing a
 Service Shares           substantial portion of
 Sub-Account              assets in securities of
                          foreign issuers,             OPPENHEIMERFUNDS, INC.
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High         A high level of current
 Income/VA Sub-Account    income from investment in
                          high-yield fixed-income
                          securities.
-------------------------------------------------------
Oppenheimer Main         High total return (which
 Street(R)/VA - Service   includes growth in the
 Shares Sub-Account       value of its shares as well
                          as current income) from
                          equity and debt securities.
-------------------------------------------------------
Oppenheimer Main Street   Capital appreciation.
 Small Cap(R)/VA -
 Service Shares
 Sub-Account
-------------------------------------------------------
Oppenheimer Strategic    A high level of current
 Bond/VA - Service        income principally derived
 Shares Sub-Account       from interest on debt
                          securities.
-------------------------------------------------------------------------------

                                 51 PROSPECTUS

Putnam VT The George     To provide a balanced
 Putnam Fund of Boston    investment composed of a
 - Class IB Sub-Account   well diversified portfolio
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
-------------------------------------------------------
Putnam VT Global Asset   A high level of long-term
 Allocation - Class IB    total return consistent
 Sub-Account              with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and     Capital growth and current
 Income - Class IB        income.
 Sub-Account
-------------------------------------------------------
Putnam VT Health         Capital appreciation.
 Sciences - Class IB
 Sub-Account (2)
-------------------------------------------------------
Putnam VT High Yield -   High current income.
 Class IB Sub-Account     Capital growth is a
                          secondary goal when          PUTNAM INVESTMENT
                          consistent with achieving    MANAGEMENT, LLC
                          high current income.
-------------------------------------------------------
Putnam VT Income -       High current income
 Class IB Sub-Account     consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity - Class IB
 Sub-Account
-------------------------------------------------------
Putnam VT Investors -    Long-term growth of capital
 Class IB Sub-Account     and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market   As high a rate of current
 - Class IB Sub-Account   income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Long-term capital
 Opportunities - Class    appreciation.
 IB Sub-Account (2)
-------------------------------------------------------
Putnam VT New Value -    Long-term capital
 Class IB Sub-Account     appreciation.
-------------------------------------------------------
Putnam VT Research -     Capital appreciation.
 Class IB Sub-Account
 (3)
-------------------------------------------------------
Putnam VT Utilities      Capital growth and current
 Growth and Income        income.
 Sub-Account (3)
-------------------------------------------------------
Putnam VT Vista - Class   Capital appreciation.
 IB Sub-Account
-------------------------------------------------------
Putnam VT Voyager -      Capital appreciation.
 Class IB Sub-Account
-------------------------------------------------------------------------------
Van Kampen LIT           Capital growth                VAN KAMPEN ASSET
 Aggressive Growth,                                    MANAGEMENT
 Class II Sub-Account
 (3)
-------------------------------------------------------------------------------
Van Kampen LIT           Capital growth and income
 Comstock, Class II       through investments in
 Sub-Account              equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
Van Kampen LIT Emerging  Capital appreciation.
 Growth, Class II
 Sub-Account                                           VAN KAMPEN ASSET
                                                       MANAGEMENT
Van Kampen LIT Growth    Long-term growth of capital
 and Income, Class II     and income.
 Sub-Account
Van Kampen LIT Money     Protection of capital and
 Market, Class II         high current income through
 Sub-Account              investments in money market
                          instruments.
Van Kampen UIF Emerging  High total return by
 Markets Debt, Class II   investing primarily in
 Sub-Account(4)           fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.

                                 52 PROSPECTUS

Van Kampen UIF Equity    Capital appreciation and
 and Income, Class II     current income
 Sub-Account(4)
Van Kampen UIF Equity    Long-term capital
 Growth, Class I & Van    appreciation by investing
 Kampen UIF Equity        primarily in
 Growth, Class II         growth-oriented equity
 Sub-Account(4)(5)        securities of U.S. and
                          foreign companies
Van Kampen UIF Global    Long-term capital
 Franchise, Class II      appreciation                  VAN KAMPEN
 Sub-Account(4)
Van Kampen UIF Mid Cap   Long-term capital growth by
 Growth, Class II         investing primarily in
 Sub-Account              growth-oriented equity
                          securities of U.S. mid cap
                          companies and foreign
                          companies, including
                          emerging markets
                          securities.
-------------------------------------------------------
Van Kampen UIF U.S. Mid  Above-average total return
 Cap Value, Class I       over a market cycle of
 Sub-Account & Van        three to five years by
 Kampen UIF U.S. Mid      investing in common stocks
 Cap Value, Class II      and other equity securities
 Sub-Account (4)(5)
-------------------------------------------------------
Van Kampen UIF Small     Long-term capital
 Company Growth, Class    appreciation by investing
 II Sub-Account(4)        primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S.      Above average current income
 Real Estate, Class II    and long-term capital
 Sub-Account(4)           appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real
                          estate investment trusts     ------------------------
-------------------------------------------------------

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE


                                 53  PROSPECTUS

PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your sales representative before selecting a TrueBalance model portfolio.

Allstate New York and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate New York retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate New York's Contract Owners. Neither Allstate New York nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate New York nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate New York may offer new or revised TrueBalance model portfolios at any time, and may retain a different


                                 54  PROSPECTUS
investment management firm to create any such new or revised TrueBalance model portfolios. Allstate New York will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account


                                 55  PROSPECTUS

Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 60.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Account to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market - Class IB Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market - Class IB Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 60.


                                 56  PROSPECTUS

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or


                                 57  PROSPECTUS

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $100.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-866-718-9824. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received


                                 58  PROSPECTUS
after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted


                                 59  PROSPECTUS
through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT


                                 60  PROSPECTUS

Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future.


                                 61  PROSPECTUS

However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of the trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to Janaury 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during


                                 62  PROSPECTUS
the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value.
 For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date.
 As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the


                                 63  PROSPECTUS

Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to        withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally


                                 64  PROSPECTUS
all withdrawals are treated as distributions of earnings. Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolio whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 16-20. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the Portfolios' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 66.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 57.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,


                                 65  PROSPECTUS

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-866-718-9824 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payment have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no earlier than the first Contract Anniversary and no later than:

.. the Annuitant's 90th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," on page 69. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of


                                 66  PROSPECTUS
your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no


                                 67  PROSPECTUS
guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0            1           2           3           4           5           6          7            8+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%          0%
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%          0%
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor
Preferred with:
------------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal           7%          6%          5%          4%          3%          0%
 Charge Option
------------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal           7%          6%          5%          0%
 Charge Option
------------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge     None
 Option
------------------------------------------------------------------------------------------------------------------------------------



                                 68  PROSPECTUS

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before


                                 69  PROSPECTUS
the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

We believe the Income Protection Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Income Protection Benefit Option for prototype approval with the IRS.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Fidelity VIP Freedom Income - Service Class 2 Sub-Account (4)

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable


                                 70  PROSPECTUS

Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (4)

  Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (4)

  Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (4)

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (4)

  Fidelity VIP Index 500 - Service Class 2 Sub-Account (4)

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account (4)

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account (4)

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account(5)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (5)

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (3)

  Van Kampen UIF Equity Growth, Class I Sub-Account (3)

  Van Kampen UIF Equity Growth, Class II Sub-Account (1)(3)

  Van Kampen UIF Global Franchise, Class II Sub-Account (3)

  Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (3)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (1)(3)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Fidelity VIP Growth Stock - Service Class 2 Sub-Account (4)

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer MidCap/VA - Service Shares Sub-Account (6)

  Putnam VT Health Sciences - Class IB Sub-Account (5)

  Putnam VT New Opportunities - Class IB Sub-Account (5)



                                 71  PROSPECTUS

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account (2)

  Van Kampen LIT Emerging Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(4)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (3)



(1)Van Kampen UIF Equity Growth, Class II Sub-Accountand the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of the Contracts issued prior to May 1, 2004, may only invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(5) Effective October 1, 2004, thePutnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.*

(6) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes. We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.



                                 72  PROSPECTUS

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

RIG 1 provides a benefit that is based on a guaranteed interest accumulation.
 RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:


                                 73  PROSPECTUS

 . The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cummulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).



                                 74  PROSPECTUS

 . Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

You may not add the MAV Death Benefit Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the option.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

                                 75  PROSPECTUS

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 77, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.



                                 76  PROSPECTUS

We believe the MAV Death Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the MAV Death Benefit Option for prototype approval with the IRS.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New


                                 77  PROSPECTUS

Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal

                                 78  PROSPECTUS
charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

We believe the Spousal Protection Benefit (Co-Annuitant) Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for prototype approval with the IRS.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and


                                 79  PROSPECTUS
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.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contractwas terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.




                                 80  PROSPECTUS
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If this section applies and if the Co-Annuitant dies prior to the Payout Start
Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.

We believe the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts for prototype approval with the IRS.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

On March 8, 2006, Allstate New York announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business.
 The Agreement also provides that Allstate New York and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.



                                 81  PROSPECTUS
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VOTING PRIVILEGES.  As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


                                 82  PROSPECTUS

THE CONTRACT
DISTRIBUTION.

Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate New York does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You


                                 83  PROSPECTUS
should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
Allstate New York is currently undergoing a periodic market conduct examination by the New York State Department of Insurance. The Department is focusing, as they have with other insurers, on Allstate New York's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that Allstate New York failed to meet the requirements of applicable regulations. In relation to this examination Allstate New York accrued $15 million of additional benefits in 2005. The ultimate outcome of this examination is currently under discussion with the New York State Department of Insurance.

In the event of an unfavorable outcome in the above matter, the ultimate liability may be in excess of amounts currently reserved and may be material to Allstate New York's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of the matter described above as it is resolved is not likely to have a material adverse effect on the financial position of Allstate New York.

There are no pending legal proceedings to which the Separate Account is a party. Allstate New York is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate New York.


                                 84  PROSPECTUS

LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 85  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 86  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 87  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 88  PROSPECTUS

U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


                                 89  PROSPECTUS

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                                 90  PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after


                                 91  PROSPECTUS

12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.




                                 92  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
     Agreements with the Prudential Insurance Company of America
--------------------------------------------------------------------------------
     Purchase of Contracts
--------------------------------------------------------------------------------
     Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
     Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
     Incontestability
--------------------------------------------------------------------------------
     Settlements
--------------------------------------------------------------------------------
     Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------








THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 93  PROSPECTUS

APPENDIX A                                                           ALLSTATE
ADVISOR CONTRACT COMPARISON CHART

            Feature                     Advisor            Advisor Plus                         Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             5-year Withdrawal  3-year Withdrawal    No Withdrawal
                                                                               Charge Option      Charge Option      Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS            - Standard Fixed       - Dollar Cost        - Dollar Cost      - Dollar Cost            None
                                 Account Option         Averaging Fixed      Averaging Fixed    Averaging Fixed
                                 with1, 3, 5,           Account Options      Account Options    Account Options
                                 and 7 year             with 3 to 12         with 3 to 12       with 3 to 12
                                 Guarantee              month                month              month
                                 Periods                Transfer Periods     Transfer Periods   Transfer Periods
                                 - Dollar Cost
                                 Averaging Fixed
                                 Account Options
                                 with 3 to 12
                                 month
                                 Transfer Periods
                                 --------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                                       up to 5% depending        None                None              None
                                                         on issue age and
                                         None            amount of
                                                         purchase payments
                                                                             ------------------------------------------------------

-----------------------------------------------------------------------------
MORTALITY AND EXPENSE                    1.10%                 1.40%               1.40%              1.50%              1.60%
RISK CHARGE
(BASE CONTRACT)
-----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                 7/ 7/ 6/ 5/ 4/ 3/ 2   8.5/ 8.5/ 8.5/ 7.5/    7/ 6/ 5/ 4/ 3          7/ 6/ 5            None
(% OF PURCHASE                                            6.5/ 5.5/ 4/2.5
PAYMENT)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                 94  PROSPECTUS

APPENDIX B
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 95  PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                     Income Benefit Amount

                                                                                         --------------5%-------
                                                                                                 Roll-Up Value

                                       Beginning                Contract      Maximum    --------------------------------
                       Type of         Contract   Transaction  Value After  Anniversary       Advisor and
     Date             Occurrence         Value      Amount     Occurrence      Value           Preferred          Plus

-------------------------------------------------------------------------------------------------------------------------
    1/1/04                              $55,000           _      $55,000      $55,000           $52,500          $54,600
                 Contract Anniversary
-------------------------------------------------------------------------------------------------------------------------
    7/1/04        Partial Withdrawal    $60,000     $15,000      $45,000      $41,250           $40,176          $40,859
-------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to             (c)                   $55,000           $55,000
Partial Withdrawal
---------------------------------------------------------------------------------
Withdrawal Adjustment       [(a)/(b)]*(c)              $13,750           $13,750
---------------------------------------------------------------------------------
Adjusted Income                                        $41,250           $41,250
Benefit
---------------------------------------------------------------------------------

5% ROLL-UP VALUE
INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to
Partial Withdrawal
(assumes half years
worth of interest on
$52,500 and $54,600,             (c)                   $53,786           $55,937
respectively)
---------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5%
of Roll-Up Value on              (d)                   $ 2,625           $ 2,730
1/1/04)
---------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of         (e) = (d) * 1.05 ^-0.5         $ 2,562           $ 2,664
interest)
---------------------------------------------------------------------------------
Contract Value After      (b/'/) = (b) - (d)           $57,375           $57,270
Step 1
---------------------------------------------------------------------------------
Adjusted Income           (c/'/) = (c) - (e)           $51,224           $53,273
benefit After Step 1
---------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
---------------------------------------------------------------------------------
Partial Withdrawal        (a/'/) = (a) - (d)           $12,375           $12,270
Amount
---------------------------------------------------------------------------------
Proportional              (a/'/) / (b/'/) *            $11,048           $11,414
Adjustment                      (c/'/)
---------------------------------------------------------------------------------
Contract Value After                                   $45,000           $45,000
Step 2
---------------------------------------------------------------------------------
Adjusted Income                                        $40,176           $41,859
Benefit After Step 2
---------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 96  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                             Death Benefit Amount

                                                                          -------Purchase----------------------
                                                                              Payment Value

                                     Beginning                Contract    ------------------------   Maximum
                  Type of            Contract   Transaction  Value After  Advisor and              Anniversary
 Date            Occurrence            Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------------
1/1/05      Contract Anniversary      $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------------
7/1/05       Partial Withdrawal       $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)] * (c)    $12,500     $13,000
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 97  PROSPECTUS

APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                          Benefit Base
                                                                      ----------------------
                                 Beginning                Contract
                Type of          Contract   Transaction  Value After  Advisor and
 Date          Occurrence          Value      Amount     Occurrence    Preferred     Plus
--------------------------------------------------------------------------------------------
1/2/05    Contract Anniversary    $55,000           _      $55,000      $50,000     $52,000
--------------------------------------------------------------------------------------------
7/2/05     Partial Withdrawal     $60,000     $15,000      $45,000      $37,500     $39,000
--------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                         Advisor and
                                                                          Preferred     Plus
-----------------------------------------------------------------------------------------------
BENEFIT BASE
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)                $15,000     $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)                $60,000     $60,000
-----------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial      (c)                $50,000     $52,000
Withdrawal
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)] * (c)    $12,500     $13,000
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500     $39,000
-----------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 98  PROSPECTUS

APPENDIX F - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).


                                 99  PROSPECTUS

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                100  PROSPECTUS

APPENDIX G- SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with a $100,000
----------
initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                101  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                102  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                103  PROSPECTUS

APPENDIX H- SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with $100,000
----------
initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                104  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                105  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000)=$2,200.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                106  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                107  PROSPECTUS

APPENDIX I- ACCUMULATION UNIT VALUES
ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                   2003      2004       2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.740  $ 13.475   $ 14.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.475  $ 14.713   $ 15.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        58,990   204,875    249,220
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.263
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.263   $ 11.297
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    90,650    352,987
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.533
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.533   $ 10.508
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    15,224    226,041
-------------------------------------------------------------------------------

                                 108 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.082  $ 14.653   $ 17.899
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 14.653  $ 17.899   $ 19.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        20,758    73,560    121,469
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.274
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.274   $ 10.385
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    61,845    142,464
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.640  $ 12.765   $ 14.192
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.765  $ 14.192   $ 15.488
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        34,079   195,876    258,478
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.720  $ 16.979   $ 20.902
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 16.979  $ 20.902   $ 26.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,105    13,956     39,080
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.417  $ 13.683   $ 16.009
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.683  $ 16.009   $ 17.410
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        16,509    75,252    152,336
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.920
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.920   $ 11.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     5,908     70,091
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.370
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.370   $ 10.371
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    16,840    137,358
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.904
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.904   $ 11.114
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     2,850     68,510
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.153
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.153   $ 11.518
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     2,040     42,489
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.136
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.136   $ 11.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    11,776    127,566
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.377  $ 12.468   $ 14.698
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.468  $ 14.698   $ 16.248
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        14,742    39,543     69,893
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.147  $ 13.176   $ 14.280
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.176  $ 14.280   $ 14.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        17,774   106,902    171,764
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.118
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.118   $ 10.221
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     9,042     85,100
-------------------------------------------------------------------------------

                                 109 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 12.323   $ 12.968
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.323  $ 12.968   $ 13.424
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        27,656   148,966    319,252
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.118  $ 14.323   $ 16.808
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 14.323  $ 16.808   $ 18.924
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        17,567    47,640     58,863
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.773  $ 13.039   $ 13.995
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.039  $ 13.995   $ 14.092
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,440   131,945    314,552
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.500  $ 12.713   $ 13.696
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.713  $ 13.696   $ 14.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        43,584   255,471    439,401
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.751  $ 14.755   $ 17.358
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 14.755  $ 17.358   $ 18.799
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        24,204    64,945    127,792
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.287  $ 12.213   $ 13.072
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.213  $ 13.072   $ 13.224
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        23,303   269,539    543,077
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.720  $ 12.158   $ 12.986
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.158  $ 12.986   $ 13.332
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        17,417    65,976     89,388
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.789  $ 12.510   $ 13.473
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.510  $ 13.473   $ 14.227
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,281    34,642     67,444
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.032  $ 13.589   $ 14.904
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.589  $ 14.904   $ 15.482
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        21,749    72,698     98,556
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.270  $ 11.373   $ 12.026
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 11.373  $ 12.026   $ 13.438
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,093    15,886     14,094
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.907  $ 13.428   $ 14.652
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.428  $ 14.652   $ 14.911
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         6,926    62,680    101,492
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.393  $ 10.507   $ 10.832
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 10.507  $ 10.832   $ 10.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        25,216    96,425    294,829
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.612  $ 13.465   $ 15.444
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.465  $ 15.444   $ 17.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,250    18,763     49,125
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.729  $ 13.072   $ 14.534
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.072  $ 14.534   $ 15.611
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,343    11,554     12,551
-------------------------------------------------------------------------------

                                 110 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $  9.972  $  9.914   $  9.851
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $  9.914  $  9.851   $  9.970
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period       124,377   180,337    437,614
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.018  $ 13.580   $ 14.787
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.580  $ 14.787   $ 16.056
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         6,471    10,856      9.666
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.361  $ 14.664   $ 16.708
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 14.664  $ 16.708   $ 17.465
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7,023    33,181     84,531
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.879  $ 13.177   $ 13.990
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.177  $ 13.990   $ 14.502
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         9,046    26,263     23,993
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.687  $ 14.145   $ 16.978
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 14.145  $ 16.978   $ 18.197
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,786    10,197      9.745
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.836  $ 13.646   $ 15.976
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.646  $ 15.976   $ 17.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,838    13,285     14,350
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.616  $ 12.475   $ 12.934
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 12.475  $ 12.934   $ 13.494
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        29,535    74,604     86,905
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.153
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.153   $ 12.233
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    28,174     27,668
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.366
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.366   $ 11.681
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    44,186    135,540
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $  9.964  $ 11.811   $ 12.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 11.811  $ 12.448   $ 13.227
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,598    30,064     38,810
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.816  $ 13.437   $ 15.137
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.437  $ 15.137   $ 16.394
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        39,792   106,341    167,728
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 10.000   $  9.925
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 10.000  $  9.925   $ 10.036
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   208,908    340,664
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 12.333  $ 13.960   $ 15.169
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.960  $ 15.169   $ 16.791
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           922    67,937    116,777
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.989   $ 11.648
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    20,456     41,373
-------------------------------------------------------------------------------

                                 111 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.785
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.785   $ 12.319
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    29,966     26,362
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.760
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.760   $ 12.265
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     6,727     15,223
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 10.000   $ 11.131
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 10.000  $ 11.131   $ 12.304
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    19,501     52,890
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 10.000  $ 13.621   $ 15.993
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 13.621  $ 15.993   $ 17.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7.395    18,457     18,900
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.330
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.330   $ 12.560
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    74,414     72,194
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.323   $ 12.535
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    33,800     42,062
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period    $ 11.420  $ 14.601   $ 19.611
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period          $ 14.601  $ 19.611   $ 22.602
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,478   101,563    158,418
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                112  PROSPECTUS

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                113  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                   2003      2004       2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.731  $ 13.446   $ 14.651
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.446  $ 14.651   $ 14.941
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        20,540   172,132    234,629
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.248
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.248   $ 11.259
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    89,451    275,791
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.528
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.528   $ 10.481
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     9,855    122,582
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.073  $ 14.621   $ 17.823
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.621  $ 17.823   $ 19,098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,030    52,488     90,855
-------------------------------------------------------------------------------

                                 114 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.260
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.260   $ 10.350
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    61,220    158,014
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.631  $ 12.737   $ 14.133
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.737  $ 14.133   $ 15.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        30,751   159,828    220,399
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.710  $ 16.942   $ 20.814
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $16.942  $ 20.814   $ 26.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,499    15,609     25,841
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.408  $ 13.653   $ 15.942
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.653  $ 15.942   $ 17.302
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7,941    38,894     97,038
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.915
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.915   $ 11.500
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     5,980     32,959
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.365
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.365   $ 10.345
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     8,723     65,544
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.899
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.899   $ 11.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    19,310     59,643
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.147
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.147   $ 11.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    11,695     27,096
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.130
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.130   $ 11.866
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    14,986     87,357
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.368  $ 12.440   $ 14.636
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.440  $ 14.636   $ 16.147
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         8,808    26,200     44,900
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.138  $ 13.148   $ 14.220
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.148  $ 14.220   $ 14.523
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         6,449    83,539    142,544
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.113   $ 10.195
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    16,905     72,256
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 12.306   $ 12.925
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.306  $ 12.925   $ 13.352
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        20,453   127,147    245,390
-------------------------------------------------------------------------------

                                 115 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.110  $ 14.292   $ 16.737
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.292  $ 16.737   $ 18.807
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        11,286    41,279     48,122
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.763  $ 13.010   $ 13.936
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.010  $ 13.936   $ 14.004
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,133   124,970    164,137
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.492  $ 12.685   $ 13.639
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.685  $ 13.639   $ 14.208
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        68,166   260,942    373,353
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.742  $ 14.723   $ 17.285
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.723  $ 17.285   $ 18.683
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,236    67,603    114,886
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.277  $ 12.186   $ 13.017
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.186  $ 13.017   $ 13.141
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        25,173   272,494    451,084
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.711  $ 12.132   $ 12.932
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.132  $ 12.932   $ 13.249
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         9,613    58,341    108,596
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.780  $ 12.483   $ 13.417
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.483  $ 13.417   $ 14.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,569    38,196     92,334
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.023  $ 13.559   $ 14.841
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.559  $ 14.841   $ 15.385
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        13,057    39,783     88,017
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.261  $ 11.348   $ 11.976
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.348  $ 11.976   $ 13.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,131    15,588     13,631
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.897  $ 13.398   $ 14.590
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.398  $ 14.590   $ 14.819
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        14,771    36,348     68,213
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.384  $ 10.484   $ 10.786
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.484  $ 10.786   $ 10.877
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         9,088    73,309    160,574
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.603  $ 13.436   $ 15.379
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.436  $ 15.379   $ 16.999
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,905    14,508     34,966
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.720  $ 13.044   $ 14.474
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.044  $ 14.474   $ 15.514
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,540     4,231     11,954
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $ 9.964  $  9.893   $  9.809
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.893  $  9.809   $  9.908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,032   135,833    276,904
-------------------------------------------------------------------------------

                                 116 PROSPECTUS

PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.009  $ 13.550   $ 14.724
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.550  $ 14.724   $ 15.957
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,696     5,219      6,177
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.351  $ 14.632   $ 16.638
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.632  $ 16.638   $ 17.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,287    29,755     70,678
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.870  $ 13,148   $ 13.932
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13,148  $ 13.932   $ 14.412
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,862     7,196      7,379
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.678  $ 14.114   $ 14.114
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.114  $ 16.907   $ 18.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,762     7,345      8,405
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.827  $ 13.616   $ 15.909
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.616  $ 15.909   $ 17.577
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,876     5,837      7,253
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.607  $ 12.448   $ 14.448
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.448  $ 12.880   $ 13.410
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        20,441    52,167     82,602
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.138
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.138   $ 12.191
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     5,017      5,238
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.351
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.351   $ 11.642
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    41,975     98,100
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $ 9.956  $ 11.785   $ 12.396
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.785  $ 12.396   $ 13.145
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        12,895    24,623     33,711
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.807  $ 13.408   $ 15.073
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.408  $ 15.073   $ 16.293
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        19,668    73,105    114,066
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.000   $  9.905
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.000  $  9.905   $  9.995
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0   164,507    232,520
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $12.323  $ 13.929   $ 15.105
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.929  $ 15.105   $ 16.686
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           559    36,546     53,679
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.974
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.974   $ 11.609
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    15,260     41,709
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.771
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.771   $ 12.278
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    13,966     14,260
-------------------------------------------------------------------------------

                                 117 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.745
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.745   $ 12.224
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     5,639     12,611
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.000   $ 11.109
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.000  $ 11.109   $ 12.254
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    39,591     72,068
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 13.603   $ 15.939
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.603  $ 15.939   $ 17.725
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,743    11,617     12,131
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.314
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.314   $ 12.518
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    51,414     47,045
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.308
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.308   $ 12.493
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    32,039     44,532
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.411  $ 14.569   $ 19.529
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.569  $ 19.529   $ 22.461
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,294    64,474     92,619
-------------------------------------------------------------------------------

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts woth the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                118  PROSPECTUS

                                119  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                   2003      2004       2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.722  $ 13.425   $ 14.614
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.425  $ 14.614   $ 14.888
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        15,765    39,461     62,393
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.240
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.240   $ 11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     9,543     70,661
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.525
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.525   $ 10.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    16,194     56,558
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.064  $ 14.599   $ 17.778
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.599  $ 17.778   $ 19.031
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,608     7,160     23,572
-------------------------------------------------------------------------------
                                 120 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.253
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.253   $ 10.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     7,382     45,161
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.622  $ 12.718   $ 14.097
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.718  $ 14.097   $ 15.338
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,882    41,501     47,568
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.700  $ 16.917   $ 20.762
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $16.917  $ 20.762   $ 26.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           554     4,297      6,911
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.400  $ 13.633   $ 15.902
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.633  $ 15.902   $ 17.241
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,692    11,511     28,045
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.912
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.912   $ 11.485
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        46      3,594
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.363
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.363   $ 10.332
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     4,710     35,040
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.896   $ 11.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     6,243     36,245
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.144
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.144   $ 11.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     2,017      4,152
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.127
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.127   $ 11.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     3,436     29,610
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.360  $ 12.422   $ 14.600
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.422  $ 14.600   $ 16.090
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         6,147    13,300     20,023
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.129  $ 13.128   $ 14.184
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.128  $ 14.184   $ 14.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        12,769    48,753     67,978
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.110
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.110   $ 10.182
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     2,373     17,660
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 12.298   $ 12.903
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.298  $ 12.903   $ 13.316
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        11,790    46,703    106,032
-------------------------------------------------------------------------------

                                 121 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.101  $ 14.270   $ 16.695
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.270  $ 16.695   $ 18.740
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         9,338    19,076     25,123
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.753  $ 12.991   $ 13.901
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.991  $ 13.901   $ 13.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         5,683    40,660     91,370
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.483  $ 12.666   $ 13.604
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.666  $ 13.604   $ 14.157
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        23,844    97,326    137,940
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.734  $ 14.701   $ 17.242
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.701  $ 17.242   $ 18.617
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,115    16,343     33,263
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.268  $ 12.168   $ 12.984
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.168  $ 12.984   $ 13.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        22,749   131,970    205,245
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.702  $ 12.113   $ 12.899
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.113  $ 12.899   $ 13.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        16,956    22,069     28,541
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.771  $ 12.464   $ 13.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.464  $ 13.383   $ 14.089
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,222    11,123     18,971
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.013  $ 13.539   $ 14.804
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.539  $ 14.804   $ 15.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         9,617    12,531     19,736
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.252  $ 11.331   $ 11.945
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.331  $ 11.945   $ 13.308
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     1,333      1,101
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.887  $ 13.378   $ 14.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.378  $ 14.554   $ 14.766
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,949    13,220     30,890
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.375  $ 10.469   $ 10.759
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.469  $ 10.759   $ 10.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         8,440    27,952     81,749
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.595  $ 13.416   $ 15.341
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.416  $ 15.341   $ 16.939
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     5,004      7,388
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.712  $ 13.024   $ 14.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.024  $ 14.437   $ 15.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,956     1,978      3,204
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $ 9.956  $  9.878   $  9.785
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.878  $  9.785   $  9.873
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         9,964    48,343    111,068
-------------------------------------------------------------------------------

                                 122 PROSPECTUS

PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.999  $ 13.530   $ 14.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.530  $ 14.687   $ 15.900
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,552     1,764      1,201
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.342  $ 14.610   $ 16.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.610  $ 16.596   $ 17.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,308    13,085     22,874
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.861  $ 13.128   $ 13.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.128  $ 13.896   $ 14.361
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           134       793        872
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.668  $ 14.093   $ 16.864
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.093  $ 16.864   $ 18.020
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     1,623      1,581
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.818  $ 13.596   $ 15.869
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.596  $ 15.869   $ 17.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           525     9,111      9,861
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.598  $ 12.429   $ 12.847
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.429  $ 12.847   $ 13.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7,367    22,505     31,046
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.130
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.130   $ 12.171
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    15,043     15,043
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.343
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.343   $ 11.622
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     5,690     31,848
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $ 9.947  $ 11.767   $ 12.365
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.767  $ 12.365   $ 13.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           161     5,174      5,464
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.799  $ 13.388   $ 15.035
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.388  $ 15.035   $ 16.235
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        10,038    29,197     54,562
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.000   $  9.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.000  $  9.895   $  9.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    49,718    110,072
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $12.312  $ 13,908   $ 15.067
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13,908  $ 15.067   $ 16.627
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    14,204     27,229
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.967
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.967   $ 11.589
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     4,509     47,245
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.763
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.763   $ 12.257
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     7,512      6,410
-------------------------------------------------------------------------------

                                 123 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.738
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.738   $ 12.203
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     1,295      6,639
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.000   $ 11.098
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.000  $ 11.098   $ 12.230
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     3,452     13,962
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 13.593   $ 15.912
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.593  $ 15.912   $ 17.677
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,270     4,625      5,881
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.306   $ 12.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    21,692     19,511
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.300
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.300   $ 12.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    15,577     24,517
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.401  $ 14.547   $ 19.479
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.547  $ 19.479   $ 22.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         3,983    21.567     36,583
-------------------------------------------------------------------------------


* The Allstate Advisor Pluis Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                124  PROSPECTUS

                                125  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                   2003      2004       2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.713  $ 13.396   $ 14.553
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.396  $ 14.553   $ 14.795
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        19,019    72,581     88,159
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.225
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.225   $ 11.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    37,246     82,829
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.520
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.520   $ 10.442
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    14,983     76,152
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.054  $ 14,567   $ 17.704
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14,567  $ 17.704   $ 18.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        17,356    31,226     52,458
-------------------------------------------------------------------------------

                                 126 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.239   $ 10.298
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --   29,2998     86,524
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.613  $ 12.690   $ 14.038
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.690  $ 14.038   $ 15.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,215    73,290    111,807
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.691  $ 16.880   $ 20.674
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $16.880  $ 20.674   $ 25.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,730    11,879     15,438
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.391  $ 13.603   $ 15.835
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.603  $ 15.835   $ 17.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         8,663    13,085     43,289
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.906
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.906   $ 11.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --       621      6,723
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.357
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.357   $ 10.305
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     6,906     32,712
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.891   $ 11.043
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --         0     28,597
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.139
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.139   $ 11.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --       692     15,947
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.122
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.122   $ 11.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --       809     52,817
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.351  $ 12.395   $ 14.538
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.395  $ 14.538   $ 15.990
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           468    11,274     30,098
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.119  $ 13.099   $ 14.124
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.099  $ 14.124   $ 14.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         8,140    38,219     52,298
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.105
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.105   $ 10.156
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --     2,136     40,910
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 12.281   $ 12.859
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.281  $ 12.859   $ 13.244
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        17,103    63,965    120,563
-------------------------------------------------------------------------------

                                 127 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.093  $ 14.239   $ 16.624
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.239  $ 16.624   $ 18.623
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         6,607    22,888     22,023
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.744  $ 12.962   $ 13.842
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.962  $ 13.842   $ 13.868
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        11,638    67,797     91,115
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.474  $ 12.638   $ 13.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.638  $ 13.547   $ 14.069
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        30,719    93,773    134,341
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.725  $ 14.668   $ 17.169
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.668  $ 17.169   $ 18.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         6,202    23,216     60,141
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.258  $ 12.141   $ 12.929
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.141  $ 12.929   $ 13.013
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        28,955   183,590    291,277
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.693  $ 12.087   $ 12.845
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.087  $ 12.845   $ 13.120
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         8,821    36,576     36,885
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.762  $ 12.437   $ 13.327
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.437  $ 13.327   $ 14.001
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,368     6,687      9,654
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.004  $ 13.509   $ 14.742
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.509  $ 14.742   $ 15.236
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,099    18,449     28,399
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.244  $ 11.306   $ 11.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.306  $ 11.895   $ 13.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,582     8,796      7,929
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.877  $ 13.349   $ 14.492
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.349  $ 14.492   $ 14.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7,720    43,500     61,714
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.367  $ 10.446   $ 10.714
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.446  $ 10.714   $ 10.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         8,126    40,764    113,615
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.586  $ 13.386   $ 15.276
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.386  $ 15.276   $ 16.833
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           879     8,826     13,196
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.703  $ 12.996   $ 14.376
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.996  $ 14.376   $ 15.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,370     3,830      7,827
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $ 9.947  $  9.856   $  9.743
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $ 9.856  $  9.743   $  9.812
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        22,022    89,346    165,770
-------------------------------------------------------------------------------

                                 128 PROSPECTUS

PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.990  $ 13.500   $ 14.625
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.500  $ 14.625   $ 15.801
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0     2,678      2,565
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.332  $ 14.578   $ 16.526
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.578  $ 16.526   $ 17.188
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         4,336    28,118     45,199
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.852  $ 13.100   $ 13.838
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.100  $ 13.838   $ 14.272
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           210     7,548      7,731
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.658  $ 14.062   $ 16.793
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.062  $ 16.793   $ 17.908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,036     8,484      8,267
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.809  $ 13,566   $ 15.802
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13,566  $ 15.802   $ 17.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,571     4,065      6,972
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.589  $ 12.402   $ 12.793
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $12.402  $ 12.793   $ 13.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,936    17,771     42,215
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.115
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.115   $ 12.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    10,036      9,697
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.328
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.328   $ 11.583
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    18,778     73,509
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $ 9.939  $ 11.741   $ 12.313
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $11.741  $ 12.313   $ 13.017
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         1,257    11,918     15,998
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.790  $ 13.359   $ 14.972
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.359  $ 14.972   $ 16.134
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period        11,493    58,139     69,636
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.000   $  9.875
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.000  $  9.875   $  9.934
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    90,608    130,557
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $12.302  $ 13.878   $ 15.003
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.878  $ 15.003   $ 16.524
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           567    16,266     23,240
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.952
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.952   $ 11.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    12,001     24,453
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.749
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.749   $ 12.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    21,889     19,362
-------------------------------------------------------------------------------

                                 129 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 10.723
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 10.723   $ 12.162
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    17,816     16,419
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 10.000   $ 11.075
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $10.000  $ 11.075   $ 12.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             0    16,971     52,775
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --        --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --        --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --        --         --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $10.000  $ 13.575   $ 15.858
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $13.575  $ 15.858   $ 17.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         2,805     5,339      6,026
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.291
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.291   $ 12.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    27,313     21,438
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          --  $ 10.000   $ 11.284
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                --  $ 11.284   $ 12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            --    19,384     28,254
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period     $11.392  $ 14.515   $ 19.397
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period           $14.515  $ 19.397   $ 22.243
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period         7,551    44,007     62,639
-------------------------------------------------------------------------------


* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                130  PROSPECTUS

                                131  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                     2003     2004      2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.722  $13.425   $14.614
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.425  $14.614   $14.888
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,771    5,487    10,338
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.240
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.240   $11.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    10,157
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.525
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.525   $10.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,755    13,267
-------------------------------------------------------------------------------

                                 132 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.064  $14.599   $17.778
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.599  $17.778   $19.031
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             768    1,546     4,241
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.253
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.253   $10.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      481     3,486
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.622  $12.718   $14.097
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.718  $14.097   $15.338
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,666    7,951    13,671
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.700  $16.917   $20.762
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $16.917  $20.762   $26.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      245     1,359
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.400  $13.633   $15.902
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.633  $15.902   $17.241
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             186    1,237     4,582
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.912
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.912   $11.485
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      202     3,801
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.363
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.363   $10.332
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      176     6,899
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.896   $11.072
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      132     4,134
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.144
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.144   $11.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,510     3,139
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.127
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.127   $11.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    6,867    19,839
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.360  $12.422   $14.600
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.422  $14.600   $16.090
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             347      490     1,454
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.129  $13.128   $14.184
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.128  $14.184   $14.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             232      701     3,537
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.110
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.110   $10.182
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,636
-------------------------------------------------------------------------------

                                 133 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $12.298   $12.903
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.298  $12.903   $13.316
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,438    6,807    17,649
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.101  $14.270   $16.695
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.270  $16.695   $18.740
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             279      267       921
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.753  $12.991   $13.901
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.991  $13.901   $13.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             115    3,713     6,777
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.483  $12.666   $13.604
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.666  $13.604   $14.157
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             199    3,073    13,430
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.734  $14.701   $17.242
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.701  $17.242   $18.617
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,434     2,758
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.268  $12.168   $12.984
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.168  $12.984   $13.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             121   12,205    32,046
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.702  $12.113   $12.899
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.113  $12.899   $13.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,611    2,599     2,438
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.771  $12.464   $13.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.464  $13.383   $14.089
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    6,630     7,948
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.013  $13.539   $14.804
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.539  $14.804   $15.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,364    1,359     1,721
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.252  $11.331   $11.945
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.331  $11.945   $13.308
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             963      964       848
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.887  $13.378   $14.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.378  $14.554   $14.766
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,090   10,307    10,926
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.375  $10.469   $10.759
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.469  $10.759   $10.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,528    7,152    22,501
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.595  $13.416   $15.341
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.416  $15.341   $16.939
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      299     1,454
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.712  $13.024   $14.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.024  $14.437   $15.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             193      348       345
-------------------------------------------------------------------------------

                                 134 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.956  $ 9.878   $ 9.785
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.878  $ 9.785   $ 9.873
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             794    4,927    21,217
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.999  $13.530   $14.687
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.530  $14.687   $15.900
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             181      192       189
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.342  $14.610   $16.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.610  $16.596   $17.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             178    2,252     4,083
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.861  $13.128   $13.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.128  $13.896   $14.361
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             235      241       253
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.668  $14.093   $16.864
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.093  $16.864   $18.020
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             109      108        79
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.818  $13.596   $15.869
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.596  $15.869   $17.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,476    1,974     2,086
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.598  $12.429   $12.847
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.429  $12.847   $13.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             573      970     1,224
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.130
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.130   $12.171
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.343
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.343   $11.622
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    7,638    20,447
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.947  $11.767   $12.365
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.767  $12.365   $13.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             204    2,807     2,789
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.799  $13.388   $15.035
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.388  $15.035   $16.235
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             949    3,543     5,246
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $ 9.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $ 9.895   $ 9.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    3,754    11,171
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $12.312  $13.908   $15.067
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.908  $15.067   $16.627
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    1,067     6,089
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.967
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.967   $11.589
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    5,720    23,950
-------------------------------------------------------------------------------

                                 135 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.763
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.763   $12.257
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.738
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.738   $12.203
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,065     4,607
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $11.098
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $11.098   $12.230
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    3,301     8,269
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $13.593   $15.912
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.593  $15.912   $17.677
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             404      473     1,581
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.306   $12.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.300
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.300   $12.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      773     2,067
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.401  $14.908   $19.479
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.908  $19.479   $22.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      733     2,713
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                136  PROSPECTUS

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                137  PROSPECTUS

ALLSTATE ADVISOR PREFERRED WITH 5 YEAR WITHDRAWAL CHARGE CONTRACTS:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                     2003     2004      2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.713  $13.396   $14.553
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.396  $14.553   $14.795
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,264    3,823    6.,153
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.225
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.225   $11.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       21     8,699
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.520
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.520   $10.442
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      855     6,540
-------------------------------------------------------------------------------

                                 138 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.054  $14.567   $17.704
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.567  $17.704   $18.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             976    2,767     6,785
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.239   $10.298
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      948     5,112
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.613  $12.690   $14.038
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.690  $14.038   $15.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,867   10,739    19,922
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.691  $16.880   $20.674
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $16.880  $20.674   $25.875
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             350      336     1,229
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.391  $13.603   $15.835
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.603  $15.835   $17.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             784    1,205     5,272
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.906
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.906   $11.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     3,526
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.357
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.357   $10.305
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      231     4,103
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.891   $11.043
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     8,044
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.139
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.139   $11.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       619
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.122
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.122   $11.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,613     7,948
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.351  $12.395   $14.538
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.395  $14.538   $15.990
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    1,411     5,300
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.119  $13.099   $14.127
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.099  $14.124   $14.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,730    5,437    12.155
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.105
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.105   $10.156
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      154       434
-------------------------------------------------------------------------------

                                 139 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $12.281   $12.859
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.281  $12.859   $13.244
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    5,193    21,126
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.093  $14.239   $16.624
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.239  $16.624   $18.623
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      522     2,909
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.744  $12.962   $13.842
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.962  $13.842   $13.868
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,202    5,536     5,806
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.474  $12.638   $13.547
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.638  $13.547   $14.069
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,312    4,625     7,523
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.725  $14.668   $17.169
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.668  $17.169   $18.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,224    3,051     4,720
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.258  $12.141   $12.929
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.141  $12.929   $13.013
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,492    7,464    14,993
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.694  $12.087   $12.845
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.087  $12.845   $13.120
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,249    4,287     5,422
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.762  $12.437   $13.327
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.437  $13.327   $14.001
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    1,233     1,146
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.004  $13.509   $14.742
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.509  $14.742   $15.236
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,064    1,630     2,348
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.244  $11.306   $11.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.306  $11.895   $13.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             945      939         0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.877  $13.349   $14.492
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.349  $14.492   $14.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,746    5,128     6,007
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.367  $10.446   $10.714
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.446  $10.714   $10.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,018    3,716     4,538
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.586  $13.386   $15.276
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.386  $15.276   $16.833
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,111    1,738     2,029
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.703  $12.996   $14.376
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.996  $14.376   $15.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------

                                 140 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.947  $ 9.856   $ 9.743
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.856  $ 9.743   $ 9.812
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,544    4,596     9,369
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.990  $13.500   $14.625
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.500  $14.625   $15.801
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,055    1,047     1,039
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.332  $14.578   $16.526
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.578  $16.526   $17.188
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    1,132     2,070
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.852  $13.100   $13.838
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.100  $13.838   $14.272
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.658  $14.062   $16.793
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.062  $16.793   $17.908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,542    1,597     1,379
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.809  $13.566   $15.802
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.566  $15.802   $17.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             742      738         0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.589  $12.402   $12.793
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.402  $12.793   $13.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             564      564       860
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.115
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.115   $12.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.328
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.328   $11.583
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,453    16,903
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.939  $11.741   $12.313
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.741  $12.313   $13.017
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              52    3,902     5,033
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.789  $13.359   $14.972
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.359  $14.972   $16.134
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              95    3,697     8,378
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $ 9.875
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $ 9.875   $ 9.934
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    4,203     6,568
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $12.302  $13.878   $15.003
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.878  $15.003   $16.524
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      219     1,713
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.952
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.952   $11.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,343     3,026
-------------------------------------------------------------------------------

                                 141 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.749
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.749   $12.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      744       670
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.723
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.723   $12.162
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $11.075
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $11.075   $12.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    3,348    13,035
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.291
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.291   $17.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,934     1,193
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.284
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.284   $12.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     2,898
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $13.575   $15.858
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.575  $15.858   $12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             388      712     1,702
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.392  $14.515   $19.397
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.515  $19.397   $22.243
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              43      530     3,393
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Mav Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                142  PROSPECTUS

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                143  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                     2003     2004      2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.716  $13.409   $14.582
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.409  $14.582   $14.840
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           8,432   3,7104    43,352
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.233
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.233   $11.221
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      605    51,851
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.523
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.523   $10.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    10,410
-------------------------------------------------------------------------------

                                 144 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.057  $14.581   $17.739
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.581  $17.739   $18.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,965   14,861    18,349
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.246
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.246   $10.315
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    6,487     8,481
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.616  $12.703   $14.065
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.703  $14.065   $15.288
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          19,729   48,032    55,523
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.694  $16.896   $20.715
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $16.896  $20.715   $25.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,361    6,424     7.093
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.394  $13.616   $15.866
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.616  $15.866   $17.185
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           6,224   14,254    21,655
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.909
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.909   $11.471
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.360
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.360   $10.319
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     6,344
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.893
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.893   $11.057
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     5,019
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.141
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.141   $11.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      668     1,668
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.124
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.124   $11.836
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      291    14,350
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.354  $12.406   $14.567
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.406  $14.567   $16.038
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          10,985    6,140     8,220
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.122  $13.112   $14.152
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.112  $14.152   $14.425
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             846   20,785    23,448
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.108
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.108   $10.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     2,640
-------------------------------------------------------------------------------

                                 145 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $12.289   $12.881
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.289  $12.881   $13.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          13,673   40,711    49,129
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.096  $14.253   $16.657
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.253  $16.657   $18.679
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           9,390   15,013    15,082
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.747  $12.975   $13.869
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.975  $13.869   $13.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           9,456   27,387    26,035
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.477  $12.650   $13.574
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.650  $13.574   $14.111
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          24,286   53,985    59,708
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.728  $14.682   $17.203
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.682  $17.203   $18.556
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          18,897   21,948    25,020
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.262  $12.153   $12.955
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.153  $12.955   $13.052
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          10,897   38,272    49,026
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.696  $12.098   $12.870
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.098  $12.870   $13.159
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           7,365   13,878    15,027
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.765  $12.448   $13.353
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.448  $13.353   $14.043
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5,167   33,396    36,742
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.007  $13.522   $14.771
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.522  $14.771   $15.281
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,526   12,596     6,599
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.247  $11.317   $11.919
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.317  $11.919   $13.264
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5,155    5,082     4,999
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.881  $13.362   $14.521
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.362  $14.521   $14.718
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,724    8,446    15,365
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.370  $10.456   $10.735
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.456  $10.735   $10.803
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5,326   24.136    34,889
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.589  $13.399   $15.306
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.399  $15.306   $16.884
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,101    3,843     6,029
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.706  $13.008   $14.405
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.008  $14.405   $15.409
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,838    2,448     3,059
-------------------------------------------------------------------------------

                                 146 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.950  $ 9.865   $ 9.763
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.865  $ 9.763   $ 9.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,133   20,407    41,957
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.993  $13.513   $14.654
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.513  $14.654   $15.849
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5,502   10,471     8,985
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.336  $14.592   $16.559
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.592  $16.559   $17.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,804    5,708     8,828
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.855  $13.112   $13.865
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              13.112  $13.865   $14.315
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,836    2,945     3,078
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.662  $14.075   $16.826
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.075  $16.826   $17.961
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             297      296       294
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.812  $13.579   $15.833
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.579  $15.833   $17.458
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,377     2667     3,088
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.592  $12.414   $12.818
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.414  $12.818   $13.320
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          13,811   21,830    20,595
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.122
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.122   $12.150
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   23,846    17,884
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.336
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.336   $11.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    7,590    22,285
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.942  $11.753   $12.337
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.753  $12.337   $13.056
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,104    6,517     7,990
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.793  $13.371   $15.002
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.371  $15.002   $16.182
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,839   21,593    23,960
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $ 9.885
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $ 9.885   $ 9.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   20,550    24,665
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $12.306  $13.891   $15.033
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.891  $15.033   $16.573
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           7,725    4,608    12,483
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.959
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.959   $11.570
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    2,575    10,716
-------------------------------------------------------------------------------

                                 147 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.756
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.756   $12.236
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    6,134     5,392
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.731
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.731   $12.183
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      817       817
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $11.086
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $11.086   $12.205
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      624     8,680
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $13.584   $15.885
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.584  $15.885   $17.630
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,839    2,737     2,992
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.299
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.299   $12.476
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   13,277    12,409
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.292   $12.451
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,344     2.342
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.395  $14.529   $19.436
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.529  $19.436   $22.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,964   15,507    15,247
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                148  PROSPECTUS

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                149  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                     2003     2004      2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.707  $13.380   $14.520
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.380  $14.520   $14.747
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          15,810   28,856    58,515
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.217
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.217   $11.183
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    3,422    58,105
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.517
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.517   $10.428
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    27,658
-------------------------------------------------------------------------------

                                 150 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.048  $14.549   $17.664
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.549  $17.664   $18.850
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           6,721   13,182    25,322
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.232
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.232   $10.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      873     7,265
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.608  $12.675   $14.006
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.675  $14.006   $15.193
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          34,893   55,224    64,458
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.684  $16.859   $20.628
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $16.859  $20.628   $25.790
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,139    3,004     7,242
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.385  $13.586   $15.799
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.586  $15.799   $17.078
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,279    8,903    22,915
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.904
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.904   $11.442
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      600     5,569
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.355
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.355   $10.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     9,775
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.888
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.888   $11.029
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       14    26,977
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.136
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.136   $11.431
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    10,172
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.119
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.119   $11.806
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      262    29,326
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.345  $12.379   $14.505
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.379  $14.505   $15.938
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           6,786   19,546    29,242
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.113  $13.083   $14.093
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.083  $14.093   $14.335
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,676    5,519     6,356
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.102
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.102   $10.143
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       876
-------------------------------------------------------------------------------

                                 151 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $12.273   $12.837
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.273  $12.837   $13.208
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          22,984   42,490    84,492
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.087  $14.222   $16.587
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.222  $16.587   $18.563
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           9,837   19,736    23,218
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.737  $12.946   $13.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.946  $13.811   $13.822
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           6,398   14,522    40,776
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.468  $12.623   $13.517
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.623  $13.517   $14.023
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          30,068   35,349    57,338
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.719  $14.650   $17.130
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.650  $17.130   $18.440
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,694    8,506    16,907
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.252  $12.126   $12.900
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.126  $12.900   $12.971
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          16,382   25,105    64,859
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.687  $12.072   $12.816
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.072  $12.816   $13.077
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           9,452   19,743    17,069
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.757  $12.421   $13.297
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.421  $13.297   $13.956
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             379    9,858    15,892
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.998  $13.493   $14.709
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.493  $14.709   $15.186
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           7.676   19,398    19,035
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.238  $11.292   $11.868
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.292  $11.868   $13.181
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,293    4,800     4,664
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.871  $13.333   $14.460
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.333  $14.460   $16.262
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           8,249   10,766     9,700
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.361  $10.433   $10.689
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.433  $10.689   $10.736
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          19,681   45,714    54,325
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.580  $13.370   $15.242
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.370  $15.242   $16.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,371    6,108    14,348
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.697  $12,980   $14.344
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12,980  $14.344   $15.313
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,815    2,184     2,372
-------------------------------------------------------------------------------

                                 152 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.942  $ 9.844   $ 9.721
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.844  $ 9.721   $ 9.779
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          13,867   24,165    36,805
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.984  $13.484   $14.592
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.484  $14.592   $15.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,012    5,503     5,538
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.326  $14.560   $16.489
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.560  $16.489   $17.132
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    3,629     7,761
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.846  $13.083   $13.807
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.083  $13.807   $14.225
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,456    1,474     1,497
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.652  $14.045   $16.755
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.045  $16.755   $17.849
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             133    1,306     1,328
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.803  $13.549   $15.767
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.549  $15.767   $17.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,258    1,226     2,200
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.583  $12.387   $12.764
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.387  $12.764   $13.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          10,451   14,037    15,500
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.107
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.107   $12.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    7,041     4,521
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.320
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.320   $11.563
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,856    40,679
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.934  $11.727   $12.285
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.727  $12.285   $12.974
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5,703    8,321    16,881
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.784  $13.342   $14.938
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.342  $14.938   $16.081
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period          12,658   19,866    27,176
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $ 9.865
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $ 9.865   $ 9.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0   10.937    11,668
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $12.295  $13.861   $14.969
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.861  $14.969   $16.470
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,899    3,509    10,513
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.944
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.944   $11.531
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    5,396    21,629
-------------------------------------------------------------------------------

                                 153 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.741
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.741   $12.195
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    9,501    11,303
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.716
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.716   $12.142
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      655       644
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $11.064
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $11.064   $12.155
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    6,609    17,155
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $13.566   $15.831
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.566  $15.831   $17.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             923    2,519     6,030
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.283
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.283   $12.433
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   32,829    18,996
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.277
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.277    12.408
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    4,582    17,365
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.385  $14.497   $19.354
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.497  $19.354   $22.170
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             985    5,419     6,268
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and with theMAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                154  PROSPECTUS

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                155  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                     2003     2004      2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.710  $13.392   $14.549
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.392  $14.549   $14.791
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             299    4,495     6,520
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.225
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.225   $11.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    9,968    37,873
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.520
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.520   $10.442
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    33,583
-------------------------------------------------------------------------------

                                 156 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.051  $14.563   $17.699
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.563  $17.699   $18.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             278    1,636     9,689
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.239
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.239   $10.298
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --   13,046    18,205
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.611  $12.687   $14.034
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.687  $14.034   $15.238
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,594    3,383     8,826
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.687  $16.875   $20.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $16.875  $20.668   $25.867
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             159      322     1,176
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.388  $13.599   $15.830
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.599  $15.830   $17.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             610    1,194     8,730
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.906
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.906   $11.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     7,494
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.357
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.357   $10.305
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,321     8,492
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.891
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.891   $11.043
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     3,897
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.139
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.139   $11.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       818
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.122
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.122   $11.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     5,819
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.348  $12.391   $14.534
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.391  $14.534   $15.986
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0     1,897
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.116  $13.095   $14.121
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.095  $14.121   $14.378
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    1,244     7,053
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.105
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.105   $10.156
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,187
-------------------------------------------------------------------------------

                                 157 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $12.281   $12.859
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.281  $12.859   $13.244
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             524    4,906    31,934
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.090  $14.235   $16.620
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.235  $16.620   $18.618
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    1,886     2,762
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.740  $12.959   $13.838
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.959  $13.838   $13.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             608    1,588     6,558
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.471  $12.635   $13.543
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.635  $13.543   $14.065
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,491    2,943    13,693
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.722  $14.664   $17.164
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.664  $17.164   $18.496
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             562      660     4,544
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.255  $12.138   $12.926
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.138  $12.926   $13.010
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,996    7,818    21,442
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.690  $12.084   $12.841
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.084  $12.841   $13.117
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,053    2,049     2,173
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.760  $12.433   $13.323
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.433  $13.323   $13.997
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0    35,895
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.001  $13.506   $14.738
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.506  $14.738    15.231
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             587      622    13,422
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.241  $11.303   $11.892
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.303  $11.892   $13.221
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.874  $13.345   $14.488
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.345  $14.488   $14.670
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5,578    2,680     5,174
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.364  $10.443   $10.711
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.443  $10.711   $10.768
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           4,440   10,371    60,273
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.583  $13.383   $15.272
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.383  $15.272   $16.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             196      190    28,155
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.700  $12.992   $14.373
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.992  $14.373   $15.359
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0       107
-------------------------------------------------------------------------------

                                 158 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.945  $ 9.853   $ 9.741
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.853  $ 9.741   $ 9.809
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,229    5,749    28,038
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.987  $13.497   $14.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.497  $14.621   $15.797
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0       27        31
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.329  $14.574   $16.522
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.574  $16.522   $17.183
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      204     1,090
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.849  $13.096   $13.834
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.096  $13.834   $14.268
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.655  $14.058   $16.789
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.058  $16.789   $17.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.806  $13.562   $15.798
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.562  $15.798   $17.401
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0        50
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.586  $12.398   $12.789
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.398  $12.789   $13.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             508      546     3,823
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.115
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.115   $12.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     3,822
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.328
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.328   $11.583
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,533     9,319
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.936  $11.738   $12.309
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.738  $12.309   $13.013
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      274    10,757
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.787  $13.355   $14.968
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.355  $14.968   $16.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        3     1.357
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $ 9.875
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $ 9.875   $ 9.934
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0     3,657
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $12.299  $13.874   $14.999
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.874  $14.999   $16.519
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        3     3,240
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.952
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.952   $11.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      224    46,775
-------------------------------------------------------------------------------

                                 159 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.749
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.749   $12.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      398       374
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.723
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.723   $12.162
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      942       792
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $11.075
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $11.075   $12.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      961     5,015
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $13.575   $15.858
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.575  $15.858   $17.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0       116
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.291
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.291   $12.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.284
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.284   $12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    14,099
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.389  $14.511   $19.392
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.511  $19.392   $22.236
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      357     4,662
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                160  PROSPECTUS

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                161  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1                     2003     2004      2005
 * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.701  $13.363   $14.487
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.363  $14.487   $14.699
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0    1,473    14,811
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.210
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.210   $11.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --    1,470    30,399
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.515   $10.415
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    19,835
-------------------------------------------------------------------------------

                                 162 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.042  $14.531   $17.624
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.531  $17.624   $18.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,879    2,012     4,117
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.225
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.225   $10.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      983     6,685
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.602  $12.659   $13.975
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.659  $13.975   $15.143
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             469    1,298     9,144
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.678  $16.838   $20.581
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $16.838  $20.581   $25.706
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              97      103       796
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.380  $13.569   $15.763
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.569  $15.763   $17.022
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             418      404    11,507
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.901
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.901   $11.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,925
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.352
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.352   $10.279
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     3,147
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.885
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.885   $11.015
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    14,226
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.133
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.133   $11.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,112
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.116
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.116   $11.791
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0    15,947
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.340  $12.364   $14.473
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.364  $14.473   $15.886
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,695    2,138     5,531
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.107  $13.067   $14.061
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.067  $14.061   $14.288
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,541    3,194     3,270
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.100   $10.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0     1,115
-------------------------------------------------------------------------------

                                 163 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $12.264   $12.815
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.264  $12.815   $13.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           5,250    7,501    28,183
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.082  $14.204   $16.550
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.204  $16.550   $18.502
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           2,801    3,743     4,243
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.731  $12.930   $13.870
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.930  $13.870   $13.777
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             858    1,897    23,732
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.463  $12.607   $13.486
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.607  $13.486   $13.977
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             909    1,042     8,157
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.713  $14.632   $17.092
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.632  $17.092   $18.380
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             212      227     4,928
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.246  $12.111   $12.871
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.111  $12.871   $12.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             458    4,682    19,772
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.681  $12.057   $12.787
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.057  $12.787   $13.035
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.751  $12.406   $13.267
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.406  $13.267   $13.910
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      995     1,130
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.992  $13.476   $14.675
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.476  $14.675   $15.136
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0       394
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.233  $11.278   $11.842
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.278  $11.842   $13.138
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             255      276       276
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.864  $13.316   $14.427
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.316  $14.427   $14.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0    10,431
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.355  $10.420   $10.665
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.420  $10.665   $10.700
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             528    4,335    49,593
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.574  $13.353   $15.207
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.353  $15.207   $16.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.691  $12.964   $14.312
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.964  $14.312   $15.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------

                                 164 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.936  $ 9.832   $ 9.699
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $ 9.832  $ 9.699   $ 9.748
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,549    1,541    42,513
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.978  $13.467   $14.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.467  $14.560   $15.698
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.320  $14.542   $16.452
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.542  $16.452   $17.076
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,192    1,486     3,113
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.840  $13.067   $13.776
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period              13.067   13.776   $14.179
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.645  $14.027   $16.718
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.027  $16.718   $17.791
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0         0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.797  $13.532   $15.731
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.532  $15.731   $17.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      122       121
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.577  $12.371   $12.735
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $12.371  $12.735   $13.193
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0        0     4,870
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.100
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.100   $12.088
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      397       373
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.312
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.312   $11.544
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --      597    21,823
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $ 9.928  $11.712   $12.257
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $11.712  $12.257   $12.932
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      505     1,022
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.778  $13.326   $14.905
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.326  $14.905   $16.029
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           3,738    4,603     7,502
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $ 9.855
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $ 9.855   $ 9.894
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      776     1,177
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $12.289  $13.844   $14.936
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.844  $14.936   $16.416
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             106      223       940
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.937
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.937   $11,511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       808
-------------------------------------------------------------------------------

                                 165 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.734
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.734   $12.174
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0         0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT
(4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $10.709
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $10.709   $12.121
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       380
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $10.000   $11.052
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $10.000  $11.052   $12.131
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               0      349       548
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --       --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --       --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --       --        --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II
SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $10.000  $13.556   $15.804
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $13.556  $15.804   $17.487
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period           1,212    1,397     1,385
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.276
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.276   $12.412
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --     3907     3,828
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II
SUB-ACCOUNT (4,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period            --  $10.000   $11.269
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                  --  $11.269   $12.387
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period              --        0       350
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period       $11.379  $14.479   $19.310
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period             $14.479  $19.310   $22.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             205      937     7,810
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                166  PROSPECTUS

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                167  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-632-3492
FAX NUMBER: 1-877-525-2689                      PROSPECTUS DATED MAY 1, 2006
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. Allstate Advisor        . Allstate Advisor Plus   . Allstate Advisor Preferred
--------------------------------------------------------------------------------



This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 54* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS                PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
 (CLASS 2)                                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
LORD ABBETT SERIES FUND, INC.(CLASS VC)                 (CLASS II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS(SERVICE SHARES)


*Up to 55 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 52 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page [ ] of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 6
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             7
--------------------------------------------------------------------------------
  How the Contracts Work                                                12
--------------------------------------------------------------------------------
  Expense Table                                                         13
--------------------------------------------------------------------------------
  Financial Information                                                 22
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         22
--------------------------------------------------------------------------------
  Purchases                                                             25
--------------------------------------------------------------------------------
  Contract Value                                                        26
--------------------------------------------------------------------------------
  Investment Alternatives                                               49
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          49
--------------------------------------------------------------------------------
     The Fixed Account Options                                          54
--------------------------------------------------------------------------------
     Transfers                                                          56
--------------------------------------------------------------------------------
  Expenses                                                              59
--------------------------------------------------------------------------------
  Access to Your Money                                                  64
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Income Payments                                                       65
--------------------------------------------------------------------------------
  Death Benefits                                                        74
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      80
--------------------------------------------------------------------------------
  Taxes                                                                 83
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   90
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  91
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   92
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                93
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 94
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 95
--------------------------------------------------------------------------------
APPENDIX F-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    96
--------------------------------------------------------------------------------
APPENDIX G-SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 98
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
                                                                        101
--------------------------------------------------------------------------------
APPENDIX I-ACCUMULATION UNIT VALUES                                     105
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               27
--------------------------------------------------------------------------------
Accumulation Benefit                                                    27
--------------------------------------------------------------------------------
Accumulation Phase                                                      12
--------------------------------------------------------------------------------
Accumulation Unit                                                       26
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 26
--------------------------------------------------------------------------------
Allstate New York ("We")                                                80
--------------------------------------------------------------------------------
Annuitant                                                               23
--------------------------------------------------------------------------------
Automatic Additions Program                                             25
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 59
--------------------------------------------------------------------------------
Beneficiary                                                             24
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)           28
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)             37
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)        41
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 44
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit Option)          36
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 40
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 44
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option) 36
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit Option) 40
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 44
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)             36
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)        39
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 43
--------------------------------------------------------------------------------
Co-Annuitant                                                            23
--------------------------------------------------------------------------------
*Contract                                                               81
--------------------------------------------------------------------------------
Contract Anniversary                                                    8
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  22
--------------------------------------------------------------------------------
Contract Value                                                          26
--------------------------------------------------------------------------------
Contract Year                                                           9
--------------------------------------------------------------------------------
Credit Enhancement                                                      25
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           58
--------------------------------------------------------------------------------
Due Proof of Death                                                      74
--------------------------------------------------------------------------------
Fixed Account Options                                                   54
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        27
--------------------------------------------------------------------------------
Guarantee Period Account                                                55
--------------------------------------------------------------------------------
Income Base                                                             72
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Income Plan                                                             65
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        68
--------------------------------------------------------------------------------
Investment Alternatives                                                 49
--------------------------------------------------------------------------------
IRA Contract                                                            9
--------------------------------------------------------------------------------
Issue Date                                                              12
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    74
--------------------------------------------------------------------------------
Payout Phase                                                            12
--------------------------------------------------------------------------------
Payout Start Date                                                       65
--------------------------------------------------------------------------------
Portfolios                                                              80
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             62
--------------------------------------------------------------------------------
Qualified Contract                                                      77
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     71
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         74
--------------------------------------------------------------------------------
Rider Anniversary                                                       27
--------------------------------------------------------------------------------
Rider Application Date                                                  36
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)             27
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)               36
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)          39
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 43
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)              28
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)                37
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)           41
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)       44
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    35
--------------------------------------------------------------------------------
Rider Maturity Date                                                     27
--------------------------------------------------------------------------------
Rider Period                                                            27
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)  34
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)    38
--------------------------------------------------------------------------------
Right to Cancel                                                         26
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        74
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       23
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     23
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           55
--------------------------------------------------------------------------------
SureIncome Covered Life                                                 43
--------------------------------------------------------------------------------
SureIncome Option                                                       36
--------------------------------------------------------------------------------
SureIncome Option Fee                                                   8
--------------------------------------------------------------------------------
SureIncome Plus Option                                                  39
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                    36
--------------------------------------------------------------------------------


                                 4  PROSPECTUS

--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                              8
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                               39
--------------------------------------------------------------------------------
SureIncome For Life Option                                              43
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                          8
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                           43
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                            42
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           64
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  86
--------------------------------------------------------------------------------
Transfer Period Account                                                 29
--------------------------------------------------------------------------------
Trial Examination Period                                                26
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              27
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                52
--------------------------------------------------------------------------------
Valuation Date                                                          25
--------------------------------------------------------------------------------
Variable Account                                                        80
--------------------------------------------------------------------------------
Variable Sub-Account                                                    49
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option) 36
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit Option) 40
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 43
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit Option)
                                                                        37
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 41
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 45
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                                 37
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 41
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                         45
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                               36
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                           61
--------------------------------------------------------------------------------


* References to "Contract" include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 5  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.




                                 6  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------

                                  7 PROSPECTUS

                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal
                          Benefit Option.

                        .We discontinued offering the SUREINCOME WITHDRAWAL
                          BENEFIT OPTION ("SUREINCOME OPTION") as of May 1,
                          2006. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee
                          ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT
                          BASE on each Contract Anniversary (see the SureIncome
                          Option Fee section). You may not select the SureIncome Option together with a Retirement Income
                          Guarantee Option, a TrueReturn Option or any other
                          Withdrawal Benefit Option.

                        .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                          OPTION ("SUREINCOME PLUS OPTION") you would pay an additional annual fee ("SUREINCOME PLUS OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract
                          Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus
                          Option together with a Retirement Income Guarantee
                          Option, a TrueReturn Option or any other Withdrawal
                          Benefit Option.

                        .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                          BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION")  you
                          would pay an additional annual fee ("SUREINCOME FOR
                          LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                          added in the future) of the BENEFIT BASE on each
                          Contract Anniversary (see the SureIncome For Life
                          Option Fee section).  You may not select the
                          SureIncome For Life Option together with a Retirement
                          Income Guarantee Option, a TrueReturn Option or any
                          other Withdrawal Benefit Option.
-------------------------------------------------------------------------------

                                  8 PROSPECTUS

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .If you select the SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                          RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER FEE") or 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract
                          Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal
                          Revenue Code. The CSP is only available for certain custodial Individual Retirement Accounts established under Section 408 of the Internal Revenue Code. For
                          Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection
                          Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

                        .** No Rider Fee was charged for these Options for
                          Contract Owners who added these Options prior to January 1, 2005. See page 12 for details.Transfer fee equal to 1.00% of the amount transferred up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract
                          Anniversary.

                        .State premium tax (New York currently does not impose
                          one).

                        WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                        TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
-------------------------------------------------------------------------------
                                  9 PROSPECTUS


INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .
                          up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .54* Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                          . Fidelity Management & Research Company

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Lord, Abbett & Co. LLC

                          . OppenheimerFunds, Inc.

                          . Putnam Investment Management, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . Van Kampen Asset Management

                          . Van Kampen**

                          * Up to 55 Variable Sub-Accounts may be available depending on the date you purchased your Contract.
                          Please see page 52 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                          **Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE WITH ALL
                        CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-632-3492.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM

                        . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-------------------------------------------------------------------------------

                                 10 PROSPECTUS


INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        .
                          joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                        BENEFIT"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.

                        The SureIncome Plus Option and SureIncome For Life
                        Option also include a death benefit option, the
                        SureIncome Return of Premium Death Benefit,
                        ("SUREINCOME ROP DEATH BENEFIT").
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $100.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless the SureIncome
                        Withdrawal Benefit Option is in effect under your
                        Contract. In general, you must withdraw at least $50 at
                        a time. Withdrawals taken prior to the Payout Start
                        Date are generally considered to come from the earnings
                        in the Contract first. If the Contract is
                        tax-qualified, generally all withdrawals are treated as
                        distributions of earnings. Withdrawals of earnings are
                        taxed as ordinary income and, if taken prior to age
                        591/2, may be subject to an additional 10% federal tax
                        penalty. A withdrawal charge may also apply.

                        If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless a Withdrawal
                        Benefit Option is in effect under your Contract. Your
                        Contract will terminate if you withdraw all of your
                        Contract Value.
-------------------------------------------------------------------------------


                                 11  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on 65. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-632-3492 if you have any question about how the Contracts work.


                                 12  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*// /

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

-----------------------------------------------------------------------------------------------------------------------------------
Contract:                          0           1          2          3          4          5          6          7          8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor                   7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus            8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option      None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance                                                  $30**
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                       1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 13  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Basic Contract (without any optional benefit)                       Charge      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                   1.10%            0.19%            1.29%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                              1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)      1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)      1.50%            0.19%            1.69%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)           1.60%            0.19%            1.79%
------------------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                     0.20% (up to 0.30% for Options added in the
MAV Death Benefit Option                                               future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option                         Charge*      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                    1.30%              0.19%           1.49%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                               1.60%              0.19%           1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)       1.60%              0.19%           1.79%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)       1.70%              0.19%           1.89%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)            1.80%              0.19%           1.99%
------------------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                                            0.50%*
------------------------------------------------------------------------------------------------------------


* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE*

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                                   0.50%**
--------------------------------------------------------------------------------------------------------------


*   Effective May 1, 2006, we ceased offering the SureIncome Option.

**Up to 1.25% for SureIncome Options added in the future. See "SureIncome
   Withdrawal Benefit Option" for details.



SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Plus Withdrawal Benefit Option                                              0.65%*
-------------------------------------------------------------------------------------------------------------




                                 14  PROSPECTUS

*
   Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.



SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome For Life Withdrawal Benefit Option                                         0.65%*
-----------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40% of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55% of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.



INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," page 68, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                 15  PROSPECTUS

                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.35%                      1.81%
and other expenses)
----------------------------------------------------------------------------------




PORTFOLIO ANNUAL EXPENSES - (AS PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                              Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                        Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
Portfolio - Service Class 2     0.57%       0.25%      0.09%           0.91%
(2)
------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010
Portfolio - Service Class 2      N/A        0.25%       N/A            0.86%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020
Portfolio - Service Class 2      N/A        0.25%       N/A            0.93%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030
Portfolio - Service Class 2      N/A        0.25%       N/A            0.97%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Freedom Income
Portfolio - Service Class 2      N/A        0.25%       N/A            0.72%
(3)
------------------------------------------------------------------------------------
Fidelity VIP Growth Stock
Portfolio - Service Class 2     0.57%       0.25%      0.69%           1.51%
(4)(5)(7)
------------------------------------------------------------------------------------
Fidelity VIP Index 500
Portfolio - Service Class 2     0.10%       0.25%      0.00%           0.35%
(6)(7)
------------------------------------------------------------------------------------
Fidelity VIP Mid Cap
Portfolio - Service Class 2     0.57%       0.25%      0.12%           0.94%
(2)
------------------------------------------------------------------------------------
FTVIP Franklin Growth and
Income Securities Fund -        0.48%       0.25%      0.03%           0.76%
Class 2 (8)(9)
------------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2       0.46%       0.25%      0.02%           0.73%
(8)(9)
------------------------------------------------------------------------------------
FTVIP Franklin Large Cap
Growth Securities Fund -        0.73%       0.25%      0.03%           1.01%
Class 2 (8)(9)
------------------------------------------------------------------------------------
FTVIP Franklin Small Cap
Value Securities Fund -         0.52%       0.25%      0.17%           0.94%
Class 2 (9)(11)
------------------------------------------------------------------------------------
FTVIP Franklin U.S.
Government Fund - Class 2       0.49%       0.25%      0.03%           0.77%
(8)(9)
------------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities Fund - Class 2       0.80%       0.25%      0.23%           1.28%
(9)
------------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2       0.60%       0.25%      0.18%           1.03%
(9)
------------------------------------------------------------------------------------
FTVIP Templeton Developing
Markets Securities Fund -       1.24%       0.25%      0.29%           1.78%
Class 2
------------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2       0.65%       0.25%      0.17%           1.07%
(10)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.75%        N/A       1.00%           1.75%
All Value Portfolio (11)(13)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Bond-Debenture Portfolio        0.50%        N/A       0.44%           0.94%
(11)(12)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Growth and Income Portfolio     0.48%        N/A       0.41%           0.89%
(12)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -
Growth Opportunities            0.80%        N/A       0.62%           1.42%
Portfolio (11)
------------------------------------------------------------------------------------
Lord Abbett Series Fund -       0.74%        N/A       0.38%           1.12%
Mid-Cap Value Portfolio (13)
------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA    0.72%       0.25%      0.03%           1.00%
- Service Shares
------------------------------------------------------------------------------------
Oppenheimer Capital
Appreciation Fund/VA -          0.64%       0.25%      0.02%           0.91%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer Core Bond           0.73%       0.25%      0.05%           1.03%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Global
Securities Fund/VA - Service    0.63%       0.25%      0.04%           0.92%
Shares
------------------------------------------------------------------------------------
Oppenheimer High Income         0.72%       0.25%      0.03%           1.00%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street         0.65%       0.25%      0.01%           0.91%
Fund(R)/VA - Service Shares
------------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund(R)/VA -          0.74%       0.25%      0.05%           1.04%
Service Shares
------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA -    0.67%       0.25%      0.05%           0.97%
Service Shares (14)
------------------------------------------------------------------------------------
Oppenheimer Strategic Bond      0.69%       0.25%      0.02%           0.96%
Fund/VA - Service Shares
------------------------------------------------------------------------------------
Putnam VT The George Putnam     0.62%       0.25%      0.10%           0.97%
Fund of Boston - Class IB
------------------------------------------------------------------------------------
Putnam VT Global Asset          0.70%       0.25%      0.20%           1.15%
Allocation Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Growth and Income     0.49%       0.25%      0.05%           0.79%
Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT High Yield Fund -     0.68%       0.25%      0.09%           1.02%
Class IB (15)
------------------------------------------------------------------------------------
Putnam VT Income Fund -         0.61%       0.25%      0.10%           0.96%
Class IB (15)
------------------------------------------------------------------------------------

                                 16 PROSPECTUS

Putnam VT International         0.75%       0.25%      0.18%           1.18%
Equity Fund - Class IB
------------------------------------------------------------------------------------
Putnam VT Investors Fund -      0.65%       0.25%      0.10%           1.00%
Class IB
------------------------------------------------------------------------------------
Putnam VT Money Market Fund     0.45%       0.25%      0.11%           0.81%
- Class IB (15)
------------------------------------------------------------------------------------
Putnam VT New Value Fund -      0.68%       0.25%      0.08%           1.01%
Class IB
------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    0.65%       0.25%      0.09%           0.99%
IB
------------------------------------------------------------------------------------
Putnam VT Voyager Fund -        0.57%       0.25%      0.06%           0.88%
Class IB
------------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II      0.75%       0.25%      0.55%           1.55%
(16)(18)(21)
------------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.56%       0.25%      0.03%           0.84%
Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%       0.25%      0.07%           1.02%
Growth Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Growth and       0.57%       0.25%      0.04%           0.86%
Income Portfolio, Class II
------------------------------------------------------------------------------------
Van Kampen LIT Money Market     0.45%       0.25%      0.20%           0.90%
Portfolio, Class II (18)(19)
------------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio,         0.75%       0.35%      0.34%           1.44%
Class II (19)(20)
------------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio, Class II      0.46%       0.35%      0.32%           1.13%
(19)(20)
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth    0.50%       0.35%      0.33%           1.18%
Portfolio, Class II (19)(20)
------------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio, Class      0.80%       0.35%      0.39%           1.54%
II (19)(20)
------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth Portfolio, Class II      0.75%       0.35%      0.34%           1.44%
(19)(20)
------------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio, Class II      0.92%       0.35%      0.54%           1.81%
(19)(20)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class II       0.72%       0.35%      0.29%           1.36%
(19)(20)
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class II      0.75%       0.35%      0.28%           1.38%
(19)(20)
------------------------------------------------------------------------------------

1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005 (except as otherwise noted).

2. A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses.
 Including these reductions, the "Total Annual Portfolio Expenses" would have been 0.89% for Fidelity VIP Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP Mid Cap Portfolio - Service Class 2. These offsets may be discontinued at any time.

3. Each Fidelity VIP Freedom Portfolio purchases Initial Class shares of multiple underlying Fidelity VIP Portfolios. As shareholders in such multiple underlying Portfolios, the Fidelity VIP Freedom Portfolios' estimated "Total Annual Portfolio Expenses" are based on their own estimated "Total Annual Portfolio Expenses" plus a weighted average of the "Total Annual Portfolio Expenses" of the underlying Portfolios in which they invest. As a result, the "Management Fees" and "Other Expenses" for the Fidelity VIP Freedom Portfolios constitute weighted averages of the "Management Fees" and "Other Expenses" of the underlying Portfolios in which they invest. Such "Management Fees" and
 "Other Expenses" are not shown in the table above, but are reflected in "Total Annual Portfolio Expenses," above. After expense reductions and reimbursements, the Fidelity VIP Freedom Portfolios' "Total Annual Portfolio Expenses" would have been:

                                                               Total Annual
PORTFOLIO                                                   Portfolio Expenses
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2             0.81%
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2             0.87%
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2             0.89%
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2           0.70%
-------------------------------------------------------------------------------


4. The fund's manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.

5. A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. Including these reductions, the "Total Annual Portfolio Expenses" would have been 1.05%. This offsets may be discontinued at any time.

6. Management fees for the fund have been reduced to 0.10%, and Portfolio expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense


                                 17  PROSPECTUS
limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

7. The annual class operating expenses for the Portfolio are based on historical expenses adjusted to reflect current fees.

8. The Fund administration fee is paid indirectly through the management fee.

9. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

10.The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:

                                    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                              Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value        0.47%       0.25%      0.17%           0.89%
Securities Fund - Class 2
------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities    0.60%       0.25%      0.17%           1.02%
Fund - Class 2
------------------------------------------------------------------------------------------


11. Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of each Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. With this reimbursement, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:

                                                  Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                            Fees        Fees     Expenses   Portfolio Expenses
--------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio       0.75%        N/A       0.39%           1.14%
--------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture            0.50%        N/A       0.40%           0.90%
Portfolio
--------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities      0.80%        N/A       0.40%           1.20%
Portfolio
--------------------------------------------------------------------------------------------------------


12. Effective January 1, 2006, the "Management Fee" for the Portfolio was changed from a flat fee of 0.50% to 0.50% for the first $1 billion of average daily net assets and 0.45% for average daily net assets over $1 billion.

13. Effective January 1, 2006, the "Management Fee" for the Portfolio was changed from a flat fee of 0.75% to 0.75% for the first $1 billion of average daily net assets, 0.70% for the next $1 billion of average daily net assets, and 0.65% for average daily net assets over $2 billion.

14. Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

15. Reflects Putnam Management's agreement, effective January 28, 2005, to waive fees and reimburse expenses of the Portfolio through December 31, 2006 to the extent necessary to ensure that the Portfolio's expenses do not exceed the average expenses of the Portfolios viewed by Lipper Inc. as having the same investment classification or objective as the Portfolio. The expense reimbursement is based on a comparison of the Portfolio's expenses with the average annualized operating expenses of the Portfolios in its Lipper peer group, as reported by Lipper, for each calendar quarter during the Portfolio's last fiscal year, excluding "Rule 12b-1 Fees" and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.
 After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                 Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                                           Fees        Fees     Expenses   Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB                               0.67%       0.25%      0.09%           1.01%
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB                                   0.54%       0.25%      0.10%           0.89%
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB                             0.42%       0.25%      0.11%           0.78%
-----------------------------------------------------------------------------------------------------------------------


16. For the year ended December 31, 2005, the adviser voluntarily waived $117,800 of its investment advisory fees. The adviser has agreed to waive all expenses in excess of 1.26% of average daily net assets. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

17. For the year ended December 31, 2005, the adviser waived approximately $24,800 of its advisory fees. Under the terms of the advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceeds 0.95% of the average daily net assets of the Portfolio, the adviser will reimburse the Portfolio for the amount of


                                 18  PROSPECTUS
the excess. The adviser has agreed to waive all expenses in excess 0.85% of average net assets. Effective October 1, 2005, this voluntary waiver was discontinued.

18.T he fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. When the effects of the voluntary waivers discussed in footnotes 17 and 18 are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                               Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth       0.46%       0.25%      0.55%           1.26%
Portfolio, Class II
-------------------------------------------------------------------------------------------
Van Kampen LIT Money Market            0.42%       0.25%      0.20%           0.87%
Portfolio, Class II
-------------------------------------------------------------------------------------------


19. Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

20. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                   Operating
                                                    Expense    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                          Limitation     Fees        Fees     Expenses   Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio,      1.35%       0.75%       0.05%      0.34%           1.14%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class    1.00%       0.46%       0.05%      0.32%           0.83%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II     1.10%       0.50%       0.25%      0.33%           1.08%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class     1.20%       0.46%       0.05%      0.69%           1.20%
II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class II    1.15%       0.71%       0.10%      0.34%           1.15%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio,       1.25%       0.36%       0.05%      0.84%           1.25%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio,         1.15%       0.72%       0.10%      0.29%           1.11%
Class II
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class     1.35%       0.75%       0.25%      0.28%           1.28%
II
---------------------------------------------------------------------------------------------------------------------


21. Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




                                 19  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option;

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                      Allstate Advisor                  Allstate Advisor Plus

                                           1Year         3 Years       5  Years     10 Years     1 Year   3 Years 5 Year 10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio
Expenses                                    $1,042      $1,781        $2,541       $4,713       $ 1,200  $2,082   $2,897  $4,971
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio
Expenses                                    $  892      $1,339        $1,817       $3,335       $ 1,050  $1,643   $2,182  $3,636
------------------------------------------------------------------------------------------------------------------------------------
                                                              Allstate Advisor Preferred
                                                            (with 5-year Withdrawal Charge Option)

                                                        1 Year      3  Years     5  Years      10 Years
----------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $987       $1,785       $2,430        $4,971
----------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $838       $1,346       $1,715        $3,635
----------------------------------------------------------------------------------------------------------



                                        Allstate Advisor Preferred                         Allstate Advisor Preferred
                                  (with 3-year Withdrawal Charge Option)               (with No Withdrawal Charge Option)
                              1 Year      3  Years     5  Years     10 Years     1 Year      3  Years     5  Years      10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum       $998       $1,474       $2,477       $5,056        $498       $1,504       $2,524        $5,139
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum       $848       $1,036       $1,765       $3,733        $348       $1,067       $1,815        $3,830
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------






                                 20  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                           Allstate Advisor                              Allstate Advisor Plus
                                                               10  Years                                       10  Years
                            1Year      3 Years       5  Years                 1 Year    3  Years     5  Years
-----------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum     $447      $1,356        $2,286       $4,713       $   477  $1,445       $2,430       $4,971
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum     $297      $  914        $1,562       $3,335       $   328  $1,006       $1,715       $3,635
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
                                  Allstate Advisor Preferred
                                (with 5-year Withdrawal Charge Option)

                            1 Year      3  Years     5  Years      10 Years
------------------------------------------------------------------------------
Costs Based on Maximum     $477       $1,445       $2,430        $4,971
Annual Portfolio Expenses
------------------------------------------------------------------------------
Costs Based on Minimum     $328       $1,006       $1,715        $3,635
Annual Portfolio Expenses
------------------------------------------------------------------------------



                                        Allstate Advisor Preferred                         Allstate Advisor Preferred
                                  (with 3-year Withdrawal Charge Option)               (with No Withdrawal Charge Option)
                              1 Year      3  Years     5  Years     10 Years     1 Year      3  Years     5  Years      10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum       $488       $1,474       $2,477       $5,056        $498       $1,504       $2,524        $5,139
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum       $338       $1,036       $1,765       $3,733        $348       $1,067       $1,815        $3,830
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------





PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 21  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix I of this prospectus. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for the following Sub-Accounts, which were first offered under the contracts on May 1, 2006: Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is age 90.

If you select the Maximum Anniversary Value (MAV) Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age
79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 75. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 75, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b) or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the


                                 22  PROSPECTUS
most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 75. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 75, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of


                                 23  PROSPECTUS
determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign


                                 24  PROSPECTUS
benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-632-3492.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" page 26 for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation


                                 25  PROSPECTUS
instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING


                                 26  PROSPECTUS

VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            N/A           120.0%
---------------------------------------------
       13            N/A           130.0%
---------------------------------------------
       14            N/A           140.0%
---------------------------------------------
       15            N/A           150.0%
---------------------------------------------
       16            N/A           160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating


                                 27  PROSPECTUS
the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               10
AB Factor:                                125.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/14
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                      = $50,000 X 125.0%
                       = $62,500


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or


                                 28  PROSPECTUS

(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

               GUARANTEE OPTION 1                         GUARANTEE OPTION 2
-------------------------------------------------------------------------------------
* Model Portfolio Option 1                        * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio        * TrueBalance Conservative Model
 Option                                            Portfolio Option
* TrueBalance Moderately Conservative Model       * TrueBalance Moderately
 Portfolio Option                                  Conservative Model Portfolio
*Fidelity VIP Freedom Income Fund Model            Option
 Portfolio Option                                 * TrueBalance Moderate Model
*Fidelity VIP Freedom 2010 Fund Model Portfolio    Portfolio Option
 Option                                           * TrueBalance Moderately Aggressive
                                                   Model Portfolio Option
                                                  * TrueBalance Aggressive Model
                                                   Portfolio Option
                                                  *Fidelity VIP Freedom Income Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2010 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2020 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2030 Fund
                                                   Model Portfolio Option
-------------------------------------------------------------------------------------


NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN
OPTION ON MAY 1, 2005.   TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1,
2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS
                                      ------------
MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTIONS 1
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each


                                 29  PROSPECTUS
category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:


                         MODEL PORTFOLIO OPTION 1
---------------------------------------------------------------------------

                              20% Category A
                              50% Category B
                              30% Category C
                               0% Category D
---------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
---------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
---------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (7)
Fidelity VIP Index 500 - Service Class 2 Sub-Account (7)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (7)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account (2)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (7)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer MidCap/VA - Service Shares Sub-Account (8)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(7)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
---------------------------------------------------------------------------
CATEGORY D
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (7)
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (7)
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (7)
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (7)
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (7)
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (6)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
---------------------------------------------------------------------------



EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATIONS FOR MODEL PORTFOLIO OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The s FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the Investment Alternatives: Variable Sub-Accounts section for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account


                                 30  PROSPECTUS

(Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(7) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(8) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


MODEL PORTFOLIO OPTION 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2(Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:


                     MODEL PORTFOLIO OPTION 2
-------------------------------------------------------------------

                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
-------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2) Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
-------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account (7) Fidelity VIP Index 500 - Service Class 2 Sub-Account (7)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (7)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
(2)
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (7)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)

                                 31 PROSPECTUS

Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (4)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Utilities Growth and Income - Class IB Sub-Account (4) Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(7)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen
 UIF U.S. Mid Cap Value, Class II Sub-Account (3)(5)
-------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (7)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account Oppenheimer MidCap/VA - Service Shares Sub-Account (8)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer Global Securities/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (4)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (4)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (6)
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF Equity Growth, Class II Sub-Account (3)(5)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
-------------------------------------------------------------------

THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT.   INSTEAD, THE FIDELITY
VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATION REQUIREMENTS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(7) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(8) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC


                                 32  PROSPECTUS

ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

Rider Date on or after October 1, 2004.

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 2):


                        MODEL PORTFOLIO OPTION 2
                (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
------------------------------------------------------------------------

                               AVAILABLE
------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (6)
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (6)
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (6)
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (6)
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (6)
Fidelity VIP Index 500 - Service Class 2 Sub-Account (6)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (6)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account (2) FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (6)
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account (2)
Lord Abbett Series - Bond-Debenture Sub-Account (2)
Lord Abbett Series - Growth and Income Sub-Account (2)
Lord Abbett Series - Growth Opportunities Sub-Account (2)
Lord Abbett Series - Mid-Cap Value Sub-Account (2)
Oppenheimer MidCap/VA - Service Shares Sub-Account (7)
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account (2)
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(6)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen UIF
 U.S. Mid Cap Value, Class II Sub-Account (3)(4)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)
------------------------------------------------------------------------
                                EXCLUDED
   VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2
------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (6)
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (5)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (3)(4)
Van Kampen UIF Small Company Growth, Class II Sub-Account (3)
------------------------------------------------------------------------



(1) The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2) Variable Sub-Account was first offered under the Contract on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                                 33  PROSPECTUS

(5) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(6) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(7) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page [ ] of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn


                                 34  PROSPECTUS

  Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option.
 You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
  75. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.
If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub--


                                 35  PROSPECTUS

Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

                         FIDELITY VIP FREEDOM FUNDS                                  FIDELITY VIP FREEDOM
                           MODEL PORTFOLIO OPTIONS                                       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
           Fidelity VIP Freedom Income Fund Model Portfolio Option              Fidelity VIP Freedom Income -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2010 Fund Model Portfolio Option                Fidelity VIP Freedom 2010 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2020 Fund Model Portfolio Option                Fidelity VIP Freedom 2020 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2030 Fund Model Portfolio Option                Fidelity VIP Freedom 2030 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------


The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.


SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option ("SureIncome Option").

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined on page 37) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time.
 You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.


                                 36  PROSPECTUS

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" on page 38 for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix F.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.


                                 37  PROSPECTUS

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" on page 46.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.


                                 38  PROSPECTUS

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 75. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option") for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms on page 41). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "Withdrawal Benefit Payout Phase".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 74.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the


                                 39  PROSPECTUS
following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS


                                 40  PROSPECTUS
minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix G.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each


                                 41  PROSPECTUS
payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" on page 46.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix G.

Refer to the Death Benefits section (page 74) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or


                                 42  PROSPECTUS

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option") for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described on page 45 under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described on page 42 under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 74.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you
choose to add the SureIncome For Life Option.   Currently, you may have only one
Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 75, inclusive, on the effective date of the Rider (the "Rider Application Date"). The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available


                                 43  PROSPECTUS
in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value.
 After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.


                                 44  PROSPECTUS

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix H.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" on page 46.


                                 45  PROSPECTUS

DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix H.

Refer to the DEATH BENEFITS section [(page 66)] for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.


                                 46  PROSPECTUS

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:


*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------



NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005.

NOTE:  THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN
CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005.   ANY TRUEBALANCE
MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account.
 You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.


MODEL PORTFOLIO OPTION 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 47  PROSPECTUS

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1):


                            Available
------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (2) Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (2) Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (2) Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (2) Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account (2) Fidelity VIP Index 500 - Service Class 2 Sub-Account (2)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (2)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account FTVIP Mutual Discovery Securities - Class 2 Sub-Account (2)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account (3)
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Main Street(R)/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)(4)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van
 Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)(5)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
------------------------------------------------------------------
                             Excluded
------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (2) Oppenheimer Global Securities/VA - Service Shares Sub-Account Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (6)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (4)(5)
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
------------------------------------------------------------------



(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.

(3)Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(6) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING


                                 48  PROSPECTUS

VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option.
 Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 54 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-632-3492 OR GO TO
WWW.ACCESSALLSTATE.COM.


PORTFOLIO:               EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
Fidelity VIP             Long-term capital
 Contrafund(R)  -         appreciation
 Service Class 2
 Sub-Account
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2010 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2020 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2030 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a      FIDELITY MANAGEMENT &
 Income - Service Class   secondary objective of       RESEARCH COMPANY
 2 Sub-Account            principal preservation
-------------------------------------------------------
Fidelity VIP Growth      To achieve capital
 Stock - Service Class    appreciation
 2 Sub-Account
-------------------------------------------------------
Fidelity VIP Index 500   Investment results that
 - Service Class 2        correspond to the total
 Sub-Account              return of common stocks
                          publicly traded in the
                          United States as
                          represented by the Standard
                          & Poor's 500(SM) Index (S&P
                          500(R))
-------------------------------------------------------
Fidelity VIP Mid Cap -   Long-term growth of capital
 Service Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Growth    Capital appreciation with
 and Income Securities    current income as a
 - Class 2 Sub-Account    secondary goal.
-------------------------------------------------------------------------------
FTVIP Franklin Income    To maximize income while
 Securities - Class 2     maintaining prospects for    FRANKLIN ADVISERS, INC.
 Sub-Account              capital appreciation.
-------------------------------------------------------

                                 49 PROSPECTUS

FTVIP Franklin Large     Capital appreciation
 Cap Growth Securities
 - Class 2 Sub-Account
-------------------------------------------------------
FTVIP Franklin U.S.      Income
 Government - Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Small      Long-term total return.      FRANKLIN ADVISORY
 Cap Value Securities -                                SERVICES, LLC
 Class 2 Sub-Account
-------------------------------------------------------
FTVIP Mutual Discovery   Capital appreciation
 Securities - Class 2
 Sub-Account
FTVIP Mutual Shares      Capital appreciation with     FRANKLIN MUTUAL
 Securities - Class 2     income as a secondary goal   ADVISERS, LLC
 Sub-Account
FTVIP Templeton          Long-term capital
 Developing Markets       appreciation.                TEMPLETON ASSET
 Securities - Class 2                                  MANAGEMENT LTD.
 Sub-Account
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities - Class 2                                  COUNSEL, LLC
 Sub-Account
-------------------------------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 All Value Sub-Account    and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     High current income and the
 Bond-Debenture           opportunity for capital
 Sub-Account              appreciation to produce a
                          high total return
-------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 Growth and Income        and income without           LORD, ABBETT & CO. LLC
 Sub-Account              excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation
 Growth Opportunities
 Sub-Account
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation through
 Mid-Cap Value            investments, primarily in
 Sub-Account              equity securities, which
                          are believed to be
                          undervalued in the
                          marketplace
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA    Capital appreciation by
 Sub-Account(1)           investing in ''growth
                          type'' companies.
-------------------------------------------------------
Oppenheimer Balanced/VA  A high total investment
 - Service Shares         return, which includes
 Sub-Account              current income and capital   OPPENHEIMERFUNDS, INC.
                          appreciation in the value
                          of its shares.
Oppenheimer Core         High level of current
 Bond/VA - Service        income. As a secondary
 Shares Sub-Account       objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Oppenheimer Capital      Capital appreciation by
 Appreciation/VA -        investing in securities of
 Service Shares           well-known, established
 Sub-Account              companies.
-------------------------------------------------------------------------------
Oppenheimer Global       Long-term capital
 Securities/VA -          appreciation by investing a
 Service Shares           substantial portion of
 Sub-Account              assets in securities of
                          foreign issuers,             OPPENHEIMERFUNDS, INC.
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High         A high level of current
 Income/VA Sub-Account    income from investment in
                          high-yield fixed-income
                          securities.
-------------------------------------------------------
Oppenheimer Main         High total return (which
 Street(R)/VA - Service   includes growth in the
 Shares Sub-Account       value of its shares as well
                          as current income) from
                          equity and debt securities.
-------------------------------------------------------
Oppenheimer Main Street   Capital appreciation.
 Small Cap(R)/VA -
 Service Shares
 Sub-Account
-------------------------------------------------------
Oppenheimer Strategic    A high level of current
 Bond/VA - Service        income principally derived
 Shares Sub-Account       from interest on debt
                          securities.
-------------------------------------------------------------------------------

                                 50 PROSPECTUS

Putnam VT The George     To provide a balanced
 Putnam Fund of Boston    investment composed of a
 - Class IB Sub-Account   well diversified portfolio
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
-------------------------------------------------------
Putnam VT Global Asset   A high level of long-term
 Allocation - Class IB    total return consistent
 Sub-Account              with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and     Capital growth and current
 Income - Class IB        income.
 Sub-Account
-------------------------------------------------------
Putnam VT High Yield -   High current income.
 Class IB Sub-Account     Capital growth is a
                          secondary goal when          PUTNAM INVESTMENT
                          consistent with achieving    MANAGEMENT, LLC
                          high current income.
-------------------------------------------------------
Putnam VT Income -       High current income
 Class IB Sub-Account     consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity - Class IB
 Sub-Account
-------------------------------------------------------
Putnam VT Investors -    Long-term growth of capital
 Class IB Sub-Account     and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market   As high a rate of current
 - Class IB Sub-Account   income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New Value -    Long-term capital
 Class IB Sub-Account     appreciation.
-------------------------------------------------------
Putnam VT Vista - Class   Capital appreciation.
 IB Sub-Account
-------------------------------------------------------
Putnam VT Voyager -      Capital appreciation.
 Class IB Sub-Account
-------------------------------------------------------------------------------
Van Kampen LIT           Capital growth                VAN KAMPEN ASSET
 Aggressive Growth,                                    MANAGEMENT
 Class II Sub-Account
 (2)
-------------------------------------------------------------------------------
Van Kampen LIT           Capital growth and income
 Comstock, Class II       through investments in
 Sub-Account              equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
Van Kampen LIT Emerging  Capital appreciation.
 Growth, Class II
 Sub-Account                                           VAN KAMPEN ASSET
                                                       MANAGEMENT
Van Kampen LIT Growth    Long-term growth of capital
 and Income, Class II     and income.
 Sub-Account
Van Kampen LIT Money     Protection of capital and
 Market, Class II         high current income through
 Sub-Account              investments in money market
                          instruments.
                                                       ------------------------
Van Kampen UIF Emerging  High total return by
 Markets Debt, Class II   investing primarily in
 Sub-Account(3)           fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity    Capital appreciation and
 and Income, Class II     current income
 Sub-Account(3)
Van Kampen UIF Equity    Long-term capital
 Growth, Class II         appreciation by investing
 Sub-Account (3)          primarily in
                          growth-oriented equity
                          securities of U.S. and
                          foreign companies
Van Kampen UIF Global    Long-term capital
 Franchise, Class II      appreciation                  VAN KAMPEN
 Sub-Account(3)

                                 51 PROSPECTUS

Van Kampen UIF Mid Cap   Long-term capital growth by
 Growth, Class II         investing primarily in
 Sub-Account (3)          growth-oriented equity
                          securities of U.S. mid cap
                          companies and foreign
                          companies, including
                          emerging markets
                          securities.
-------------------------------------------------------------------------------
Van Kampen UIF Small     Long-term capital
 Company Growth, Class    appreciation by investing
 II Sub-Account(3)        primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid  Above-average total return
 Cap Value, Class II      over a market cycle of
 Sub-Account (3)          three to five years by
                          investing in common stocks
                          and other equity securities
-------------------------------------------------------
Van Kampen UIF U.S.      Above average current income
 Real Estate, Class II    and long-term capital
 Sub-Account(3)           appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real     ------------------------
                          estate investment trusts
-------------------------------------------------------


                                 51  PROSPECTUS

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub--


                                 52  PROSPECTUS

Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your sales representative before selecting a TrueBalance model portfolio.

Allstate New York and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate New York retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate New York's Contract Owners. Neither Allstate New York nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate New York nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate New York may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate New York will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable


                                 53  PROSPECTUS

Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to


                                 54  PROSPECTUS
applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 58.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Account to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market - Class IB Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market - Class IB Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 58.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for


                                 55  PROSPECTUS
the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.


                                 56  PROSPECTUS

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $100.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-632-3492. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading


                                 57  PROSPECTUS
limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in


                                 58  PROSPECTUS
a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub--


                                 59  PROSPECTUS

Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                                                              1.10%
------------------------------------------------------------------------------------
ALLSTATE ADVISOR PLUS                                                         1.40%
------------------------------------------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)                                             1.40%
------------------------------------------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)                                             1.50%
------------------------------------------------------------------------------------
ALLSTATE ADVISOR PREFERRED                                                    1.60%
(NO WITHDRAWAL CHARGE OPTION)
------------------------------------------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of the trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/


                                 60  PROSPECTUS
or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to Janaury 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
 Effective May 1, 2006, we ceased offering the SureIncome Option. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE").
 Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the


                                 61  PROSPECTUS
total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value.
 For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date.
 As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The


                                 62  PROSPECTUS

Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to        withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolio whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 12. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the Portfolios' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.


                                 63  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 65.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 55.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-632-3492 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payment have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating


                                 64  PROSPECTUS
any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no earlier than the first Contract Anniversary and no later than:

.. the Annuitant's 90th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," on page 68. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the


                                 65  PROSPECTUS
number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to


                                 66  PROSPECTUS
modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

Contract:                          0          1          2          3          4          5           6         7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                    7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus             8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option     None

-----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.


                                 67  PROSPECTUS

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced


                                 68  PROSPECTUS
survivor plan. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

We believe the Income Protection Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Income Protection Benefit Option for prototype approval with the IRS.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Fidelity VIP Freedom Income - Service Class 2 Sub-Account (4)

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (4)

  Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (4)

  Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (4)

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (4)

  Fidelity VIP Index 500 - Service Class 2 Sub-Account (4)

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account (4)

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account (4)

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account


                                 69  PROSPECTUS

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account(5)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (5)

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (3)

  Van Kampen UIF Equity Growth, Class I Sub-Account (3)

  Van Kampen UIF Equity Growth, Class II Sub-Account (1)(3)

  Van Kampen UIF Global Franchise, Class II Sub-Account (3)

  Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (3)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (1)(3)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Fidelity VIP Growth Stock - Service Class 2 Sub-Account (4)

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer MidCap/VA - Service Shares Sub-Account (6)

  Putnam VT Health Sciences - Class IB Sub-Account (5)

  Putnam VT New Opportunities - Class IB Sub-Account (5)

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account (2)

  Van Kampen LIT Emerging Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)(4)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (3)



(1)Van Kampen UIF Equity Growth, Class II Sub-Accountand the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of the Contracts issued prior to May 1, 2004, may only invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Account was first offered under the Contracts on May 1,
2006.


                                 70  PROSPECTUS

(5) Effective October 1, 2004, thePutnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.*

(6) Effective May 1, 2006, the Oppenheimer Aggressive Growth/VA - Service Shares changed its name to Oppenheimer MidCap/VA - Service Shares Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

RIG 1 provides a benefit that is based on a guaranteed interest accumulation.
 RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A


                                 71  PROSPECTUS

CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase


                                 72  PROSPECTUS
payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cummulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the Contract is appropriate.


                                 73  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

You may not add the MAV Death Benefit Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the option.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time


                                 74  PROSPECTUS
a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 76, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

We believe the MAV Death Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the MAV Death Benefit Option for prototype approval with the IRS.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.


                                 75  PROSPECTUS

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.


                                 76  PROSPECTUS

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


                                 77  PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

We believe the Spousal Protection Benefit (Co-Annuitant) Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for prototype approval with the IRS.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.


                                 78  PROSPECTUS

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.

We believe the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant)


                                 79  PROSPECTUS

Option for Custodial Individual Retirement Accounts for prototype approval with the IRS.


MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

On March 8, 2006, Allstate New York announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business.
 The Agreement also provides that Allstate New York and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares


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attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION.

Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact


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that is not eligible for the compensation arrangement.  While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate New York does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
Allstate New York is currently undergoing a periodic market conduct examination by the New York State Department of Insurance. The Department is focusing, as they have with other insurers, on Allstate New York's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that Allstate New York failed to meet the requirements of applicable regulations. In relation to this examination Allstate New York accrued $15 million of additional benefits in 2005. The ultimate outcome of this examination is currently under discussion with the New York State Department of Insurance.

In the event of an unfavorable outcome in the above matter, the ultimate liability may be in excess of amounts currently reserved and may be material to Allstate New York's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of the matter described above as it is resolved is not likely to have a material adverse effect on the financial position of Allstate New York.

There are no pending legal proceedings to which the Separate Account is a party. Allstate New York is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate New York.


LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


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TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE
NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


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owner to be treated as the owner of the separate account. The Treasury
Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


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TAXATION OF ANNUITY DEATH BENEFITS.  Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 85  PROSPECTUS
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U.S. and the non-resident alien's country of residence if the payee provides a
U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


                                 86  PROSPECTUS

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                                 87  PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after


                                 88  PROSPECTUS

12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.




                                 89  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
     Agreements with the Prudential Insurance Company of America
--------------------------------------------------------------------------------
     Purchase of Contracts
--------------------------------------------------------------------------------
     Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
     Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
     Incontestability
--------------------------------------------------------------------------------
     Settlements
--------------------------------------------------------------------------------
     Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------








THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 90  PROSPECTUS

APPENDIX A                                                           ALLSTATE
ADVISOR CONTRACT COMPARISON CHART

            Feature                     Advisor            Advisor Plus                         Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             5-year Withdrawal  3-year Withdrawal    No Withdrawal
                                                                               Charge Option      Charge Option      Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS            - Standard Fixed       - Dollar Cost        - Dollar Cost      - Dollar Cost            None
                                 Account Option         Averaging Fixed      Averaging Fixed    Averaging Fixed
                                 with1, 3, 5,           Account Options      Account Options    Account Options
                                 and 7 year             with 3 to 12         with 3 to 12       with 3 to 12
                                 Guarantee              month                month              month
                                 Periods                Transfer Periods     Transfer Periods   Transfer Periods
                                 - Dollar Cost
                                 Averaging Fixed
                                 Account Options
                                 with 3 to 12
                                 month
                                 Transfer Periods
                                 --------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                       None            up to 5% depending        None                None              None
                                                         on issue age and
                                                         amount of
                                                         purchase payments
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE                    1.10%                 1.40%               1.40%              1.50%              1.60%
RISK CHARGE
(BASE CONTRACT)
-----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                 7/ 7/ 6/ 5/ 4/ 3/ 2   8.5/ 8.5/ 8.5/ 7.5/    7/ 6/ 5/ 4/ 3          7/ 6/ 5            None
(% OF PURCHASE                                            6.5/ 5.5/ 4/2.5
PAYMENT)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                 91  PROSPECTUS

APPENDIX B
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 92  PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                      Income Benefit Amount

                                                                                          -----------------5%----
                                                                                                     Roll-Up Value

                                        Beginning                Contract      Maximum    --------------------------------------
                        Type of         Contract   Transaction  Value After  Anniversary       Advisor and
      Date             Occurrence         Value      Amount     Occurrence      Value           Preferred             Plus

--------------------------------------------------------------------------------------------------------------------------------
     1/1/04                              $55,000           _      $55,000      $55,000        $52,500             $54,600
                  Contract Anniversary
--------------------------------------------------------------------------------------------------------------------------------
     7/1/04        Partial Withdrawal    $60,000     $15,000      $45,000      $41,250        $40,176             $40,859
--------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to             (c)                   $55,000           $55,000
Partial Withdrawal
---------------------------------------------------------------------------------
Withdrawal Adjustment       [(a)/(b)]*(c)              $13,750           $13,750
---------------------------------------------------------------------------------
Adjusted Income                                        $41,250           $41,250
Benefit
---------------------------------------------------------------------------------

5% ROLL-UP VALUE
INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to
Partial Withdrawal
(assumes half years
worth of interest on
$52,500 and $54,600,             (c)                   $53,786           $55,937
respectively)
---------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5%
of Roll-Up Value on              (d)                   $ 2,625           $ 2,730
1/1/04)
---------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of         (e) = (d) * 1.05 ^-0.5         $ 2,562           $ 2,664
interest)
---------------------------------------------------------------------------------
Contract Value After      (b/'/) = (b) - (d)           $57,375           $57,270
Step 1
---------------------------------------------------------------------------------
Adjusted Income           (c/'/) = (c) - (e)           $51,224           $53,273
benefit After Step 1
---------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
---------------------------------------------------------------------------------
Partial Withdrawal        (a/'/) = (a) - (d)           $12,375           $12,270
Amount
---------------------------------------------------------------------------------
Proportional              (a/'/) / (b/'/) *            $11,048           $11,414
Adjustment                      (c/'/)
---------------------------------------------------------------------------------
Contract Value After                                   $45,000           $45,000
Step 2
---------------------------------------------------------------------------------
Adjusted Income                                        $40,176           $41,859
Benefit After Step 2
---------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 93  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                             Death Benefit Amount

                                                                          -------Purchase----------------------
                                                                              Payment Value

                                     Beginning                Contract    ------------------------   Maximum
                  Type of            Contract   Transaction  Value After  Advisor and              Anniversary
 Date            Occurrence            Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------------
1/1/05      Contract Anniversary      $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------------
7/1/05       Partial Withdrawal       $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)] * (c)
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 94  PROSPECTUS

APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                          Benefit Base
                                                                      ----------------------
                                 Beginning                Contract
                Type of          Contract   Transaction  Value After  Advisor and
 Date          Occurrence          Value      Amount     Occurrence    Preferred     Plus
--------------------------------------------------------------------------------------------
1/2/05    Contract Anniversary    $55,000           _      $55,000      $50,000     $52,000
--------------------------------------------------------------------------------------------
7/2/05     Partial Withdrawal     $60,000     $15,000      $45,000      $37,500     $39,000
--------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                         Advisor and
                                                                          Preferred     Plus
-----------------------------------------------------------------------------------------------
BENEFIT BASE
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)                $15,000     $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)                $60,000     $60,000
-----------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial      (c)                $50,000     $52,000
Withdrawal
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)] * (c)    $12,500     $13,000
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500     $39,000
-----------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 95  PROSPECTUS

APPENDIX F - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).


                                 96  PROSPECTUS

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                 97  PROSPECTUS

APPENDIX G- SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with a $100,000
----------
initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                 98  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                 99  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                100  PROSPECTUS

APPENDIX H- SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with $100,000
----------
initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                101  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                102  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000)=$2,200.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                103  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                104  PROSPECTUS

APPENDIX I- ACCUMULATION UNIT VALUES
ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.418
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                963
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.439
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,574
-------------------------------------------------------------------------------

                                 105 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.356
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,131
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.073
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.059
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                627
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,297
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.188
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.441
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,438
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.089
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,269
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.728
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.488
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,376
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.058
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 106 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,603
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.997
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                520
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.384
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,854
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.860
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,934
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.229
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,138
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.694
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.830
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.462
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                719
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.041
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,058
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.400
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.372
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,461
-------------------------------------------------------------------------------

                                 107 PROSPECTUS

PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.948
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,029
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.781
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.817
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                101
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.563
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,880
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.420
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.981
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,146
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.096
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.079
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                109
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.812
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.469
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                126
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.616
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.939
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 108 PROSPECTUS

VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                927
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.712
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------




* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




                                109  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.458
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.404
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.424
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,468
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.340
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                488
-------------------------------------------------------------------------------

                                 110 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.059
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.044
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.733
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                224
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.187
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                990
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.173
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                802
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.681
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.074
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                981
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.712
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.044
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.894
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,018
-------------------------------------------------------------------------------

                                 111 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.981
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.369
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,934
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.844
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                554
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,786
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.680
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.815
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.027
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,743
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.384
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.356
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.091
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,732
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.933
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                923
-------------------------------------------------------------------------------

                                 112 PROSPECTUS

PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.765
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 89
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.801
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,122
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.405
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.966
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,426
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.082
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.064
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.797
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.602
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.923
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.440
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                113  PROSPECTUS

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts woth the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




                                114  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.451
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                350
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,454
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             56,584
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.332
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,407
-------------------------------------------------------------------------------

                                 115 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.053
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                366
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,619
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,844
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             28,840
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.165
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                421
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.420
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             22,172
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.066
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,204
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,379
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.467
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                867
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,000
-------------------------------------------------------------------------------

                                 116 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.973
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.362
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             64,372
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.836
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,694
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.208
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,886
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.453
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.673
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,596
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.808
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,264
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.441
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                681
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.020
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             34,141
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.376
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,036
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             54,782
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.926
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             21,823
-------------------------------------------------------------------------------

                                 117 PROSPECTUS

PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.757
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                386
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.325
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                393
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                955
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.542
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             29,087
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                913
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             34,205
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,409
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.056
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.790
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.443
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,007
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.594
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                386
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,404
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.432
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                324
-------------------------------------------------------------------------------

                                 118 PROSPECTUS

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,366
-------------------------------------------------------------------------------


* The Allstate Advisor Pluis Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




                                119  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 74
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,467
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.403
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,936
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.317
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,192
-------------------------------------------------------------------------------

                                 120 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.039
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.022
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,744
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.707
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,819
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,262
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.150
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,012
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,593
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.659
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                849
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.051
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,047
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.261
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,615
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,039
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,090
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.023
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,878
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.872
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,415
-------------------------------------------------------------------------------

                                 121 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.957
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,573
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,391
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             29,297
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,648
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.194
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             21,089
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.438
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.658
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                717
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,678
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,506
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.006
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16.768
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.361
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.071
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             15,861
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.911
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,770
-------------------------------------------------------------------------------

                                 122 PROSPECTUS

PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,012
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.777
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.572
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,976
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.944
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,747
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                604
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.041
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                550
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.775
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.426
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.580
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,453
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 64
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.416
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,005
-------------------------------------------------------------------------------

                                 123 PROSPECTUS

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,664
-------------------------------------------------------------------------------


* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.






                                124  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.451
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                513
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 125 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.332
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 41
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.053
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                425
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 37
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.165
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                640
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.420
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                875
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.066
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                486
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 79
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.467
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,407
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,371
-------------------------------------------------------------------------------

                                 126 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                610
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.973
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.362
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 42
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.836
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 51
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.208
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,339
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.453
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.673
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.808
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.441
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                864
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.020
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,169
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.376
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                519
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                900
-------------------------------------------------------------------------------

                                 127 PROSPECTUS

PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.926
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.757
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                271
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.325
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.542
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.397
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.056
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.790
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 86
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.443
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 58
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.594
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 38
-------------------------------------------------------------------------------

                                 128 PROSPECTUS

VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.432
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                277
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.








                                129  PROSPECTUS

ALLSTATE ADVISOR PREFERRED WITH 5 YEAR WITHDRAWAL CHARGE CONTRACTS:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                439
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.403
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 130 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.317
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,143
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.039
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.022
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                940
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.707
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                193
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.150
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,724
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                490
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.659
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.051
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.261
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                416
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.023
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 131 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.872
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.957
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                445
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                200
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.194
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,001
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.438
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.658
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                220
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.006
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.361
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.071
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 132 PROSPECTUS

PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.911
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,114
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.777
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.527
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.944
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                931
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.041
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.775
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,130
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.426
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,206
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.580
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                828
-------------------------------------------------------------------------------

                                 133 PROSPECTUS

VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.416
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                902
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Mav Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




                                134  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.444
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.390
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                319
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.410
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,583
-------------------------------------------------------------------------------

                                 135 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.325
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.046
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.029
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.715
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.157
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                304
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.413
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                791
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.666
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.058
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.268
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.459
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.030
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                665
-------------------------------------------------------------------------------

                                 136 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                757
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.965
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,268
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.828
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.201
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,884
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.445
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.665
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.800
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.434
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.013
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,469
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.369
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.078
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,453
-------------------------------------------------------------------------------

                                 137 PROSPECTUS

PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.918
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                755
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                145
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.317
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.535
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                782
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.389
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.952
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,059
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.068
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.049
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.782
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                622
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.435
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.587
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 138 PROSPECTUS

VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.424
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                149
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.680
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.






                                139  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.375
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.396
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                757
-------------------------------------------------------------------------------

                                 140 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                232
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.032
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.014
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.698
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                207
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.157
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                470
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.142
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.399
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.652
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.043
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.253
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                466
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.680
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.445
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.016
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 141 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                241
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.948
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.884
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                964
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.812
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                222
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.187
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.431
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.651
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.786
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.420
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.353
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.325
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.064
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 142 PROSPECTUS

PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                240
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.733
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.302
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.769
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                498
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.374
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.937
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                480
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.055
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.418
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.573
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.890
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 143 PROSPECTUS

VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.409
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.664
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and with theMAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.








                                144  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $14.549
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                377
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.403
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                117
-------------------------------------------------------------------------------

                                 145 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.317
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.039
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.022
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                289
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.707
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 96
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.150
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.406
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 58
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.659
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.051
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.261
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.688
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.023
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 146 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.872
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 56
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.957
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 97
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                168
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                177
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.194
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                239
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.438
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                386
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.658
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 96
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.006
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                182
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.361
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.071
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                181
-------------------------------------------------------------------------------

                                 147 PROSPECTUS

PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.911
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 56
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.741
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.777
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.527
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 58
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.944
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 56
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.041
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.775
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                384
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.426
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.580
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.898
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 148 PROSPECTUS

VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.416
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.








                                149  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1 * and Ending December 31,              2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.368
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.389
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 150 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.302
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.025
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.007
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.689
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.149
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.135
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.645
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.036
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.245
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES SUB-ACCOUNT(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.672
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.438
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.010
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 151 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.857
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.940
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.334
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.877
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.803
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.424
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.643
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.413
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.345
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.318
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.057
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 152 PROSPECTUS

PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.725
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.294
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.761
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.513
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.366
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.048
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.026
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.760
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.409
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.566
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 --
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.882
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

                                 153 PROSPECTUS

VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.401
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.656
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




                                154  PROSPECTUS

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-390-1277
FAX NUMBER: 1-866-487-8538                       PROSPECTUS DATED MAY 1, 2006
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("Allstate New York") has offered the following group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

PUTNAM ALLSTATE         PUTNAM ALLSTATE ADVISOR PLUS   PUTNAM ALLSTATE ADVISOR PREFERRED
ADVISOR


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

Putnam VT American Government Income Fund -       Putnam VT Global Equity    Putnam VT Mid Cap Value
 Class IB                                         Fund - Class IB            Fund - Class IB
Putnam VT Capital Appreciation Fund - Class IB    Putnam VT Growth and       Putnam VT Money Market Fund
Putnam VT Capital Opportunities Fund - Class IB   Income Fund - Class IB     - Class IB
Putnam VT Discovery Growth Fund - Class IB        Putnam VT Growth           Putnam VT New Opportunities
Putnam VT Diversified Income Fund - Class IB      Opportunities Fund -       Fund - Class IB
Putnam VT Equity Income Fund - Class IB           Class IB                   Putnam VT New Value Fund -
Putnam VT The George Putnam Fund of Boston -      Putnam VT Health Sciences  Class IB
 Class IB                                         Fund - Class IB            Putnam VT OTC & Emerging
Putnam VT Global Asset Allocation Fund - Class    Putnam VT High Yield Fund  Growth Fund - Class IB
 IB                                               - Class IB                 Putnam VT Research Fund -
                                                  Putnam VT Income Fund -    Class IB
                                                  Class IB                   Putnam VT Small Cap Value
                                                  Putnam VT International    Fund - Class IB
                                                  Equity Fund - Class IB     Putnam VT Utilities Growth
                                                  Putnam VT International    and Income Fund - Class IB
                                                  Growth and Income Fund -   Putnam VT Vista Fund -
                                                  Class IB                   Class IB
                                                  Putnam VT International    Putnam VT Voyager Fund -
                                                  New Opportunities Fund -   Class IB
                                                  Class IB
                                                  Putnam VT Investors Fund
                                                  - Class IB


For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Website.


                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS WERE AVAILABLE ONLY IN NEW YORK AND ARE NOT
                CURRENTLY BEING OFFERED FOR NEW SALES.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             6
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 13
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         13
--------------------------------------------------------------------------------
  Purchases                                                             14
--------------------------------------------------------------------------------
  Contract Value                                                        15
--------------------------------------------------------------------------------
  Investment Alternatives                                               16
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          16
--------------------------------------------------------------------------------
     The Fixed Account Options                                          17
--------------------------------------------------------------------------------
     Transfers                                                          18
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              21
--------------------------------------------------------------------------------
  Access to Your Money                                                  22
--------------------------------------------------------------------------------
  Income Payments                                                       23
--------------------------------------------------------------------------------
  Death Benefits                                                        27
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      30
--------------------------------------------------------------------------------
  Legal Proceedings                                                     32
--------------------------------------------------------------------------------
  Taxes                                                                 34
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   41
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  42
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                                   43
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFIT               54
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFIT                55
--------------------------------------------------------------------------------







                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      9
--------------------------------------------------------------------------------
Accumulation Unit                                                       15
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 15
--------------------------------------------------------------------------------
Allstate New York ("We")                                                30
--------------------------------------------------------------------------------
Annuitant                                                               13
--------------------------------------------------------------------------------
Automatic Additions Program                                             14
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                      20
--------------------------------------------------------------------------------
Beneficiary                                                             13
--------------------------------------------------------------------------------
*Contract                                                               32
--------------------------------------------------------------------------------
Contract Anniversary                                                    6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  13
--------------------------------------------------------------------------------
Contract Value                                                          15
--------------------------------------------------------------------------------
Contract Year                                                           6
--------------------------------------------------------------------------------
Credit Enhancement                                                      15
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           20
--------------------------------------------------------------------------------
Due Proof of Death                                                      28
--------------------------------------------------------------------------------
Fixed Account Options                                                   17
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------



                                                                        PAGE

--------------------------------------------------------------------------------
Guarantee Period                                                        18
--------------------------------------------------------------------------------
Income Base                                                             26
--------------------------------------------------------------------------------
Income Plans                                                            23
--------------------------------------------------------------------------------
Investment Alternatives                                                 16
--------------------------------------------------------------------------------
Issue Date                                                              9
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               27
--------------------------------------------------------------------------------
Payout Phase                                                            9
--------------------------------------------------------------------------------
Payout Start Date                                                       9
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             21
--------------------------------------------------------------------------------
Retirement Income Guarantee Rider                                       26
--------------------------------------------------------------------------------
Rider Date                                                              26
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        27
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           18
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           23
--------------------------------------------------------------------------------
Valuation Date                                                          15
--------------------------------------------------------------------------------
Variable Account                                                        31
--------------------------------------------------------------------------------
Variable Sub-Account                                                    16
--------------------------------------------------------------------------------




         * These Contracts were available only as group Contracts. We issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------





The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:



.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options, and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.




                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       WE ARE NO LONGER OFFERING NEW CONTRACTS.

                        You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                        $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement equal to 4% of such
                        purchase payment.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.25% of average daily net assets.

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases)

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.65% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 2% of purchase
                          payments withdrawn (with certain exceptions)
-------------------------------------------------------------------------------
                        ALL CONTRACTS

                        .We discontinued offering the RETIREMENT INCOME
                          GUARANTEE RIDER as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to
                          January 1, 2004, you will pay an additional fee at the annual rate of 0.30% of the INCOME BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY")

                        .Transfer fee equal to 0.50% of the amount
                          transferred, up to a maximum charge of $25, after the 12/th/ transfer in any Contract Year ("CONTRACT
                          YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary

                        .
                          State premium tax (New York currently does not impose
                          one)
-------------------------------------------------------------------------------

                                  6 PROSPECTUS

INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .a Standard Fixed Account Option* that credits
                          interest at rates we guarantee, and

                        .28 Variable Sub-Accounts investing in Funds offering
                          professional money management by Putnam Investment
                          Management, LLC.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS offer an additional
                        7-to-12 Month Dollar Cost Averaging Fixed Account
                        Option that credits interest at rates we guarantee.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1- 800
                        -390 - 1277.

                        *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, the
                        Standard Fixed Account Option is currently not
                        available for new investments.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period

                        .
                          combination life income and guaranteed payments for a
                          specified period

                        .combination joint and survivor life income and
                          guaranteed payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York offered a
                        Retirement Income Guarantee Rider that guarantees a
                        minimum amount of fixed income payments you can receive
                        if you choose to annuitize your Contract.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before income payments begin, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------

                                  7 PROSPECTUS

TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. Except in the 7-to-12 Month
                        Dollar Cost Averaging Fixed Account (PUTNAM ALLSTATE
                        ADVISOR CONTRACTS ONLY), the minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year. For PUTNAM ALLSTATE ADVISOR CONTRACTS,
                        we do not permit transfers into the 7-to-12 Month
                        Dollar Cost Averaging Option.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to annuitization (referred to in this prospectus
                        as the Payout Phase) are generally considered to come
                        from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge may also
                        apply.
-------------------------------------------------------------------------------


                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

 First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

 Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract:                Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate         0              1           2           3           4           5           6           7+
 Advisor                7%             7%          6%          5%          4%          3%          2%          0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate         0              1           2           3           4           5           6           7            8+
 Advisor Plus           8%             8%          8%          7%          6%          5%          4%          3%           0%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate         0              1           2+
 Advisor Preferred      2%             1%          0%
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge
-----------------------------------------------------------------------------------------------------------------------------------
Contract:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                           $30**
 Advisor
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                           None
 Advisor Plus
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                           None
 Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                               0.50 % of the amount transferred***
-----------------------------------------------------------------------------------------------------------------------------------



  *Each Contract Year, you may withdraw up to the PREFERRED WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

  ** Waived in certain cases. See "Expenses."

  *** Applies solely to the 13th and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. This charge will not exceed $25 per transfer.


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                              Mortality and Expense Risk                           Total Variable Account Annual
          Contract                      Charge             Administrative Charge              Expenses
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.25%                     0.00%                       1.25%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus             1.60%                     0.00%                       1.60%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.65%                     0.00%                       1.65%
Preferred
------------------------------------------------------------------------------------------------------------------





RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected the Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.30% of the Income Base in effect on a Contract Anniversary. See "RETIREMENT INCOME GUARANTEE RIDER" on page 26 for details.

*We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.


                                 10  PROSPECTUS

FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                  Minimum                     Maximum
-------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses/(1)
/(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services (12b-1)
fees, and other                     0.79%                      1.50%
expenses)
-------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2005.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Retirement Income Guarantee Rider prior to January 1, 2004.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

                                                       Allstate Advisor                 Allstate Advisor Plus
                                              1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio       $93     $1,473   $2,033   $3,719    $1,029  $1,662   $2,236   $3,792
Expenses                                      8
----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio       $866    $1,256   $1,673   $3,016    $956    $1,446   $1,879   $3,104
Expenses
----------------------------------------------------------------------------------------------------------------------
                                                  Allstate Advisor Preferred
                                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio       $439    $1,082   $1,835   $3,839
Expenses
----------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio       $367    $866     $1,480   $3,154
Expenses
----------------------------------------------------------------------------------







                                 11  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                 Allstate Advisor                 Allstate Advisor Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum           $1,0
Annual Portfolio         $343     48     $1,778    $3,719    $349   $1,067   $1,811    $3,792
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $271    $831    $1,418    $3,016    $276    $851    $1,454    $3,104
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $354   $1,082   $1,835    $3,839
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $282    $866    $1,480    $3,154
Annual Portfolio
Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE RETIREMENT INCOME GUARANTEE RIDER PRIOR TO JANUARY 1, 2004. IF THAT FEATURE WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 12  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except with respect to certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before payout. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary


                                 13  PROSPECTUS

Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non- living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make purchase payments of at least $500 or more ($50 for automatic payments) at any time prior to the Payout Start Date. The most we accept without our prior approval is $1,000,000. We reserve the right to limit the availability of the investment alternatives for additional investments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase


                                 14  PROSPECTUS
payments into the 7-to-12 Month Dollar Cost Averaging Option (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
 (PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE
  ADVISOR PLUS CONTRACTS

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See"Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

 We determine withdrawal charges, Retirement Income Guarantee Rider fees (if applicable), transfer fees, and contract maintenance charges (if applicable), separately for each Contract. They do not affect the Accumulation


                                 15  PROSPECTUS

Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND FOR A DESCRIPTION OF HOW THE ASSETS OF EACH SUCH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE FUND PROSPECTUSES, PLEASE CONTACT US AT 1-800-390-1277.


FUND:                           EACH FUND SEEKS:
Putnam VT American Government   High current income with preservation of
 Income Fund - Class IB          capital as its secondary objective.
-------------------------------------------------------------------------------
Putnam VT Capital Appreciation  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Capital               Long-term growth of capital.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Discovery Growth      Long-term growth of capital.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Diversified Income    As high a level of current income as Putnam
 Fund - Class IB                 Management believes is consistent with
                                 preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Equity Income Fund -  Current income. Capital growth is a secondary
 Class IB                        objective when consistent with seeking current
                                 income.
-------------------------------------------------------------------------------
Putnam VT The George Putnam     To provide a balanced investment composed of a
 Fund of Boston - Class IB       well diversified portfolio of value stocks and
                                 bonds, which produce both capital growth and
                                 current income.
-------------------------------------------------------------------------------
Putnam VT Global Asset          A high level of long-term total return
 Allocation Fund - Class IB      consistent with preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Global Equity Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income     Capital growth and current income.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund -     High current income. Capital growth is a
 Class IB                        secondary goal when consistent with achieving
                                 high current income.
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class   High current income consistent with what Putnam
 IB                              Management believes to be prudent risk.
-------------------------------------------------------------------------------
Putnam VT International Equity  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Growth  Capital growth. Current income is a secondary
 and Income Fund - Class IB      objective.
-------------------------------------------------------------------------------
Putnam VT International New     Long-term capital appreciation.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -      Long-term growth of capital and any increased
 Class IB                        income that results from this growth.
-------------------------------------------------------------------------------

                                 16 PROSPECTUS

Putnam VT Mid Cap Value Fund -  Capital appreciation, as a secondary objective,
 Class IB                        current income.
-------------------------------------------------------------------------------
Putnam VT Money Market Fund -   As high a rate of current income as Putnam
 Class IB                        Management believes is consistent with
                                 preservation of capital and maintenance of
                                 liquidity.
-------------------------------------------------------------------------------
Putnam VT New Opportunities     Long-term capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund -      Long-term capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging        Capital appreciation.
 Growth Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Research Fund -       Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and  Capital growth and current income.
 Income Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    Capital appreciation.
 IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class  Capital appreciation.
 IB
-------------------------------------------------------------------------------

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                                                         ADVISOR    ADVISOR
                                                                                ADVISOR   PLUS     PREFERRED
Standard Fixed Account Option                                                     Yes      Yes        No
7-to-12 Month Dollar Cost Averaging Option                                        Yes      No         No


We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. Allstate New York reserves the right to delete or add Fixed Account Options. In addition, Allstate New York may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
(PUTNAM ALLSTATE ADVISOR CONTRACTS Only)

The Dollar Cost Averaging Fixed Account Option is one of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 20. This option allows you to allocate purchase payments to the Fixed Account for up to 12 months (the "7-TO-12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described on page 17.

You must transfer all of your money out of the 7-to-12 Month Dollar Cost Averaging Option to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 7-to-12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the 12 month transfer period, we will transfer any remaining amounts in the 7-to-12 Month


                                 17  PROSPECTUS

Dollar Cost Averaging Option to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 7-to-12 Month Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to the 7-to-12 Month Dollar Cost Averaging Option. You may not use the Automatic Additions Program to make purchase payments into the 7-to-12 Month Dollar Cost Averaging Option.


STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into the 7-to-12 Month Dollar Cost Averaging Option. WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTION FOR INVESTMENTS MADE IN PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS ON OR AFTER OCTOBER 14, 2002. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred up to a maximum charge of $25 applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 7-to-12 Month Dollar Cost Averaging Option.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the


                                 18  PROSPECTUS
variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and


                                 19  PROSPECTUS

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see "Dollar Cost Averaging Fixed Account Option" on page 17.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Fund - Class IB and 60% to be in the Putnam VT Global Equity Fund - Class IB. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Fund - Class IB now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Fund - Class IB for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Fund - Class IB so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


                                 20  PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

.. 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, the mortality and expense risk charge also helps pay for the cost of the Credit Enhancement. If the charges under the Contract are not sufficient, then Allstate New York will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


RETIREMENT INCOME GUARANTEE RIDER FEE
We impose a separate fee for the Retirement Income Guarantee Rider. The fee equals, on an annual basis, 0.30% of the Income Base. See "Retirement Income Guarantee Rider" for details.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred up to a maximum charge of $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS

Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Preferred Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS


                                 21  PROSPECTUS

Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS. We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used); or

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23. The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, Retirement Income Guarantee Rider fees, income tax withholding, any applicable contract maintenance charge and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your


                                 22  PROSPECTUS

Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. an emergency exists as defined by the SEC, or

3. the SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

.. the Annuitant's 90/th/ birthday; or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently nine Income Plans are available. Income Plans provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The nine Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub--


                                 23  PROSPECTUS

Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 -- COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 -- COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -- LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -- JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -- LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 -- JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant or any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

.. The minimum payment period you may choose is 5 years.

.. If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

.. If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see VALUATION DATE ) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable


                                 24  PROSPECTUS
interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an Annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow


                                 25  PROSPECTUS
withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE RIDER
Effective January 1, 2004, the Retirement Income Guarantee Rider is no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to Janaury 1, 2004. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be canceled.

ELIGIBILITY. To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. The oldest Annuitant must be age 90 or younger;

.. You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER FEE. The current annual charge for the Retirement Income Guarantee Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-account(s) on a pro-rata basis.

For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER: The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not provide a Contract Value or guarantee performance of any investment alternative. It is not available as a Contract Value, Settlement Value, or Death Benefit, nor is it used in the calculation of such values.

We determine the Income Base as follows:

INCOME BASE. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

.. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.


                                 26  PROSPECTUS

.. For withdrawals, the Income Base is equal to the most recently calculated
  Income Base reduced by a withdrawal adjustment.

.. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

For purposes of computing the Income Base, the withdrawal adjustment is equal to
(1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner(s) or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less an adjustment for withdrawals (see "withdrawal adjustment" above), or

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" on page 28).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies


                                 27  PROSPECTUS
only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the purchase payment value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3), where:

1)  = the withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 13. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described on page 23. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner;

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

  (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the


                                 28  PROSPECTUS

Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Fund - Class IB. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the        Variable
  Sub-Accounts;

  ii. transfer all or a portion of the excess into the    Standard Fixed
  Account, if available, and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

.. the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

.. the Contract Value on the date we determine the death benefit; or

.. the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

  .  "Issue Date" is replaced by the date the Contract is continued,

  . "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives:
Transfers" section on page 18, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 18, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.


                                 29  PROSPECTUS

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB.The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

We reserve the right to offer additional options upon Death of Annuitant.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our Home Office address is 100 Motor Parkway, Hauppauge, NY 11788-5107. Our customer service center is located in Lincoln, Nebraska (mailing address: P.O. Box 82656, Lincoln, NE 68501-2656).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.


                                 30  PROSPECTUS

On March 8, 2006, Allstate New York announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business.
 The Agreement also provides that Allstate New York and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual fund portfolios. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a


                                 31  PROSPECTUS
separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


LEGAL PROCEEDINGS
Allstate New York is currently undergoing a periodic market conduct examination by the New York State Department of Insurance. The Department is focusing, as they have with other insurers, on Allstate New York's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that Allstate New York failed to meet the requirements of applicable regulations. In relation to this examination Allstate New York accrued $15 million of additional benefits in 2005. The ultimate outcome of this examination is currently under discussion with the New York State Department of Insurance.

In the event of an unfavorable outcome in the above matter, the ultimate liability may be in excess of amounts currently reserved and may be material to Allstate New York's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of the matter described above as it is


                                 32  PROSPECTUS
resolved is not likely to have a material adverse effect on the financial position of Allstate New York.

There are no pending legal proceedings to which the Separate Account is a party. Allstate New York is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate New York.


                                 33  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                 34  PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death


                                 35  PROSPECTUS
  rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


                                 36  PROSPECTUS

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death


                                 37  PROSPECTUS
benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically


                                 38  PROSPECTUS
withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


                                 39  PROSPECTUS

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 40  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
     Agreements with the Prudential Insurance Company of America
--------------------------------------------------------------------------------
     Purchase of Contracts
--------------------------------------------------------------------------------
     Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
     Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
     Incontestability
--------------------------------------------------------------------------------
     Settlements
--------------------------------------------------------------------------------
     Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 41  PROSPECTUS

APPENDIX A
PUTNAM ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------



       Feature
                               Advisor               Advisor Plus          Advisor Preferred
------------------------------------------------------------------------------------------------
Maximum Age of
 Contract Owner and
 Annuitant on the                 90                      85                       90
 Issue Date
------------------------------------------------------------------------------------------------
Minimum Initial         $ 10,000   ($500
 Purchase Payment       for Qualified                  $10,000                  $10,000
                        Contracts)
------------------------------------------------------------------------------------------------
Fixed Account Options   -Standard Fixed         -Standard Fixed
                        Account Option with      Account Option with
                        1,5,7-year Guarantee     1,5,7-year Guarantee
                        Periods                  Periods
                        -7-to-12 Month Dollar                                     N/A
                        Cost Averaging Option
------------------------------------------------------------------------------------------------
Credit Enhancement               None           4% applied to all                 None
                                                purchase payments
------------------------------------------------------------------------------------------------
Contract Maintenance    $30
 Charge                 per year, full amount
                        on surrender (waived             None                     None
                        in certain cases)
------------------------------------------------------------------------------------------------
Mortality and Expense
 Risk Charge (without           1.25%                   1.60%                    1.65%
 optional benefit)
------------------------------------------------------------------------------------------------
Preferred Withdrawal    Greater of earnings
 Amount                 not previously                    15                      15
 (each Contract Year)   withdrawn, or 15% of    % of purchase payments   % of purchase payments
                        purchase payments
------------------------------------------------------------------------------------------------


                          Year       %      Year       %      Year        %
----------------------------------------------------------------------
Withdrawal Charge           0        7        0        8        0        2
 (measured from number      1        7        1        8        1        1
 of complete years          2        6        2        8       2+        0
 since we received the      3        5        3        7
 purchase payment as a      4        4        4        6
 percentage of purchase     5        3        5        5
 payments withdrawn in      6        2        6        4
 excess of the             7+        0        7        3
 Preferred Withdrawal                        8+        0
 Amount)
-------------------------------------------------------------------------------





                                 42  PROSPECTUS

APPENDIX B- ACCUMULATION UNIT VALUES
PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years
 Beginning January 1
 * and Ending December
 31,                       1999        2000        2001        2002         2003

---------------------------------------------------------------------------------
SUB-ACCOUNTS
---------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $   11.115  $   11.695   $   12.573
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $   11.115  $   11.695  $   12.573   $   12.609
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      43,020     406,375     845,334      701,767
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    9.131  $    7.763   $    5.952
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    9.131  $    7.763  $    5.952   $    7.335
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A       9.747      74,854     106,336      116,023
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.932
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A        3,050
 Period
---------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    7.312  $    4.998   $    3.475
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.312  $    4.998  $    3.475   $    4.530
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      12,302     103,648     320,714      289,322
 Period
---------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.863  $    9.866  $    9.727  $    9.942   $   10.397
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.866  $    9.727  $    9.942  $   10.397   $   12.326
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     308,305     682,479     807,895      801,337
 Period
---------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.049
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       31,952
 Period
---------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.313  $    9.299  $   10.067  $    9.986   $    8.998
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.299  $   10.067  $    9.986  $    8.998   $   10.400
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     302,290     728,546   1,029,617    1,092,943
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.469  $   10.696  $   10.051  $    9.079   $    7.843
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.696  $   10.051  $    9.079  $    7.843   $    9.441
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      78,479     195,894     164,802      184,467
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.887  $   15.665  $   10.868  $    7.537   $    5.776
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.665  $   10.868  $    7.537  $    5.776   $    7.371
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     535,914     919,996     832,662      739,953
 Period
---------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.168  $    9.172  $    9.776  $    9.036   $    7.228
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.172  $    9.776  $    9.036  $    7.228   $    9.093
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   2,024,668   4,112,871   4,508,828    4,324,238
 Period
---------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    7.434  $    4.985   $    3.471
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.434  $    4.985  $    3.471   $    4.217
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A     475,734     694,304     582,110      569,378
 Period
---------------------------------------------------------------------------------

                                 43 PROSPECTUS

PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.953  $   10.597  $   14.545  $   11.525   $    9.066
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.597  $   14.545  $   11.525  $    9.066   $   10.599
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     337,301     643,654     627,879      569,163
 Period
---------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.896  $    9.934  $    8.976  $    9.186   $    9.006
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.934  $    8.976  $    9.186  $    9.006       11.253
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     126,432     371,529     422,855      458,048
 Period
---------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.861  $    9.714  $   10.341  $   10.956   $   11.672
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.714  $   10.341  $   10.956  $   11.672   $   12.036
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     225,137     972,105   1,423,056    1,367,127
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.249  $   14.427  $   12.885  $   10.100   $    8.212
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.427  $   12.885  $   10.100  $    8.212   $   10.422
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     606,589     997,025   1,034,468      938,151
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.839  $   10.968  $   10.976  $    8.582   $    7.308
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.968  $   10.976  $    8.582  $    7.308   $    9.948
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     151,770     252,287     249,047      227,318
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $15.988  $   18.134  $   10.984  $    7.736   $    6.598
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $18.134  $   10.984  $    7.736  $    6.598   $    8.679
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     269,089     314,680     275,443      239,795
 Period
---------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $11.364  $   12.168  $    9.777  $    7.262   $    5.459
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $12.168  $    9.777  $    7.262  $    5.459   $    6.854
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,433,122   2,411,695   2,343,821     2,165460
 Period
---------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.801
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       20,213
 Period
---------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.208  $   10.231  $   10.693  $   10.956   $   10.948
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.231  $   10.693  $   10.956  $   10.948   $   10.866
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     242,264     949,740     867,456      592,122
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $14.041  $   15.692  $   11.436  $    7.889   $    5.413
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.692  $   11.436  $    7.889  $    5.413   $    7.079
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,214,382   1,776,151   1,646,724    1,506,773
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 8.705  $    8.795  $   10.629  $   10.844   $    9.037
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 8.795  $   10.629  $   10.844  $    9.037   $   11.823
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      83,776     410,557     569,689      545,912
 Period
---------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $18.177  $   19.838  $    9.581  $    5.137   $    3.438
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $19.838  $    9.581  $    5.137  $    3.438   $    4.608
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     354,875     587,865     543,303   $  494,356
 Period
---------------------------------------------------------------------------------
PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.894  $   11.598  $   11.226  $    8.997   $    6.912
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $11.598  $   11.226  $    8.997  $    6.912   $    8.554
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     338,253     734,229     819,298      750,331
 Period
---------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.813  $   10.302  $   12.660  $   14.768   $   11.919
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.302  $   12.660  $   14.768  $   11.919   $   17.616
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     115,092     339,513     451,689      447,713
 Period
---------------------------------------------------------------------------------

                                 44 PROSPECTUS

PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.047  $    9.987  $   11.590  $    8.890   $    6.664
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.987  $   11.590  $    8.890  $    6.664   $    8.214
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     208,794     480,928     445,516      410,312
 Period
---------------------------------------------------------------------------------
PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.501  $   14.088  $   13.344  $    8.762   $    6.004
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.088  $   13.344  $    8.762  $    6.004   $    7.896
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     468,945     825,771     772,317      740,253
 Period
---------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.868  $   14.326  $   11.808  $    9.047   $    6.563
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.326  $   11.808  $    9.047  $    6.563   $    8.096
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,766,338   2,686,901   2,589,678    2,445,696
 Period
---------------------------------------------------------------------------------





                                 43  PROSPECTUS

                                 44  PROSPECTUS

 For the Years Beginning January 1
 * and Ending December 31,                                   2004         2005

-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   12.609   $   12.782
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   12.782   $   12.794
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               567,700      515,139
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    7.335   $    8.309
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    8.309   $    8.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               106,166      100,339
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   12.932   $   15.085
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   15.085   $   16.410
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 7,216       13,668
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    4.530   $    4.813
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    4.813   $    5.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               261,207      240,677
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   12.326   $   13.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   13.292   $   13.527
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               677,341      629,303
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   12.049   $   13.305
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   13.305   $   13.862
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                71,539       95,907
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   10.400   $   11.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   11.113   $   11.413
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             1,052,441      968,954
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    9.441   $   10.172
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   10.172   $   10.746
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               422,257      433,356
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    7.371   $    8.274
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    8.274   $    8.889
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               689,356      645,871
-------------------------------------------------------------------------------

                                 45 PROSPECTUS

PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    9.093   $    9.977
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    9.977   $   10.367
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             4,048,738    3,738,857
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    4.217   $    4.237
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    4.237   $    4.356
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               535,455      440,359
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   10.599   $   11.212
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   11.212   $   12.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               509,007      465,544
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   11.253   $   12.284
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   12.284   $   12.507
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               381,477      345,387
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   12.036   $   12.413
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   12.413   $   12.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             1,216,625    1,101,765
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   10.422   $   11.959
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   11.959   $   13.250
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               860,661      793,319
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    9.948   $   11.885
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   11.885   $   13.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               222,701      229,004
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    8.679   $    9.714
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    9.714   $   11.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               216,614      203,410
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    6.854   $    7.624
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    7.624   $    8.192
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             1,915,980    1,753,367
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   12.801   $   14.594
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   14.594   $   16.205
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                30,845       54,646
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   10.866   $   10.801
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   10.801   $   10.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               408,328      371,246
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    7.079   $    7.711
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    7.711   $    8.377
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             1,354,692    1,187,977
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   11.823   $   13.476
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   13.476   $   14.093
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               533,243      535,833
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    4.608   $    4.938
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    4.938   $    5.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period            $  461,717      401,510
-------------------------------------------------------------------------------

                                 46 PROSPECTUS

PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    8.554   $    9.086
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    9.086        9.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               691,264      617,939
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $   17.616   $   21.958
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $   21.958   $   23.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               438,952      386,826
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    8.214   $    9.864
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    9.864   $   10.576
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               393,510      405,458
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    7.896   $    9.248
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    9.248   $   10.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period               701,303      642,320
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period          $    8.096   $    8.397
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                $    8.397   $    8.764
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period             2,236,659    1,936,261
-------------------------------------------------------------------------------


* THE PUTNAM ALLSTATE ADVISOR CONTRACTS WERE FIRST OFFERED ON DECEMBER 10, 1999. The Variable Sub-Accounts were first offered under the Contracts as of December 10, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.




                                 47  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning
 January 1* and Ending
 December 31,                    2001      2002      2003      2004       2005
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 11.420  $ 12.234  $ 12.225   $ 12.350
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.420  $ 12.234  $ 12.225  $ 12.350   $ 12.317
 End of Period
-------------------------------------------------------------------------------
 Number of Units                7,360    21,802    25,598    15,621     13,362
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  7.728  $  5.905  $  7.251   $  8.184
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.728  $  5.905  $  7.251  $  8.184   $  8.688
 End of Period
-------------------------------------------------------------------------------
 Number of Units                1,555    11,235    14,651    18,364     21,658
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.902   $ 14.996
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.902  $ 14.996   $ 16.256
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A         1     3,303      5,528
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  4.976  $  3.448  $  4.478   $  4.740
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.976  $  3.448  $  4.478  $  4.740   $  5.003
 End of Period
-------------------------------------------------------------------------------
 Number of Units                5,305    11,567    17,395    18,157     19,032
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.949  $ 10.367  $ 12.247   $ 13.160
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.949  $ 10.367  $ 12.247  $ 13.160   $ 13.345
 End of Period
-------------------------------------------------------------------------------
 Number of Units               20,588    30,146    33,434    34,866     33,891
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.020   $ 13.226
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.020  $ 13.226   $ 13.732
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A     3,207     6,984      9,577
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 11.371  $ 10.210  $ 11.759   $ 12.521
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.371  $ 10.210  $ 11.759  $ 12.521   $ 12.814
 End of Period
-------------------------------------------------------------------------------
 Number of Units               73,953    96,476   110,808   111,285    104,561
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.728  $  7.513  $  9.011   $  9.675
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.728  $  7.513  $  9.011  $  9.675   $ 10.184
 End of Period
-------------------------------------------------------------------------------
 Number of Units                5,474    11,632    17,787    21,539     38,420
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  4.904  $  3.745  $  4.762   $  5.327
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.904  $  3.745  $  4.762  $  5.327   $  5.703
 End of Period
-------------------------------------------------------------------------------
 Number of Units               34,074    62,415    58,856    64,252     63,752
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 10.874  $  8.668  $ 10.865   $ 11.879
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.874  $  8.668  $ 10.865  $ 11.879   $ 12.301
 End of Period
-------------------------------------------------------------------------------
 Number of Units              127,229   250,489   298,612   321,823    300,753
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  5.013  $  3.478  $  4.212   $  4.217
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  5.013  $  3.478  $  4.212  $  4.217   $  4.320
 End of Period
-------------------------------------------------------------------------------
 Number of Units                2,354     4,228    15,076    20,886     17.794
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 48 PROSPECTUS

PUTNAM VT HEALTH SCIENCES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.494  $  7.442  $  8.669   $  9.138
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.494  $  7.442  $  8.669  $  9.138   $ 10.179
 End of Period
-------------------------------------------------------------------------------
 Number of Units               19,105    23,817    59,314    72,553     69,665
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.121  $  8.910  $ 11.905   $ 12.068
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.121  $  8.910  $ 11.905  $ 12.068   $ 12.243
 End of Period
-------------------------------------------------------------------------------
 Number of Units               39,495    42,690    47,256    49,051     48,355
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 11.118  $ 11.803  $ 12.128   $ 12.463
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.118  $ 11.803  $ 12.128  $ 12.463   $ 12.554
 End of Period
-------------------------------------------------------------------------------
 Number of Units               44,407   104.990   108,392    76,112     66,418
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  6.863  $  5.560  $  7.031   $  8.040
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.863  $  5.560  $  7.031  $  8.040   $  8.876
 End of Period
-------------------------------------------------------------------------------
 Number of Units               22,629   59.,243    67,200    63,815     53,158
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.135  $  6.903  $  9.363   $ 11.146
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.135  $  6.903  $  9.363  $ 11.146   $ 12.515
 End of Period
-------------------------------------------------------------------------------
 Number of Units                6,997     7,913    17,798    21,937     24,329
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  3.968  $  3.372  $  4.420   $  4.930
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  3.968  $  3.372  $  4.420  $  4.930   $  5.742
 End of Period
-------------------------------------------------------------------------------
 Number of Units                3,089     4,233     7,763    10,298      9.477
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  6.360  $  4.764  $  5.960   $  6.606
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.360  $  4.764  $  5.960  $  6.606   $  7.073
 End of Period
-------------------------------------------------------------------------------
 Number of Units              110,887   170,384   179,822   185,538    168,524
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.771   $ 14.507
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.771  $ 14.507   $ 16.052
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A     3,684    10,280     13,454
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 10.580  $ 10.535  $ 10.418   $ 10.319
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.580  $ 10.535  $ 10.418  $ 10.319   $ 10.412
 End of Period
-------------------------------------------------------------------------------
 Number of Units               31,880    28,581    27,785    26,880     34,089
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  4.676  $  3.197  $  4.166   $  4.522
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.676  $  3.197  $  4.166  $  4.522   $  4.895
 End of Period
-------------------------------------------------------------------------------
 Number of Units              182,839   219,480   239,999   245,907    221,849
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 13.590  $ 11.286  $ 14.712   $ 16.710
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 13.590  $ 11.286  $ 14,712  $ 16.710   $ 17.412
 End of Period
-------------------------------------------------------------------------------
 Number of Units               17,126    21,747    25,989    30,514     34,619
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING
GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  2.189  $  1.460  $  1.950   $  2.082
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  2.189  $  1.460  $  1.950  $  2.082   $  2.210
 End of Period
-------------------------------------------------------------------------------
 Number of Units                4,929     2,903    11,772    12,170      3,958
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  8.244  $  6.310  $  7.782   $  8.237
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.244  $  6.310  $  7.782  $  8.237   $  8.511
 End of Period
-------------------------------------------------------------------------------
 Number of Units               17,010    50,780    54,286    43,752     35,739
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 13.942  $ 11.212  $ 16.511   $ 20.506
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 13.942  $ 11.212  $ 16,511  $ 20.506   $ 21.598
 End of Period
-------------------------------------------------------------------------------
 Number of Units                7,718    10,397    14,419    27,536     28,812
 Outstanding, End of Period
-------------------------------------------------------------------------------

                                 49 PROSPECTUS

PUTNAM VT UTILITIES GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  9.095  $  6.794  $  8.345   $  9.985
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.095  $  6.794  $  8.345  $  9.985   $ 10.668
 End of Period
-------------------------------------------------------------------------------
 Number of Units                2,329    11,098    15,181    18,232     22,000
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  5.560  $  3.796  $  4.975   $  5.806
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  5.560  $  3.796  $  4.975  $  5.806   $  6.408
 End of Period
-------------------------------------------------------------------------------
 Number of Units               27,049    25,322    37,201    52,974     42,797
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $  6.123  $  4.426  $  5.440   $  5.623
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.123  $  4.426  $  5.440  $  5.623   $  5.848
 End of Period
-------------------------------------------------------------------------------
 Number of Units              110,162   152,956   213,213   236,134    214,271
 Outstanding, End of Period
-------------------------------------------------------------------------------


* THE PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS WERE FIRST OFFERED ON SEPTEMBER 4, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on September 4, 2001, except for the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.




                                 50  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:   ACCUMULATION UNIT VALUE AND
NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning
 January 1* and Ending
 December 31,                      2001      2002      2003     2004      2005
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 11.266  $ 12.062  $12.479   $12.164
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.266  $ 12.062  $ 12.479  $12.164   $12.126
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    10,887    55,510   41,495    34,019
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  7.723  $  5.898  $ 7.239   $ 8.167
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.723  $  5.898  $  7.239  $ 8.167   $ 8.665
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     3,802     3,995    4,139     4,062
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,           N/A       N/A  $ 10.000  $12.898   $14.983
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End       N/A       N/A  $ 12.898  $14.983   $16.234
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       N/A       N/A   100,082        0         0
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  4.972  $  3.444  $ 4.471   $ 4.730
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.972  $  3.444  $  4.471  $ 4.730   $ 4.989
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     1,725    50,408   50,843    50,843
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 10.100  $ 10.520  $12.421   $13.340
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.100  $ 10.520  $ 12.421  $13.340   $13.521
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     1,358    21,842    9,650    15,409
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,           N/A       N/A  $ 10.000  $12.016   $13.215
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End       N/A       N/A  $ 12.016  $13.215   $13.713
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       N/A       N/A         0        0         0
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 10.752  $  9.650  $11.108   $11.822
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.752  $  9.650  $ 11.108  $11.822   $12.092
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    29,429    49,567   46,055    23,952
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  8.735  $  7.515  $ 9.009   $ 9.668
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 8.735  $  7.515  $  9.009  $ 9.668   $10.172
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    13,496    40,252   46,941    46,855
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  5.158  $  3.937  $ 5.004   $ 5.595
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 5.158  $  3.937  $  5.004  $ 5.595   $ 5.986
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   290,921     1,139    4,245     4,245
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  9.983  $  7.954  $ 9.965   $10.890
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.983  $  7.954  $  9.965  $10.890   $11.271
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       681    77,386    96,386   64,339    48,617
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  4.918  $  3.410  $ 4.128   $ 4.130
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.918  $  3.410  $  4.128  $ 4.130   $ 4.229
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0         0       162      169       169
 End of Period
-------------------------------------------------------------------------------

                                 51 PROSPECTUS

PUTNAM VT HEALTH SCIENCES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  9.643  $  7.554  $ 8.796   $ 9.267
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.643  $  7.554  $  8.796  $ 9.267   $10.318
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     2,640     6,646    6,856     7,169
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  9.331  $  9.111  $11.339   $12.327
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.331  $  9.111  $ 11.339  $12.327   $12.500
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       572    20,975   10,765    16,754
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 11.201  $ 11.885  $12.206   $12.536
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.201  $ 11.885  $ 12.206  $12.536   $12.621
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    10,981    76,197   67,262    22,355
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  7.154  $  5.792  $ 7.322   $ 8.368
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.154  $  5.792  $  7.322  $ 8.368   $ 9.234
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       192   372,355     6,098    5,825     5,825
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  7.778  $  6.596  $ 8.943   $10.641
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.778  $  6.596  $  8.943  $10.641   $11.941
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   154,404       876    2,003     1,945
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  4.650  $  3.950  $ 5.175   $ 5.769
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.650  $  3.950  $  5.175  $ 5.769   $ 6.716
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   290,747     1,826    2,141     2,732
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  6.181  $  4.627  $ 5.786   $ 6.410
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 6.181  $  4.627  $  5.786  $ 6.410   $ 6.860
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     1.548     3,730    3,780     7,650
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,           N/A       N/A  $ 10.000  $12.767   $14.495
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End       N/A       N/A  $ 12.767  $14.495   $16.030
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       N/A       N/A   120,596   18,075    18,075
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 10.503  $ 10.452  $10.332   $10.228
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.503  $ 10.452  $ 10.332  $10.228   $10.314
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   138,399   394,263   18,407    18,157
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  4.914  $  3.358  $ 4.374   $ 4.745
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.914  $  3.358  $  4.374  $ 4.745   $ 5.134
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     6,576     6,576    6,576     6,576
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 12.179  $ 10.109  $13.171   $14.952
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $12.179  $ 10.109  $ 13.171  $14.952   $15.573
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    21,799    18,243   15,015    15,096
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING
GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  3.270  $  2.180  $ 2.910   $ 3.106
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 3.270  $  2.180  $  2.910  $ 3.106   $ 3.295
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       813   804,707   35,969     6,215
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  7.647  $  5.851  $ 7.212   $ 7.629
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.647  $  5.851  $  7.212  $ 7.629   $ 7.879
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     3,745     3,862    2,568     2,513
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $ 13.411  $ 10.780  $15.866   $19.695
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $13.411  $ 10.780  $ 15.866  $19.695   $20.733
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       203     9,354    21,921   23,295    16,921
 End of Period
-------------------------------------------------------------------------------

                                 52 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  8.562  $  6.392  $ 7.848   $ 9.385
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 8.562  $  6.392  $  7.848  $ 9.385   $10.023
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       106         9    1,989     1,995
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  5.532  $  3.776  $ 4.945   $ 5.768
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 5.532  $  3.776  $  4.945  $ 5.768   $ 6.363
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       138   312,317   43,057    43,057
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.000  $  6.272  $  4.532  $ 5.567   $ 5.751
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 6.272  $  4.532  $  5.567  $ 5.751   $ 5.978
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       432    53,710    96,020   85,473    64,577
 End of Period
-------------------------------------------------------------------------------

* THE PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS WERE FIRST OFFERED ON NOVEMBER 1, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on November 1, 2001, except for the Putnam VT Capital Opportunities - Class IB Sub-Account,Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                                 53  PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                               Beginning Contract                      Contract Value After   Income Benefit Rider
 Date     Type of Occurrence         Value         Transaction Amount       Occurrence            Income Base
-------------------------------------------------------------------------------------------------------------------
1/1/04   Contract Anniversary       $55,000                   -              $55,000                $55,000

-------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal         $60,000             $15,000              $45,000                $41,250

-------------------------------------------------------------------------------------------------------------------





The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.


INCOME BENEFIT RIDER INCOME BASE
-------------------------------------------------------------------------------
Partial Withdrawal Amount                      (a)               $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to            (b)               $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Income Base Immediately Prior         (c)               $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                     [(a)/(b)]*(c)          $13,750
-------------------------------------------------------------------------------
Adjusted Income Base                                             $41,250
-------------------------------------------------------------------------------



         * Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 54  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                                                                   Death Benefit Amount
                                                           ---------------------------------------
                                                            Purchase Payment Value
                                                           ---------------------------------------
                      Beginning                Contract                                 Maximum
           Type of    Contract   Transaction  Value After   Advisor and               Anniversary
 Date    Occurrence     Value      Amount     Occurrence     Preferred      Plus         Value
--------------------------------------------------------------------------------------------------
1/1/05   Contract      $55,000        _         $55,000       $50,000      $52,000      $55,000
         Anniversary
--------------------------------------------------------------------------------------------------
7/1/05   Partial       $60,000     $15,000      $45,000       $37,500      $39,000      $41,250
         Withdrawal
--------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value and the Maximum Anniversary Value are reduced for partial withdrawals by the same proportion as the withdrawal reduced the Contract Value.



                                                                        Advisor and Preferred      Plus
-----------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)              $15,000           $15,000
-----------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)              $60,000           $60,000
-----------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)              $50,000           $52,000
Partial Withdrawal
-----------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $12,500           $13,000
-----------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $37,500           $39,000
-----------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)              $15,000           $15,000
-----------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)              $60,000           $60,000
-----------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)              $55,000           $55,000
Partial Withdrawal
-----------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $13,750           $13,750
-----------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $41,250           $41,250
-----------------------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 55  PROSPECTUS

Allstate Life Insurance Company of New York           Statement of Additional Information dated
                                                                         May 1, 2006
P.O. Box 82656 Lincoln, NE 68501-2656 1 (866) 718-9824

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Advisor
o        Allstate Advisor Plus
o        Allstate Advisor Preferred



This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2006, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
        Agreements with the Prudential Insurance Company of America
        Purchase of Contracts
        Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
        Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
        Incontestability
        Settlements
        Safekeeping of the Variable Account's Assets
        Tax Reserves
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional
Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable
Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL LIFE INSURANCE COMPANY OF AMERICA

On March 8, 2006,  Allstate Life  Insurance  Company of New York  ("Allstate New
York") announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate New York will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate
New York and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate
Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate
Distributors for the fiscal year ending December 31, 2004 was $ . Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2002 was $4,211,860.39. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

o Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

o    Fixed payments.  These types of payments are made directly to the firm in a fixed  sum  without  regard  to the value of  Contracts  sold.  We may make payments upon the initiation of a relationship  or subsequent  payments for systems,  operational  and other  support.  Examples of other  arrangements under  which  such  payments  may be made  currently  include,  but are not
     limited  to,  sponsorships,   conferences   (national,   regional  and  top
     producer), speaker fees, promotional items, and reimbursements to firms for marketing  activities or services paid by the firms and/or their individual representatives.  The amount of these  payments  varies widely because some payments may  encompass  only a single  event,  such as a  conference,  and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of
New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

A.G. Edwards and Sons, Inc.
American General Securities, Inc.
Associated Investment Services, Inc.
Bank Insurance & Securities
Bancnorth Investment Group, Inc.
Citicorp Investment Services
Comerica Securities
Compass Brokerage, Inc.
CUNA Brokerage Services. Inc.
Cuso Financial Services, Inc.
FSC Securities Corporation
First Merit Securities, Inc.
HSBC Brokerage, Inc.
Independent Financial Marketing Group, Inc.
LPL Financial Services
Merrill Lynch
National City Investments, Inc.
National Planning Corporation
PNC Investments LLC
Primevest Financial Services, Inc.
Putnam
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sentra Securities
Spelman & Co.
Stifel, Nicolaus & Company, Inc.
SunAmerica Securities, Inc.
Suntrust Securities, Inc.
UBS Financial Services, Inc.
Union Bank of California (UBOC)
US Bank
UVEST Financial Services Group, Inc.
Webster Investment Services, Inc.
Wescom Financial


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts
("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other
Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable
Sub-Account and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation
Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation
         Period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income
Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount
Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular
Variable Sub-Account is divided by the Annuity Unit Value for that Variable
Sub-Account on the Payout Start Date. This determines the number of Annuity
Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit
Values for the Variable Sub-Accounts upon which the income payments are based.
Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular
Portfolio in which the Variable Sub-Account invests. We calculate the Annuity
Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding
Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The
Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.



GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.
We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable
Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of
December 31, 2005 and 2004 and for each of the three years in the period ended
December 31, 2005, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche
LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New
York Separate Account A as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-----------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2005 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent
Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.


The Putnam Allstate Advisor Variable Annuity    Statement of Additional Information dated
                                                                     May 1, 2006
Allstate Life Insurance Company of New York
2940 S. 84th Street
Lincoln, NE 68506-4142 1 (800) 390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Putnam Allstate Advisor
o        Putnam Allstate Advisor Plus
o        Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2006, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments
The Contracts
        Agreements with the Prudential Insurance Company of America Purchase of Contracts
        Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
        Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
        Incontestability
        Settlements
        Safekeeping of the Variable Account's Assets
        Tax Reserves
Experts
Financial Statements


--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.





THE CONTRACTS
--------------------------------------------------------------------------------
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL LIFE INSURANCE COMPANY OF AMERICA

On March 8, 2006, Allstate Life Insurance Company of New York ("Allstate New York") announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate New York will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate New York and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, distributes the Contracts. Allstate Distributors is an affiliate of Allstate Life Insurance Company of New York ("Allstate New York"). Commission income of Allstate Distributors for the fiscal year ending December 31, 2005 was $. Commission income of Allstate Distributors for the fiscal year ending December 31, 2004 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2003 was $0. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------
INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.


EXPERTS
------------------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2005 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------
(IN THOUSANDS)                                                                        2005        2004       2003
                                                                                   ---------   ---------   ---------
REVENUES
Premiums (net of reinsurance ceded of $16,046, $16,133 and $8,021)                 $  68,538   $  76,550   $  68,011
Contract charges                                                                      66,280      59,834      53,018
Net investment income                                                                356,162     302,055     264,854
Realized capital gains and losses                                                     (5,192)     (9,297)     (8,518)
                                                                                   ---------   ---------   ---------
                                                                                     485,788     429,142     377,365
                                                                                   ---------   ---------   ---------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $8,510, $7,536 and $5,219)       183,227     182,150     167,221
Interest credited to contractholder funds                                            161,936     129,804     106,020
Amortization of deferred policy acquisition costs                                     41,663      25,971      29,969
Operating costs and expenses                                                          43,497      42,115      36,978
                                                                                   ---------   ---------   ---------
                                                                                     430,323     380,040     340,188
GAIN (LOSS) ON DISPOSITION OF OPERATIONS                                                   1       1,326      (4,458)
                                                                                   ---------   ---------   ---------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
  CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                           55,466      50,428      32,719
Income tax expense                                                                    20,945      17,925      12,029
                                                                                   ---------   ---------   ---------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX          34,521      32,503      20,690
Cumulative effect of change in accounting principle, after-tax                             -      (7,586)          -
                                                                                   ---------   ---------   ---------
NET INCOME                                                                            34,521      24,917      20,690
                                                                                   ---------   ---------   ---------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                    (26,287)     16,531     (30,931)
                                                                                   ---------   ---------   ---------
COMPREHENSIVE INCOME (LOSS)                                                        $   8,234   $  41,448   $ (10,241)
                                                                                   =========   =========   =========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                DECEMBER 31,
                                                                                        ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                       2005           2004
                                                                                        ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $5,535,396 and $5,012,977)    $  5,989,263   $  5,545,647
   Mortgage loans                                                                            633,789        480,280
   Short-term                                                                                 63,057        111,509
   Policy loans                                                                               36,698         34,948
   Other                                                                                       3,740          4,638
                                                                                        ------------   ------------
      Total investments                                                                    6,726,547      6,177,022

Cash                                                                                           3,818          8,624
Deferred policy acquisition costs                                                            318,551        238,173
Accrued investment income                                                                     62,452         55,821
Reinsurance recoverables                                                                      12,729          8,422
Current income taxes receivable                                                                    -            367
Other assets                                                                                  35,760         17,665
Separate Accounts                                                                            928,824        792,550
                                                                                        ------------   ------------
        TOTAL ASSETS                                                                    $  8,088,681   $  7,298,644
                                                                                        ============   ============

LIABILITIES
Reserve for life-contingent contract benefits                                           $  1,869,875   $  1,782,451
Contractholder funds                                                                       4,349,395      3,802,846
Deferred income taxes                                                                         73,399         90,760
Other liabilities and accrued expenses                                                       188,123        180,904
Payable to affiliates, net                                                                     5,249          8,831
Current income tax payable                                                                     5,412              -
Reinsurance payable to parent                                                                    971          1,067
Separate Accounts                                                                            928,824        792,550
                                                                                        ------------   ------------
        TOTAL LIABILITIES                                                                  7,421,248      6,659,409
                                                                                        ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized,
  issued and outstanding                                                                       2,500          2,500
Additional capital paid-in                                                                   140,000        120,000
Retained income                                                                              395,965        361,480
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   128,968        155,255
                                                                                        ------------   ------------
        Total accumulated other comprehensive income                                         128,968        155,255
                                                                                        ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                           667,433        639,235
                                                                                        ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                      $  8,088,681   $  7,298,644
                                                                                        ============   ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                      DECEMBER 31,
                                                           ---------------------------------
(IN THOUSANDS)                                                2005        2004        2003
                                                           ---------   ---------   ---------
COMMON STOCK                                               $   2,500   $   2,500   $   2,500
                                                           ---------   ---------   ---------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                   120,000      55,787      55,787
Capital contribution                                          20,000      64,213           -
                                                           ---------   ---------   ---------
Balance, end of year                                         140,000     120,000      55,787
                                                           ---------   ---------   ---------

RETAINED INCOME
Balance, beginning of year                                   361,480     336,563     315,873
Net income                                                    34,521      24,917      20,690
Dividends                                                        (36)          -           -
                                                           ---------   ---------   ---------
Balance, end of year                                         395,965     361,480     336,563
                                                           ---------   ---------   ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                   155,255     138,724     169,655
Change in unrealized net capital gains and losses            (26,287)     16,531     (30,931)
                                                           ---------   ---------   ---------
Balance, end of year                                         128,968     155,255     138,724
                                                           ---------   ---------   ---------

TOTAL SHAREHOLDER'S EQUITY                                 $ 667,433   $ 639,235   $ 533,574
                                                           =========   =========   =========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                   -----------------------------------------
(IN THOUSANDS)                                                                         2005           2004          2003
                                                                                   -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $    34,521    $    24,917    $    20,690
Adjustments to reconcile net income to net cash provided by operating activities
    Amortization and other non-cash items                                              (58,887)       (51,544)       (49,547)
    Realized capital gains and losses                                                    5,192          9,297          8,518
    (Gain) loss on disposition of operations                                                (1)        (1,326)         4,458
    Cumulative effect of change in accounting principle                                      -          7,586              -
    Interest credited to contractholder funds                                          161,936        129,804        106,020
    Changes in:
        Reserve for life-contingent contract benefits and contractholder funds          36,533         32,492         21,200
        Deferred policy acquisition costs                                              (26,542)       (66,532)       (28,937)
        Income taxes                                                                     2,591         12,091         (3,715)
        Other operating assets and liabilities                                         (15,285)        (7,442)       (11,917)
                                                                                   -----------    -----------    -----------
            Net cash provided by operating activities                                  140,058         89,343         66,770
                                                                                   -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                         481,745        485,522        251,569
Investment collections
    Fixed income securities                                                            160,281        184,317        210,569
    Mortgage loans                                                                      54,795         26,714         24,345
Investments purchases
    Fixed income securities                                                         (1,086,370)    (1,758,452)    (1,027,047)
    Mortgage loans                                                                    (205,389)      (119,953)       (87,889)
Change in short-term investments, net                                                   29,687        (29,248)         9,866
Change in other investments, net                                                         2,305          2,678            291
Change in policy loans                                                                  (1,750)          (841)          (349)
                                                                                   -----------    -----------    -----------
            Net cash used in investing activities                                     (564,696)    (1,209,263)      (618,645)
                                                                                   -----------    -----------    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                    20,000         64,213              -
Contractholder fund deposits                                                           878,614      1,385,364        728,788
Contractholder fund withdrawals                                                       (478,782)      (331,764)      (187,868)
                                                                                   -----------    -----------    -----------
            Net cash provided by financing activities                                  419,832      1,117,813        540,920
                                                                                   -----------    -----------    -----------

NET DECREASE IN CASH                                                                    (4,806)        (2,107)       (10,955)
CASH AT BEGINNING OF YEAR                                                                8,624         10,731         21,686
                                                                                   -----------    -----------    -----------
CASH AT END OF YEAR                                                                $     3,818    $     8,624    $    10,731
                                                                                   ===========    ===========    ===========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2005 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest-sensitive and traditional life insurance, variable life insurance and supplemental accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in the state of New York. The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, banks, broker-dealers, and specialized structured settlement brokers. The Company sells products through independent agencies affiliated with master brokerage agencies. Independent workplace enrolling agencies and Allstate exclusive agencies also sell the Company's supplemental accident and health insurance products to employees of small and medium size firms. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales. Approximately 56% of 2005 sales of structured settlement annuities were sold through four specialized structured settlement brokers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances, if any. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with securities lending activities. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral.

     Policy loans are carried at the unpaid principle balances. Other investments consist primarily of derivative financial instruments.

     Investment income consists primarily of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include foreign currency swaps, interest rate caps, interest rate futures, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative (see Note 4). Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. Interest rate cap agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap, applied to a notional amount. Interest rate futures are defined as commitments to buy or sell designated financial instruments based on specified prices or yields. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain variable life and annuity contracts.

     All derivatives are accounted for on a fair value basis and reported as other investments, reinsurance recoverables, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses. When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.

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     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income as unrealized net capital gains and losses. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset, which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives consist of interest rate caps, financial futures contracts, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: realized capital gains and losses or contract benefits. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.

SECURITIES LOANED

     Securities lending transactions are used primarily to generate net investment income. The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of fixed income securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Pursuant to the adoption of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, related to sales inducements offered on sales to new customers, principally on fixed and variable annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, fixed and variable annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") earned over the estimated lives of the contracts. The amortization periods range from 15-30 years; however, estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consist of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, withdrawal and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004 and 2003. Whenever actual separate accounts fund performance based on the two most recent years varies from the expectation, the Company projects performance levels over the next five years such that the mean return over a seven-year period equals the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

     The Company has reinsurance treaties through which it cedes primarily re-investment related risk on its structured settlement annuities, guaranteed minimum accumulation benefits ("GMABs"), guaranteed minimum withdrawal benefits ("GMWBs") and certain guaranteed minimum death benefits ("GMDBs") to ALIC. The terms of the treaties related to the structured settlement annuities, GMABs and GMWBs meet the accounting definition of a derivative under Statement of Financial Accounting Standards ("SFAS") No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, these items are recorded in the Statement of Financial Position at fair value. For the treaty pertaining to the re-investment related risk on structured settlement annuities, changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses (see Note 4). For the treaty pertaining to the GMABs and GMWBs, changes in the fair value of the treaty are recognized in contract benefits.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and supplemental accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 8). Contractholder funds also include reserves for secondary guarantees on variable annuities.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $882.2 million and $758.4 million of equity, fixed income and balanced mutual funds and $44.0 million and $32.3 million of money market mutual funds at December 31, 2005 and 2004, respectively.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position (see Note 8).

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans and purchase private placement securities have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
  NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $7.6 million, after-tax ($11.7 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $942 thousand, pre-tax, and a reduction in DAC and DSI of $10.7 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2005 and 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (See
Note 10).

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
  AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 may have a material impact on the Company's Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. The Company is currently assessing the impact of SOP 05-1 on the results of operations and financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND
  ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006 the FASB issued SFAS No. 155, which resolves issues addressed in Statement 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets." SFAS No. 155, among other things, permits the fair value remeasurement of any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133; and establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation. SFAS No. 155 is effective for all financial instruments acquired or issued in a fiscal year beginning after September 15, 2006. The Company is currently assessing the impact of SFAS No. 155 on its results of operations and financial position.

3.  DISPOSITIONS

     In 2003, the Company announced its intention to exit the direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $4.5 million ($2.9 million, after-tax). In 2004, the Company disposed of substantially all of the direct response distribution business pursuant to reinsurance transactions with a subsidiary of Citigroup and Scottish Re (U.S.) Inc. In connection with the disposal activities, the Company recorded a gain on disposition of $1 thousand ($1 thousand after-tax) and $1.3 million ($862 thousand after-tax) in 2005 and 2004, respectively (see Notes 9 and 10).

SUBSEQUENT EVENT

     On March 8, 2006, the Company, its parent, ALIC, and the Corporation, entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. Total consideration is expected to be approximately $581 million, subject to adjustment for changes in equity markets and interest rates between the effective date of the Agreement and the closing of the transaction. ALIC has entered into an economic hedge that it believes will substantially reduce its economic exposure to the variability of this arrangement from the period between the effective date of the Agreement and closing. As a result of the modified coinsurance reinsurance, the separate account assets and liabilities will remain on the Company's statements of financial position, but the related results of operations will be fully reinsured to Prudential. The sale is expected to result in the recognition of a small gain, which will be amortized into earnings over the life of the Agreement. A level of cash or cash equivalents in an amount equal to the fixed (general) account liabilities of approximately $410 million, net of the consideration, will be needed to settle our obligation to Prudential at closing under the coinsurance portion of the Agreement. An evaluation will occur in the first quarter of 2006 regarding available sources of funds for settlements, which may include such items as cash flows from operations, sales of existing investments or borrowings.

     Under the Agreement, the Company, ALIC and the Corporation will each indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and ALIC and liabilities specifically excluded from the transaction) that the Company and ALIC have agreed to retain. In addition, the Company, ALIC and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company, ALIC and their agents, including in connection with the Company's and ALIC's provision of transition services.

     The terms of the Agreement will give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company and ALIC will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. The Company and ALIC have also agreed to continue to issue variable annuity contracts in the financial institutions channel for a period of at least thirty-three months and cede them to Prudential. The Agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

     In 2005, the Company's variable annuity business generated approximately $17 million in contract charges on separate account balances of $927 million and general account balances of $501 million as of December 31, 2005. Separate account balances totaling approximately
$1 million related to the variable life business continue to be retained by the Company.

4.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on its behalf. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $53.8 million, $44.8 million and $37.2 million in 2005, 2004 and 2003, respectively. A portion of these expenses relate to the acquisition of business and is deferred and amortized over the contract periods.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $16.0 million, $19.4 million and $19.2 million of structured settlement annuities, a type of immediate annuity, in 2005, 2004 and 2003, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $2.0 million, $5.4 million and $3.9 million relate to structured settlement annuities with life contingencies and are included in premium income in 2005, 2004 and 2003, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC") both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC's obligation to make future payments.

     Reserves recorded by the Company for annuities issued to ASC and AAC, including annuities to fund structured settlement annuities in matters involving AIC were $1.78 billion and $1.69 billion at December 31, 2005 and 2004, respectively.

BROKER/DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $7.1 million, $5.6 million and $4.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense of $1.3 million, $1.4 million and $455 thousand for the years ended December 31, 2005, 2004 and 2003, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with unaffiliated reinsurers and ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (see Note 9).

     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $2.9 million, $2.7 million and $2.6 million for the years ended December 31, 2005, 2004 and 2003, respectively. At December 31, 2005 and 2004, the carrying value of the structured settlement reinsurance treaty was $(1.5) million and $(995) thousand, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses on the Statements of Operations and Comprehensive income as the treaty is recorded as a derivative instrument pursuant to the requirements of SFAS No. 133.

     Beginning in 2004, the Company has a reinsurance treaty through which it cedes variable annuity GMABs to ALIC. At December 31, 2005 and 2004, the carrying value of the GMAB treaty, which is recorded as a component of reinsurance recoverables, was $(553) thousand and $(141) thousand, respectively. Additionally, beginning in 2005, the treaty was updated to included variable annuity GMWBs and certain GMDBs. At December 31, 2005, the carrying values related to GMWBs and GMDBs, which are also reflected as a component of reinsurance recoverables, were $2 thousand and $104 thousand, respectively.

CAPITAL CONTRIBUTION

     The Company received cash capital contributions from ALIC of $20.0 million and $64.2 million in 2005 and 2004, respectively, which were recorded as additional capital paid-in on the Statements of Financial Position.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the inter-company loan agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

5.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment modifications, which reflect refinancings of fixed income securities, totaled $4.5 million and $1.7 million for 2005 and 2004, respectively. There were no non-cash investment modifications in 2003.

     Liabilities for collateral received in conjunction with securities lending activities were $149.5 million, $133.4 million and $134.5 million at December 31, 2005, 2004 and 2003, respectively, and are reported as a component of other liabilities and accrued expenses in Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the related changes in investments which for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2005             2004             2003
                                                                --------------   --------------   --------------
Net change in fixed income securities                           $      (36,652)  $       59,856   $      (46,447)
Net change in short-term investments                                    20,555          (58,735)          71,908
                                                                --------------   --------------   --------------
  Operating cash flow (used) provided                           $      (16,097)  $        1,121   $       25,461
                                                                ==============   ==============   ==============

Liabilities for collateral, beginning of year                   $     (133,368)  $     (134,489)  $     (159,950)
Liabilities for collateral, end of year                               (149,465)        (133,368)        (134,489)
                                                                --------------   --------------   --------------
  Operating cash flow provided (used)                           $       16,097   $       (1,121)  $      (25,461)
                                                                ==============   ==============   ==============

6.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

(IN THOUSANDS)                                                           GROSS UNREALIZED
                                                  AMORTIZED     ---------------------------------         FAIR
                                                    COST             GAINS             LOSSES             VALUE
                                               --------------   ----------------   --------------    ---------------
AT DECEMBER 31, 2005
U.S. government and agencies                   $      510,362   $       213,421    $            -    $       723,783
Municipal                                             308,219            20,193              (776)           327,636
Corporate                                           3,286,652           182,630           (28,020)         3,441,262
Foreign government                                    236,078            70,433              (176)           306,335
Mortgage-backed securities                            569,712             4,050           (10,712)           563,050
Commercial mortgage-backed securities                 490,985             3,999            (3,149)           491,835
Asset-backed securities                               123,981             1,068              (679)           124,370
Redeemable preferred stock                              9,407             1,585                  -            10,992
                                               --------------   ----------------   --------------    ---------------
   Total fixed income securities               $    5,535,396   $       497,379    $      (43,512)   $     5,989,263
                                               ==============   ===============    ==============    ===============

AT DECEMBER 31, 2004
U.S. government and agencies                   $      506,971   $       197,639    $            -    $       704,610
Municipal                                             262,683            12,714            (1,422)           273,975
Corporate                                           2,950,439           246,775            (6,660)         3,190,554
Foreign government                                    214,508            62,839                 -            277,347
Mortgage-backed securities                            566,367             8,719            (2,623)           572,463
Commercial mortgage-backed securities                 446,354            13,357              (838)           458,873
Asset-backed securities                                56,215             1,732            (1,321)            56,626
Redeemable preferred stock                              9,440             1,759                 -             11,199
                                               --------------   ---------------    -------------     ---------------
   Total fixed income securities               $    5,012,977   $       545,534    $      (12,864)   $     5,545,647
                                               ==============   ===============    ==============    ===============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                                   AMORTIZED             FAIR
(IN THOUSANDS)                                                       COST                VALUE
                                                               -----------------   -----------------
Due in one year or less                                        $          50,709   $          51,095
Due after one year through five years                                    641,927             655,538
Due after five years through ten years                                 1,817,454           1,886,834
Due after ten years                                                    2,331,613           2,708,376
                                                               -----------------   -----------------
                                                                       4,841,703           5,301,843
Mortgage- and asset-backed securities                                    693,693             687,420
                                                               -----------------   -----------------
 Total                                                         $       5,535,396   $       5,989,263
                                                               =================   =================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2005        2004        2003
                                                     ----------  ----------  ----------
Fixed income securities                              $  330,567  $  278,522  $  243,684
Mortgage loans                                           33,373      27,198      24,026
Other                                                     6,723       4,039       3,592
                                                     ----------  ----------  ----------
  Investment income, before expense                     370,663     309,759     271,302
  Investment expense                                     14,501       7,704       6,448
                                                     ----------  ----------  ----------
    Net investment income                            $  356,162  $  302,055  $  264,854
                                                     ==========  ==========  ==========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2005        2004        2003
                                                     ----------  ----------  ----------
Fixed income securities                              $   (6,596) $   (7,666) $   (8,156)
Mortgage loans                                            3,000       1,480      (1,113)
Other                                                    (1,596)     (3,111)        751
                                                     ----------  ----------  ----------
  Realized capital gains and losses, pre-tax             (5,192)     (9,297)     (8,518)
  Income tax benefit                                      1,972       3,453       3,278
                                                     ----------  ----------  ----------
  Realized capital gains and losses, after-tax       $   (3,220) $   (5,844) $   (5,240)
                                                     ==========  ==========  ==========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2005        2004        2003
                                                     ----------  ----------  ----------
Write-downs                                          $   (1,543) $   (3,402) $   (7,682)
Dispositions (1)                                         (2,053)     (2,784)     (1,587)
Valuation of derivative instruments                      (4,469)     (5,777)     (2,140)
Settlement of derivative instruments                      2,873       2,666       2,891
                                                     ----------  ----------  ----------
  Realized capital gains and losses, pre-tax             (5,192)     (9,297)     (8,518)
  Income tax benefit                                      1,972       3,453       3,278
                                                     ----------  ----------  ----------
  Realized capital gains and losses, after-tax       $   (3,220) $   (5,844) $   (5,240)
                                                     ==========  ==========  ==========

----------
(1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company may sell fixed income securities during the period in which fair value has declined below amortized cost. In certain situations new factors such as negative developments, subsequent credit deterioration, relative value opportunities, market liquidity concerns and portfolio reallocations can subsequently change our previous intent to continue holding a security. The Company recognized losses of $6.8 million due to a change in intent to hold certain securities during 2005.

     Gross gains of $5.8 million, $5.2 million and $4.0 million and gross losses of $7.4 million, $13.3 million and $6.9 million were realized on sales of fixed income securities during 2005, 2004 and 2003, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                  GROSS UNREALIZED
(IN THOUSANDS)                                                    FAIR        -------------------------    UNREALIZED
AT DECEMBER 31, 2005                                              VALUE          GAINS         LOSSES       NET GAINS
                                                               -----------    -----------   -----------    -----------
Fixed income securities                                        $ 5,989,263    $   497,379   $   (43,512)       453,867
Derivative instruments and other investments                          (154)             -          (154)          (154)
                                                                                                           -----------
  Total                                                                                                        453,713

Amounts recognized for: (1)
  Premium deficiency reserve                                                                                  (257,473)
  Deferred policy acquisition and sales inducements costs                                                        2,172
                                                                                                           -----------
    Total                                                                                                     (255,301)
Deferred income taxes                                                                                          (69,444)
                                                                                                           -----------
Unrealized net capital gains and losses                                                                    $   128,968
                                                                                                           ===========

                                                                                  GROSS UNREALIZED
(IN THOUSANDS)                                                    FAIR        -------------------------    UNREALIZED
AT DECEMBER 31, 2004                                              VALUE          GAINS         LOSSES       NET GAINS
                                                               -----------    -----------   -----------    -----------
Fixed income securities                                        $ 5,545,647    $   545,534   $   (12,864)   $   532,670
Derivative instruments and other investments                             4              4          (724)          (720)
                                                                                                           -----------
  Total                                                                                                        531,950

Amounts recognized for: (1)
  Premium deficiency reserve                                                                                  (240,410)
  Deferred policy acquisition and sales inducement costs                                                       (52,686)
                                                                                                           -----------
      Total                                                                                                   (293,096)
Deferred income taxes                                                                                          (83,599)
                                                                                                           -----------
Unrealized net capital gains and losses                                                                    $   155,255
                                                                                                           ===========

----------
(1) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserves for life contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                                     2005          2004          2003
                                                               -----------    -----------   -----------
Fixed income securities                                        $   (78,803)   $    52,790   $    26,738
Derivative instruments and other investments                           566           (720)            -
                                                               -----------    -----------   -----------
  Total                                                            (78,237)        52,070        26,738

Amounts recognized for:
  Premium deficiency reserve                                       (17,063)       (25,011)      (65,900)
  Deferred policy acquisition and sales inducement
    costs                                                           54,858         (1,627)       (8,424)
                                                               -----------    -----------   -----------
      Total                                                         37,795        (26,638)      (74,324)
Deferred income taxes                                               14,155         (8,901)       16,655
                                                               -----------    -----------   -----------
(Decrease) increase in unrealized net capital
  gains and losses                                             $   (26,287)   $    16,531   $   (30,931)
                                                               ===========    ===========   ===========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                       LESS THAN 12 MONTHS                 12 MONTHS OR MORE
                               -----------------------------------  -----------------------------------     TOTAL
                                NUMBER OF     FAIR      UNREALIZED   NUMBER OF     FAIR      UNREALIZED   UNREALIZED
($ IN THOUSANDS)                 ISSUES       VALUE       LOSSES      ISSUES       VALUE       LOSSES       LOSSES
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
AT DECEMBER 31, 2005
Fixed income securities
  Municipal                            12  $    80,350  $     (776)           -  $       -  $         -   $       (776)
  Corporate                           227    1,078,813     (20,810)          27    159,782       (7,210)       (28,020)
  Foreign government                    2       10,186        (176)           -          -            -           (176)
  Mortgage-backed securities           32      313,090      (7,089)          11    101,796       (3,623)       (10,712)
  Commercial mortgage-backed
  securities                           46      282,391      (3,149)           -          -            -         (3,149)
  Asset-backed securities              13       33,085        (427)           1      5,747         (252)          (679)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total                               332  $ 1,797,915  $  (32,427)          39  $ 267,325  $   (11,085)  $    (43,512)
                               ==========  ===========  ==========  ===========  =========  ===========   ============
Investment grade fixed
income securities                     300    1,746,340     (30,717)          37    257,086      (10,324)       (41,041)
Below investment grade fixed
income securities                      32       51,575      (1,710)           2     10,239         (761)        (2,471)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total fixed income
  securities                          332  $ 1,797,915  $  (32,427)          39  $ 267,325  $   (11,085)  $    (43,512)
                               ==========  ===========  ==========  =========== ==========  ===========   ============
AT DECEMBER 31, 2004
Fixed income securities
  Municipal                            18  $    81,432  $   (1,238)           1  $   9,816         (184)  $     (1,422)
  Corporate                            81      369,511      (4,159)          17     84,321       (2,501)        (6,660)
  Mortgage-backed securities           23      224,914      (2,148)           2     30,398         (475)        (2,623)
  Commercial mortgage-backed
  securities                           10       82,850        (445)           1      9,650         (393)          (838)
  Asset-backed securities               5       18,234      (1,321)           -          -            -         (1,321)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total                               137  $   776,941  $   (9,311)          21  $ 134,185  $    (3,553)  $    (12,864)
                               ==========  ===========  ==========  ===========  =========  ===========   ============
Investment grade fixed income
securities                            114      746,621      (7,585)          16    113,024       (3,019)       (10,604)
Below investment grade fixed
income securities                      23       30,320      (1,726)           5     21,161         (534)        (2,260)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total fixed income
  securities                          137  $   776,941  $   (9,311)          21  $ 134,185  $    (3,553)  $    (12,864)
                               ==========  ===========  ==========  ===========  =========  ===========   ============

     As of December 31, 2005, $42 .3 million of the unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $42.3 million, $39.8 million related to unrealized losses on investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     As of December 31, 2005, the remaining $1.2 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of amortized cost and all related to investment grade securities.

      The total $2.5 million of unrealized losses from below investment grade securities includes $2.3 million of corporate fixed income securities and $228 thousand of asset-backed securities.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2005 or 2004.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise a cash basis is used. No interest income was earned on impaired loans in 2005 or 2004. In 2003, the Company recognized interest income on impaired loans of $134 thousand. The average balance of impaired loans was $3.9 million in 2003.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5% of the portfolio at December 31, 2005 and 2004.

 (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)      2005           2004
                                                    -------        ------
     California                                        35.4%         41.7%
     Texas                                              9.0          10.2
     Missouri                                           8.8             -
     Oregon                                             7.3           7.4
     Illinois                                           6.1           0.8
     Virginia                                           5.1           4.0
     Delaware                                           0.5           5.4

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2005 and 2004.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)  2005           2004
                                                    -------        ------
     California                                        23.4%         19.8%
     Illinois                                          11.5          12.2
     Pennsylvania                                       8.2           7.2
     New Jersey                                         7.1          12.3
     New York                                           6.5           9.5
     Ohio                                               6.0           6.3
     Texas                                              5.9           6.1
     Arizona                                            3.4           5.5

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)  2005          2004
                                                    -------        ------
     Warehouse                                         31.3%         30.1%
     Office buildings                                  29.0          24.2
     Retail                                            17.4          23.7
     Apartment complex                                 17.2          16.6
     Industrial                                         2.2           1.5
     Other                                              2.9           3.9
                                                    -------        ------
                                                      100.0%        100.0%
                                                    =======        ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2005 for loans that were not in foreclosure are as follows:

                               NUMBER OF         CARRYING
($ IN THOUSANDS)                 LOANS            VALUE          PERCENT
                            ---------------  ----------------  -----------
            2006                          3  $         13,429          2.1%
            2007                          5            14,498          2.3
            2008                          3            18,914          3.0
            2009                         13            49,987          7.9
            2010                         23           105,922         16.7
            Thereafter                   91           431,039         68.0
                            ---------------  ----------------  -----------
                Total                   138  $        633,789        100.0%
                            ===============  ================  ===========

     In 2005, $5.9 million of commercial mortgage loans became contractually due and were paid as due. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     The Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity other than certain U.S. government and government agencies.

SECURITIES LENDING

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2005 and 2004, fixed income securities with a carrying value of $143.2 million and $130.8 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $430 thousand, $300 thousand and $324 thousand, for the years ending December 31, 2005, 2004 and 2003, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $201.7 million and $209.3 million at December 31, 2005 and 2004, respectively.

     At December 31, 2005, fixed income securities with a carrying value of $2.6 million were on deposit with regulatory authorities as required by law.

     At December 31, 2005, the carrying value of investments that were non-income producing was $5.4 million.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                  DECEMBER 31, 2005        DECEMBER 31, 2004
                             ------------------------  ------------------------
                               CARRYING       FAIR      CARRYING        FAIR
(IN THOUSANDS)                   VALUE       VALUE        VALUE        VALUE
                             -----------  -----------  -----------  -----------
Fixed income securities      $ 5,989,263  $ 5,989,263  $ 5,545,647  $ 5,545,647
Mortgage loans                   633,789      647,068      480,280      505,890
Short-term investments            63,057       63,057      111,509      111,509
Policy loans                      36,698       36,698       34,948       34,948
Separate accounts                928,824      928,824      792,550      792,550

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based upon quoted market prices.

FINANCIAL LIABILITIES

                                                         DECEMBER 31, 2005        DECEMBER 31, 2004
                                                    ------------------------  ------------------------
                                                      CARRYING       FAIR      CARRYING        FAIR
(IN THOUSANDS)                                          VALUE       VALUE        VALUE        VALUE
                                                    -----------  -----------  -----------  -----------
Contractholder funds on investment contracts        $ 3,921,872  $ 3,815,608  $ 3,434,238  $ 3,367,458
Liability for collateral                                149,465      149,465      133,368      133,368
Separate accounts                                       928,824      928,824      792,550      792,550

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. The liability for collateral is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction. With the exception of embedded derivatives, all of the Company's derivatives are evaluated for their on-going effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts while hedging on a macro basis.

     Asset-liability management is a risk management strategy that is employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a proper matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures for macro-hedging related primarily to anticipated asset and liability purchases.

       The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005.

                                                                            CARRYING         CARRYING
                                           NOTIONAL           FAIR            VALUE           VALUE
(IN THOUSANDS)                              AMOUNT           VALUE          ASSETS (1)   (LIABILITIES)(1)
                                        --------------  --------------   --------------  ----------------
AT DECEMBER 31, 2005
Financial futures contracts             $      169,100  $           25   $           71  $            (46)
Interest rate cap agreements                   186,300           2,721            2,912              (191)
                                        --------------  --------------   --------------  ----------------
Total interest rate contracts           $      355,400  $        2,746   $        2,983  $           (237)
                                        ==============  ==============   ==============  ================

Foreign currency swap agreements        $        7,500  $         (154)  $            -  $           (154)
                                        ==============  ==============   ==============  ================

Structured settlement annuity
  reinsurance agreement                 $            -  $       (1,473)  $       (1,473) $              -
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits        $      194,098  $          553   $            -  $            553
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits
  reinsurance agreement                 $      194,098  $         (553)  $         (553) $              -
                                        ==============  ==============   ==============  ================

Guaranteed withdrawal benefits          $       21,746  $           (2)  $            -  $             (2)
                                        ==============  ==============   ==============  ================

Guaranteed withdrawal benefits
  reinsurance agreement                 $       21,746  $            2   $            2  $              -
                                        ==============  ==============   ==============  ================

Other embedded derivative financial
  instruments                           $        1,762  $           (3)  $            -  $             (3)
                                        ==============  ==============   ==============  ================

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004.

                                                                            CARRYING         CARRYING
                                            NOTIONAL          FAIR            VALUE           VALUE
(IN THOUSANDS)                               AMOUNT          VALUE          ASSETS (1)   (LIABILITIES)(1)
                                        --------------  --------------   --------------  ----------------
AT DECEMBER 31, 2004
Financial futures contracts             $      179,200  $           80   $          280  $           (200)
Interest rate cap agreements                   152,000           3,628            4,262              (634)
                                        --------------  --------------   --------------  ----------------
Total interest rate contracts           $      331,200  $        3,708   $        4,542  $           (834)
                                        ==============  ==============   ==============  ================

Foreign currency swap agreements        $        7,500  $         (724)  $            -  $           (724)
                                        ==============  ==============   ==============  ================

Structured settlement annuity
  reinsurance agreement                 $            -  $         (995)  $         (995) $              -
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits        $       93,507  $          141   $            -  $            141
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits
  reinsurance agreement                 $       93,507  $         (141)  $         (141) $              -
                                        ==============  ==============   ==============  ================

Other embedded derivative financial
  instruments                           $        1,743  $           (3)  $            -  $             (3)
                                        ==============  ==============   ==============  ================

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts is based on either independent third party pricing sources, including dealer quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. The Company uses master netting agreements for over-the-counter derivative transactions, including foreign currency swap and interest rate cap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                               2005                            2004
                                                --------------------------------   ------------------------------
                                                   CONTRACTUAL                      CONTRACTUAL
(IN THOUSANDS)                                       AMOUNT         FAIR VALUE        AMOUNT         FAIR VALUE
                                                ----------------   -------------   -------------   --------------
Commitments to extend mortgage loans            $         12,516   $         125   $      20,031   $          200
Private placement commitments                             15,000               -               -                -

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

8.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                          2005             2004
                                                                  --------------   --------------
Immediate annuities:
   Structured settlement annuities                                $    1,752,386   $    1,674,902
   Other immediate annuities                                               7,998            7,529
Traditional life                                                         105,393           95,585
Other                                                                      4,098            4,435
                                                                  --------------   -------------
   Total reserve for life-contingent contract benefits            $    1,869,875   $    1,782,451
                                                                  ==============   ==============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

          PRODUCT                          MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement           U.S. population with projected      Interest rate            Present value of
annuities                       calendar year improvements;         assumptions range        contractually specified
                                mortality rates adjusted for        from 4.6% to 9.5%        future benefits
                                each impaired life based on
                                reduction in life expectancy
                                and nature of impairment

Other immediate annuities       1983 group annuity mortality        Interest rate            Present value of expected
                                table                               assumptions range        future benefits based on
                                1983 individual annuity             from 2.4% to 11.5%       historical experience
                                mortality table

Traditional life                Actual company experience plus      Interest rate            Net level premium reserve
                                loading                             assumptions range        method using the
                                                                    from 4.0% to 8.0%        Company's withdrawal
                                                                                             experience rates
Other:
   Variable annuity             90% of 1994 group annuity           7%                       Projected benefit ratio
   guaranteed minimum           mortality table with internal                                applied to cumulative
   death benefits               modifications                                                assessments

   Supplemental                 Actual company experience plus                               Unearned premium;
   accident and health          loading                                                      additional contract
                                                                                             reserves for traditional
                                                                                             life

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $257.5 million and $240.3 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2005 and 2004, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                         2005             2004
                                                  -------------    -------------
Interest-sensitive life                           $     427,523    $     368,608
Investment contracts:
   Fixed annuities                                    3,381,034        2,890,254
   Immediate annuities and other                        540,838          543,984
                                                  -------------    -------------
     Total contractholder funds                   $   4,349,395    $   3,802,846
                                                  =============    =============

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                       INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life         Interest rates credited range       Either a percentage of account balance or
                                from 4.0% to 5.25%                  dollar amount grading off generally over 20
                                                                    years

Fixed and immediate             Interest rates credited range       Either a declining or a level percentage
 annuities                      from 1.9% to 11.5% for              charge generally over nine years or less.
                                immediate annuities and 0.0%        Additionally, approximately 4.9% of fixed
                                to 10.3% for fixed annuities        annuities are subject to a market value
                                                                    adjustment for discretionary withdrawals

Other:
  Variable guaranteed           Interest rates used in              Withdrawal and surrender charges are based on
    minimum income              establishing reserves range         the terms of the related variable annuity
    benefit and secondary       from 1.75% to 10.3%                 contract
    guarantees on
    variable annuities

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                                   2005               2004
                                                            ---------------   -----------------
BALANCE, BEGINNING OF YEAR                                  $     3,802,846   $       2,658,325
Impact of adoption of SOP 03-1 (1)                                        -               2,031
Deposits                                                            883,814           1,385,364
Interest credited                                                   173,984             129,243
Benefits                                                            (74,923)            (46,649)
Surrenders and partial withdrawals                                 (364,051)           (246,081)
Contract charges                                                    (41,856)            (41,573)
Net transfers to separate accounts                                  (39,765)            (39,906)
Other adjustments                                                     9,346               2,092
                                                            ---------------   -----------------
BALANCE, END OF YEAR                                        $     4,349,395   $       3,802,846
                                                            ===============   =================

----------
(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuities and the reclassification of deferred sales inducements ("DSI") from contractholder funds to other assets.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                      DECEMBER 31,
                                                                             --------------------------
($ IN MILLIONS)                                                                 2005           2004
                                                                             -----------    -----------
IN THE EVENT OF DEATH
   Separate account value                                                    $       926.3  $     790.7
   Net amount at risk (1)                                                    $        38.2  $      85.5
   Average attained age of contractholders                                      66.5 years   62.9 years

AT ANNUITIZATION
   Separate account value                                                    $        41.8  $      40.1
   Net amount at risk (2)                                                    $           -  $         -
   Weighted average waiting period until annuitization options available         7.5 years    8.5 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                    $        19.8  $         -
   Net amount at risk (3)                                                    $           -  $         -

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                    $       188.9  $      86.7
   Net amount at risk (4)                                                    $           -  $         -
   Weighted average waiting period until guarantee date                         10.5 years     11 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The following summarizes the liabilities for guarantees:

                                                                          LIABILITY FOR
                                                                            GUARANTEES
                                          LIABILITY FOR   LIABILITY FOR    RELATED TO
                                            GUARANTEES      GUARANTEES     ACCUMULATION
                                           RELATED TO       RELATED TO         AND
                                             DEATH            INCOME       WITHDRAWAL
(IN THOUSANDS)                              BENEFITS         BENEFITS       BENEFITS          TOTAL
                                          --------------  --------------  --------------  --------------
Balance at December 31, 2004              $          662  $           81  $         (141) $          602
  Less reinsurance recoverables                        -               -             141             141
                                          --------------  --------------  --------------  --------------
Net balance at December 31, 2004                     662              81               -             743

Incurred guaranteed benefits                       1,582              28               -           1,610
Paid guarantee benefits                           (2,084)             (4)              -          (2,088)
                                          --------------  --------------  --------------  --------------
  Net change                                        (502)             24               -            (478)

Net balance at December 31, 2005                     160             105               -             265
  Plus reinsurance recoverables                      104               -            (551)           (447)
                                          --------------  --------------  --------------  --------------
Balance, December 31, 2005(1)             $          264  $          105  $         (551) $         (182)
                                          ==============  ==============  ==============  ==============

----------
(1) Included in the total liability balance are reserves for variable annuity death benefits of $264 thousand, variable annuity income benefits of $46 thousand, variable annuity accumulation benefits of $(553) thousand, variable annuity withdrawal benefits of $2 thousand and other guarantees of $59 thousand.

     In 2004, incurred guaranteed benefits were $1.8 million and $7 thousand for death benefits and income benefits, respectively. There were no incurred guaranteed accumulation benefits in 2004. Paid guarantee benefits were $2.0 million in 2004 for death benefits. There were no paid guarantee benefits in 2004 related to income and accumulation benefits. Further, the Company did not offer withdrawal benefits in 2004.

9.   REINSURANCE

     The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     Mortality risk on policies in excess of $250 thousand per life is ceded to ALIC. In addition, we used reinsurance to effect the disposal of substantially all of our direct response distribution business. In 2005 and 2004, the Company ceded $1.4 million and $5.5 million, respectively, to a subsidiary of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposal of the direct response business.

     As of December 31, 2005 and 2004, 37.6% and 32.4%, respectively, of our face amount of life insurance in force was reinsured to non-affiliates and ALIC. We retain primary liability as a direct insurer for all risks ceded to reinsurers. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. See Note 4 for discussion of reinsurance agreements with ALIC. The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005           2004              2003
                                                                 --------------   --------------   ---------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                           $      150,749   $      151,799   $       128,713
Assumed - non-affiliate                                                     950              719               337
Ceded
  Affiliate                                                              (4,795)          (4,329)           (4,530)
  Non-affiliate                                                         (12,086)         (11,805)           (3,491)
                                                                 --------------   --------------   ---------------
    Premiums and contract charges, net of reinsurance            $      134,818   $      136,384   $       121,029
                                                                 ==============   ==============   ===============

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the years ended December 31 are as follows:

(IN THOUSANDS)                                                        2005             2004              2003
                                                                 --------------   --------------   ---------------
CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                           $      353,277   $      319,217   $       278,321
Assumed - non-affiliate                                                     396              273               139
Ceded
  Affiliate                                                              (1,154)            (985)           (1,590)
  Non-affiliate                                                          (7,356)          (6,551)           (3,629)
                                                                 --------------   --------------   ---------------
    Contract benefits and interest credited to contractholder
      funds, net of reinsurance                                  $      345,163   $       311,954  $       273,241
                                                                 ==============   ===============  ===============

     Included in reinsurance recoverables at December 31, 2005 and 2004 are the amounts due from ALIC of $935 thousand and $1.1 million, respectively. The table above excludes $2.9 million, $2.7 million and $2.6 million of premiums and contract charges ceded to ALIC during 2005, 2004 and 2003, respectively, under the terms of the structured settlement reinsurance treaty (See Note 4).

10.   DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:

(IN THOUSANDS)                                         2005            2004              2003
                                                   -------------   -------------     -------------
BALANCE, BEGINNING OF YEAR                         $     238,173   $     187,437     $     166,925
   Impact of adoption of SOP 03-1 (1)                          -         (11,140)                -
   Disposition of operations (2)                               -          (3,213)                -
   Acquisition costs deferred                             68,205          92,502            58,905
   Amortization charged to income                        (41,663)        (25,971)          (29,969)
   Effect of unrealized gains and losses                  53,836          (1,442)           (8,424)
                                                   -------------   -------------     -------------
BALANCE, END OF YEAR                               $     318,551   $     238,173     $     187,437
                                                   =============   =============     =============

----------
(1) In 2004, the impact of adoption of SOP 03-1 includes a write-down in variable annuity DAC of $7.7 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $4.1 million and an increase to DAC of $691 thousand for an adjustment to the effect of unrealized capital gains and losses.
(2) In 2004, DAC was reduced by $3.2 million related to the disposition of substantially all of our direct response distribution business
     (see Note 3).

     Net amortization charged to income includes $3.7 million, $2.1 million and $1.7 million in 2005, 2004 and 2003, respectively, due to realized capital gains and losses.

     In 2005 and 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. Deferred sales inducement activity for the twelve months ended December 31 was as follows:

(IN THOUSANDS)                                         2005            2004
                                                   -------------   -------------
BALANCE, BEGINNING OF YEAR (1)                     $       2,955   $       2,369
Sales inducements deferred                                16,923           1,531
Amortization charged to income                            (2,373)           (760)
Effect of unrealized gains and losses                      1,022            (185)
                                                   -------------   -------------
BALANCE, END OF YEAR                               $      18,527   $       2,955
                                                   =============   =============

----------
(1) The January 1, 2004 balance includes a $3.0 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2005.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently undergoing a periodic market conduct examination by state insurance regulators. Regulators are focusing, as they have with other insurers, on the Company's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that the Company failed to meet the requirements of applicable regulations. In relation to this examination the Company accrued $15 million of additional contractholder benefits in 2005. The ultimate outcome of this examination including potential customer remediation related to replacement sales is currently under discussion with the New York State Department of Insurance.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)                                             2005               2004
                                                     ----------------   ---------------
DEFERRED ASSETS
Life and annuity reserves                            $         80,180   $        77,104
Other assets                                                    1,376             4,839
                                                     ----------------   ---------------

      Total deferred assets                                    81,556            81,943
                                                     ----------------   ---------------
DEFERRED LIABILITIES
Deferred policy acquisition costs                             (78,316)          (73,583)
Unrealized net capital gains                                  (69,444)          (83,599)
Difference in tax bases of investments                         (6,011)          (11,299)
Other liabilities                                              (1,184)           (4,222)
                                                     ----------------   ---------------

      Total deferred liabilities                             (154,955)         (172,703)
                                                     ----------------   ---------------

      Net deferred liability                         $        (73,399)  $       (90,760)
                                                     ================   ===============

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2005            2004             2003
                                                    -----------     ------------     ------------
Current                                             $    24,132     $     13,640     $      8,488
Deferred                                                 (3,187)           4,285            3,541
                                                    -----------     ------------     ------------
     Total income tax expense                       $    20,945     $     17,925     $     12,029
                                                    ===========     ============     ============

     The Company paid income taxes of $18.4 million, $5.8 million and $15.7 million in 2005, 2004 and 2003, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2005              2004              2003
                                      --------------     -------------     -------------
Statutory federal income tax rate               35.0%             35.0%             35.0%
State income tax expense                         3.0               2.1               4.0
Other                                           (0.2)             (1.6)             (2.2)
                                      --------------     -------------     -------------
Effective income tax rate                       37.8%             35.5%             36.8%
                                      ==============     =============     =============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. The remaining balance in this account at December 31, 2005, was $389 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $136 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item since the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

13.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2005, 2004 and 2003 was $35.9 million, $13.6 million and $36.8 million, respectively. Statutory capital and surplus as of December 31, 2005 and 2004 was $410.3 million and $356.8 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in conformity with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2006 without prior approval of the New York State Insurance Department is $41.0 million. In the twelve-month period beginning January 1, 2005, the Company did not pay any dividends.

14.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs, to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income was $1.8 million, $1.5 million and $1.4 million for the pension plans in 2005, 2004 and 2003, respectively. AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("Postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $543 thousand, $588 thousand and $431 thousand for postretirement benefits other than pension plans in 2005, 2004 and 2003, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $764 thousand, $1.3 million and $1.1 million in 2005, 2004 and 2003, respectively.

15.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pretax and after-tax basis for the years ended December 31 are as follows:

                                                                    2005
                                                   ---------------------------------------
                                                                                  After-
(IN THOUSANDS)                                       Pretax         Tax            tax
                                                   -----------   -----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding losses arising during the
     period                                        $   (46,529)  $    16,285   $   (30,244)
   Less: reclassification adjustments                   (6,087)        2,130        (3,957)
                                                   -----------   -----------   -----------
   Unrealized net capital gains and losses             (40,442)       14,155       (26,287)
                                                   -----------   -----------   -----------

   Other comprehensive loss                        $   (40,442)  $    14,155   $   (26,287)
                                                   ===========   ===========   ===========

                                                                     2004
                                                   ---------------------------------------
                                                                                  After-
(IN THOUSANDS)                                       Pretax          Tax           tax
                                                   -----------   -----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
    Unrealized holding gains arising during the
      period                                       $    20,221   $    (7,077)  $    13,144
    Less: reclassification adjustments                  (5,211)        1,824        (3,387)
                                                   -----------   -----------   -----------
    Unrealized net capital gains and losses             25,432        (8,901)       16,531
                                                   -----------   -----------   -----------

    Other comprehensive income                     $    25,432   $    (8,901)  $    16,531
                                                   ===========   ===========   ===========

                                                                    2003
                                                   ---------------------------------------
                                                                                  After-
(IN THOUSANDS)                                       Pretax          Tax           tax
                                                   -----------   -----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding losses arising during the
     period                                        $   (53,362)  $    18,677   $   (34,685)
   Less: reclassification adjustments                   (5,776)        2,022        (3,754)
                                                   -----------   -----------   -----------
   Unrealized net capital gains and losses             (47,586)       16,655       (30,931)
                                                   -----------   -----------   -----------

   Other comprehensive loss                        $   (47,586)  $    16,655   $   (30,931)
                                                   ===========   ===========   ===========

                         -------------------------------------------------------
                         ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.                                          AIM V. I.        AIM V. I.
                                Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth          Balanced        Basic Value       Blue Chip      Appreciation      Development
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,577,353  $     8,323,745  $     4,584,149  $     6,534,428  $     9,307,745  $     1,045,336
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,577,353  $     8,323,745  $     4,584,149  $     6,534,428  $     9,307,745  $     1,045,336
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,577,353  $     8,316,412  $     4,584,149  $     6,529,133  $     9,305,851  $     1,042,125
Contracts in payout
  (annuitization) period                    -            7,333                -            5,295            1,894            3,211
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,577,353  $     8,323,745  $     4,584,149  $     6,534,428  $     9,307,745  $     1,045,336
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      285,731          757,393          370,586          924,247          377,137           64,968
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,664,698  $     8,195,776  $     3,750,910  $     7,030,242  $     9,418,459  $       846,352
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.81  $          8.82  $         11.82  $          6.36  $          6.25  $         13.27
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.31  $         11.18  $         13.11  $          9.55  $         15.21  $         14.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                Core Equity        Trends           Income         Securities         Growth         High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,024,203  $     1,355,534  $     3,472,479  $     6,448,940  $     5,474,654  $     2,181,194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    11,024,203  $     1,355,534  $     3,472,479  $     6,448,940  $     5,474,654  $     2,181,194
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,015,295  $     1,355,534  $     3,460,966  $     6,448,940  $     5,469,910  $     2,181,194
Contracts in payout
  (annuitization) period                8,908                -           11,513                -            4,744                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    11,024,203  $     1,355,534  $     3,472,479  $     6,448,940  $     5,474,654  $     2,181,194
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      470,115          226,299          411,919          543,297          317,371          361,724
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    10,986,864  $     1,673,030  $     3,847,598  $     6,514,411  $     6,959,744  $     2,145,242
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.14  $          5.35  $         11.15  $         10.65  $          4.75  $          9.68
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.59  $         10.24  $         13.44  $         13.88  $         12.83  $         12.85
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.
                               International       Mid Cap         AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                  Growth         Core Equity     Money Market    Premier Equity     Technology        Utilities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,393,384  $     1,759,546  $     2,174,505  $    15,768,167  $       871,756  $     1,951,853
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,393,384  $     1,759,546  $     2,174,505  $    15,768,167  $       871,756  $     1,951,853
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,393,384  $     1,759,546  $     2,174,505  $    15,763,138  $       871,756  $     1,951,853
Contracts in payout
  (annuitization) period                    -                -                -            5,029                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,393,384  $     1,759,546  $     2,174,505  $    15,768,167  $       871,756  $     1,951,853
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      275,934          129,283        2,174,505          706,459           68,696          109,470
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     5,178,133  $     1,532,585  $     2,174,505  $    18,211,722  $       762,318  $     1,445,258
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.23  $         11.48  $          9.81  $          6.33  $         11.12  $         14.02
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.99  $         15.08  $         12.13  $         15.07  $         11.23  $         14.17
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.                                           AIM V. I.        AIM V. I.
                                Aggressive          Basic          AIM V. I.        AIM V. I.          Capital         Capital
                                 Growth II       Balanced II     Basic Value II    Blue Chip II   Appreciation II  Development II
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        2,502           63,947          164,947           47,291           29,607            2,934
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        25,306  $       615,573  $     1,697,617  $       280,456  $       604,853  $        36,737
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.32  $         10.24  $         11.30  $          9.80  $         10.51  $         12.45
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.51  $         10.42  $         14.71  $          9.98  $         13.80  $         12.55
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.       Demographic      Diversified       Government        AIM V. I.        AIM V. I.
                               Core Equity II     Trends II        Income II      Securities II       Growth II     High Yield II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        4,738           17,528           20,394           55,243            4,501          120,885
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        90,765  $        83,149  $       181,359  $       678,901  $        58,213  $       748,184
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.15  $          9.94  $         11.12  $         10.74  $          9.73  $         12.90
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.33  $         10.10  $         11.29  $         10.85  $          9.90  $         13.03
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                               International       Mid Cap           Money           Premier         AIM V. I.        AIM V. I.
                                 Growth II     Core Equity II      Market II        Equity II      Technology II    Utilities II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        8,943           56,061          285,643           16,892              787            1,606
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       138,413  $       713,086  $       285,643  $       324,851  $         8,767  $        21,063
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.71  $         11.35  $          9.71  $          9.00  $         11.06  $         13.96
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.95  $         13.05  $          9.87  $         12.76  $         11.14  $         14.06
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance         Alliance         Alliance         Alliance         Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                  Product          Product          Product          Product          Product          Product
                                Series Fund      Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Alliance         Alliance         Alliance         Alliance
                                 Alliance         Bernstein        Bernstein        Bernstein        Bernstein        Alliance
                                 Bernstein        Growth &       International      Large Cap        Small/Mid        Bernstein
                                  Growth           Income            Value           Growth          Cap Value     Utility Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,000,111  $     6,594,060  $       341,987  $       736,233  $     2,931,759  $        78,050
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,000,111  $     6,594,060  $       341,987  $       736,233  $     2,931,759  $        78,050
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,000,111  $     6,591,484  $       341,987  $       736,233  $     2,931,759  $        78,050
Contracts in payout
  (annuitization) period                    -            2,576                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,000,111  $     6,594,060  $       341,987  $       736,233  $     2,931,759  $        78,050
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      148,889          267,508           18,075           27,740          172,558            3,800
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     2,520,248  $     5,555,447  $       318,875  $       725,364  $     2,547,987  $        75,710
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.13  $         10.73  $         11.85  $          6.40  $         16.61  $         10.93
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.55  $         13.96  $         11.90  $         13.96  $         16.88  $         10.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance                                           Dreyfus
                                 Bernstein                                          Socially                           Dreyfus
                                 Variable      Delaware Group   Delaware Group    Responsible                         Variable
                                  Product          Premium          Premium          Growth        Dreyfus Stock     Investment
                                Series Fund      Fund, Inc.       Fund, Inc.       Fund, Inc.       Index Fund          Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                     Dreyfus
                                 Alliance         Delaware                          Socially
                                 Bernstein      VIP GP Small       Delaware        Responsible     Dreyfus Stock     VIF Capital
                                   Value          Cap Value      VIP GP Trend      Growth Fund      Index Fund      Appreciation
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          490          115,769           35,343            9,371          189,975           22,162
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         5,974  $     2,480,653  $       849,481  $       258,774  $     5,100,032  $       737,162
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.73  $         21.69  $          9.50  $          6.63  $          8.96  $          9.36
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.74  $         21.69  $          9.50  $          6.63  $          8.96  $          9.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Fund         Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                    VIF                               VIP                           VIP Growth        VIP High
                               Money Market    VIP Contrafund    Equity-Income     VIP Growth      Opportunities       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,089,426          167,091          204,512          133,011           42,293          168,378
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,089,426  $     3,765,805  $     4,278,412  $     4,016,284  $       616,745  $     1,077,701
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.05  $         12.17  $         12.33  $          6.70  $          8.90  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.05  $         12.89  $         12.33  $          7.37  $          8.90  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Fidelity          Fidelity           Fidelity
                             Fidelity         Fidelity         Fidelity          Variable          Variable           Variable
                             Variable         Variable         Variable          Insurance         Insurance          Insurance
                             Insurance        Insurance        Insurance       Products Fund     Products Fund      Products Fund
                           Products Fund    Products Fund    Products Fund   (Service Class 2)  (Service Class 2)  (Service Class 2)
                            Sub-Account      Sub-Account      Sub-Account       Sub-Account        Sub-Account        Sub-Account
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------

                                                                                                 VIP Growth &         VIP High
                                           VIP Investment                     VIP Contrafund        Income             Income
                           VIP Index 500     Grade Bond      VIP Overseas    (Service Class 2)  (Service Class 2)  (Service Class 2)
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------

   Total assets           $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
                          ===============  ===============  ===============  =================  =================  =================

NET ASSETS
Accumulation units        $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
Contracts in payout
  (annuitization) period                -                -                -                  -                  -                  -
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------

   Total net assets       $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
                          ===============  ===============  ===============  =================  =================  =================

FUND SHARE INFORMATION
Number of shares                   28,062          193,131           78,257             21,475              6,959             22,389
                          ===============  ===============  ===============  =================  =================  =================

Cost of investments       $     3,460,905  $     2,514,247  $     1,170,890  $         631,604  $          95,389  $         142,784
                          ===============  ===============  ===============  =================  =================  =================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $          8.64  $         13.17  $         10.27  $           11.87  $           11.07  $           10.46
                          ===============  ===============  ===============  =================  =================  =================

   Highest                $          8.64  $         13.17  $         10.66  $           11.92  $           11.11  $           10.50
                          ===============  ===============  ===============  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               Fidelity           Franklin         Franklin         Franklin         Franklin         Franklin
                               Variable          Templeton        Templeton        Templeton        Templeton        Templeton
                               Insurance         Variable         Variable         Variable         Variable         Variable
                             Products Fund       Insurance        Insurance        Insurance        Insurance        Insurance
                           (Service Class 2)   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                              Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                               Franklin Flex   Franklin Growth                      Franklin      Franklin Large
                              VIP MidCap        Cap Growth       and Income        Franklin          Income         Cap Growth
                           (Service Class 2)    Securities       Securities       High Income      Securities       Securities
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value  $         308,082  $        27,170  $    11,559,318  $       610,419  $    13,580,615  $     7,115,344
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets            $         308,082  $        27,170  $    11,559,318  $       610,419  $    13,580,615  $     7,115,344
                           =================  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units         $         308,082  $        27,170  $    11,555,428  $       610,419  $    13,580,615  $     7,115,344
Contracts in payout
  (annuitization) period                   -                -            3,890                -                -                -
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets        $         308,082  $        27,170  $    11,559,318  $       610,419  $    13,580,615  $     7,115,344
                           =================  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       8,886            2,566          749,632           90,972          886,463          475,307
                           =================  ===============  ===============  ===============  ===============  ===============

Cost of investments        $         288,161  $        25,223  $    10,915,187  $       604,545  $    13,535,444  $     6,990,151
                           =================  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                  $           12.09  $         11.13  $         10.44  $         10.82  $         10.38  $         10.40
                           =================  ===============  ===============  ===============  ===============  ===============
   Highest                 $           12.14  $         11.16  $         15.03  $         10.93  $         11.30  $         10.51
                           =================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                              Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                      Templeton
                              Franklin Small                                                                         Developing
                                 Cap Value      Franklin U.S.       Mutual        Mutual Shares      Templeton         Markets
                                Securities       Government        Discovery       Securities     Asset Strategy     Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      421,931          395,811            1,190          765,160           27,019          264,665
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,139,600  $     5,037,495  $        22,024  $    12,038,370  $       455,885  $     2,216,639
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.31  $         10.05  $         11.36  $         11.02  $         13.35  $         12.70
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         19.22  $         10.39  $         11.36  $         15.49  $         13.35  $         26.29
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin
                                 Templeton      Goldman Sachs    Goldman Sachs    Goldman Sachs    Goldman Sachs
                                 Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance       Lord Abbett
                              Products Trust        Trust            Trust            Trust            Trust         Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Templeton        VIT CORE
                                  Foreign         Small Cap      VIT CORE U.S.   VIT Growth and         VIT
                                Securities         Equity           Equity           Income        Mid Cap Value      All Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,344,112  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    10,344,112  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,341,331  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
Contracts in payout
  (annuitization) period                2,781                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    10,344,112  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      662,235           27,591            5,912            5,622           18,355          108,418
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     9,027,829  $       396,307  $        73,640  $        66,155  $       294,982  $     1,506,851
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.16  $         11.32  $         11.25  $         10.50  $         11.35  $         11.15
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.41  $         11.37  $         11.30  $         10.55  $         11.39  $         11.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   MFS Variable     MFS Variable
                                Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett       Insurance        Insurance
                                Series Fund      Series Fund      Series Fund      Series Fund         Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                 Growth and         Growth           Mid-Cap            MFS         MFS Investors
                              Bond-Debenture       Income        Opportunities        Value         High Income         Trust
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      312,355          108,414           90,531          243,358           54,332           56,330
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,749,482  $     2,894,629  $     1,186,781  $     5,119,081  $       527,430  $       905,508
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.28  $         10.66  $         11.05  $         11.25  $         11.93  $          8.86
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.44  $         11.11  $         11.52  $         11.90  $         11.93  $          8.86
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               MFS Variable     MFS Variable       Variable         Variable         Variable         Variable
                                 Insurance        Insurance       Investment       Investment       Investment       Investment
                                   Trust            Trust           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  MFS New       MFS Research      Aggressive        Dividend                          European
                                 Discovery          Bond            Equity           Growth           Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       711,837  $     1,402,843  $     1,494,398  $    30,687,294  $    20,592,897  $     8,490,437
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       711,837  $     1,402,843  $     1,494,398  $    30,687,294  $    20,592,897  $     8,490,437
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       711,837  $     1,402,843  $     1,494,398  $    30,536,497  $    20,552,050  $     8,473,854
Contracts in payout
  (annuitization) period                    -                -                -          150,797           40,847           16,583
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       711,837  $     1,402,843  $     1,494,398  $    30,687,294  $    20,592,897  $     8,490,437
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       45,485          120,831          108,526        2,033,618          724,082          428,377
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       592,477  $     1,412,772  $     1,508,152  $    31,892,372  $    24,143,443  $     8,152,836
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.12  $         13.60  $         12.60  $         34.15  $         12.88  $         38.42
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $          8.12  $         13.60  $         13.91  $         39.12  $        102.61  $         41.01
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Global
                                  Global          Dividend                                                             Limited
                                 Advantage         Growth         High Yield     Income Builder     Information       Duration
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       926,288  $     9,320,922  $     1,242,188  $     1,717,976  $        91,656  $     1,809,487
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       926,288  $     9,320,922  $     1,242,188  $     1,717,976  $        91,656  $     1,809,487
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       926,288  $     9,299,205  $     1,239,264  $     1,717,976  $        91,656  $     1,809,487
Contracts in payout
  (annuitization) period                    -           21,717            2,924                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       926,288  $     9,320,922  $     1,242,188  $     1,717,976  $        91,656  $     1,809,487
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      106,348          616,463        1,089,639          140,587           18,331          189,674
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,096,129  $     7,661,180  $     3,109,237  $     1,535,673  $        93,780  $     1,911,797
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.79  $         22.58  $         13.06  $         12.55  $          4.71  $         10.53
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $          8.88  $         23.85  $         16.97  $         16.79  $          4.74  $         11.52
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Morgan Stanley
                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley      Variable
                                 Variable         Variable         Variable         Variable         Variable        Investment
                                Investment       Investment       Investment       Investment       Investment         Series
                                  Series           Series           Series           Series           Series       (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ----------------

                                                                                                                     Aggressive
                                                   Quality                                                             Equity
                               Money Market      Income Plus     S&P 500 Index     Strategist        Utilities     (Class Y Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
ASSETS
Investments at fair value     $     6,944,469  $    13,900,593  $     5,575,283  $    16,104,824  $     9,741,812  $     1,707,771
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,944,469  $    13,900,593  $     5,575,283  $    16,104,824  $     9,741,812  $     1,707,771
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,929,367  $    13,668,216  $     5,575,283  $    16,043,342  $     9,501,223  $     1,707,771
Contracts in payout
  (annuitization) period               15,102          232,377                -           61,482          240,589                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,944,469  $    13,900,593  $     5,575,283  $    16,104,824  $     9,741,812  $     1,707,771
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    6,944,469        1,326,392          486,499        1,003,416          590,413          125,479
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,944,469  $    13,933,741  $     5,437,191  $    14,982,679  $     9,642,250  $     1,161,529
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.28  $         12.00  $         10.99  $         35.19  $         28.65  $          8.06
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         23.42  $         32.95  $         11.10  $         44.27  $         30.29  $         16.45
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                              Variable          Variable          Variable          Variable          Variable          Variable
                             Investment        Investment        Investment        Investment        Investment        Investment
                               Series            Series            Series            Series            Series            Series
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                             Dividend                            European           Global            Global
                              Growth            Equity            Growth           Advantage      Dividend Growth     High Yield
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total assets           $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
                          ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units        $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
Contracts in payout
  (annuitization) period                 -                 -                 -                 -                 -                 -
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total net assets       $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
                          ================  ================  ================  ================  ================  ================

FUND SHARE INFORMATION
Number of shares                   278,420           109,708            52,287            26,137           120,687         1,984,573
                          ================  ================  ================  ================  ================  ================

Cost of investments       $      3,637,122  $      2,364,432  $        821,202  $        191,588  $      1,506,464  $      2,263,960
                          ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $          10.44  $           7.70  $           9.86  $          10.46  $          12.78  $           6.32
                          ================  ================  ================  ================  ================  ================

   Highest                $          13.62  $          15.14  $          15.07  $          14.68  $          15.38  $          12.33
                          ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                              Variable          Variable          Variable          Variable          Variable          Variable
                             Investment        Investment        Investment        Investment        Investment        Investment
                               Series            Series            Series            Series            Series            Series
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                  Limited                             Quality
                           Income Builder     Information         Duration        Money Market       Income Plus     S&P 500 Index
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total assets           $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
                          ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units        $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
Contracts in payout
  (annuitization) period                 -                 -                 -                 -                 -                 -
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total net assets       $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
                          ================  ================  ================  ================  ================  ================

FUND SHARE INFORMATION
Number of shares                   172,763            25,108           598,517         3,747,360           629,626           448,989
                          ================  ================  ================  ================  ================  ================

Cost of investments       $      1,781,358  $        112,925  $      5,960,966  $      3,747,360  $      6,655,106  $      4,341,232
                          ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $          11.90  $           7.95  $           9.86  $           9.83  $          10.71  $           8.63
                          ================  ================  ================  ================  ================  ================

   Highest                $          13.43  $          15.10  $          10.89  $          10.20  $          13.05  $          13.60
                          ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                             Morgan Stanley    Morgan Stanley
                                Variable          Variable
                               Investment        Investment      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Series            Series          Variable         Variable         Variable         Variable
                            (Class Y Shares)  (Class Y Shares)   Account Funds    Account Funds    Account Funds    Account Funds
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

                                                                  Oppenheimer      Oppenheimer                        Oppenheimer
                               Strategist        Utilities         Aggressive        Capital        Oppenheimer         Global
                            (Class Y Shares)  (Class Y Shares)       Growth       Appreciation       Core Bond        Securities
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value   $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

   Total assets             $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
                            ================  ================  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units          $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
Contracts in payout
  (annuitization) period                   -                 -                -                -                -                -
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

   Total net assets         $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
                            ================  ================  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     200,344            61,976           44,217           53,760          168,536           50,851
                            ================  ================  ===============  ===============  ===============  ===============

Cost of investments         $      2,849,278  $        866,212  $     1,748,970  $     1,811,517  $     1,865,355  $     1,219,597
                            ================  ================  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                   $          10.89  $           8.17  $          7.22  $          7.91  $         13.02  $         12.07
                            ================  ================  ===============  ===============  ===============  ===============

   Highest                  $          13.95  $          15.42  $          7.22  $          7.91  $         13.02  $         12.07
                            ================  ================  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Oppenheimer      Oppenheimer
                                                                                                     Variable         Variable
                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Account Funds    Account Funds
                                 Variable         Variable         Variable         Variable      (Service Class   (Service Class
                               Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                  Oppenheimer
                                                                  Main Street                       Oppenheimer
                                Oppenheimer      Oppenheimer       Small Cap       Oppenheimer      Aggressive       Oppenheimer
                                High Income      Main Street        Growth       Strategic Bond     Growth (SC)     Balanced (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      143,789          219,039          139,660          719,468           72,216          426,265
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,172,400  $     4,003,390  $     1,829,533  $     3,309,452  $     3,000,778  $     6,940,388
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.21  $          9.34  $         13.04  $         14.38  $         11.69  $         10.45
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.21  $          9.34  $         13.04  $         14.38  $         16.25  $         14.61
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                Variable          Variable         Variable         Variable         Variable         Variable
                              Account Funds     Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                             (Service Class    (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                 ("SC"))           ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                     Oppenheimer
                               Oppenheimer                       Oppenheimer       Oppenheimer      Oppenheimer      Main Street
                                 Capital         Oppenheimer        Global            High             Main           Small Cap
                            Appreciation (SC)   Core Bond (SC)  Securities (SC)    Income (SC)      Street (SC)      Growth (SC)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value   $      14,016,700  $     2,349,886  $     3,839,022  $     9,461,300  $    18,867,874  $     7,695,205
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets             $      14,016,700  $     2,349,886  $     3,839,022  $     9,461,300  $    18,867,874  $     7,695,205
                            =================  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units          $      14,014,807  $     2,349,886  $     3,839,022  $     9,461,300  $    18,865,918  $     7,695,205
Contracts in payout
  (annuitization) period                1,893                -                -                -            1,956                -
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets         $      14,016,700  $     2,349,886  $     3,839,022  $     9,461,300  $    18,867,874  $     7,695,205
                            =================  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      366,641          210,752          115,773        1,127,688          872,301          451,067
                            =================  ===============  ===============  ===============  ===============  ===============

Cost of investments         $      13,004,504  $     2,357,348  $     2,930,342  $     9,437,221  $    17,248,535  $     6,660,548
                            =================  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                   $           10.86  $         10.02  $         11.96  $         10.35  $         10.88  $         11.81
                            =================  ===============  ===============  ===============  ===============  ===============

   Highest                  $           13.42  $         10.22  $         18.92  $         14.09  $         14.30  $         18.80
                            =================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer
                                 Variable
                               Account Funds
                              (Service Class       Putnam           Putnam           Putnam           Putnam           Putnam
                                  ("SC"))      Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Oppenheimer      VT American
                                 Strategic       Government       VT Capital       VT Capital      VT Discovery    VT Diversified
                                 Bond (SC)         Income        Appreciation     Opportunities       Growth           Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    22,992,658  $     7,181,790  $     1,111,497  $       314,154  $     1,575,595  $     9,202,966
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    22,992,658  $     7,181,790  $     1,111,497  $       314,154  $     1,575,595  $     9,202,966
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    22,987,402  $     7,167,618  $     1,111,497  $       314,154  $     1,575,595  $     9,172,888
Contracts in payout
  (annuitization) period                5,256           14,172                -                -                -           30,078
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    22,992,658  $     7,181,790  $     1,111,497  $       314,154  $     1,575,595  $     9,202,966
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,430,185          626,683          119,516           19,896          295,609        1,050,567
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    22,484,784  $     7,331,552  $       887,094  $       275,106  $     1,266,598  $     9,128,341
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.19  $         12.13  $          8.66  $         16.26  $          4.99  $         13.34
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.22  $         12.79  $          8.85  $         16.41  $          5.10  $         13.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                VT The George         VT
                                    VT           Putnam Fund     Global Asset          VT          VT Growth and      VT Growth
                               Equity Income      of Boston       Allocation      Global Equity       Income        Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,460,987  $    17,052,277  $     9,600,930  $     6,147,981  $    49,044,589  $     1,998,768
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,460,987  $    17,052,277  $     9,600,930  $     6,147,981  $    49,044,589  $     1,998,768
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,460,987  $    17,030,961  $     9,600,930  $     6,130,103  $    49,019,727  $     1,995,933
Contracts in payout
  (annuitization) period                    -           21,316                -           17,878           24,862            2,835
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,460,987  $    17,052,277  $     9,600,930  $     6,147,981  $    49,044,589  $     1,998,768
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      105,107        1,448,792          637,512          556,378        1,861,275          413,824
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,304,903  $    15,238,838  $     8,652,700  $     7,700,639  $    43,818,843  $     2,999,683
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.73  $         10.44  $         10.17  $          5.70  $         10.37  $          4.23
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.86  $         13.33  $         14.23  $          8.89  $         15.48  $          4.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Putnam           Putnam           Putnam           Putnam             Putnam            Putnam
                          Variable Trust   Variable Trust   Variable Trust   Variable Trust     Variable Trust    Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account        Sub-Account       Sub-Account
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------

                                                                                               VT International   VT International
                             VT Health                                       VT International     Growth and            New
                             Sciences       VT High Yield      VT Income         Equity             Income         Opportunities
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------
ASSETS
Investments at fair value $     7,251,665  $     9,945,209  $    25,127,159  $    15,890,037   $     3,394,554   $       2,382,421
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------

   Total assets           $     7,251,665  $     9,945,209  $    25,127,159  $    15,890,037   $     3,394,554   $       2,382,421
                          ===============  ===============  ===============  ================  ================  =================

NET ASSETS
Accumulation units        $     7,251,665  $     9,916,102  $    25,091,971  $    15,863,394   $     3,394,554   $       2,382,421
Contracts in payout
  (annuitization) period                -           29,107           35,188           26,643                 -                   -
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------

   Total net assets       $     7,251,665  $     9,945,209  $    25,127,159  $    15,890,037   $     3,394,554   $       2,382,421
                          ===============  ===============  ===============  ================  ================  =================

FUND SHARE INFORMATION
Number of shares                  546,471        1,305,145        1,992,637          977,247           222,157             162,512
                          ===============  ===============  ===============  ================  ================  =================

Cost of investments       $     6,589,699  $    10,079,872  $    24,963,822  $    13,311,698   $     2,577,301   $       2,508,695
                          ===============  ===============  ===============  ================  ================  =================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $         10.18  $         10.43  $         10.01  $          8.88   $         11.94   $            5.74
                          ===============  ===============  ===============  ================  ================  =================

   Highest                $         13.44  $         14.91  $         12.62  $         17.11   $         13.39   $           11.35
                          ===============  ===============  ===============  ================  ================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                      VT OTC &
                                                     VT               VT             VT New                           Emerging
                               VT Investors     Mid Cap Value    Money Market     Opportunities    VT New Value        Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,318,320  $     1,391,243  $    17,026,007  $    11,646,712  $    13,221,757  $     2,141,273
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    16,318,320  $     1,391,243  $    17,026,007  $    11,646,712  $    13,221,757  $     2,141,273
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,304,699  $     1,391,243  $    17,026,007  $    11,634,429  $    13,199,585  $     2,141,273
Contracts in payout
  (annuitization) period               13,621                -                -           12,283           22,172                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    16,318,320  $     1,391,243  $    17,026,007  $    11,646,712  $    13,221,757  $     2,141,273
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,516,572           86,092       17,026,007          630,916          771,398          331,980
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    17,577,324  $     1,132,894  $    17,026,007  $    16,906,434  $    10,911,641  $     3,936,790
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          6.86  $         16.03  $          9.75  $          4.90  $         10.90  $          2.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.61  $         16.20  $         10.94  $         16.06  $         17.47  $          5.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Scudder
                                  Putnam           Putnam           Putnam           Putnam           Putnam          Variable
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust      Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                 VT Utilities
                                                VT Small Cap      Growth and
                                VT Research         Value           Income          VT Vista        VT Voyager          Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,795,776  $    11,074,586  $     5,119,862  $     7,957,619  $    24,544,286  $        43,958
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,795,776  $    11,074,586  $     5,119,862  $     7,957,619  $    24,544,286  $        43,958
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,792,588  $    11,043,610  $     5,103,808  $     7,957,619  $    24,531,551  $        43,958
Contracts in payout
  (annuitization) period                3,188           30,976           16,054                -           12,735                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,795,776  $    11,074,586  $     5,119,862  $     7,957,619  $    24,544,286  $        43,958
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      573,483          482,974          355,299          570,848          859,695            6,289
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,843,899  $     7,401,666  $     4,921,529  $     8,496,648  $    31,747,260  $        43,235
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.88  $         14.07  $         10.02  $          6.36  $          5.85  $         13.38
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.50  $         23.21  $         18.20  $         17.69  $         13.49  $         13.47
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Series I         Series I         Series I         Series I         Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                 Growth and                                          Small Cap
                              Capital Growth       Income        International    Money Market        Growth        Total Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          192              843              394           11,766              228              152
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         2,906  $         7,635  $         5,113  $        11,766  $         2,632  $         3,240
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.59  $          9.96  $         11.67  $         11.66  $         11.61  $         10.63
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.59  $         10.03  $         11.67  $         11.66  $         11.61  $         10.63
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           The Universal    The Universal     The Universal     The Universal   The Universal     The Universal
                           Institutional    Institutional     Institutional     Institutional   Institutional     Institutional
                            Funds, Inc.      Funds, Inc.       Funds, Inc.       Funds, Inc.     Funds, Inc.       Funds, Inc.
                            Sub-Account      Sub-Account       Sub-Account       Sub-Account     Sub-Account       Sub-Account
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------

                            Van Kampen       Van Kampen         Van Kampen       Van Kampen       Van Kampen       Van Kampen
                           UIF Emerging          UIF        UIF International       UIF            UIF U.S.          UIF U.S.
                          Markets Equity    Equity Growth         Magnum       Mid Cap Growth    Mid Cap Value     Real Estate
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------
ASSETS
Investments at fair value $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------

   Total assets           $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
                          ===============  ===============  =================  ==============  ===============   ===============

NET ASSETS
Accumulation units        $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
Contracts in payout
  (annuitization) period                -                -                  -               -                -                 -
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------

   Total net assets       $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
                          ===============  ===============  =================  ==============  ===============   ===============

FUND SHARE INFORMATION
Number of shares                  111,395          198,872             75,450         105,766          292,844            97,503
                          ===============  ===============  =================  ==============  ===============   ===============

Cost of investments       $     1,044,582  $     2,911,775  $         781,254  $      887,663  $     4,187,148   $     1,411,627
                          ===============  ===============  =================  ==============  ===============   ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $         15.70  $          7.70  $           10.78  $        14.14  $         11.87   $         19.42
                          ===============  ===============  =================  ==============  ===============   ===============

   Highest                $         20.82  $         12.32  $           11.93  $        15.10  $         13.83   $         25.12
                          ===============  ===============  =================  ==============  ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen
                               UIF Emerging     UIF Emerging    UIF Equity and         UIF          UIF Global           UIF
                               Markets Debt    Markets Equity       Income        Equity Growth      Franchise     Mid Cap Growth
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      534,960           78,035          382,868           90,293          364,187          188,345
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,646,925  $       771,423  $     4,875,314  $     1,160,743  $     4,990,362  $     1,771,709
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.04  $         23.52  $         10.77  $         12.12  $         10.58  $         17.92
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.79  $         23.91  $         13.56  $         14.16  $         15.07  $         18.21
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal     Van Kampen       Van Kampen       Van Kampen
                               Institutional    Institutional    Institutional        Life             Life             Life
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Investment       Investment       Investment
                                (Class II)       (Class II)       (Class II)          Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                              Van Kampen UIF   Van Kampen UIF     Van Kampen
                               Small Company    U.S. Mid Cap       UIF U.S.
                                  Growth            Value         Real Estate                      LIT Emerging
                                (Class II)       (Class II)       (Class II)      LIT Comstock        Growth       LIT Government
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,167,226  $     5,775,792  $    10,277,276  $     6,580,939  $     2,612,754  $       565,465
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     2,167,226  $     5,775,792  $    10,277,276  $     6,580,939  $     2,612,754  $       565,465
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,167,226  $     5,775,792  $    10,277,276  $     6,578,370  $     2,612,754  $       565,465
Contracts in payout
  (annuitization) period                    -                -                -            2,569                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     2,167,226  $     5,775,792  $    10,277,276  $     6,580,939  $     2,612,754  $       565,465
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      124,840          308,866          448,398          480,711           93,279           60,028
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,761,975  $     4,822,608  $     8,150,593  $     5,542,183  $     3,335,568  $       566,178
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.90  $         11.42  $         11.67  $         12.37  $          4.77  $         11.25
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.82  $         16.78  $         22.60  $         13.79  $         13.64  $         11.25
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                 Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen
                                Van Kampen          Life             Life             Life             Life             Life
                                   Life          Investment       Investment       Investment       Investment       Investment
                                Investment          Trust            Trust            Trust            Trust            Trust
                                   Trust         (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                               LIT Aggressive                     LIT Emerging    LIT Growth and         LIT
                                    LIT            Growth        LIT Comstock        Growth           Income        Money Market
                               Money Market      (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,863,442          347,465        1,583,550          135,409          608,604        8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,863,442  $     1,510,785  $    19,139,951  $     3,244,120  $    10,945,065  $     8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.40  $         11.79  $         10.52  $          8.13  $         10.94  $          9.89
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.40  $         16.00  $         14.92  $         13.27  $         16.39  $         10.08
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------

                                Wells Fargo      Wells Fargo      Wells Fargo
                                 Variable         Variable         Variable
                                   Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                              Wells Fargo VT                    Wells Fargo VT
                                 Advantage     Wells Fargo VT      Advantage
                                   Asset          Advantage          Large
                                Allocation      Equity Income    Company Core
                              ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       613,269  $       344,956  $       487,823
                              ---------------  ---------------  ---------------

   Total assets               $       613,269  $       344,956  $       487,823
                              ===============  ===============  ===============

NET ASSETS
Accumulation units            $       613,269  $       344,956  $       487,823
Contracts in payout
  (annuitization) period                    -                -                -
                              ---------------  ---------------  ---------------

   Total net assets           $       613,269  $       344,956  $       487,823
                              ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       46,994           20,339           35,922
                              ===============  ===============  ===============

Cost of investments           $       544,159  $       287,763  $       450,443
                              ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.69  $         11.05  $          6.67
                              ===============  ===============  ===============

   Highest                    $         10.69  $         11.05  $          6.67
                              ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                       AIM V. I.       AIM V. I.                                        AIM V. I.      AIM V. I.
                                       Aggressive        Basic         AIM V. I.        AIM V. I.       Capital         Capital
                                         Growth       Balanced (a)    Basic Value      Blue Chip      Appreciation    Development
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            -  $      119,909  $        4,011  $       38,029  $        5,714  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (40,023)        (96,460)        (53,364)        (74,458)       (116,170)        (11,348)
    Administrative expense                   (3,518)         (8,301)         (4,416)         (6,551)         (9,461)           (978)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (43,541)         15,148         (53,769)        (42,980)       (119,917)        (12,326)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     630,484       1,017,363         584,696         768,041       1,944,985         229,453
    Cost of investments sold                698,807       1,032,548         490,954         865,250       2,158,320         197,461
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      (68,323)        (15,185)         93,742         (97,209)       (213,335)         31,992

Realized gain distributions                       -               -          51,187               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             (68,323)        (15,185)        144,929         (97,209)       (213,335)         31,992

Change in unrealized gains (losses)         261,679         322,055         102,600         275,802       1,008,422          57,232
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         193,356         306,870         247,529         178,593         795,087          89,224
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $      149,815  $      322,018  $      193,760  $      135,613  $      675,170  $       76,898
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Previously known as AIM V. I. Balanced

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                      Sub-Account     Sub-Account     Sub-Account     Pub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                        AIM V. I.      AIM V. I.        AIM V. I.
                                        AIM V. I.     Demographic     Diversified      Government       AIM V. I.       AIM V. I.
                                      Core Equity      Trends (b)        Income        Securities        Growth        High Yield
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      164,670  $            -  $      215,061  $      210,164  $            -  $      194,237
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (144,465)        (15,378)        (45,122)        (77,552)        (71,958)        (24,647)
    Administrative expense                  (11,719)         (1,375)         (3,691)         (6,704)         (5,852)         (2,127)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              8,486         (16,753)        166,248         125,908         (77,810)        167,463
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   2,509,807         238,748         817,502       1,138,198       1,502,262         180,708
    Cost of investments sold              2,575,717         308,939         881,682       1,117,572       2,125,705         164,281
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      (65,910)        (70,191)        (64,180)         20,626        (623,443)         16,427

Realized gain distributions                       -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             (65,910)        (70,191)        (64,180)         20,626        (623,443)         16,427

Change in unrealized gains (losses)         483,332         146,859         (46,049)       (121,518)      1,032,618        (152,451)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         417,422          76,668        (110,229)       (100,892)        409,175        (136,024)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $      425,908  $       59,915  $       56,019  $       25,016  $      331,365  $       31,439
                                     ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                       AIM V. I.       AIM V. I.
                                     International      Mid Cap         AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                         Growth       Core Equity     Money Market   Premier Equity    Technology      Utilities
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       39,273  $        8,811  $       56,509  $      131,879  $            -  $       44,323
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (72,303)        (20,957)        (27,144)       (201,171)         (9,752)        (23,378)
    Administrative expense                   (6,028)         (1,644)         (2,270)        (16,390)           (861)         (1,952)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (39,058)        (13,790)         27,095         (85,682)        (10,613)         18,993
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,125,968         328,688       1,896,526       3,133,884         100,561         391,756
    Cost of investments sold              1,041,795         282,279       1,896,526       3,808,354          93,170         296,672
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       84,173          46,409               -        (674,470)          7,391          95,084

Realized gain distributions                       -          53,861               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              84,173         100,270               -        (674,470)          7,391          95,084

Change in unrealized gains (losses)         899,749          11,260               -       1,403,099           7,839         163,154
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         983,922         111,530               -         728,629          15,230         258,238
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $      944,864  $       97,740  $       27,095  $      642,947  $        4,617  $      277,231
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                       Series II       Series II       Series II       Series II       Series II       Series II
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                        AIM V. I.
                                        AIM V. I.       AIM V. I.                                        Capital        AIM V. I.
                                       Aggressive         Basic        AIM V. I.        AIM V. I.     Appreciation      Capital
                                       Growth II     Balanced II (c) Basic Value II   Blue Chip II         II        Development II
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            -  $        8,784  $            -  $        1,199  $            -  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (428)         (9,459)        (27,901)         (5,048)        (10,149)           (653)
    Administrative expense                      (28)           (707)         (3,454)           (355)         (1,137)            (45)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               (456)         (1,382)        (31,355)         (4,204)        (11,286)           (698)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       6,561          75,133         369,446          71,371          76,497           8,681
    Cost of investments sold                  4,743          67,325         336,295          61,874          69,623           7,053
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        1,818           7,808          33,151           9,497           6,874           1,628

Realized gain distributions                       -               -          23,057               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               1,818           7,808          56,208           9,497           6,874           1,628

Change in unrealized gains (losses)             (62)         18,265          51,701             601          51,508           2,629
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments           1,756          26,073         107,909          10,098          58,382           4,257
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $        1,300  $       24,691  $       76,554  $        5,894  $       47,096  $        3,559
                                     ==============  ==============  ==============  ==============  ==============  ==============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                       Series II       Series II       Series II       Series II       Series II       Series II
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                       AIM V. I.       AIM V. I.       AIM V. I.
                                       AIM V. I.      Demographic     Diversified      Government      AIM V. I.       AIM V. I.
                                     Core Equity II  Trends II (d)     Income II     Securities II     Growth II     High Yield II
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        1,529  $            -  $       11,952  $       20,596  $            -  $       65,093
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (1,568)         (1,340)         (2,740)        (12,295)         (1,277)         (7,448)
    Administrative expense                     (122)            (91)           (207)           (892)            (86)           (565)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               (161)         (1,431)          9,005           7,409          (1,363)         57,080
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      24,076           2,211          66,013         633,417          16,400          43,225
    Cost of investments sold                 19,349           1,900          68,466         647,520          12,315          40,364
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        4,727             311          (2,453)        (14,103)          4,085           2,861

Realized gain distributions                       -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               4,727             311          (2,453)        (14,103)          4,085           2,861

Change in unrealized gains (losses)             105           5,580          (4,056)          5,181           2,112         (41,644)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments           4,832           5,891          (6,509)         (8,922)          6,197         (38,783)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $        4,671  $        4,460  $        2,496  $       (1,513) $        4,834  $       18,297
                                     ==============  ==============  ==============  ==============  ==============  ==============

(d) Previously known as AIM V. I. Dent Demographics II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                       Series II       Series II       Series II       Series II       Series II       Series II
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                        AIM V. I.      AIM V. I.       AIM V. I.       AIM V. I.
                                     International      Mid Cap          Money          Premier         AIM V. I.       AIM V. I.
                                       Growth II     Core Equity II    Market II       Equity II     Technology II    Utilities II
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        1,134  $        2,162  $        7,392  $        2,313  $            -  $          729
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (2,568)        (10,413)         (4,817)         (4,862)           (151)           (648)
    Administrative expense                     (195)         (1,170)           (343)           (508)             (9)            (48)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             (1,629)         (9,421)          2,232          (3,057)           (160)             33
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      31,735         227,787         171,321          58,894             540          35,754
    Cost of investments sold                 23,154         219,947         171,321          56,814             517          28,225
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        8,581           7,840               -           2,080              23           7,529

Realized gain distributions                       -          23,520               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               8,581          31,360               -           2,080              23           7,529

Change in unrealized gains (losses)          23,185          19,545               -          15,340             138          (1,091)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          31,766          50,905               -          17,420             161           6,438
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       30,137  $       41,484  $        2,232  $       14,363  $            1  $        6,471
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                    Alliance        Alliance        Alliance        Alliance        Alliance          Alliance
                                   Bernstein       Bernstein       Bernstein       Bernstein       Bernstein         Bernstein
                                    Variable        Variable        Variable        Variable        Variable          Variable
                                    Product         Product         Product         Product         Product           Product
                                  Series Fund     Series Fund     Series Fund     Series Fund     Series Fund       Series Fund
                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                                 --------------  --------------  --------------  --------------  --------------  ------------------

                                                    Alliance       Alliance         Alliance       Alliance
                                    Alliance       Bernstein       Bernstein       Bernstein       Bernstein          Alliance
                                   Bernstein        Growth &     International     Large Cap       Small/Mid          Bernstein
                                     Growth          Income        Value (e)       Growth (f)    Cap Value (g)    Utility Income (e)
                                 --------------  --------------  --------------  --------------  --------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                        $            -  $       84,292  $           56  $            -  $       14,947  $              338
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk          (36,801)        (91,282)         (1,662)         (8,382)        (38,868)               (431)
    Administrative expense               (4,319)         (8,469)           (254)           (801)         (5,215)                (62)
                                 --------------  --------------  --------------  --------------  --------------  ------------------

    Net investment income (loss)        (41,120)        (15,459)         (1,860)         (9,183)        (29,136)               (155)
                                 --------------  --------------  --------------  --------------  --------------  ------------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               1,163,852       1,175,099         184,330         100,544         617,359              51,299
    Cost of investments sold          1,087,569       1,039,201         175,319         120,847         618,740              52,403
                                 --------------  --------------  --------------  --------------  --------------  ------------------

      Realized gains (losses)
        on fund shares                   76,283         135,898           9,011         (20,303)         (1,381)             (1,104)

Realized gain distributions                   -               -             183               -         116,338                   -
                                 --------------  --------------  --------------  --------------  --------------  ------------------

    Net realized gains (losses)          76,283         135,898           9,194         (20,303)        114,957              (1,104)

Change in unrealized gains
  (losses)                              266,423          68,971          23,112         108,644          57,587               2,340
                                 --------------  --------------  --------------  --------------  --------------  ------------------

    Net realized and unrealized
      gains (losses) on
      investments                       342,706         204,869          32,306          88,341         172,544               1,236
                                 --------------  --------------  --------------  --------------  --------------  ------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS         $      301,586  $      189,410  $       30,446  $       79,158  $      143,408  $            1,081
                                 ==============  ==============  ==============  ==============  ==============  ==================

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as Alliance Bernstein Premier Growth
(g) Previously known as Alliance Bernstein Small Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                        Alliance                                         Dreyfus
                                       Bernstein                                         Socially                        Dreyfus
                                        Variable     Delaware Group  Delaware Group    Responsible                      Variable
                                        Product         Premium         Premium          Growth      Dreyfus Stock     Investment
                                      Series Fund      Fund, Inc.      Fund, Inc.       Fund, Inc.     Index Fund         Fund
                                      Sub-Account     Sub-Account     Sub-Account      Sub-Account    Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                        Dreyfus
                                        Alliance        Delaware                        Socially
                                       Bernstein      VIP GP Small      Delaware       Responsible   Dreyfus Stock    VIF Capital
                                       Value (e)       Cap Value      VIP GP Trend     Growth Fund     Index Fund     Appreciation
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            9  $       11,995  $            -  $            -  $       94,720  $          147
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (47)        (38,494)        (12,077)         (2,841)        (67,205)         (9,463)
    Administrative expense                       (8)         (3,334)         (1,046)           (246)         (5,821)           (820)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)                (46)        (29,833)        (13,123)         (3,087)         21,694         (10,136)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       5,920         242,326          94,974          21,430         365,946          66,570
    Cost of investments sold                  6,073         172,623          76,394          23,489         317,867          61,935
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                         (153)         69,703          18,580          (2,059)         48,079           4,635

Realized gain distributions                      12         227,904               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                (141)        297,607          18,580          (2,059)         48,079           4,635

Change in unrealized gains (losses)             320           4,273          53,040          10,616         131,328          29,797
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments             179         301,880          71,620           8,557         179,407          34,432
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          133  $      272,047  $       58,497  $        5,470  $      201,101  $       24,296
                                     ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                        Dreyfus         Fidelity        Fidelity        Fidelity        Fidelity        Fidelity
                                        Variable        Variable        Variable        Variable        Variable        Variable
                                       Investment      Insurance       Insurance       Insurance       Insurance       Insurance
                                          Fund       Products Fund   Products Fund   Products Fund   Products Fund   Products Fund
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                          VIF                             VIP                          VIP Growth       VIP High
                                      Money Market   VIP Contrafund  Equity-Income     VIP Growth    Opportunities       Income
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       82,124  $       11,341  $       80,373  $       20,820  $        5,709  $      152,710
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (36,296)        (50,612)        (57,729)        (49,339)         (7,572)        (12,037)
    Administrative expense                   (3,143)         (4,384)         (5,000)         (4,273)           (656)         (1,042)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             42,685         (43,655)         17,644         (32,792)         (2,519)        139,631
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     382,171         298,897         333,384         466,687          35,480          81,938
    Cost of investments sold                382,171         230,339         286,130         442,935          32,000          79,464
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                            -          68,558          47,254          23,752           3,480           2,474

Realized gain distributions                       -             709         176,622               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                   -          69,267         223,876          23,752           3,480           2,474

Change in unrealized gains (losses)               -         647,472         (13,725)        207,903          51,869        (127,338)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments               -         716,739         210,151         231,655          55,349        (124,864)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       42,685  $      673,084  $      227,795  $      198,863  $       52,830  $       14,767
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Fidelity              Fidelity              Fidelity
                         Fidelity       Fidelity      Fidelity          Variable              Variable              Variable
                         Variable       Variable      Variable          Insurance             Insurance             Insurance
                        Insurance      Insurance      Insurance       Products Fund         Products Fund         Products Fund
                      Products Fund  Products Fund  Products Fund   (Service Class 2)     (Service Class 2)     (Service Class 2)
                       Sub-Account    Sub-Account    Sub-Account       Sub-Account           Sub-Account           Sub-Account
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

                                                                                            VIP Growth &            VIP High
                                     VIP Investment                   VIP Contrafund           Income                Income
                       VIP Index 500   Grade Bond    VIP Overseas (Service Class 2) (e) (Service Class 2) (e) (Service Class 2) (e)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends             $       60,378 $       89,698 $       8,128 $                   - $                   - $               8,869
Charges from Allstate
  Life Insurance
  Company of New
  York:
    Mortality and
     expense risk            (42,379)       (28,380)      (15,168)               (2,422)                 (491)                 (665)
    Administrative
     expense                  (3,671)        (2,458)       (1,314)                 (391)                  (83)                 (102)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

    Net investment
     income (loss)            14,328         58,860        (8,354)               (2,813)                 (574)                8,102
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

NET REALIZED AND
    UNREALIZED GAINS
   (LOSSES) ON
    INVESTMENTS
Realized gains
 (losses) on fund
 shares:

    Proceeds from
     sales                   334,293        290,925       152,938               349,542                63,305                64,343
    Cost of
     investments sold        305,696        295,783       129,744               343,632                62,708                64,146
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

     Realized gains
       (losses) on
       fund shares            28,597         (4,858)       23,194                 5,910                   597                   197

Realized gain
 distributions                     -         54,192         6,361                     -                     -                     -
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

    Net realized
     gains (losses)           28,597         49,334        29,555                 5,910                   597                   197

Change in unrealized
 gains (losses)               95,451        (85,155)      215,553                27,466                 5,718                (6,658)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

    Net realized and
      unrealized
      gains (losses)
      on investments         124,048        (35,821)      245,108                33,376                 6,315                (6,461)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

INCREASE (DECREASE)
    IN NET ASSETS
    FROM OPERATIONS   $      138,376 $       23,039 $     236,754 $              30,563 $               5,741 $               1,641
                      ============== ============== ============= ===================== ===================== =====================

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------

                         Fidelity             Franklin         Franklin          Franklin         Franklin          Franklin
                         Variable            Templeton        Templeton         Templeton        Templeton         Templeton
                         Insurance            Variable         Variable          Variable         Variable          Variable
                       Products Fund         Insurance        Insurance         Insurance        Insurance         Insurance
                     (Service Class 2)     Products Trust   Products Trust    Products Trust   Products Trust    Products Trust
                         Sub-Account         Sub-Account      Sub-Account       Sub-Account     Sub-Account       Sub-Account
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

                                           Franklin Flex    Franklin Growth                       Franklin        Franklin Large
                         VIP MidCap         Cap Growth        and Income        Franklin           Income          Cap Growth
                   (Service Class 2) (e)   Securities (e)     Securities       High Income        Securities       Securities
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends          $                   -   $           24   $       271,856   $       33,185   $      287,160    $        16,449
Charges from
  Allstate Life
  Insurance
   Company of
   New York:
    Mortality and
     expense risk                 (1,689)            (174)         (136,253)          (7,576)        (116,455)           (44,509)
    Administrative
     expense                        (254)             (21)          (19,444)          (1,072)         (16,472)            (6,204)
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

    Net investment
     income (loss)                (1,943)            (171)          116,159           24,537          154,233            (34,264)
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

NET REALIZED AND
    UNREALIZED
    GAINS (LOSSES)
    ON INVESTMENTS

Realized gains
  (losses) on fund
  shares:
    Proceeds from
     sales                       194,057              345           835,068          146,239        2,267,711            390,250
    Cost of
     investments
     sold                        187,550              326           794,824          133,951        2,272,424            384,365
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

     Realized
       gains
       (losses) on
       fund shares                 6,507               19            40,244           12,288           (4,713)             5,885

Realized gain
 distributions                         -                -            91,336                -           24,923                  -
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

    Net realized
      gains
      (losses)                     6,507               19           131,580           12,288           20,210              5,885

Change in
  unrealized gains
  (losses)                        19,921            1,947            (9,732)          (8,064)        (145,753)           109,061
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

    Net realized
     and
     unrealized
     gains
     (losses) on
     investments                  26,428            1,966           121,848            4,224         (125,543)           114,946
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS        $              24,485   $        1,795   $       238,007   $       28,761   $       28,690    $        80,682
                   =====================   ==============   ===============   ==============   ==============    ===============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                        Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                       Templeton       Templeton       Templeton       Templeton       Templeton       Templeton
                                        Variable        Variable        Variable        Variable        Variable        Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                     Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       Templeton
                                     Franklin Small                                                                    Developing
                                       Cap Value     Franklin U.S.       Mutual      Mutual Shares     Templeton        Markets
                                       Securities      Government    Discovery (e)     Securities    Asset Strategy    Securities
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       39,744  $      165,716  $            -  $      102,801  $       19,236  $       26,894
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (71,500)        (51,254)            (11)       (154,650)         (5,958)        (27,144)
    Administrative expense                  (10,080)         (7,220)             (1)        (21,624)           (516)         (3,829)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (41,836)        107,242             (12)        (73,473)         12,762          (4,079)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:

    Proceeds from sales                     405,953         443,894              13       1,410,665          42,243         407,485
    Cost of investments sold                357,774         445,999              13       1,311,535          33,749         338,728
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       48,179          (2,105)              -          99,130           8,494          68,757

Realized gain distributions                  32,149               -               -          38,508               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              80,328          (2,105)              -         137,638           8,494          68,757

Change in unrealized gains (losses)         382,338         (71,606)            106       1,017,951          (7,691)        461,362
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         462,666         (73,711)            106       1,155,589             803         530,119
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $      420,830  $       33,531  $           94  $    1,082,116  $       13,565  $      526,040
                                     ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin
                                       Templeton     Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs
                                        Variable        Variable       Variable         Variable       Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance      Lord Abbett
                                     Products Trust      Trust           Trust           Trust           Trust        Series Fund
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                        Templeton      VIT CORE
                                        Foreign        Small Cap     VIT CORE U.S.   VIT Growth and   VIT Mid Cap
                                       Securities        Equity        Equity (e)      Income (e)      Value (e)       All Value
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       81,457  $          433  $          494  $          953  $        1,189  $        5,213
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (94,107)         (1,042)           (388)           (370)         (1,259)        (12,314)
    Administrative expense                  (12,467)           (157)            (67)            (61)           (221)         (1,873)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (25,117)           (766)             39             522            (291)         (8,974)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,307,211          97,056          58,326          42,547         153,039          79,431
    Cost of investments sold              1,210,334          99,979          58,499          43,568         153,759          78,088
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       96,877          (2,923)           (173)         (1,021)           (720)          1,343

Realized gain distributions                       -          16,043               -               -          19,945           5,340
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              96,877          13,120            (173)         (1,021)         19,225           6,683

Change in unrealized gains (losses)         679,976         (11,960)          3,990           1,135          (9,928)         95,961
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         776,853           1,160           3,817             114           9,297         102,644
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $      751,736  $          394  $        3,856  $          636  $        9,006  $       93,670
                                     ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     MFS Variable    MFS Variable
                                      Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett      Insurance       Insurance
                                      Series Fund     Series Fund     Series Fund     Series Fund        Trust           Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                       Growth and       Growth          Mid-Cap           MFS        MFS Investors
                                     Bond-Debenture      Income      Opportunities       Value        High Income        Trust
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      162,780  $       26,324  $            -  $       21,077  $       31,230  $        5,670
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (24,443)        (24,708)        (10,903)        (40,706)         (6,094)        (11,898)
    Administrative expense                   (3,568)         (3,361)         (1,568)         (5,598)           (528)         (1,031)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            134,769          (1,745)        (12,471)        (25,227)         24,608          (7,259)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     271,102         294,513          80,063         619,936         163,516          61,618
    Cost of investments sold                273,559         288,117          77,398         614,074         156,993          53,276
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       (2,457)          6,396           2,665           5,862           6,523           8,342

Realized gain distributions                  35,622         160,833          16,490         287,987               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              33,165         167,229          19,155         293,849           6,523           8,342

Change in unrealized gains (losses)        (144,603)        (64,998)         49,446           3,333         (29,470)         62,598
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        (111,438)        102,231          68,601         297,182         (22,947)         70,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       23,331  $      100,486  $       56,130  $      271,955  $        1,661  $       63,681
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                      MFS Variable    MFS Variable      Variable        Variable        Variable        Variable
                                       Insurance       Insurance       Investment      Investment      Investment      Investment
                                         Trust           Trust           Series          Series          Series          Series
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                        MFS New       MFS Research     Aggressive       Dividend                        European
                                       Discovery        Bond (h)         Equity          Growth          Equity          Growth
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            -  $       75,486  $            -  $      426,198  $            -  $      108,917
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (7,569)        (16,765)        (20,644)       (416,491)       (256,779)       (113,533)
    Administrative expense                     (655)         (1,452)         (1,569)        (31,692)        (19,632)         (8,778)
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)             (8,224)         57,269         (22,213)        (21,985)       (276,411)        (13,394)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      67,043         197,505         647,582       6,365,986       3,952,002       1,841,975
    Cost of investments sold                 61,325         196,511         750,169       6,924,176       5,250,472       1,880,201
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        5,718             994        (102,587)       (558,190)     (1,298,470)        (38,226)

Realized gain distributions                       -          12,741               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               5,718          13,735        (102,587)       (558,190)     (1,298,470)        (38,226)

Change in unrealized gains (losses)          29,192         (67,195)        408,919       1,809,930       4,605,461         634,840
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          34,910         (53,460)        306,332       1,251,740       3,306,991         596,614
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       26,686  $        3,809  $      284,119  $    1,229,755  $    3,030,580  $      583,220
                                     ==============  ==============  ==============  ==============  ==============  ==============

(h) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                     Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                        Variable        Variable        Variable        Variable        Variable        Variable
                                       Investment      Investment      Investment      Investment      Investment      Investment
                                         Series          Series          Series          Series          Series          Series
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                         Global
                                        Global          Dividend                                                         Limited
                                       Advantage         Growth        High Yield    Income Builder   Information       Duration
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        2,753  $      160,439  $       97,853  $       49,400  $            -  $       78,123
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (13,107)       (124,538)        (17,188)        (24,238)         (3,158)        (26,291)
    Administrative expense                     (974)         (9,652)         (1,289)         (1,829)           (245)         (2,003)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (11,328)         26,249          79,376          23,333          (3,403)         49,829
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     235,286       1,868,259         288,634         475,837         325,948         490,235
    Cost of investments sold                299,777       1,595,411         698,292         435,587         333,410         514,089
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      (64,491)        272,848        (409,658)         40,250          (7,462)        (23,854)

Realized gain distributions                       -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             (64,491)        272,848        (409,658)         40,250          (7,462)        (23,854)

Change in unrealized gains (losses)         119,390         143,472         339,158          32,097          (2,186)        (17,971)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          54,899         416,320         (70,500)         72,347          (9,648)        (41,825)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       43,571  $      442,569  $        8,876  $       95,680  $      (13,051) $        8,004
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Morgan Stanley
                                     Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley     Variable
                                        Variable        Variable        Variable        Variable        Variable       Investment
                                       Investment      Investment      Investment      Investment      Investment        Series
                                         Series          Series          Series          Series          Series     (Class Y Shares)
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       Aggressive
                                                         Quality                                                         Equity
                                      Money Market     Income Plus    S&P 500 Index    Strategist      Utilities    (Class Y Shares)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      189,205  $      819,404  $       95,550  $      329,238  $      228,229  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (88,376)       (206,264)        (77,847)       (214,907)       (125,531)        (21,672)
    Administrative expense                   (6,641)        (15,440)         (5,826)        (16,347)         (9,520)         (2,471)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             94,188         597,700          11,877          97,984          93,178         (24,143)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   2,157,770       4,522,971       1,071,719       2,910,844       1,336,435         296,599
    Cost of investments sold              2,157,770       4,473,254       1,080,633       2,688,382       1,368,460         236,726
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                            -          49,717          (8,914)        222,462         (32,025)         59,873

Realized gain distributions                       -               -               -       1,483,578               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                   -          49,717          (8,914)      1,706,040         (32,025)         59,873

Change in unrealized gains (losses)               -        (332,735)        159,680        (714,649)      1,144,781         260,317
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments               -        (283,018)        150,766         991,391       1,112,756         320,190
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       94,188  $      314,682  $      162,643  $    1,089,375  $    1,205,934  $      296,047
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            Dividend                             European          Global            Global
                             Growth            Equity             Growth          Advantage      Dividend Growth     High Yield
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
    (LOSS)
Dividends               $         44,698  $              -  $          9,812  $            104  $         24,032  $        155,447
Charges from Allstate
  Life Insurance
  Company of New York:
    Mortality and
      expense risk               (57,503)          (39,449)          (13,673)           (3,072)          (22,228)          (32,078)
    Administrative
      expense                     (5,729)           (4,330)           (1,442)             (408)           (2,525)           (3,307)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              (18,534)          (43,779)           (5,303)           (3,376)             (721)          120,062
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from
      sales                      587,538           558,473           127,564            84,478           256,911           239,343
    Cost of
      investments sold           538,249           500,106           106,787            81,232           226,805           235,747
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on
        fund shares               49,289            58,367            20,777             3,246            30,106             3,596

Realized gain
  distributions                        -                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized
      gains
      (losses)                    49,289            58,367            20,777             3,246            30,106             3,596

Change in unrealized
  gains (losses)                 118,346           424,791            49,951            11,119            48,980          (115,311)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments             167,635           483,158            70,728            14,365            79,086          (111,715)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $        149,101  $        439,379  $         65,425  $         10,989  $         78,365  $          8,347
                        ================  ================  ================  ================  ================  ================


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                 Limited                             Quality
                         Income Builder      Information         Duration        Money Market      Income Plus     S&P 500 Index
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
    (LOSS)
Dividends               $         51,440  $              -  $        207,617  $         91,895  $        310,671  $         73,809
Charges from Allstate
  Life Insurance
  Company of New York:
    Mortality and
      expense risk               (27,780)           (1,924)          (77,622)          (50,163)          (85,529)          (71,491)
    Administrative
      expense                     (2,648)             (229)           (8,101)           (6,059)           (9,118)           (7,733)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)               21,012            (2,153)          121,894            35,673           216,024            (5,415)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          318,797            26,668         1,344,605         2,025,927         1,226,642         1,201,225
    Cost of investments
      sold                       287,590            24,608         1,387,816         2,025,927         1,237,876         1,096,772
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on fund
        shares                    31,207             2,060           (43,211)                -           (11,234)          104,453

Realized gain
  distributions                        -                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
     (losses)                     31,207             2,060           (43,211)                -           (11,234)          104,453

Change in unrealized
   gains (losses)                 49,219            (2,349)          (79,898)                -          (112,046)           46,479
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                 80,426              (289)         (123,109)                -          (123,280)          150,932
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        101,438  $         (2,442) $         (1,215) $         35,673  $         92,744  $        145,517
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley
                            Variable          Variable
                           Investment        Investment       Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer
                             Series            Series           Variable          Variable          Variable          Variable
                        (Class Y Shares)  (Class Y Shares)    Account Funds     Account Funds     Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                               Oppenheimer      Oppenheimer                         Oppenheimer
                           Strategist         Utilities        Aggressive         Capital          Oppenheimer         Global
                        (Class Y Shares)  (Class Y Shares)       Growth         Appreciation      Core Bond (i)      Securities
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
    (LOSS)
Dividends               $         55,128  $         20,668  $              -  $         19,967  $         93,384  $         15,013
Charges from Allstate
  Life Insurance Company
  of New York:
    Mortality and
      expense risk               (42,862)          (13,372)          (23,135)          (24,007)          (22,424)          (17,255)
    Administrative
      expense                     (3,703)           (1,368)           (2,004)           (2,079)           (1,942)           (1,495)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)                8,563             5,928           (25,139)           (6,119)           69,018            (3,737)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          297,267           259,996           120,427           514,887           295,011           160,161
    Cost of investments
      sold                       260,303           236,832           104,384           477,309           292,428           129,384
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on fund
        shares                    36,964            23,164            16,043            37,578             2,583            30,777

Realized gain
  distributions                  278,854                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   315,818            23,164            16,043            37,578             2,583            30,777

Change in unrealized
  gains (losses)                (125,019)           86,730           229,053            40,743           (47,282)          168,250
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                190,799           109,894           245,096            78,321           (44,699)          199,027
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        199,362  $        115,822  $        219,957  $         72,202  $         24,319  $        195,290
                        ================  ================  ================  ================  ================  ================

(i) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Oppenheimer     Oppenheimer
                                                                                                        Variable        Variable
                                      Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Account Funds   Account Funds
                                        Variable        Variable        Variable        Variable     (Service Class  (Service Class
                                     Account Funds   Account Funds   Account Funds   Account Funds      ("SC"))         ("SC"))
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                      Oppenheimer
                                                                       Main Street                    Oppenheimer
                                      Oppenheimer     Oppenheimer      Small Cap      Oppenheimer      Aggressive     Oppenheimer
                                      High Income     Main Street        Growth      Strategic Bond   Growth (SC)    Balanced (SC)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       74,645  $       60,905  $            -  $      166,136  $            -  $       85,682
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (13,900)        (53,272)        (24,450)        (42,394)        (37,711)        (78,251)
    Administrative expense                   (1,204)         (4,614)         (2,118)         (3,672)         (5,223)        (11,359)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             59,541           3,019         (26,568)        120,070         (42,934)         (3,928)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                     117,495         317,266         279,763         342,793         322,177         533,016
    Cost of investments sold                115,200         277,875         232,219         311,976         289,727         521,447
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        2,295          39,391          47,544          30,817          32,450          11,569

Realized gain distributions                       -               -          53,835               -               -         193,117
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               2,295          39,391         101,379          30,817          32,450         204,686

Change in unrealized gains (losses)         (48,363)        174,770         109,948        (101,530)        329,967         (62,359)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         (46,068)        214,161         211,327         (70,713)        362,417         142,327
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       13,473  $      217,180  $      184,759  $       49,357  $      319,483  $      138,399
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer      Oppenheimer     Oppenheimer      Oppenheimer     Oppenheimer    Oppenheimer
                                       Variable         Variable        Variable         Variable        Variable       Variable
                                    Account Funds    Account Funds    Account Funds    Account Funds   Account Funds  Account Funds
                                   (Service Class    (Service Class  (Service Class   (Service Class  (Service Class (Service Class
                                       ("SC"))          ("SC"))         ("SC"))          ("SC"))         ("SC"))        ("SC"))
                                     Sub-Account       Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

                                                                                                                      Oppenheimer
                                     Oppenheimer       Oppenheimer     Oppenheimer      Oppenheimer    Oppenheimer    Main Street
                                       Capital            Core            Global           High            Main        Small Cap
                                  Appreciation (SC)   Bond (SC) (j)  Securities (SC)    Income (SC)     Street (SC)   Growth (SC)
                                  -----------------  --------------  ---------------  --------------  -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                         $          58,638  $       42,908  $        26,017  $      428,335  $      137,676 $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (138,672)        (19,294)         (44,343)       (106,832)       (184,921)       (76,024)
    Administrative expense                  (19,249)         (2,831)          (6,106)        (15,071)        (26,540)       (10,773)
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

    Net investment income (loss)            (99,283)         20,783          (24,432)        306,432         (73,785)       (86,797)
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     870,948         150,057          348,957         737,892       1,042,017        469,442
    Cost of investments sold                829,552         151,804          284,215         744,834         972,108        423,328
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

      Realized gains (losses)
        on fund shares                       41,396          (1,747)          64,742          (6,942)         69,909         46,114

Realized gain distributions                       -               -                -               -               -        118,883
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

    Net realized gains (losses)              41,396          (1,747)          64,742          (6,942)         69,909        164,997

Change in unrealized gains
   (losses)                                 583,879          (9,856)         375,856        (245,513)        706,737        511,395
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

    Net realized and unrealized
      gains (losses) on
      investments                           625,275         (11,603)         440,598        (252,455)        776,646        676,392
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS               $         525,992  $        9,180  $       416,166  $       53,977  $      702,861 $      589,595
                                  =================  ==============  ===============  ==============  ============== ==============

(j) Previously known as Oppenheimer Bond (SC)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      Oppenheimer
                                        Variable
                                     Account Funds
                                     (Service Class      Putnam          Putnam          Putnam          Putnam          Putnam
                                        ("SC"))      Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                      Oppenheimer     VT American
                                       Strategic       Government      VT Capital      VT Capital     VT Discovery   VT Diversified
                                       Bond (SC)         Income       Appreciation   Opportunities       Growth          Income
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      625,801  $      247,236  $        4,753  $            -  $            -  $      683,817
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (237,483)        (97,859)        (14,275)         (3,215)        (20,486)       (120,343)
    Administrative expense                  (33,465)              -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            354,853         149,377          (9,522)         (3,215)        (20,486)        563,474
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,059,372       1,118,461         206,996          25,445         139,038       1,165,039
    Cost of investments sold              1,044,054       1,140,723         174,228          23,992         117,802       1,149,726
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       15,318         (22,262)         32,768           1,453          21,236          15,313

Realized gain distributions                       -          16,482               -             944               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              15,318          (5,780)         32,768           2,397          21,236          15,313

Change in unrealized gains (losses)        (176,161)       (139,347)         44,042          25,026          85,871        (417,063)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        (160,843)       (145,127)         76,810          27,423         107,107        (401,750)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $      194,010  $        4,250  $       67,288  $       24,208  $       86,621  $      161,724
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                     Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                     VT The George        VT
                                           VT         Putnam Fund     Global Asset         VT        VT Growth and     VT Growth
                                     Equity Income     of Boston       Allocation    Global Equity       Income      Opportunities
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       10,764  $      337,372  $       87,364  $       48,115  $      754,605  $       13,376
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (16,504)       (220,806)       (111,174)        (77,588)       (625,030)        (26,189)
    Administrative expense                        -          (7,097)         (6,229)              -          (8,260)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             (5,740)        109,469         (30,039)        (29,473)        121,315         (12,813)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     207,681       2,514,322       1,061,694         638,408       5,081,834         483,083
    Cost of investments sold                188,056       2,273,659         983,703         844,889       4,686,245         769,465
                                     --------------  --------------  --------------  --------------  --------------  --------------

     Realized gains (losses)
        on fund shares                       19,625         240,663          77,991        (206,481)        395,589        (286,382)

Realized gain distributions                  14,841               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              34,466         240,663          77,991        (206,481)        395,589        (286,382)

Change in unrealized gains (losses)          29,245          82,706         428,923         673,104       1,313,214         342,772
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          63,711         323,369         506,914         466,623       1,708,803          56,390
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       57,971  $      432,838  $      476,875  $      437,150  $    1,830,118  $       43,577
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      Putnam         Putnam          Putnam           Putnam           Putnam           Putnam
                                  Variable Trust Variable Trust  Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                   Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account       Sub-Account
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

                                                                                                  VT International VT International
                                    VT Health                                    VT International     Growth and          New
                                     Sciences    VT High Yield     VT Income          Equity            Income       Opportunities
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                         $        4,116 $      727,976  $      693,795  $        208,260 $         26,780 $         14,651
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk           (92,500)      (123,792)       (296,997)         (188,603)         (39,989)         (27,901)
    Administrative expense                (1,249)        (7,642)        (12,558)           (6,244)               -                -
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

    Net investment income (loss)         (89,633)       596,542         384,240            13,413          (13,209)         (13,250)
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS

Realized gains (losses) on
  fund shares:

    Proceeds from sales                1,022,994      1,235,845       3,695,953         1,906,295          440,080          500,080
    Cost of investments sold             989,067      1,269,094       3,700,147         1,699,605          368,888          587,861
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

      Realized gains (losses)
        on fund shares                    33,927        (33,249)         (4,194)          206,690           71,192          (87,781)

Realized gain distributions                    -              -         241,320                 -                -                -
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

    Net realized gains (losses)           33,927        (33,249)        237,126           206,690           71,192          (87,781)

Change in unrealized gains
   (losses)                              847,044       (399,912)       (406,003)        1,341,279          329,027          445,194
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

    Net realized and unrealized
      gains (losses) on
      investments                        880,971       (433,161)       (168,877)        1,547,969          400,219          357,413
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS               $      791,338 $      163,381  $      215,363  $      1,561,382 $        387,010 $        344,163
                                  ============== ==============  ==============  ================ ================ ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                        Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                    Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       VT OTC &
                                                          VT              VT            VT New                         Emerging
                                     VT Investors   Mid Cap Value    Money Market   Opportunities    VT New Value       Growth
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      158,681  $        2,276  $      345,357  $       12,587  $       91,026  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk            (204,342)        (15,617)       (177,787)       (149,692)       (146,874)        (27,831)
    Administrative expense                  (1,086)              -         (16,554)         (1,005)         (5,923)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (46,747)        (13,341)        151,016        (138,110)        (61,771)        (27,831)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,866,005          95,529       4,512,226       1,833,342       1,349,542         574,440
    Cost of investments sold             2,134,418          81,189       4,512,226       2,831,162       1,134,450       1,012,721
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    (268,413)         14,340               -        (997,820)        215,092        (438,281)

Realized gain distributions                      -          18,279               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           (268,413)         32,619               -        (997,820)        215,092        (438,281)

Change in unrealized gains (losses)      1,449,887         103,544               -       2,076,011         396,578         597,311
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments      1,181,474         136,163               -       1,078,191         611,670         159,030
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $    1,134,727  $      122,822  $      151,016  $      940,081  $      549,899  $      131,199
                                    ==============  ==============  ==============  ==============  ==============  -=============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Scudder
                                        Putnam          Putnam          Putnam          Putnam          Putnam         Variable
                                    Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust     Series I
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                     VT Utilities
                                                     VT Small Cap     Growth and                                     21st Century
                                      VT Research        Value          Income         VT Vista       VT Voyager      Growth (k)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       58,982  $       20,484  $       90,705  $            -  $      167,050  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (88,768)       (146,328)        (62,554)        (98,232)       (317,141)             (4)
    Administrative expense                  (1,224)         (1,109)         (1,030)         (1,368)         (8,924)             (3)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (31,010)       (126,953)         27,121         (99,600)       (159,015)             (7)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    998,002       2,154,618         429,443       1,134,061       3,698,256           2,642
    Cost of investments sold             1,036,860       1,493,086         417,307       1,301,856       5,201,518           4,661
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     (38,858)        661,532          12,136        (167,795)     (1,503,262)         (2,019)

Realized gain distributions                      -         664,693               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            (38,858)      1,326,225          12,136        (167,795)     (1,503,262)         (2,019)

Change in unrealized gains (losses)        316,111        (593,813)        291,663       1,060,438       2,673,681           1,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        277,253         732,412         303,799         892,643       1,170,419            (253)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      246,243  $      605,459  $      330,920  $      793,043  $    1,011,404  $         (260)
                                    ==============  ==============  ==============  ==============  ==============  ==============

(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    Scudder         Scudder           Scudder           Scudder        Scudder         Scudder
                                    Variable        Variable          Variable          Variable       Variable        Variable
                                    Series I        Series I          Series I          Series I       Series I        Series I
                                  Sub-Account     Sub-Account       Sub-Account       Sub-Account     Sub-Account     Sub-Account
                                 --------------  --------------  -----------------  --------------  --------------  --------------

                                                                                       Growth and
                                  Balanced (l)        Bond       Capital Growth (m)       Income      International   Money Market
                                 --------------  --------------  ------------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                        $          100  $        1,541  $                -  $          100  $           61  $          313
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (6)           (213)                 (8)            (35)            (15)            (58)
    Administrative expense                   (3)           (130)                 (7)            (23)            (11)            (36)
                                 --------------  --------------  ------------------  --------------  --------------  --------------

    Net investment income (loss)             91           1,198                 (15)             42              35             219
                                 --------------  --------------  ------------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   3,276             339                  12              54              24              94
    Cost of investments sold              3,141             334                  13              54              34              94
                                 --------------  --------------  ------------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      135               5                  (1)              -             (10)              -

Realized gain distributions                   -             393                   -               -               -               -
                                 --------------  --------------  ------------------  --------------  --------------  --------------

    Net realized gains (losses)             135             398                  (1)              -             (10)              -

Change in unrealized gains
 (losses)                                  (312)           (819)                343             369             544               -
                                 --------------  --------------  ------------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                          (177)           (421)                342             369             534               -
                                 --------------  --------------  ------------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS       $          (86) $          777  $              327  $          411  $          569  $          219
                                 ==============  ==============  ================== ==============  ==============  ==============

(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------  ------------------------------------------------

                                 Scudder         Scudder          Scudder          The Universal  The Universal     The Universal
                                 Variable        Variable         Variable         Institutional  Institutional     Institutional
                                Series II       Series II         Series II          Funds, Inc.    Funds, Inc.       Funds, Inc.
                               Sub-Account     Sub-Account       Sub-Account         Sub-Account    Sub-Account       Sub-Account
                             --------------  --------------  --------------------  --------------  -------------  -----------------

                                                                                     Van Kampen      Van Kampen       Van Kampen
                                                Small Cap                           UIF Emerging         UIF      UIF International
                               Growth (m)    Growth (e) (k)  Total Return (e) (l)  Markets Equity  Equity Growth        Magnum
                             --------------  --------------  --------------------  --------------  -------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $           26  $            -  $                  -  $       5,365   $      14,671  $          11,703
Charges from Allstate Life
  Insurance Company of New
    York:
    Mortality and expense
      risk                               (4)             (8)                  (12)       (18,367)        (40,056)           (12,627)
    Administrative expense               (3)             (6)                   (7)        (1,361)         (3,834)              (941)
                             --------------  --------------  --------------------  --------------  -------------  -----------------

    Net investment income
      (loss)                             19             (14)                  (19)       (14,363)        (29,219)            (1,865)
                             --------------  --------------  --------------------  --------------  -------------  -----------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               2,925              12                    16         244,054        614,491            198,451
    Cost of investments
      sold                            3,575              11                    17         175,785        645,282            180,464
                             --------------  --------------  --------------------  --------------  -------------  -----------------

      Realized gains
        (losses)on fund
        shares                         (650)              1                    (1)         68,269        (30,791)            17,987

Realized gain distributions               -               -                     -               -              -                  -
                             --------------  --------------  --------------------  --------------  -------------  -----------------

    Net realized gains
      (losses)                         (650)              1                    (1)         68,269        (30,791)            17,987

Change in unrealized gains
  (losses)                              531             439                   225         336,417        445,420             68,729
                             --------------  --------------  --------------------  --------------  -------------  -----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                      (119)            440                   224         404,686        414,629             86,716
                             --------------  --------------  --------------------  --------------  -------------  -----------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS   $         (100) $          426  $                205  $      390,323  $     385,410  $          84,851
                             ==============  ==============  ====================  ==============  =============  =================

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    The Universal   The Universal   The Universal
                                    The Universal   The Universal   The Universal   Institutional   Institutional   Institutional
                                    Institutional   Institutional   Institutional    Funds, Inc.     Funds, Inc.     Funds, Inc.
                                     Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)      (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                      Van Kampen      Van Kampen      Van Kampen
                                      Van Kampen      Van Kampen      Van Kampen     UIF Emerging    UIF Emerging   UIF Equity and
                                         UIF           UIF U.S.        UIF U.S.      Markets Debt   Markets Equity      Income
                                    Mid Cap Growth  Mid Cap Value    Real Estate      (Class II)      (Class II)      (Class II)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       17,205  $       28,069  $      294,475  $        3,635  $       27,224
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (14,845)        (72,293)        (30,498)        (48,846)        (12,936)        (56,225)
    Administrative expense                  (1,111)         (7,496)         (2,272)         (7,284)         (1,871)         (7,640)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (15,956)        (62,584)         (4,701)        238,345         (11,172)        (36,641)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    205,809       1,021,809         681,121         592,440         275,106         837,928
    Cost of investments sold               146,899         852,417         451,764         576,892         230,714         811,352
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      58,910         169,392         229,357          15,548          44,392          26,576

Realized gain distributions                      -          76,714          61,998          62,817               -          43,490
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             58,910         246,106         291,355          78,365          44,392          70,066

Change in unrealized gains (losses)        130,172         363,610          40,364          96,070         243,366         233,571
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        189,082         609,716         331,719         174,435         287,758         303,637
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      173,126  $      547,132  $      327,018  $      412,780  $      276,586  $      266,996
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    The Universal   The Universal   The Universal   The Universal   The Universal   The Universal
                                    Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                                     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                      Van Kampen      Van Kampen      Van Kampen    Van Kampen UIF  Van Kampen UIF    Van Kampen
                                         UIF          UIF Global         UIF        Small Company    U.S. Mid Cap      UIF U.S.
                                    Equity Growth     Franchise     Mid Cap Growth      Growth          Value        Real Estate
                                      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $        4,072  $            -  $            -  $            -  $       13,268  $      100,281
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (17,149)        (59,982)        (27,502)        (26,705)        (69,616)       (113,275)
    Administrative expense                  (2,264)         (8,496)         (3,702)         (3,645)         (9,436)        (16,420)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (15,341)        (68,478)        (31,204)        (30,350)        (65,784)        (29,414)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    239,832         929,317         375,973         253,436         842,849       1,584,769
    Cost of investments sold               225,831         885,736         342,429         220,926         767,976       1,341,121
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      14,001          43,581          33,544          32,510          74,873         243,648

Realized gain distributions                      -          12,604               -          11,847          71,711         236,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             14,001          56,185          33,544          44,357         146,584         480,032

Change in unrealized gains (losses)        170,874         440,402         291,257         195,694         443,025         982,259
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        184,875         496,587         324,801         240,051         589,609       1,462,291
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      169,534  $      428,109  $      293,597  $      209,701  $      523,825  $    1,432,877
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Van Kampen      Van Kampen
                                      Van Kampen      Van Kampen      Van Kampen      Van Kampen         Life            Life
                                         Life            Life            Life            Life         Investment      Investment
                                      Investment      Investment      Investment      Investment        Trust           Trust
                                        Trust           Trust           Trust           Trust         (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                    LIT Aggressive
                                                     LIT Emerging                         LIT           Growth       LIT Comstock
                                     LIT Comstock       Growth      LIT Government   Money Market     (Class II)      (Class II)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       74,093  $        6,741  $       21,777  $       52,779  $            -  $      150,736
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (79,267)        (32,404)         (6,601)        (23,064)        (24,273)       (255,880)
    Administrative expense                  (6,340)         (2,547)           (572)         (1,997)         (3,216)        (32,184)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (11,514)        (28,210)         14,604          27,718         (27,489)       (137,328)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    963,365         420,581          99,160         864,846         322,825       3,209,225
    Cost of investments sold               837,739         600,594          99,993         864,846         287,087       3,115,634
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     125,626        (180,013)           (833)              -          35,738          93,591

Realized gain distributions                202,663               -               -               -               -         521,950
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            328,289        (180,013)           (833)              -          35,738         615,541

Change in unrealized gains (losses)       (122,984)        365,879          (1,127)              -         148,585         114,595
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        205,305         185,866          (1,960)              -         184,323         730,136
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      193,791  $      157,656  $       12,644  $       27,718  $      156,834  $      592,808
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                  Van Kampen      Van Kampen      Van Kampen
                                     Life            Life            Life
                                  Investment      Investment      Investment     Wells Fargo       Wells Fargo       Wells Fargo
                                    Trust           Trust           Trust          Variable          Variable          Variable
                                  (Class II)      (Class II)      (Class II)        Trust             Trust             Trust
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account
                                --------------  --------------  --------------  --------------  -----------------  ----------------

                                                                                Wells Fargo VT                      Wells Fargo VT
                                 LIT Emerging   LIT Growth and       LIT          Advantage       Wells Fargo VT      Advantage
                                    Growth          Income       Money Market       Asset           Advantage           Large
                                  (Class II)      (Class II)      (Class II)    Allocation (n)  Equity Income (o)  Company Core (p)
                                --------------  --------------  --------------  --------------  -----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $          384  $       74,529  $      188,013  $       12,518   $          4,855  $          2,741
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk         (46,663)       (134,954)        (99,085)         (6,939)            (3,845)           (4,980)
    Administrative expense              (5,819)        (18,734)        (14,416)           (601)              (333)             (431)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

    Net investment income (loss)       (52,098)        (79,159)         74,512           4,978                677            (2,670)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                311,271       1,125,582       1,481,441          60,147             13,684            21,109
    Cost of investments sold           284,875       1,037,282       1,481,441          53,909             11,558            19,493
                                --------------  --------------  --------------  --------------  -----------------  ----------------

      Realized gains (losses)
        on fund shares                  26,396          88,300               -           6,238              2,126             1,616

Realized gain distributions                  -         210,451               -          13,201                  -                 -
                                --------------  --------------  --------------  --------------  -----------------  ----------------

    Net realized gains (losses)         26,396         298,751               -          19,439              2,126             1,616

Change in unrealized gains
  (losses)                             254,156         577,306               -          (2,959)            10,900            (9,779)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

    Net realized and unrealized
      gains (losses) on
      investments                      280,552         876,057               -          16,480             13,026            (8,163)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS      $      228,454  $      796,898  $       74,512  $       21,458  $          13,703  $        (10,833)
                                ==============  ==============  ==============  ==============  =================  ================

(n) Previously known as Wells Fargo VT Asset Allocation
(o) Previously known as Wells Fargo VT Equity Income
(p) Previously known as Wells Fargo VT Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                           Aggressive Growth              Basic Balanced (a)                  Basic Value
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (43,541) $      (42,506) $       15,148  $       11,957  $      (53,769) $      (50,007)
Net realized gains (losses)                 (68,323)        (86,829)        (15,185)        (64,715)        144,929          86,514
Change in unrealized gains (losses)         261,679         485,637         322,055         542,351         102,600         335,492
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           149,815         356,302         322,018         489,593         193,760         371,999
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,335           5,644          33,082         154,812          27,787         264,652
Benefit payments                            (25,403)        (50,028)       (109,948)       (285,029)        (15,043)        (30,332)
Payments on termination                    (263,367)       (200,191)       (638,928)       (601,525)       (430,903)       (308,763)
Contract maintenance charge                  (3,181)         (3,346)         (6,213)         (6,566)         (3,857)         (4,141)
Transfers among the sub-accounts
  and with the Fixed Account - net           27,516          86,920         269,284         397,935         517,126         903,944
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (260,100)       (161,001)       (452,723)       (340,373)         95,110         825,360
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (110,285)        195,301        (130,705)        149,220         288,870       1,197,359

NET ASSETS AT BEGINNING OF PERIOD         3,687,638       3,492,337       8,454,450       8,305,230       4,295,279       3,097,920
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    3,577,353  $    3,687,638  $    8,323,745  $    8,454,450  $    4,584,149  $    4,295,279
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  422,017         442,582         964,522       1,007,910         352,935         276,173
      Units issued                           58,084          39,156          89,333         113,558          62,258         127,316
      Units redeemed                        (88,845)        (59,721)       (142,087)       (156,946)        (55,300)        (50,554)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        391,256         422,017         911,768         964,522         359,893         352,935
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Previously known as AIM V. I. Balanced

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                               Blue Chip                 Capital Appreciation             Capital Development
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (42,980) $      (75,636) $     (119,917) $     (128,399) $      (12,326) $      (12,613)
Net realized gains (losses)                 (97,209)       (113,378)       (213,335)       (277,335)         31,992          11,590
Change in unrealized gains (losses)         275,802         418,098       1,008,422         890,954          57,232         117,173
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           135,613         229,084         675,170         485,220          76,898         116,150
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     23,848         121,960         108,130         362,465           6,900             450
Benefit payments                            (60,290)        (64,900)       (203,926)       (143,385)        (31,182)        (11,846)
Payments on termination                    (478,548)       (625,542)       (979,130)       (756,534)       (103,617)        (65,226)
Contract maintenance charge                  (8,574)         (9,452)         (6,308)         (7,208)           (734)           (731)
Transfers among the sub-accounts
  and with the Fixed Account - net           41,695         498,071        (299,803)        401,245         129,639        (106,227)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (481,869)        (79,863)     (1,381,037)       (143,417)          1,006        (183,580)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (346,256)        149,221        (705,867)        341,803          77,904         (67,430)

NET ASSETS AT BEGINNING OF PERIOD         6,880,684       6,731,463      10,013,612       9,671,809         967,432       1,034,862
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    6,534,428  $    6,880,684  $    9,307,745  $   10,013,612  $    1,045,336  $      967,432
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,062,153       1,088,267       1,141,925       1,133,517          76,375          93,457
      Units issued                           71,041         120,341          91,670         195,042          17,874          14,150
      Units redeemed                       (147,846)       (146,455)       (201,453)       (186,634)        (17,875)        (31,232)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        985,348       1,062,153       1,032,142       1,141,925          76,374          76,375
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                              Core Equity               Demographic Trends (b)            Diversified Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        8,486  $      (48,512) $      (16,753) $      (18,531) $      166,248  $      166,481
Net realized gains (losses)                 (65,910)       (169,658)        (70,191)        (74,547)        (64,180)        (78,951)
Change in unrealized gains (losses)         483,332       1,121,893         146,859         190,322         (46,049)         49,928
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           425,908         903,723          59,915          97,244          56,019         137,458
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     85,651         135,730           2,110           1,810          61,712         179,720
Benefit payments                           (373,057)       (289,407)        (40,282)        (41,401)       (194,538)        (60,581)
Payments on termination                  (1,366,196)       (985,030)       (110,728)        (85,641)       (490,696)       (454,389)
Contract maintenance charge                  (8,532)         (9,506)         (1,159)         (1,307)         (1,685)         (1,715)
Transfers among the sub-accounts
  and with the Fixed Account - net         (383,029)        142,931         (66,809)        (57,714)        142,483         (55,746)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (2,045,163)     (1,005,282)       (216,868)       (184,253)       (482,724)       (392,711)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (1,619,255)       (101,559)       (156,953)        (87,009)       (426,705)       (255,253)

NET ASSETS AT BEGINNING OF PERIOD        12,643,458      12,745,017       1,512,487       1,599,496       3,899,184       4,154,437
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   11,024,203  $   12,643,458  $    1,355,534  $    1,512,487  $    3,472,479  $    3,899,184
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,181,850       1,257,517         289,032         325,952         322,653         351,955
      Units issued                           70,851         103,104          10,009           4,127          38,484          41,755
      Units redeemed                       (217,187)       (178,771)        (50,970)        (41,047)        (76,121)        (71,057)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      1,035,514       1,181,850         248,071         289,032         285,016         322,653
                                     ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable               AIM Variable                        AIM Variable
                                          Insurance                  Insurance                           Insurance
                                            Funds                      Funds                               Funds
                                         Sub-Account                Sub-Account                         Sub-Account
                                       ----------------   ---------------------------------   ---------------------------------

                                          AIM V. I.                  AIM V. I.                           AIM V. I.
                                       Global Utilities        Government Securities                       Growth
                                       ----------------   ---------------------------------   ---------------------------------

                                           2004 (q)             2005             2004               2005             2004
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $         44,856   $       125,908   $       175,387   $       (77,810)  $       (83,581)
Net realized gains (losses)                    (823,943)           20,626            59,962          (623,443)         (350,611)
Change in unrealized gains (losses)             785,242          (121,518)         (143,842)        1,032,618           840,668
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                 6,155            25,016            91,507           331,365           406,476
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         25,271            71,863            58,110            12,397            24,637
Benefit payments                                (14,449)          (77,680)         (188,538)         (194,535)          (55,256)
Payments on termination                         (42,371)         (788,398)       (1,034,183)         (598,271)         (457,118)
Contract maintenance charge                        (497)           (3,559)           (3,995)           (5,000)           (5,482)
Transfers among the sub-accounts
  and with the Fixed Account - net           (1,505,332)          123,942          (179,446)         (432,639)           81,495
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                 (1,537,378)         (673,832)       (1,348,052)       (1,218,048)         (411,724)
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS            (1,531,223)         (648,816)       (1,256,545)         (886,683)           (5,248)

NET ASSETS AT BEGINNING OF PERIOD             1,531,223         7,097,756         8,354,301         6,361,337         6,366,585
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $              -   $     6,448,940   $     7,097,756   $     5,474,654   $     6,361,337
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      197,489           565,982           674,335           904,660           952,736
      Units issued                              201,856            41,504            89,946            58,143            59,837
      Units redeemed                           (399,345)          (93,632)         (198,299)         (193,153)         (107,913)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period                  -           513,854           565,982           769,650           904,660
                                       ================   ===============   ===============   ===============   ===============

(q) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                              High Yield                 International Growth             Mid Cap Core Equity
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      167,463  $       31,918  $      (39,058) $      (30,468) $      (13,790) $      (15,811)
Net realized gains (losses)                  16,427          55,049          84,173         (38,854)        100,270          93,826
Change in unrealized gains (losses)        (152,451)        112,124         899,749       1,114,627          11,260          82,882
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            31,439         199,091         944,864       1,045,305          97,740         160,897
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,070           1,211          62,569         116,146           3,700           4,513
Benefit payments                             (9,628)        (22,983)       (123,874)        (78,525)         (3,852)        (30,224)
Payments on termination                    (100,058)        (90,471)       (647,639)       (413,748)       (181,843)       (136,917)
Contract maintenance charge                  (1,116)         (1,124)         (3,638)         (3,341)         (1,049)         (1,009)
Transfers among the sub-accounts
  and with the Fixed Account - net          179,787         (48,077)        435,243         488,469         288,108         453,382
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                 74,055        (161,444)       (277,339)        109,001         105,064         289,745
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           105,494          37,647         667,525       1,154,306         202,804         450,642

NET ASSETS AT BEGINNING OF PERIOD         2,075,700       2,038,053       5,725,859       4,571,553       1,556,742       1,106,100
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    2,181,194  $    2,075,700  $    6,393,384  $    5,725,859  $    1,759,546  $    1,556,742
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  206,211         224,765         566,320         533,304         114,451          89,724
      Units issued                           24,078          50,319          96,771         108,640          36,305          41,796
      Units redeemed                        (17,714)        (68,873)       (101,555)        (75,624)        (27,082)        (17,069)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        212,575         206,211         561,536         566,320         123,674         114,451
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable               AIM Variable                AIM Variable
                                                   Insurance                   Insurance                  Insurance
                                                      Funds                      Funds                      Funds
                                                  Sub-Account                 Sub-Account                Sub-Account
                                       ----------------------------------   ---------------   ---------------------------------

                                                    AIM V. I.                AIM V. I. New                AIM V. I.
                                                  Money Market                Technology               Premier Equity
                                       ----------------------------------   ---------------   ---------------------------------

                                             2005              2004             2004 (r)           2005              2004
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $         27,095   $       (16,447)  $        (5,234)  $       (85,682)  $      (157,261)
Net realized gains (losses)                           -                 -        (2,003,177)         (674,470)         (676,323)
Change in unrealized gains (losses)                   -                 -         1,933,532         1,403,099         1,555,785
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                27,095           (16,447)          (74,879)          642,947           722,201
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         21,428             6,500             2,580            74,251           125,908
Benefit payments                               (966,517)         (446,943)           (9,807)         (429,478)         (314,116)
Payments on termination                      (1,508,563)         (721,672)           (7,290)       (1,614,022)       (1,309,410)
Contract maintenance charge                      (1,208)           (1,370)             (425)          (15,685)          (17,427)
Transfers among the sub-accounts
  and with the Fixed Account - net            2,084,886           520,915        (1,192,603)         (705,177)          (54,716)
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                   (369,974)         (642,570)       (1,207,545)       (2,690,111)       (1,569,761)
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS              (342,879)         (659,017)       (1,282,424)       (2,047,164)         (847,560)

NET ASSETS AT BEGINNING OF PERIOD             2,517,384         3,176,401         1,282,424        17,815,331        18,662,891
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $      2,174,505   $     2,517,384   $             -   $    15,768,167   $    17,815,331
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      232,558           287,779           149,673         2,010,906         2,177,550
      Units issued                              240,192           268,653           150,877            77,828           101,482
      Units redeemed                           (276,446)         (323,874)         (300,550)         (340,383)         (268,126)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period            196,304           232,558                 -         1,748,351         2,010,906
                                       ================   ===============   ===============   ===============   ===============

(r) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                      Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                              Technology                       Utilities                 Aggressive Growth II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005        2004 (r) (s)        2005        2004 (q) (s)        2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (10,613) $       (8,669) $       18,993  $      (14,314) $         (456) $         (510)
Net realized gains (losses)                   7,391          (8,679)         95,084          10,759           1,818           2,724
Change in unrealized gains (losses)           7,839         101,599         163,154         343,441             (62)           (365)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                             4,617          84,251         277,231         339,886           1,300           1,849
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      3,540           3,421           9,200           4,350               -          11,507
Benefit payments                             (2,188)        (14,924)        (68,926)        (30,497)         (5,761)              -
Payments on termination                     (65,737)        (47,112)       (249,557)        (65,448)           (356)         (3,655)
Contract maintenance charge                    (861)           (582)         (1,449)           (718)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          (17,485)        924,816         129,737       1,608,044           8,924         (11,703)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (82,731)        865,619        (180,995)      1,515,731           2,807          (3,851)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (78,114)        949,870          96,236       1,855,617           4,107          (2,002)

NET ASSETS AT BEGINNING OF PERIOD           949,870               -       1,855,617               -          26,945          28,947
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      871,756  $      949,870  $    1,951,853  $    1,855,617  $       31,052  $       26,945
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   85,520               -         151,575               -           2,457           2,896
      Units issued                            6,964         241,240          24,608         324,601           1,303           1,124
      Units redeemed                        (14,727)       (155,720)        (37,982)       (173,026)         (1,034)         (1,563)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         77,757          85,520         138,201         151,575           2,726           2,457
                                     ==============  ==============  ==============  ==============  ==============  ==============

(q) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities
(r) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(s) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                         Basic Balanced II (c)              Basic Value II                   Blue Chip II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (1,382) $         (368) $      (31,355) $      (23,360) $       (4,204) $       (5,617)
Net realized gains (losses)                   7,808           4,280          56,208          15,245           9,497           3,078
Change in unrealized gains (losses)          18,265          32,275          51,701         158,969             601          10,738
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            24,691          36,187          76,554         150,854           5,894           8,199
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     13,300          78,050         192,019         411,649          12,250          35,070
Benefit payments                             (5,497)              -         (22,346)              -          (3,973)         (1,282)
Payments on termination                     (49,908)        (25,150)        (91,614)        (55,088)        (43,531)         (9,518)
Contract maintenance charge                       -               -          (6,317)         (4,693)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (7,810)         30,248         (22,412)        281,126         (16,449)         (4,322)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (49,915)         83,148          49,330         632,994         (51,703)         19,948
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (25,224)        119,335         125,884         783,848         (45,809)         28,147

NET ASSETS AT BEGINNING OF PERIOD           723,522         604,187       1,896,369       1,112,521         377,791         349,644
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      698,298  $      723,522  $    2,022,253  $    1,896,369  $      331,982  $      377,791
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   72,241          63,775         145,431          95,993          38,854          36,936
      Units issued                            2,938          13,217          37,987          71,499           1,909           5,359
      Units redeemed                         (7,803)         (4,751)        (35,384)        (22,061)         (7,181)         (3,441)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         67,376          72,241         148,034         145,431          33,582          38,854
                                     ==============  ==============  ==============  ==============  ==============  ==============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                           AIM V. I. Capital               AIM V. I. Capital                AIM V. I. Core
                                            Appreciation II                 Development II                     Equity II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (11,286) $       (9,481) $         (698) $         (352) $         (161) $         (638)
Net realized gains (losses)                   6,874             669           1,628            (164)          4,727             563
Change in unrealized gains (losses)          51,508          42,398           2,629           5,971             105           8,194
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            47,096          33,586           3,559           5,455           4,671           8,119
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,250         128,166               -           6,000               -          11,250
Benefit payments                             (4,865)              -          (7,020)              -         (12,228)              -
Payments on termination                      (5,169)         (1,122)           (611)         (5,513)        (10,109)         (1,891)
Contract maintenance charge                  (2,774)         (2,298)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          (10,737)        114,442           8,915          31,211           5,971            (191)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (21,295)        239,188           1,284          31,698         (16,366)          9,168
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            25,801         272,774           4,843          37,153         (11,695)         17,287

NET ASSETS AT BEGINNING OF PERIOD           697,503         424,729          41,862           4,709         122,237         104,950
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      723,304  $      697,503  $       46,705  $       41,862  $      110,542  $      122,237
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   58,451          37,456           3,594             460          11,214          10,318
      Units issued                            8,443          26,219           1,295           3,666           1,635           1,097
      Units redeemed                         (9,326)         (5,224)         (1,161)           (532)         (3,065)           (201)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         57,568          58,451           3,728           3,594           9,784          11,214
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                      AIM Variable              AIM Variable
                                                   Insurance                          Insurance                 Insurance
                                                Funds Series II                    Funds Series II           Funds Series II
                                                  Sub-Account                        Sub-Account               Sub-Account
                                       --------------------------------   -------------------------------   ------------------

                                              AIM V. I. Demographic             AIM V. I. Diversified        AIM V. I. Global
                                                  Trends II (d)                       Income II                Utilities II
                                       --------------------------------   -------------------------------   ------------------

                                            2005             2004              2005             2004             2004 (t)
                                       ---------------   --------------   --------------   --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $        (1,431)  $       (1,281)  $        9,005   $        9,578   $            2,534
Net realized gains (losses)                        311              552           (2,453)            (239)               5,805
Change in unrealized gains (losses)              5,580            6,548           (4,056)          (2,578)              (8,365)
                                       ---------------   --------------   --------------   --------------   ------------------

Increase (decrease) in net assets
  from operations                                4,460            5,819            2,496            6,761                  (26)
                                       ---------------   --------------   --------------   --------------   ------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        10,000                -                -           14,136               10,765
Benefit payments                                     -                -          (14,609)               -                    -
Payments on termination                           (577)            (545)         (43,151)         (18,267)              (4,667)
Contract maintenance charge                          -                -                -                -                    -
Transfers among the sub-accounts
  and with the Fixed Account - net               2,077            5,928            4,148           25,581              (91,036)
                                       ---------------   --------------   --------------   --------------   ------------------

Increase (decrease) in net assets
  from contract transactions                    11,500            5,383          (53,612)          21,450              (84,938)
                                       ---------------   --------------   --------------   --------------   ------------------

INCREASE (DECREASE) IN NET ASSETS               15,960           11,202          (51,116)          28,211              (84,964)

NET ASSETS AT BEGINNING OF PERIOD               88,158           76,956          221,607          193,396               84,964
                                       ---------------   --------------   --------------   --------------   ------------------

NET ASSETS AT END OF PERIOD            $       104,118   $       88,158   $      170,491   $      221,607   $                -
                                       ===============   ==============   ==============   ==============   ==================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       9,209            8,537           19,957           17,975                9,246
      Units issued                               1,284            3,869            2,124            7,226               11,088
      Units redeemed                               (83)          (3,197)          (6,903)          (5,244)             (20,334)
                                       ---------------   --------------   --------------   --------------   ------------------
  Units outstanding at end of period            10,410            9,209           15,178           19,957                    -
                                       ===============   ==============   ==============   ==============   ==================

(d) Previously known as AIM V. I. Dent Demographics II
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                       Government Securities II                Growth II                     High Yield II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        7,409  $       10,526  $       (1,363) $       (1,561) $       57,080  $        2,800
Net realized gains (losses)                 (14,103)        (12,462)          4,085           2,914           2,861           2,263
Change in unrealized gains (losses)           5,181          16,556           2,112           2,507         (41,644)         25,933
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            (1,513)         14,620           4,834           3,860          18,297          30,996
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -           6,000             300          14,853               -           8,250
Benefit payments                            (56,669)              -         (12,088)              -          (8,821)              -
Payments on termination                     (60,853)     (3,024,015)         (2,363)              -         (26,424)         (6,382)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (502,675)         79,249            (185)        (23,007)        506,714        (433,610)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (620,197)     (2,938,766)        (14,336)         (8,154)        471,469        (431,742)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (621,710)     (2,924,146)         (9,502)         (4,294)        489,766        (400,746)

NET ASSETS AT BEGINNING OF PERIOD         1,274,124       4,198,270          86,332          90,626         235,545         636,291
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      652,414  $    1,274,124  $       76,830  $       86,332  $      725,311  $      235,545
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  118,106         392,359           9,301          10,376          18,319          54,342
      Units issued                            5,682          10,441           1,253           1,688          41,061         111,790
      Units redeemed                        (63,231)       (284,694)         (2,699)         (2,763)         (3,426)       (147,813)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         60,557         118,106           7,855           9,301          55,954          18,319
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                     AIM V. I. Mid                     AIM V. I.
                                        International Growth II           Cap Core Equity II                Money Market II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (1,629) $         (929) $       (9,421) $       (3,154) $        2,232  $       (5,822)
Net realized gains (losses)                   8,581             623          31,360          29,228               -               -
Change in unrealized gains (losses)          23,185          30,910          19,545          14,919               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            30,137          30,604          41,484          40,993           2,232          (5,822)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -           4,962         141,648         258,088           1,081           6,000
Benefit payments                             (3,050)              -          (4,353)              -         (13,882)              -
Payments on termination                     (25,966)         (1,200)        (36,459)        (12,850)       (156,165)       (540,098)
Contract maintenance charge                       -               -          (1,511)            (21)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           17,137          50,176          52,564         179,857           7,805         421,467
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (11,879)         53,938         151,889         425,074        (161,161)       (112,631)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            18,258          84,542         193,373         466,067        (158,929)       (118,453)

NET ASSETS AT BEGINNING OF PERIOD           187,442         102,900         564,575          98,508         444,572         563,025
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      205,700  $      187,442  $      757,948  $      564,575  $      285,643  $      444,572
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   14,618           9,779          49,329           8,999          45,744          57,317
      Units issued                            1,996           4,947          36,453         142,076           8,782         113,273
      Units redeemed                         (2,792)           (108)        (22,291)       (101,746)        (25,352)       (124,846)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         13,822          14,618          63,491          49,329          29,174          45,744
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable               AIM Variable                        AIM Variable
                                          Insurance                  Insurance                           Insurance
                                       Funds Series II            Funds Series II                     Funds Series II
                                         Sub-Account                Sub-Account                         Sub-Account
                                       ----------------   ---------------------------------   ---------------------------------

                                        AIM V. I. New                 AIM V. I.                           AIM V. I.
                                        Technology II             Premier Equity II                     Technology II
                                       ----------------   ---------------------------------   ---------------------------------

                                           2004 (u)             2005             2004              2005          2004 (s) (u)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $            (89)  $        (3,057)  $        (2,973)  $          (160)  $          (156)
Net realized gains (losses)                       2,742             2,080               722                23               144
Change in unrealized gains (losses)              (3,834)           15,340            13,482               138             1,022
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                (1,181)           14,363            11,231                 1             1,010
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          1,000            40,500            39,562                 -               500
Benefit payments                                      -                 -                 -                 -                 -
Payments on termination                               -            (8,279)           (3,869)             (200)                -
Contract maintenance charge                           -              (773)             (315)                -                 -
Transfers among the sub-accounts
  and with the Fixed Account - net              (14,436)           49,642            39,581              (180)            8,796
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    (13,436)           81,090            74,959              (380)            9,296
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               (14,617)           95,453            86,190              (379)           10,306

NET ASSETS AT BEGINNING OF PERIOD                14,617           279,219           193,029            10,306                 -
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $              -   $       374,672   $       279,219   $         9,927   $        10,306
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        1,644            28,670            21,642               934                 -
      Units issued                                2,337            12,524             8,123                 -             3,572
      Units redeemed                             (3,981)           (5,872)           (1,095)              (37)           (2,638)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period                  -            35,322            28,670               897               934
                                       ================   ===============   ===============   ===============   ===============

(s) For the period beginning April 30, 2004 and ended December 31, 2004
(u) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               Alliance                        Alliance
                                             AIM Variable                      Bernstein                       Bernstein
                                               Insurance                   Variable Product                Variable Product
                                            Funds Series II                   Series Fund                     Series Fund
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                               Alliance                        Alliance
                                               AIM V. I.                       Bernstein                       Bernstein
                                             Utilities II                       Growth                      Growth & Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005        2004 (s) (t)        2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $           33  $         (596) $      (41,120) $      (21,263) $      (15,459) $      (49,227)
Net realized gains (losses)                   7,529           1,486          76,283          (5,511)        135,898          90,185
Change in unrealized gains (losses)          (1,091)          8,543         266,423         203,508          68,971         544,151
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                             6,471           9,433         301,586         176,734         189,410         585,109
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -             500         851,599         396,966         110,961         550,243
Benefit payments                             (8,574)              -        (146,167)         (5,040)       (116,015)        (24,489)
Payments on termination                     (24,387)        (14,922)        (97,938)       (150,068)       (443,624)       (404,365)
Contract maintenance charge                       -               -          (4,938)         (2,481)        (12,399)        (11,819)
Transfers among the sub-accounts
  and with the Fixed Account - net             (196)         60,190         220,359         302,999          19,659         175,284
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (33,157)         45,768         822,915         542,376        (441,418)        284,854
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (26,686)         55,201       1,124,501         719,110        (252,008)        869,963

NET ASSETS AT BEGINNING OF PERIOD            55,201               -       1,875,610       1,156,500       6,846,068       5,976,105
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $       28,515  $       55,201  $    3,000,111  $    1,875,610  $    6,594,060  $    6,846,068
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    4,522               -         203,243         160,481         585,600         568,683
      Units issued                              776          19,286         224,123          80,684          74,400         138,160
      Units redeemed                         (3,264)        (14,764)       (176,213)        (37,922)       (117,459)       (121,243)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period          2,034           4,522         251,153         203,243         542,541         585,600
                                     ==============  ==============  ==============  ==============  ==============  ==============

(s) For the period beginning April 30, 2004 and ended December 31, 2004
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                           Alliance                   Alliance                            Alliance
                                          Bernstein                  Bernstein                           Bernstein
                                       Variable Product           Variable Product                    Variable Product
                                         Series Fund                Series Fund                         Series Fund
                                         Sub-Account                Sub-Account                         Sub-Account
                                       ----------------   ---------------------------------   ---------------------------------

                                           Alliance                   Alliance                            Alliance
                                          Bernstein                  Bernstein                           Bernstein
                                        International                Large Cap                         Small/Mid Cap
                                            Value                    Growth (f)                          Value (g)
                                       ----------------   ---------------------------------   ---------------------------------

                                           2005 (e)            2005               2004              2005              2004
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $         (1,860)  $        (9,183)  $        (8,883)  $       (29,136)  $       (23,966)
Net realized gains (losses)                       9,194           (20,303)          (20,484)          114,957            44,315
Change in unrealized gains (losses)              23,112           108,644            72,036            57,587           246,720
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                30,446            79,158            42,669           143,408           267,069
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        245,331                 -            61,909           537,719           612,335
Benefit payments                                      -                 -            (9,728)          (33,273)          (13,184)
Payments on termination                            (949)          (47,227)          (22,434)          (29,775)          (19,301)
Contract maintenance charge                        (657)           (1,132)             (951)          (12,523)           (8,440)
Transfers among the sub-accounts
  and with the Fixed Account - net               67,816            48,311           (32,777)          156,740           215,394
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    311,541               (48)           (3,981)          618,888           786,804
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               341,987            79,110            38,688           762,296         1,053,873

NET ASSETS AT BEGINNING OF PERIOD                     -           657,123           618,435         2,169,463         1,115,590
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $        341,987   $       736,233   $       657,123   $     2,931,759   $     2,169,463
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                            -            91,751            97,285           136,165            82,001
      Units issued                               45,854            13,564            16,572           111,663            71,137
      Units redeemed                            (17,058)          (16,145)          (22,106)          (72,312)          (16,973)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period             28,796            89,170            91,751           175,516           136,165
                                       ================   ===============   ===============   ===============   ===============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as Alliance Bernstein Premier Growth
(g) Previously known as Alliance Bernstein Small Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                         Alliance           Alliance
                        Bernstein           Bernstein                Delaware Group                      Delaware Group
                      Variable Product   Variable Product                Premium                             Premium
                        Series Fund        Series Fund                 Fund, Inc.                          Fund, Inc.
                        Sub-Account        Sub-Account                 Sub-Account                         Sub-Account
                      ----------------   ----------------   ---------------------------------   ---------------------------------

                          Alliance          Alliance
                          Bernstein         Bernstein                Delaware VIP GP                      Delaware VIP
                       Utility Income         Value                  Small Cap Value                        GP Trend
                      ----------------   ----------------   ---------------------------------   ---------------------------------

                          2005 (e)           2005 (e)             2005              2004              2005              2004
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment
  income (loss)       $           (155)  $            (46)  $       (29,833)  $       (29,534)  $       (13,123)  $       (11,908)
Net realized gains
  (losses)                      (1,104)              (141)          297,607           125,304            18,580            32,970
Change in unrealized
  gains (losses)                 2,340                320             4,273           427,776            53,040            78,956
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets from
  operations                     1,081                133           272,047           523,546            58,497           100,018
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits                        69,824              6,400            51,681           136,598            19,385           100,232
Benefit payments                     -                  -           (24,693)          (74,131)           (5,193)          (63,853)
Payments on
  termination                     (321)                 -          (152,604)         (115,699)          (71,810)          (47,627)
Contract maintenance
  charge                           (46)                (1)           (1,777)           (1,812)             (366)             (409)
Transfers among the
  sub-accounts and
    with the Fixed
    Account - net                7,512               (238)          173,397           146,523           105,770            33,727
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets from
  contract
  transactions                  76,969              6,161            46,004            91,479            47,786            22,070
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS                 78,050              6,294           318,051           615,025           106,283           122,088

NET ASSETS AT
  BEGINNING OF
  PERIOD                             -                  -         3,251,122         2,636,097         1,043,409           921,321
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT
  END OF PERIOD       $         78,050   $          6,294   $     3,569,173   $     3,251,122   $     1,149,692   $     1,043,409
                      ================   ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding
    at beginning of
    period                           -                  -           161,968           157,546           114,857           112,774
      Units issued              13,233              1,161            19,326            26,404            17,953            27,501
      Units redeemed            (6,103)              (574)          (16,749)          (21,982)          (11,757)          (25,418)
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding
    at end of period             7,130                587           164,545           161,968           121,053           114,857
                      ================   ================   ===============   ===============   ===============   ===============

(e)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                Dreyfus Socially                                                            Dreyfus
                                  Responsible                        Dreyfus Stock                          Variable
                               Growth Fund, Inc.                      Index Fund                         Investment Fund
                                  Sub-Account                         Sub-Account                          Sub-Account
                      -----------------------------------   ---------------------------------   ---------------------------------

                               Dreyfus Socially
                                  Responsible                        Dreyfus Stock                         VIF Capital
                                  Growth Fund                          Index Fund                          Appreciation
                      -----------------------------------   ---------------------------------   ---------------------------------

                            2005               2004               2005             2004              2005              2004
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment
  income (loss)       $         (3,087)  $         (2,149)  $        21,694   $        30,262   $       (10,136)  $         3,524
Net realized gains
  (losses)                      (2,059)            (3,669)           48,079            62,388             4,635             3,542
Change in unrealized
  gains (losses)                10,616             17,879           131,328           415,034            29,797            23,768
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets
  from operations                5,470             12,061           201,101           507,684            24,296            30,834
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM CONTRACT
  TRANSACTIONS
Deposits                           750              4,313            51,320           148,476             2,803             2,784
Benefit payments                     -             (3,159)          (12,557)         (188,314)                -           (15,792)
Payments on
  termination                  (15,245)           (17,107)         (281,455)         (194,052)          (52,274)          (38,803)
Contract maintenance
  charge                          (269)              (273)           (2,879)           (3,256)             (197)             (219)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (2,614)             1,981           217,126            20,583              (149)           17,082
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets from
  contract
  transactions                 (17,378)           (14,245)          (28,445)         (216,563)          (49,817)          (34,948)
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS                (11,908)            (2,184)          172,656           291,121           (25,521)           (4,114)

NET ASSETS AT
  BEGINNING OF
  PERIOD                       256,298            258,482         5,872,352         5,581,231           847,955           852,069
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF
  PERIOD              $        244,390   $        256,298   $     6,045,008   $     5,872,352   $       822,434   $       847,955
                      ================   ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding
    at beginning of
    period                      39,582             41,869           677,883           703,922            93,398            97,355
      Units issued                 156              1,628            44,602            77,359             1,244             3,083
      Units redeemed            (2,859)            (3,915)          (47,594)         (103,398)           (6,765)           (7,040)
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding
    at end of period            36,879             39,582           674,891           677,883            87,877            93,398
                      ================   ================   ===============   ===============   ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Fidelity                         Fidelity
                                                Dreyfus                        Variable                         Variable
                                                Variable                       Insurance                       Insurance
                                            Investment Fund                  Products Fund                   Products Fund
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                                   VIF                            VIP                              VIP
                                              Money Market                     Contrafund                     Equity-Income
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      42,685   $     (16,996)  $     (43,655)  $     (29,379)  $      17,644   $      12,335
Net realized gains (losses)                      -               -          69,267          71,398         223,876          71,450
Change in unrealized gains (losses)              -               -         647,472         385,124         (13,725)        388,674
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           42,685         (16,996)        673,084         427,143         227,795         472,459
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    64,140          51,455         212,722         346,045          43,659          47,993
Benefit payments                           (47,643)        (47,105)              -          (7,453)        (26,602)       (154,233)
Payments on termination                   (180,737)       (419,778)       (186,722)       (179,377)       (251,468)       (183,376)
Contract maintenance charge                 (1,624)         (1,965)         (2,167)         (2,012)         (2,305)         (2,536)
Transfers among the sub-accounts
  and with the Fixed Account - net         (54,977)       (263,997)        795,476         345,849         182,435         285,408
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              (220,841)       (681,390)        819,309         503,052         (54,281)         (6,744)
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         (178,156)       (698,386)      1,492,393         930,195         173,514         465,715

NET ASSETS AT BEGINNING OF PERIOD        3,267,582       3,965,968       3,692,428       2,762,233       5,039,497       4,573,782
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   3,089,426   $   3,267,582   $   5,184,821   $   3,692,428   $   5,213,011   $   5,039,497
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              329,692         398,328         341,822         290,405         427,303         427,123
      Units issued                          68,945         245,511         109,892         104,937          29,623          55,463
      Units redeemed                       (91,176)       (314,147)        (34,679)        (53,520)        (34,171)        (55,283)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 307,461         329,692         417,035         341,822         422,755         427,303
                                     =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                       Fidelity                         Fidelity
                                                Variable                       Variable                         Variable
                                               Insurance                       Insurance                       Insurance
                                             Products Fund                   Products Fund                   Products Fund
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                                  VIP                             VIP                              VIP
                                                 Growth                  Growth Opportunities                 High Income
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (32,792)  $     (39,575)  $      (2,519)  $      (3,724)  $     139,631   $      53,417
Net realized gains (losses)                 23,752          15,237           3,480           5,639           2,474           7,538
Change in unrealized gains (losses)        207,903         109,692          51,869          28,030        (127,338)         18,443
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          198,863          85,354          52,830          29,945          14,767          79,398
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   166,206         541,642          18,980          99,939          25,725         291,103
Benefit payments                           (11,324)         (7,622)              -          (2,680)              -               -
Payments on termination                   (241,591)       (218,291)        (22,638)        (68,038)        (64,111)        (48,467)
Contract maintenance charge                 (1,726)         (1,687)           (281)           (311)           (373)           (269)
Transfers among the sub-accounts
  and with the Fixed Account - net          69,926         264,312          61,719          69,020          12,929         132,792
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (18,509)        578,354          57,780          97,930         (25,830)        375,159
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          180,354         663,708         110,610         127,875         (11,063)        454,557

NET ASSETS AT BEGINNING OF PERIOD        4,302,132       3,638,424         622,750         494,875       1,049,957         595,400
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   4,482,486   $   4,302,132   $     733,360   $     622,750   $   1,038,894   $   1,049,957
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 642,178         549,999          75,230          63,281         103,283          63,385
      Units issued                          75,945         168,191          12,431          26,031           4,983          53,820
      Units redeemed                       (76,622)        (76,012)         (5,282)        (14,082)         (7,509)        (13,922)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 641,501         642,178          82,379          75,230         100,757         103,283
                                     =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                       Fidelity                          Fidelity
                                                Variable                       Variable                          Variable
                                               Insurance                       Insurance                        Insurance
                                             Products Fund                   Products Fund                    Products Fund
                                              Sub-Account                     Sub-Account                      Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                                   VIP                      VIP Investment                        VIP
                                                Index 500                     Grade Bond                        Overseas
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      14,328   $      (4,432)  $      58,860   $      72,469   $      (8,354)  $      (1,798)
Net realized gains (losses)                 28,597          17,068          49,334          83,238          29,555          51,416
Change in unrealized gains (losses)         95,451         242,377         (85,155)        (76,794)        215,553          77,230
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          138,376         255,013          23,039          78,913         236,754         126,848
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   163,345         443,135          98,109         280,787          13,237          87,970
Benefit payments                           (19,696)              -         (50,333)              -               -         (41,233)
Payments on termination                   (266,116)       (164,811)       (197,045)       (102,391)        (54,981)        (71,613)
Contract maintenance charge                 (1,179)           (860)         (1,116)           (976)           (558)           (587)
Transfers among the sub-accounts
  and with the Fixed Account - net         589,769         800,365          36,656        (266,516)        172,142         129,422
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               466,123       1,077,829        (113,729)        (89,096)        129,840         103,959
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          604,499       1,332,842         (90,690)        (10,183)        366,594         230,807

NET ASSETS AT BEGINNING OF PERIOD        3,376,989       2,044,147       2,555,037       2,565,220       1,246,273       1,015,466
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   3,981,488   $   3,376,989   $   2,464,347   $   2,555,037   $   1,612,867   $   1,246,273
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 404,672         267,570         195,735         202,705         139,386         127,268
      Units issued                         108,423         180,099          18,970          41,999          31,366         130,053
      Units redeemed                       (52,221)        (42,997)        (27,647)        (48,969)        (16,996)       (117,935)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 460,874         404,672         187,058         195,735         153,756         139,386
                                     =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                    Fidelity            Fidelity            Fidelity            Fidelity            Franklin
                                    Variable            Variable            Variable            Variable            Templeton
                                    Insurance           Insurance           Insurance           Insurance           Variable
                                  Products Fund       Products Fund       Products Fund       Products Fund         Insurance
                                (Service Class 2)   (Service Class 2)   (Service Class 2)   (Service Class 2)     Products Trust
                                   Sub-Account         Sub-Account         Sub-Account         Sub-Account         Sub-Account
                                -----------------   -----------------   -----------------   -----------------   -----------------

                                       VIP             VIP Growth              VIP                 VIP            Franklin Flex
                                   Contrafund           & Income           High Income           MidCap            Cap Growth
                                (Service Class 2)   (Service Class 2)   (Service Class 2)   (Service Class 2)      Securities
                                -----------------   -----------------   -----------------   -----------------   -----------------

                                      2005 (e)            2005 (e)            2005 (e)            2005 (e)            2005 (e)
                                -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)    $          (2,813)  $            (574)  $           8,102   $          (1,943)  $            (171)
Net realized gains (losses)                 5,910                 597                 197               6,507                  19
Change in unrealized gains
  (losses)                                 27,466               5,718              (6,658)             19,921               1,947
                                -----------------   -----------------   -----------------   -----------------   -----------------

Increase (decrease) in net
  assets from operations                   30,563               5,741               1,641              24,485               1,795
                                -----------------   -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                  468,897              89,642              90,449             236,737                   -
Benefit payments                          (20,947)                  -                   -                   -                   -
Payments on termination                      (201)               (305)               (591)               (454)                  -
Contract maintenance charge                  (755)                (46)               (138)                (79)               (152)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                     181,513               6,075              44,765              47,393              25,527
                                -----------------   -----------------   -----------------   -----------------   -----------------

Increase (decrease) in net
  assets from contract
  transactions                            628,507              95,366             134,485             283,597              25,375
                                -----------------   -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS                                  659,070             101,107             136,126             308,082              27,170

NET ASSETS AT BEGINNING OF
  PERIOD                                        -                   -                   -                   -                   -
                                -----------------   -----------------   -----------------   -----------------   -----------------

NET ASSETS AT END OF PERIOD     $         659,070   $         101,107   $         136,126   $         308,082   $          27,170
                                =================   =================   =================   =================   =================

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                         -                   -                   -                   -                   -
      Units issued                         89,683              15,955              20,328              43,311               3,046
      Units redeemed                      (34,263)             (6,842)             (7,326)            (17,850)               (607)
                                -----------------   -----------------   -----------------   -----------------   -----------------
  Units outstanding at end
    of period                              55,420               9,113              13,002              25,461               2,439
                                =================   =================   =================   =================   =================

(e)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Franklin                        Franklin                         Franklin
                                              Templeton                        Templeton                       Templeton
                                               Variable                        Variable                         Variable
                                              Insurance                        Insurance                       Insurance
                                            Products Trust                  Products Trust                   Products Trust
                                             Sub-Account                      Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                           Franklin Growth                      Franklin                        Franklin
                                        and Income Securities                 High Income                  Income Securities
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005          2004 (s)          2005          2004 (s)
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     116,159   $      47,343   $      24,537   $       4,089   $     154,233   $      (8,953)
Net realized gains (losses)                131,580          20,864          12,288         (17,370)         20,210           5,290
Change in unrealized gains (losses)         (9,732)        500,630          (8,064)         13,938        (145,753)        190,924
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          238,007         568,837          28,761             657          28,690         187,261
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,415,054       4,169,559          81,328         328,157       7,508,204       2,390,780
Benefit payments                           (91,754)           (193)         (3,522)              -         (82,918)              -
Payments on termination                   (394,243)       (220,221)        (10,831)        (21,039)       (451,280)        (32,525)
Contract maintenance charge                (32,659)        (10,462)         (2,129)           (494)        (12,873)         (1,725)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,068,905       1,928,281         118,283          91,248       3,038,286       1,008,715
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             2,965,303       5,866,964         183,129         397,872       9,999,419       3,365,245
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        3,203,310       6,435,801         211,890         398,529      10,028,109       3,552,506

NET ASSETS AT BEGINNING OF PERIOD        8,356,008       1,920,207         398,529               -       3,552,506               -
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $  11,559,318   $   8,356,008   $     610,419   $     398,529   $  13,580,615   $   3,552,506
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 570,569         142,890          37,246               -         315,776               -
      Units issued                         286,982         485,148          33,181          42,342       1,168,761         340,073
      Units redeemed                       (82,778)        (57,469)        (14,306)         (5,096)       (277,046)        (24,297)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 774,773         570,569          56,121          37,246       1,207,491         315,776
                                     =============   =============   =============   =============   =============   =============

(s)  For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Franklin                        Franklin                         Franklin
                                              Templeton                        Templeton                       Templeton
                                               Variable                        Variable                         Variable
                                              Insurance                        Insurance                       Insurance
                                            Products Trust                  Products Trust                   Products Trust
                                             Sub-Account                      Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                          Franklin Large Cap              Franklin Small Cap                  Franklin U.S.
                                          Growth Securities                Value Securities                    Government
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005          2004 (v)          2005            2004            2005          2004 (s)
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (34,264)  $        (750)  $     (41,836)  $     (28,764)  $     107,242   $      (3,811)
Net realized gains (losses)                  5,885           1,094          80,328          24,663          (2,105)            997
Change in unrealized gains (losses)        109,061          16,132         382,338         501,302         (71,606)         17,372
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           80,682          16,476         420,830         497,201          33,531          14,558
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 5,190,170         561,639       2,550,592       1,799,084       2,224,141       1,432,777
Benefit payments                           (18,075)              -         (31,967)           (500)              -               -
Payments on termination                    (44,306)           (495)       (163,785)       (102,268)       (172,298)         (7,629)
Contract maintenance charge                 (3,898)              -         (14,594)         (6,077)         (9,202)            (24)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,280,603          52,548         753,568         428,059       1,027,122         440,285
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             6,404,494         613,692       3,093,814       2,118,298       3,069,763       1,865,409
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        6,485,176         630,168       3,514,644       2,615,499       3,103,294       1,879,967

NET ASSETS AT BEGINNING OF PERIOD          630,168               -       3,569,577         954,078       1,879,967               -
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   7,115,344   $     630,168   $   7,084,221   $   3,569,577   $   4,983,261   $   1,879,967
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  59,865               -         200,438          65,338         183,262               -
      Units issued                         666,424          62,182         206,062         157,042         388,691         199,126
      Units redeemed                       (46,643)         (2,317)        (25,007)        (21,942)        (90,189)        (15,864)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 679,646          59,865         381,493         200,438         481,764         183,262
                                     =============   =============   =============   =============   =============   =============

(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(v)  For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                    Franklin                            Franklin
                                         Templeton                   Templeton                           Templeton
                                          Variable                    Variable                            Variable
                                         Insurance                   Insurance                           Insurance
                                       Products Trust              Products Trust                      Products Trust
                                         Sub-Account                 Sub-Account                         Sub-Account
                                       ---------------   ---------------------------------   ---------------------------------

                                           Mutual                      Mutual                             Templeton
                                          Discovery               Shares Securities                    Asset Strategy
                                       ---------------   ---------------------------------   ---------------------------------

                                          2005 (e)            2005              2004              2005              2004
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $           (12)  $       (73,473)  $       (41,030)  $        12,762   $         6,474
Net realized gains (losses)                          -           137,638            16,038             8,494            12,903
Change in unrealized gains (losses)                106         1,017,951           722,816            (7,691)           41,119
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                   94         1,082,116           697,824            13,565            60,496
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        21,839         3,159,335         4,656,479             4,749             6,425
Benefit payments                                     -           (76,288)             (999)                -           (16,971)
Payments on termination                              -          (364,150)         (161,404)          (31,666)          (48,317)
Contract maintenance charge                          -           (37,820)          (12,159)             (248)             (232)
Transfers among the sub-accounts
  and with the Fixed Account - net                 197         1,345,220         1,819,541            79,970            71,725
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    22,036         4,026,297         6,301,458            52,805            12,630
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               22,130         5,108,413         6,999,282            66,370            73,126

NET ASSETS AT BEGINNING OF PERIOD                    -         8,794,546         1,795,264           497,789           424,663
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $        22,130   $    13,902,959   $     8,794,546   $       564,159   $       497,789
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                           -           630,362           141,147            38,129            37,170
      Units issued                               1,948           430,916           530,710             8,513             9,807
      Units redeemed                                 -          (128,676)          (41,495)           (4,390)           (8,848)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
   Units outstanding at end of period            1,948           932,602           630,362            42,252            38,129
                                       ===============   ===============   ===============   ===============   ===============

(e)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                           Franklin
                                                   Templeton                           Templeton                Goldman Sachs
                                                    Variable                           Variable                    Variable
                                                   Insurance                           Insurance                  Insurance
                                                 Products Trust                     Products Trust                  Trust
                                                  Sub-Account                         Sub-Account                Sub-Account
                                       ---------------------------------   ---------------------------------   ---------------

                                                   Templeton                           Templeton                     VIT
                                                   Developing                           Foreign                  CORE Small
                                               Markets Securities                      Securities                Cap Equity
                                       ---------------------------------   ---------------------------------   ---------------

                                            2005              2004              2005              2004              2005
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $        (4,079)  $           835   $       (25,117)  $       (11,115)  $          (766)
Net realized gains (losses)                     68,757             9,303            96,877            36,513            13,120
Change in unrealized gains (losses)            461,362           181,719           679,976           517,946           (11,960)
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
 from operations                               526,040           191,857           751,736           543,344               394
                                       ---------------   ---------------   ---------------   ---------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,049,726           621,672         3,971,532         1,778,035           201,013
Benefit payments                               (16,277)                -           (40,603)          (78,813)                -
Payments on termination                        (58,660)           (7,176)         (269,830)         (108,038)             (613)
Contract maintenance charge                     (5,238)           (1,729)          (14,006)           (5,091)             (774)
Transfers among the sub-accounts
  and with the Fixed Account - net             221,995           125,958         1,549,111           520,422           184,327
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                 1,191,546           738,725         5,196,204         2,106,515           383,953
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS            1,717,586           930,582         5,947,940         2,649,859           384,347

NET ASSETS AT BEGINNING OF PERIOD            1,167,262           236,680         4,396,172         1,746,313                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $     2,884,848   $     1,167,262   $    10,344,112   $     4,396,172   $       384,347
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      56,176            13,994           325,820           167,937                 -
      Units issued                              75,044            46,573           478,410           197,847            43,402
      Units redeemed                           (16,104)           (4,391)         (116,198)          (39,964)           (9,528)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period           115,116            56,176           688,032           325,820            33,874
                                       ===============   ===============   ===============   ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                        Goldman Sachs     Goldman Sachs     Goldman Sachs
                                           Variable          Variable         Variable
                                          Insurance         Insurance         Insurance                Lord Abbett
                                            Trust             Trust             Trust                  Series Fund
                                         Sub-Account       Sub-Account       Sub-Account               Sub-Account
                                       ---------------   ---------------   ---------------   ---------------------------------

                                             VIT               VIT               VIT
                                           CORE U.S.        Growth and         Mid Cap
                                            Equity            Income            Value                    All Value
                                       ---------------   ---------------   ---------------   ---------------------------------

                                           2005 (e)          2005 (e)          2005 (e)            2005            2004 (v)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $            39   $           522   $          (291)  $        (8,974)  $           236
Net realized gains (losses)                       (173)           (1,021)           19,225             6,683               625
Change in unrealized gains (losses)              3,990             1,135            (9,928)           95,961             3,944
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                3,856               636             9,006            93,670             4,805
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        74,688            54,162           201,076           694,183           101,837
Benefit payments                                     -                 -                 -                 -                 -
Payments on termination                           (301)             (179)             (214)          (12,516)                -
Contract maintenance charge                          -                (1)              (37)           (1,402)                -
Transfers among the sub-accounts
  and with the Fixed Account - net                (613)           12,672            75,223           687,012            39,167
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    73,774            66,654           276,048         1,367,277           141,004
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               77,630            67,290           285,054         1,460,947           145,809

NET ASSETS AT BEGINNING OF PERIOD                    -                 -                 -           145,809                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $        77,630   $        67,290   $       285,054   $     1,606,756   $       145,809
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                           -                 -                 -            13,357                 -
      Units issued                              12,400            10,584            40,108           141,810            13,462
      Units redeemed                            (5,512)           (4,189)          (15,048)          (15,385)             (105)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period             6,888             6,395            25,060           139,782            13,357
                                       ===============   ===============   ===============   ===============   ===============

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(v)  For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Lord Abbett                     Lord Abbett                     Lord Abbett
                                                Series Fund                     Series Fund                     Series Fund
                                                Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Bond-Debenture                 Growth and Income             Growth Opportunities
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005          2004 (v)          2005          2004 (v)          2005          2004 (v)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment
  income (loss)                       $     134,769   $      17,079   $      (1,745)  $       1,753   $     (12,471)  $        (193)
Net realized gains
  (losses)                                   33,165           4,111         167,229           2,341          19,155             363
Change in unrealized
  gains (losses)                           (144,603)        (15,914)        (64,998)          6,473          49,446           6,763
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            23,331           5,276         100,486          10,567          56,130           6,933
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,525,891         362,090       1,687,000         261,228         781,352         199,078
Benefit payments                             (5,733)              -          (7,544)              -               -               -
Payments on termination                     (26,686)              -         (38,631)           (164)        (22,548)              -
Contract maintenance charge                  (2,109)              -          (2,559)              -          (1,341)            (24)
Transfers among the sub-accounts
  and with the Fixed Account - net          670,985          35,920         786,212          39,509         210,661          12,749
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,162,348         398,010       2,424,478         300,573         968,124         211,803
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,185,679         403,286       2,524,964         311,140       1,024,254         218,736

NET ASSETS AT BEGINNING OF PERIOD           403,286               -         311,140               -         218,736               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,588,965   $     403,286   $   2,836,104   $     311,140   $   1,242,990   $     218,736
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   38,907               -          28,548               -          19,624               -
      Units issued                          349,396          39,458         277,685          28,839         101,625          19,639
      Units redeemed                        (41,669)           (551)        (50,091)           (291)        (12,991)            (15)
                                      -------------   -------------   -------------   -------------   -------------   -------------

  Units outstanding at end of period        346,634          38,907         256,142          28,548         108,258          19,624
                                      =============   =============   =============   =============   =============   =============

(v) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                     Lord Abbett             LSA Variable     LSA Variable     LSA Variable
                                                     Series Fund             Series Trust     Series Trust     Series Trust
                                                     Sub-Account              Sub-Account      Sub-Account      Sub-Account
                                          -------------------------------   --------------   --------------   --------------

                                                                            LSA Aggressive         LSA            LSA Mid
                                                    Mid-Cap Value               Growth         LSA Growth        Cap Value
                                          -------------------------------   --------------   --------------   --------------

                                               2005           2004 (v)         2004 (w)         2004 (x)         2004 (y)
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $      (25,227)  $          285   $       (3,663)  $       (3,745)  $       (6,670)
Net realized gains (losses)                      293,849            4,170           31,692            3,357            4,767
Change in unrealized gains (losses)                3,333           10,014          (27,437)         (20,105)         (29,504)
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                271,955           14,469              592          (20,493)         (31,407)
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       3,043,786          402,022          183,024          337,907          895,755
Benefit payments                                 (12,243)               -                -                -                -
Payments on termination                          (35,216)               -           (7,997)          (9,930)         (12,340)
Contract maintenance charge                       (4,421)               -              (23)               -                -
Transfers among the sub-accounts
  and with the Fixed Account - net             1,411,780           40,296         (716,879)        (728,592)      (1,745,343)
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                   4,403,686          442,318         (541,875)        (400,615)        (861,928)
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS              4,675,641          456,787         (541,283)        (421,108)        (893,335)

NET ASSETS AT BEGINNING OF PERIOD                456,787                -          541,283          421,108          893,335
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $    5,132,428   $      456,787   $            -   $            -   $            -
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        41,040                -           42,226           34,593           58,881
      Units issued                               476,210           41,305           29,271           45,567           90,631
      Units redeemed                             (82,232)            (265)         (71,497)         (80,160)        (149,512)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period             435,018           41,040                -                -                -
                                          ==============   ==============   ==============   ==============   ==============

(v) For the period beginning October 1, 2004 and ended December 31, 2004
(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(x) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(y) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                    MFS Variable                    MFS Variable
                                                 Insurance                       Insurance                       Insurance
                                                   Trust                           Trust                           Trust
                                                Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   ----------------------------

                                                 MFS High                      MFS Investors                      MFS New
                                                  Income                           Trust                         Discovery
                                      -----------------------------   -----------------------------   ----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      24,608   $       6,061   $      (7,259)  $      (5,181)  $      (8,224)  $      (7,332)
Net realized gains (losses)                   6,523           6,336           8,342           1,865           5,718           3,924
Change in unrealized gains (losses)         (29,470)         26,037          62,598          86,365          29,192          40,292
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                             1,661          38,434          63,681          83,049          26,686          36,884
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     24,177          52,235          89,373         192,204          25,476          59,327
Benefit payments                                  -          (5,795)              -               -               -          (2,844)
Payments on termination                     (17,350)        (18,785)        (50,903)        (26,780)        (38,900)        (30,679)
Contract maintenance charge                    (171)           (136)           (437)           (352)           (246)           (230)
Transfers among the sub-accounts
  and with the Fixed Account - net          (57,875)        352,283          30,055          39,854          24,631          32,547
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (51,219)        379,802          68,088         204,926          10,961          58,121
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (49,558)        418,236         131,769         287,975          37,647          95,005

NET ASSETS AT BEGINNING OF PERIOD           585,815         167,579         954,837         666,862         674,190         579,185
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     536,257   $     585,815   $   1,086,606   $     954,837   $     711,837   $     674,190
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   49,548          15,277         114,181          87,690          86,243          77,933
      Units issued                            9,590          45,739          14,668          30,483          10,551          13,844
      Units redeemed                        (14,182)        (11,468)         (6,246)         (3,992)         (9,182)         (5,534)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         44,956          49,548         122,603         114,181          87,612          86,243
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Morgan Stanley                 Morgan Stanley
                                              MFS Variable                       Variable                       Variable
                                                Insurance                       Investment                     Investment
                                                  Trust                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   ----------------------------

                                              MFS Research                      Aggressive                      Dividend
                                                Bond (h)                          Equity                         Growth
                                      -----------------------------   -----------------------------   ----------------------------

                                          2005           2004             2005           2004              2005           2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      57,269   $      70,338   $     (22,213)  $     (23,259)  $     (21,985)  $      84,376
Net realized gains (losses)                  13,735          15,126        (102,587)        (72,758)       (558,190)       (901,924)
Change in unrealized gains (losses)         (67,195)        (16,928)        408,919         271,359       1,809,930       3,126,061
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                             3,809          68,536         284,119         175,342       1,229,755       2,308,513
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     23,155          70,823               -               -          43,716         138,423
Benefit payments                             (5,524)         (7,605)        (61,877)         (5,572)       (550,577)     (1,104,989)
Payments on termination                    (163,967)        (77,299)       (105,443)       (114,066)     (4,477,183)     (3,914,202)
Contract maintenance charge                    (457)           (443)           (630)           (722)        (19,740)        (22,962)
Transfers among the sub-accounts
  and with the Fixed Account - net           50,556        (137,166)       (371,702)         34,705        (792,822)       (552,621)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (96,237)       (151,690)       (539,652)        (85,655)     (5,796,606)     (5,456,351)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (92,428)        (83,154)       (255,533)         89,687      (4,566,851)     (3,147,838)

NET ASSETS AT BEGINNING OF PERIOD         1,495,271       1,578,425       1,749,931       1,660,244      35,254,145      38,401,983
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,402,843   $   1,495,271   $   1,494,398   $   1,749,931   $  30,687,294   $  35,254,145
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  110,249         121,895         167,822         176,961         945,887       1,101,761
      Units issued                            8,462          24,015          11,590           9,268          26,219          46,430
      Units redeemed                        (15,539)        (35,661)        (61,286)        (18,407)       (181,828)       (202,304)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        103,172         110,249         118,126         167,822         790,278         945,887
                                      =============   =============   =============   =============   =============   =============

(h) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 Equity                       European Growth               Global Advantage
                                      -----------------------------   -----------------------------   -----------------------------

                                         2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (276,411)  $    (203,471)  $     (13,394)  $     (19,357)  $     (11,328)  $     (10,624)
Net realized gains (losses)              (1,298,470)     (2,179,646)        (38,226)       (262,624)        (64,491)        (53,337)
Change in unrealized gains (losses)       4,605,461       4,281,788         634,840       1,241,057         119,390         171,131
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         3,030,580       1,898,671         583,220         959,076          43,571         107,170
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,524          30,802           2,672          24,070               -           1,033
Benefit payments                           (209,996)       (251,191)       (150,625)       (196,045)         (9,991)        (17,939)
Payments on termination                  (2,537,853)     (2,920,327)     (1,214,114)       (927,966)       (151,122)        (58,980)
Contract maintenance charge                 (11,990)        (13,863)         (5,458)         (6,364)           (789)           (887)
Transfers among the sub-accounts
  and with the Fixed Account - net         (825,288)       (832,193)       (293,673)       (161,535)        (39,550)        (35,039)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (3,580,603)     (3,986,772)     (1,661,198)     (1,267,840)       (201,452)       (111,812)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (550,023)     (2,088,101)     (1,077,978)       (308,764)       (157,881)         (4,642)

NET ASSETS AT BEGINNING OF PERIOD        21,142,920      23,231,021       9,568,415       9,877,179       1,084,169       1,088,811
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  20,592,897   $  21,142,920   $   8,490,437   $   9,568,415   $     926,288   $   1,084,169
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  418,866         503,374         264,422         303,412         129,485         144,285
      Units issued                            6,991           9,776           6,858          13,528           4,174           3,924
      Units redeemed                        (75,724)        (94,284)        (52,412)        (52,518)        (28,548)        (18,724)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        350,133         418,866         218,868         264,422         105,111         129,485
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 Global
                                             Dividend Growth                    High Yield                   Income Builder
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      26,249   $      20,015   $      79,376   $      91,602   $      23,333   $      45,034
Net realized gains (losses)                 272,848         168,371        (409,658)       (586,703)         40,250           9,150
Change in unrealized gains (losses)         143,472       1,087,172         339,158         610,040          32,097         121,533
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           442,569       1,275,558           8,876         114,939          95,680         175,717
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     26,106          16,764               -          33,936               -           5,300
Benefit payments                           (170,056)       (132,462)        (77,096)        (64,857)        (53,448)         (4,557)
Payments on termination                  (1,371,604)     (1,600,805)       (142,661)       (159,903)       (297,478)       (164,264)
Contract maintenance charge                  (5,452)         (5,940)           (885)         (1,016)         (1,003)         (1,098)
Transfers among the sub-accounts
  and with the Fixed Account - net           38,631        (545,793)        (41,910)         25,024         (32,020)          2,048
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (1,482,375)     (2,268,236)       (262,552)       (166,816)       (383,949)       (162,571)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,039,806)       (992,678)       (253,676)        (51,877)       (288,269)         13,146

NET ASSETS AT BEGINNING OF PERIOD        10,360,728      11,353,406       1,495,864       1,547,741       2,006,245       1,993,099
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,320,922   $  10,360,728   $   1,242,188   $   1,495,864   $   1,717,976   $   2,006,245
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  476,266         625,528         113,320         127,146         131,061         142,442
      Units issued                           20,380         265,290           6,445          15,434           7,367          13,590
      Units redeemed                        (88,108)       (414,552)        (26,604)        (29,260)        (31,994)        (24,971)
                                      -------------   -------------   -------------   -------------   -------------   -------------

  Units outstanding at end of period        408,538         476,266          93,161         113,320         106,434         131,061
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Information                   Limited Duration                 Money Market
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,403)  $      (6,032)  $      49,829   $      62,550   $      94,188   $     (50,390)
Net realized gains (losses)                  (7,462)        (15,935)        (23,854)        (16,769)              -               -
Change in unrealized gains (losses)          (2,186)         23,377         (17,971)        (46,785)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           (13,051)          1,410           8,004          (1,004)         94,188         (50,390)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -               -           2,500             960          11,528
Benefit payments                            (13,462)              -               -         (23,395)       (633,573)       (752,510)
Payments on termination                     (11,583)        (22,875)       (387,685)       (234,317)     (1,413,479)     (5,983,078)
Contract maintenance charge                    (106)           (180)         (1,216)         (1,443)         (4,484)         (5,842)
Transfers among the sub-accounts
  and with the Fixed Account - net         (260,178)        (42,507)         35,331        (102,535)      1,481,194       3,023,673
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (285,329)        (65,562)       (353,570)       (359,190)       (569,382)     (3,706,229)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (298,380)        (64,152)       (345,566)       (360,194)       (475,194)     (3,756,619)

NET ASSETS AT BEGINNING OF PERIOD           390,036         454,188       2,155,053       2,515,247       7,419,663      11,176,282
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $      91,656   $     390,036   $   1,809,487   $   2,155,053   $   6,944,469   $   7,419,663
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   81,847          97,382         188,711         220,212         516,021         774,260
      Units issued                           13,767          12,478          10,305          39,555         246,633       1,754,477
      Units redeemed                        (76,172)        (28,013)        (41,265)        (71,056)       (286,313)     (2,012,716)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         19,442          81,847         157,751         188,711         476,341         516,021
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley           Morgan Stanley                    Morgan Stanley
                                             Variable                 Variable                          Variable
                                            Investment               Investment                        Investment
                                              Series                   Series                            Series
                                            Sub-Account              Sub-Account                       Sub-Account
                                          --------------   -------------------------------   -------------------------------

                                                                      Quality
                                          Pacific Growth            Income Plus                       S&P 500 Index
                                          --------------   -------------------------------   -------------------------------

                                             2004 (z)           2005             2004             2005             2004
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $       (4,784)  $      597,700   $      798,329   $       11,877   $      (28,438)
Net realized gains (losses)                     (208,923)          49,717           58,441           (8,914)        (106,286)
Change in unrealized gains (losses)              310,234         (332,735)        (180,923)         159,680          652,997
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                 96,527          314,682          675,847          162,643          518,273
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -                -           24,352                -            1,200
Benefit payments                                 (10,950)      (1,172,676)        (473,000)        (159,578)        (107,337)
Payments on termination                          (56,244)      (2,451,352)      (2,391,576)        (642,423)        (571,744)
Contract maintenance charge                         (306)          (7,719)          (9,235)          (3,783)          (4,254)
Transfers among the sub-accounts
  and with the Fixed Account - net            (1,072,113)        (519,438)      (1,067,530)        (101,443)         134,500
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                  (1,139,613)      (4,151,185)      (3,916,989)        (907,227)        (547,635)
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS             (1,043,086)      (3,836,503)      (3,241,142)        (744,584)         (29,362)

NET ASSETS AT BEGINNING OF PERIOD              1,043,086       17,737,096       20,978,238        6,319,867        6,349,229
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $            -   $   13,900,593   $   17,737,096   $    5,575,283   $    6,319,867
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       260,378          710,196          871,659          591,023          647,311
      Units issued                                68,514           40,293           33,051           47,623           69,481
      Units redeemed                            (328,892)        (205,528)        (194,514)        (133,141)        (125,769)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                   -          544,961          710,196          505,505          591,023
                                          ==============   ==============   ==============   ==============   ==============

(z) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Morgan Stanley
                                             Morgan Stanley                   Morgan Stanley                    Variable
                                                Variable                         Variable                      Investment
                                               Investment                       Investment                       Series
                                                 Series                           Series                    (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                                                            Aggressive Equity
                                               Strategist                        Utilities                  (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      97,984   $      99,880   $      93,178   $     111,416   $     (24,143)  $     (23,925)
Net realized gains (losses)               1,706,040         347,430         (32,025)       (430,749)         59,873          39,969
Change in unrealized gains (losses)        (714,649)      1,040,591       1,144,781       1,895,989         260,317         143,541
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,089,375       1,487,901       1,205,934       1,576,656         296,047         159,585
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,512          27,113           7,675          19,324           9,020          82,137
Benefit payments                           (287,408)       (306,409)       (126,102)       (232,513)         (2,783)        (10,180)
Payments on termination                  (1,843,326)     (2,606,577)       (889,493)     (1,025,839)       (162,388)       (200,266)
Contract maintenance charge                  (9,239)        (10,525)         (5,351)         (5,463)         (5,779)         (6,545)
Transfers among the sub-accounts
  and with the Fixed Account - net         (451,591)       (747,269)        (49,402)       (226,582)        (97,241)        209,783
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (2,586,052)     (3,643,667)     (1,062,673)     (1,471,073)       (259,171)         74,929
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,496,677)     (2,155,766)        143,261         105,583          36,876         234,514

NET ASSETS AT BEGINNING OF PERIOD        17,601,501      19,757,267       9,598,551       9,492,968       1,670,895       1,436,381
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  16,104,824   $  17,601,501   $   9,741,812   $   9,598,551   $   1,707,771   $   1,670,895
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  527,562         644,961         374,762         441,085         143,442         142,572
      Units issued                           14,879          19,391           8,942           6,679           3,168          40,720
      Units redeemed                        (90,468)       (136,790)        (47,252)        (73,002)        (26,799)        (39,850)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        451,973         527,562         336,452         374,762         119,811         143,442
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             Dividend Growth                      Equity                     European Growth
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (18,534)  $      (3,261)  $     (43,779)  $     (27,630)  $      (5,303)  $      (4,182)
Net realized gains (losses)                  49,289          28,623          58,367          11,480          20,777          11,291
Change in unrealized gains (losses)         118,346         242,817         424,791         233,206          49,951          93,320
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           149,101         268,179         439,379         217,056          65,425         100,429
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     73,529         591,590         188,600         744,131          16,461          86,775
Benefit payments                            (41,240)        (55,888)        (32,473)        (10,526)        (14,532)        (11,520)
Payments on termination                    (142,515)       (216,698)        (55,677)        (53,040)        (28,907)         (5,306)
Contract maintenance charge                  (9,148)         (6,762)         (6,528)         (3,278)         (2,776)         (2,684)
Transfers among the sub-accounts
  and with the Fixed Account - net         (190,636)        164,590         (37,390)         71,844         (40,870)         74,814
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (310,010)        476,832          56,532         749,131         (70,624)        142,079
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (160,909)        745,011         495,911         966,187          (5,199)        242,508

NET ASSETS AT BEGINNING OF PERIOD         4,356,700       3,611,689       2,612,130       1,645,943       1,035,252         792,744
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,195,791   $   4,356,700   $   3,108,041   $   2,612,130   $   1,030,053   $   1,035,252
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  392,306         357,320         243,977         183,429          87,506          76,145
      Units issued                           53,640         100,916          78,514          86,550           5,392          28,488
      Units redeemed                        (83,541)        (65,930)        (75,547)        (26,002)        (11,767)        (17,127)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        362,405         392,306         246,944         243,977          81,131          87,506
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 Global                           Global
                                                Advantage                     Dividend Growth                  High Yield
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,376)  $      (1,851)  $        (721)  $      (1,209)  $     120,062   $     109,487
Net realized gains (losses)                   3,246              56          30,106           9,826           3,596          16,202
Change in unrealized gains (losses)          11,119          16,801          48,980         162,083        (115,311)         18,322
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            10,989          15,006          78,365         170,700           8,347         144,011
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     63,367          22,095         160,946         247,013         117,667         451,787
Benefit payments                                  -          (1,145)              -          (7,014)              -          (5,166)
Payments on termination                      (6,684)         (1,754)        (48,982)        (30,715)        (68,623)       (184,901)
Contract maintenance charge                    (717)           (652)         (4,454)         (3,492)         (5,586)         (4,407)
Transfers among the sub-accounts
  and with the Fixed Account - net           (7,226)         19,234         (14,757)        424,886          87,005         180,762
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 48,740          37,778          92,753         630,678         130,463         438,075
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            59,729          52,784         171,118         801,378         138,810         582,086

NET ASSETS AT BEGINNING OF PERIOD           166,614         113,830       1,639,192         837,814       2,123,604       1,541,518
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     226,343   $     166,614   $   1,810,310   $   1,639,192   $   2,262,414   $   2,123,604
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   13,504          10,312         122,397          72,384         216,704         182,783
      Units issued                           11,244           3,882          26,714          67,875          43,517          64,436
      Units redeemed                         (7,939)           (690)        (21,218)        (17,862)        (34,819)        (30,515)
                                      -------------   -------------   -------------   -------------   -------------   -------------

  Units outstanding at end of period         16,809          13,504         127,893         122,397         225,402         216,704
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             Income Builder                     Information                 Limited Duration
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      21,012   $      41,259   $      (2,153)  $      (2,252)  $     121,894   $     127,314
Net realized gains (losses)                  31,207          53,525           2,060             281         (43,211)        (19,109)
Change in unrealized gains (losses)          49,219          86,541          (2,349)          2,019         (79,898)       (128,096)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           101,438         181,325          (2,442)             48          (1,215)        (19,891)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     54,112         234,569               -          10,276         429,790         488,895
Benefit payments                                  -               -          (7,807)              -          (9,114)        (61,752)
Payments on termination                    (162,770)        (57,608)         (8,046)         (2,620)       (428,633)       (221,675)
Contract maintenance charge                  (2,471)         (5,997)           (598)           (590)        (10,901)        (12,908)
Transfers among the sub-accounts
  and with the Fixed Account - net           96,917        (104,944)         (8,001)        (12,464)        119,002         464,872
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (14,212)         66,020         (24,452)         (5,398)        100,144         657,432
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            87,226         247,345         (26,894)         (5,350)         98,929         637,541

NET ASSETS AT BEGINNING OF PERIOD         2,018,757       1,771,412         150,926         156,276       5,598,954       4,961,413
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,105,983   $   2,018,757   $     124,032   $     150,926   $   5,697,883   $   5,598,954
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  172,814         168,223          12,389          14,029         542,023         473,344
      Units issued                           26,140          68,439           8,660           3,219         154,062         208,141
      Units redeemed                        (28,119)        (63,848)        (11,054)         (4,859)       (140,808)       (139,462)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        170,835         172,814           9,995          12,389         555,277         542,023
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley            Morgan Stanley           Morgan Stanley
                                                     Variable                  Variable                 Variable
                                                    Investment                Investment               Investment
                                                      Series                    Series                   Series
                                                 (Class Y Shares)          (Class Y Shares)         (Class Y Shares)
                                                    Sub-Account               Sub-Account              Sub-Account
                                          -------------------------------  ----------------  -------------------------------

                                                   Money Market             Pacific Growth         Quality Income Plus
                                                 (Class Y Shares)          (Class Y Shares)         (Class Y Shares)
                                          -------------------------------  ----------------  -------------------------------

                                               2005             2004            2004 (z)          2005             2004
                                          --------------   --------------  ----------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $       35,673   $      (25,384)  $       (1,083)  $      216,024   $      208,448
Net realized gains (losses)                            -                -           27,292          (11,234)           7,455
Change in unrealized gains (losses)                    -                -           (7,316)        (112,046)         (30,685)
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                 35,673          (25,384)          18,893           92,744          185,218
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         368,240        1,411,637            6,610          676,237        1,330,174
Benefit payments                                 (11,673)         (31,739)               -          (38,016)         (30,265)
Payments on termination                         (677,095)        (352,510)          (1,081)        (293,333)        (226,484)
Contract maintenance charge                      (14,255)          (5,625)             (10)         (12,502)          (5,933)
Transfers among the sub-accounts
  and with the Fixed Account - net               113,781          125,041         (211,530)         155,405          549,495
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                    (221,002)       1,146,804         (206,011)         487,791        1,616,987
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS               (185,329)       1,121,420         (187,118)         580,535        1,802,205

NET ASSETS AT BEGINNING OF PERIOD              3,932,689        2,811,269          187,118        6,011,652        4,209,447
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $    3,747,360   $    3,932,689   $            -   $    6,592,187   $    6,011,652
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       399,891          282,478           16,589          525,805          367,612
      Units issued                               339,624          632,116           17,176          159,928          220,847
      Units redeemed                            (361,996)        (514,703)         (33,765)        (110,435)         (62,654)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period             377,519          399,891                -          575,298          525,805
                                          ==============   ==============   ==============   ==============   ==============

(z) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                                 Variable                        Variable                        Variable
                                                Investment                      Investment                      Investment
                                                  Series                          Series                          Series
                                             (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              S&P 500 Index                     Strategist                      Utilities
                                             (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (5,415)  $     (28,395)  $       8,563   $       8,468   $       5,928   $       7,043
Net realized gains (losses)                 104,453          54,942         315,818          29,918          23,164         (12,180)
Change in unrealized gains (losses)          46,479         337,981        (125,019)        203,885          86,730         138,812
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           145,517         364,528         199,362         242,271         115,822         133,675
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    372,912         834,788             875         262,825          33,424         114,192
Benefit payments                            (54,325)        (33,883)              -         (10,350)              -          (5,709)
Payments on termination                    (182,121)       (196,088)       (172,227)       (129,727)        (30,502)        (28,658)
Contract maintenance charge                  (9,616)         (9,027)         (2,811)         (2,713)         (2,749)           (994)
Transfers among the sub-accounts
  and with the Fixed Account - net         (224,111)        325,368         (15,014)        179,938         (32,397)         86,023
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (97,261)        921,158        (189,177)        299,973         (32,224)        164,854
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            48,256       1,285,686          10,185         542,244          83,598         298,529

NET ASSETS AT BEGINNING OF PERIOD         5,061,243       3,775,557       3,201,321       2,659,077         938,388         639,859
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,109,499   $   5,061,243   $   3,211,506   $   3,201,321   $   1,021,986   $     938,388
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  457,094         387,170         279,279         255,030          95,469          83,335
      Units issued                          101,732         122,737           6,362          54,648          20,266          26,819
      Units redeemed                       (118,170)        (52,813)        (22,707)        (30,399)        (25,647)        (14,685)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        440,656         457,094         262,934         279,279          90,088          95,469
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                            Aggressive Growth              Capital Appreciation               Core Bond (i)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (25,139)  $     (21,534)  $      (6,119)  $     (18,761)  $      69,018   $      49,718
Net realized gains (losses)                  16,043           3,301          37,578           9,249           2,583           2,783
Change in unrealized gains (losses)         229,053         309,770          40,743         130,962         (47,282)         16,004
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           219,957         291,537          72,202         121,450          24,319          68,505
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     25,130         128,715         123,026         413,266         101,266          97,174
Benefit payments                               (458)        (59,067)         (4,431)              -         (37,822)              -
Payments on termination                     (88,358)       (123,308)       (131,846)        (72,066)        (62,736)        (79,063)
Contract maintenance charge                  (1,031)         (1,026)           (926)           (716)           (803)           (721)
Transfers among the sub-accounts
  and with the Fixed Account - net          116,548          14,917        (271,860)        111,798          22,387         259,000
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 51,831         (39,769)       (286,037)        452,282          22,292         276,390
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           271,788         251,768        (213,835)        573,732          46,611         344,895

NET ASSETS AT BEGINNING OF PERIOD         1,912,084       1,660,316       2,284,677       1,710,945       1,839,311       1,494,416
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,183,872   $   1,912,084   $   2,070,842   $   2,284,677   $   1,885,922   $   1,839,311
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  293,993         301,948         299,956         237,209         143,176         121,184
      Units issued                           24,163          40,429          32,164          87,396          27,865          40,278
      Units redeemed                        (15,478)        (48,384)        (70,181)        (24,649)        (26,142)        (18,286)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        302,678         293,993         261,939         299,956         144,899         143,176
                                      =============   =============   =============   =============   =============   =============

(i) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                            Global Securities                  High Income                     Main Street
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,737)  $          83   $      59,541   $      35,941   $       3,019   $     (18,068)
Net realized gains (losses)                  30,777          17,497           2,295           1,999          39,391          23,675
Change in unrealized gains (losses)         168,250         170,118         (48,363)         36,769         174,770         330,440
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           195,290         187,698          13,473          74,709         217,180         336,047
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     97,265         184,327          79,193         173,219          43,517         148,495
Benefit payments                                  -               -               -               -         (10,819)        (41,032)
Payments on termination                     (68,923)        (17,136)        (87,629)        (34,028)       (218,695)       (211,368)
Contract maintenance charge                    (497)           (398)           (270)           (179)         (3,578)         (3,862)
Transfers among the sub-accounts
  and with the Fixed Account - net           80,485          51,360          59,971         226,924         172,475         266,245
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                108,330         218,153          51,265         365,936         (17,100)        158,478
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           303,620         405,851          64,738         440,645         200,080         494,525

NET ASSETS AT BEGINNING OF PERIOD         1,393,785         987,934       1,148,839         708,194       4,572,789       4,078,264
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,697,405   $   1,393,785   $   1,213,577   $   1,148,839   $   4,772,869   $   4,572,789
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  130,413         108,776          95,050          63,049         512,442         494,004
      Units issued                           29,881          42,311          14,353          35,721          41,519          66,808
      Units redeemed                        (19,607)        (20,674)        (10,034)         (3,720)        (42,947)        (48,370)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        140,687         130,413          99,369          95,050         511,014         512,442
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Oppenheimer
                                               Oppenheimer                     Oppenheimer                       Variable
                                                 Variable                        Variable                     Account Funds
                                              Account Funds                   Account Funds               (Service Class ("SC"))
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer
                                               Main Street                     Oppenheimer                      Aggressive
                                             Small Cap Growth                 Strategic Bond                   Growth (SC)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (26,568)  $     (17,846)  $     120,070   $     142,083   $     (42,934)  $     (16,214)
Net realized gains (losses)                 101,379          69,364          30,817          36,940          32,450          13,615
Change in unrealized gains (losses)         109,948         215,670        (101,530)         80,725         329,967         191,105
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           184,759         267,188          49,357         259,748         319,483         188,506
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    103,826         242,813          21,864          15,062       1,309,861         855,546
Benefit payments                             (3,334)              -         (38,541)       (101,679)              -               -
Payments on termination                     (79,988)        (78,706)       (180,486)       (153,705)        (89,734)        (56,649)
Contract maintenance charge                    (583)           (409)         (1,489)         (1,675)         (8,077)         (3,235)
Transfers among the sub-accounts
  and with the Fixed Account - net          216,133         330,927          90,587          56,434         243,276         149,123
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                236,054         494,625        (108,065)       (185,563)      1,455,326         944,785
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           420,813         761,813         (58,708)         74,185       1,774,809       1,133,291

NET ASSETS AT BEGINNING OF PERIOD         1,978,550       1,216,737       3,735,188       3,661,003       1,754,381         621,090
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,399,363   $   1,978,550   $   3,676,480   $   3,735,188   $   3,529,190   $   1,754,381
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  164,702         119,444         263,324         276,974         120,045          49,978
      Units issued                           46,427          85,473          18,875          30,364         120,009          99,703
      Units redeemed                        (27,140)        (40,215)        (26,581)        (44,014)        (20,000)        (29,636)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        183,989         164,702         255,618         263,324         220,054         120,045
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                          (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Balanced (SC)             Capital Appreciation (SC)           Core Bond (SC) (j)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,928)  $     (25,545)  $     (99,283)  $     (52,295)  $      20,783   $        (328)
Net realized gains (losses)                 204,686           9,887          41,396          18,959          (1,747)             17
Change in unrealized gains (losses)         (62,359)        322,159         583,879         333,929          (9,856)          2,394
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           138,399         306,501         525,992         300,593           9,180           2,083
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,111,870       2,362,711       5,410,833       3,545,544       1,220,319         283,776
Benefit payments                             (3,872)         (1,088)        (76,754)       (250,952)              -               -
Payments on termination                    (177,875)        (81,479)       (356,410)       (135,730)        (28,503)              -
Contract maintenance charge                 (16,347)         (4,324)        (20,805)         (6,775)         (2,472)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          714,518       1,173,358       2,147,888       1,447,135         841,796          23,707
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,628,294       3,449,178       7,104,752       4,599,222       2,031,140         307,483
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,766,693       3,755,679       7,630,744       4,899,815       2,040,320         309,566

NET ASSETS AT BEGINNING OF PERIOD         4,467,017         711,338       6,385,956       1,486,141         309,566               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   7,233,710   $   4,467,017   $  14,016,700   $   6,385,956   $   2,349,886   $     309,566
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  314,295          54,156         494,542         120,872          30,610               -
      Units issued                          232,916         276,668         655,217         424,482         222,791          30,958
      Units redeemed                        (45,934)        (16,529)        (92,163)        (50,812)        (22,807)           (348)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        501,277         314,295       1,057,596         494,542         230,594          30,610
                                      =============   =============   =============   =============   =============   =============

(j) Previously known as Oppenheimer Bond (SC)
(v) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                          (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                          Global Securities (SC)             High Income (SC)                Main Street (SC)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (24,432)  $     (14,802)  $     306,432   $      43,804   $     (73,785)  $     (76,562)
Net realized gains (losses)                  64,742          27,941          (6,942)          3,819          69,909          30,138
Change in unrealized gains (losses)         375,856         378,428        (245,513)        244,687         706,737         744,145
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           416,166         391,567          53,977         292,310         702,861         697,721
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    591,207       1,135,985       2,934,234       3,827,123       5,753,105       5,645,077
Benefit payments                             (7,322)        (83,811)        (76,267)       (170,208)       (104,006)         (3,270)
Payments on termination                    (139,405)        (50,354)       (385,402)       (184,171)       (408,414)       (198,375)
Contract maintenance charge                 (12,851)         (6,662)        (26,469)         (4,481)        (41,658)        (10,443)
Transfers among the sub-accounts
  and with the Fixed Account - net          116,773         530,000       1,112,716       1,353,722       1,942,554       2,034,920
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                548,402       1,525,158       3,558,812       4,821,985       7,141,581       7,467,909
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           964,568       1,916,725       3,612,789       5,114,295       7,844,442       8,165,630

NET ASSETS AT BEGINNING OF PERIOD         2,874,454         957,729       5,848,511         734,216      11,023,432       2,857,802
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,839,022   $   2,874,454   $   9,461,300   $   5,848,511   $  18,867,874   $  11,023,432
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  172,051          67,104         420,017          56,531         808,680         225,578
      Units issued                           53,826         125,804         330,517         416,085         661,489         668,661
      Units redeemed                        (20,518)        (20,857)        (71,743)        (52,599)       (116,247)        (85,559)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        205,359         172,051         678,791         420,017       1,353,922         808,680
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer
                                                 Variable                        Variable
                                              Account Funds                   Account Funds                  Putnam Variable
                                          (Service Class ("SC"))          (Service Class ("SC"))                  Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer
                                               Main Street                     Oppenheimer                     VT American
                                          Small Cap Growth (SC)            Strategic Bond (SC)              Government Income
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (86,797)  $     (32,529)  $     354,853   $      38,786   $     149,377   $     237,766
Net realized gains (losses)                 164,997          35,119          15,318           5,289          (5,780)        104,511
Change in unrealized gains (losses)         511,395         440,727        (176,161)        630,837        (139,347)       (245,807)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           589,595         443,317         194,010         674,912           4,250          96,470
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,873,108       1,713,517       8,006,216       7,918,547          71,328          69,288
Benefit payments                            (22,692)       (167,521)       (172,707)         (3,311)        (17,152)       (154,145)
Payments on termination                    (153,701)        (58,437)       (672,650)       (178,242)       (593,664)       (757,433)
Contract maintenance charge                 (13,480)         (5,815)        (50,326)         (7,069)           (155)           (151)
Transfers among the sub-accounts
  and with the Fixed Account - net          830,563         643,494       3,292,408       2,366,426        (253,341)     (1,132,040)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,513,798       2,125,238      10,402,941      10,096,351        (792,984)     (1,974,481)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,103,393       2,568,555      10,596,951      10,771,263        (788,734)     (1,878,011)

NET ASSETS AT BEGINNING OF PERIOD         3,591,812       1,023,257      12,395,707       1,624,444       7,970,524       9,848,535
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   7,695,205   $   3,591,812   $  22,992,658   $  12,395,707   $   7,181,790   $   7,970,524
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  207,933          69,559         953,296         133,528         626,105         784,348
      Units issued                          247,604         172,683         957,232         882,461          30,524          47,454
      Units redeemed                        (33,096)        (34,309)       (141,944)        (62,693)        (93,000)       (205,697)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        422,441         207,933       1,768,584         953,296         563,629         626,105
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                VT Capital                      VT Capital                     VT Discovery
                                               Appreciation                   Opportunities                       Growth
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (9,522)  $     (13,617)  $      (3,215)  $       1,978   $     (20,486)  $     (21,095)
Net realized gains (losses)                  32,768          10,873           2,397         110,865          21,236          12,266
Change in unrealized gains (losses)          44,042         125,455          25,026         (49,358)         85,871          90,539
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            67,288         122,711          24,208          63,485          86,621          81,710
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      7,830          41,518           1,155             231          10,036          21,046
Benefit payments                                  -         (19,129)         (2,041)              -          (1,540)        (11,089)
Payments on termination                    (131,971)       (131,928)        (12,944)         (6,524)        (96,220)       (111,767)
Contract maintenance charge                     (49)            (43)              -               -            (141)           (137)
Transfers among the sub-accounts
  and with the Fixed Account - net          102,208          66,843         145,394      (1,229,069)         (6,817)        (10,092)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (21,982)        (42,739)        131,564      (1,235,362)        (94,682)       (112,039)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            45,306          79,972         155,772      (1,171,877)         (8,061)        (30,329)

NET ASSETS AT BEGINNING OF PERIOD         1,066,191         986,219         158,382       1,330,259       1,583,656       1,613,985
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,111,497   $   1,066,191   $     314,154   $     158,382   $   1,575,595   $   1,583,656
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  128,670         134,669          10,519         103,132         330,207         357,125
      Units issued                           23,139          30,842          10,331           9,785           7,234          29,332
      Units redeemed                        (25,750)        (36,841)         (1,654)       (102,398)        (26,889)        (56,250)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        126,059         128,670          19,196          10,519         310,552         330,207
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              VT Diversified                    VT Equity                  VT The George Putnam
                                                  Income                          Income                      Fund of Boston
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     563,474   $     826,144   $      (5,740)  $      (8,925)  $     109,469   $      77,378
Net realized gains (losses)                  15,313          47,127          34,466          16,512         240,663         106,734
Change in unrealized gains (losses)        (417,063)       (140,916)         29,245          83,275          82,706         865,803
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           161,724         732,355          57,971          90,862         432,838       1,049,915
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     91,563          84,694           6,726          22,800       1,170,369       1,529,240
Benefit payments                            (75,097)       (307,462)         (5,157)              -        (175,871)       (260,112)
Payments on termination                    (841,265)       (979,170)        (46,814)        (34,398)     (1,408,660)     (1,156,221)
Contract maintenance charge                    (248)           (254)              -               -         (12,376)         (6,731)
Transfers among the sub-accounts
  and with the Fixed Account - net          242,949        (498,022)        404,094         541,358         220,324       1,325,962
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (582,098)     (1,700,214)        358,849         529,760        (206,214)      1,432,138
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (420,374)       (967,859)        416,820         620,622         226,624       2,482,053

NET ASSETS AT BEGINNING OF PERIOD         9,623,340      10,591,199       1,044,167         423,545      16,825,653      14,343,600
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,202,966   $   9,623,340   $   1,460,987   $   1,044,167   $  17,052,277   $  16,825,653
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  724,310         859,303          78,523          35,159       1,458,699       1,347,405
      Units issued                           54,802          62,370          44,026          65,821         217,159         312,854
      Units redeemed                        (98,285)       (197,363)        (17,065)        (22,457)       (246,741)       (201,560)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        680,827         724,310         105,484          78,523       1,429,117       1,458,699
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             VT Global Asset                    VT Global                     VT Growth and
                                                Allocation                        Equity                          Income
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (30,039)  $      23,296   $     (29,473)  $      42,220   $     121,315   $     124,746
Net realized gains (losses)                  77,991             855        (206,481)       (310,310)        395,589          62,488
Change in unrealized gains (losses)         428,923         476,595         673,104         946,520       1,313,214       4,136,162
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           476,875         500,746         437,150         678,430       1,830,118       4,323,396
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,752,866         886,330          33,863          45,205       1,552,554       1,580,663
Benefit payments                            (33,409)        (16,700)        (77,073)        (75,644)       (436,185)       (480,734)
Payments on termination                    (677,403)       (243,218)       (378,966)       (249,401)     (3,192,818)     (3,251,024)
Contract maintenance charge                  (8,823)         (1,044)           (144)           (132)        (10,261)         (6,803)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,220,644       3,217,812          43,605         (68,886)        162,952       1,148,961
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,253,875       3,843,180        (378,715)       (348,858)     (1,923,758)     (1,008,937)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,730,750       4,343,926          58,435         329,572         (93,640)      3,314,459

NET ASSETS AT BEGINNING OF PERIOD         6,870,180       2,526,254       6,089,546       5,759,974      49,138,229      45,823,770
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,600,930   $   6,870,180   $   6,147,981   $   6,089,546   $  49,044,589   $  49,138,229
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  633,500         263,491         760,426         802,881       4,755,029       4,926,858
      Units issued                          282,752         424,096          40,908          36,130         318,091         439,936
      Units redeemed                       (108,150)        (54,087)        (85,236)        (78,585)       (552,971)       (611,765)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        808,102         633,500         716,098         760,426       4,520,149       4,755,029
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                    VT                              VT                              VT
                                           Growth Opportunities              Health Sciences                    High Yield
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,813)  $     (30,831)  $     (89,633)  $     (77,303)  $     596,542   $     477,314
Net realized gains (losses)                (286,382)       (246,842)         33,927        (104,598)        (33,249)        (40,885)
Change in unrealized gains (losses)         342,772         275,831         847,044         558,624        (399,912)        195,827
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            43,577          (1,842)        791,338         376,723         163,381         632,256
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      9,962          31,129          40,167         248,864       1,972,999       1,731,527
Benefit payments                            (49,571)        (50,025)        (40,017)        (83,278)        (67,876)       (115,584)
Payments on termination                    (151,885)       (130,209)       (477,010)       (527,079)       (495,891)       (698,254)
Contract maintenance charge                     (79)            (55)         (3,003)         (1,730)        (11,988)         (3,279)
Transfers among the sub-accounts
  and with the Fixed Account - net         (214,123)         42,711        (135,147)        214,013         129,151          41,534
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (405,696)       (106,449)       (615,010)       (149,210)      1,526,395         955,944
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (362,119)       (108,291)        176,328         227,513       1,689,776       1,588,200

NET ASSETS AT BEGINNING OF PERIOD         2,360,887       2,469,178       7,075,337       6,847,824       8,255,433       6,667,233
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,998,768   $   2,360,887   $   7,251,665   $   7,075,337   $   9,945,209   $   8,255,433
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  557,273         585,493         642,078         656,540         636,935         582,847
      Units issued                           30,825          67,099          53,831          75,762         199,568         199,695
      Units redeemed                       (129,125)        (95,319)       (105,991)        (90,224)        (97,681)       (145,607)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        458,973         557,273         589,918         642,078         738,822         636,935
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                                    VT                       VT International
                                                VT Income                  International Equity             Growth and Income
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)          $     384,240   $     529,074   $      13,413   $      31,102   $     (13,209)  $      (1,012)
Net realized gains (losses)                 237,126          45,696         206,690         (63,388)         71,192          19,821
Change in unrealized gains (losses)        (406,003)         30,902       1,341,279       1,704,748         329,027         444,407
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           215,363         605,672       1,561,382       1,672,462         387,010         463,216
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,921,025       1,724,566       1,346,229         855,129           6,886           6,647
Benefit payments                           (284,314)       (178,227)       (115,086)       (134,165)        (29,131)        (32,746)
Payments on termination                  (2,305,363)     (1,478,415)     (1,047,067)       (714,268)       (253,154)       (197,521)
Contract maintenance charge                 (14,933)         (6,665)         (7,666)         (4,180)           (107)            (98)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,073,336         194,417         499,166        (760,963)        370,344         237,263
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              4,389,751         255,676         675,576        (758,447)         94,838          13,545
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,605,114         861,348       2,236,958         914,015         481,848         476,761

NET ASSETS AT BEGINNING OF PERIOD        20,522,045      19,660,697      13,653,079      12,739,064       2,912,706       2,435,945
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  25,127,159   $  20,522,045   $  15,890,037   $  13,653,079   $   3,394,554   $   2,912,706
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,696,634       1,643,087       1,162,082       1,257,652         246,641         245,992
      Units issued                          784,395         365,295         214,741         418,422          55,805          41,160
      Units redeemed                       (347,231)       (311,748)       (189,404)       (513,992)        (47,169)        (40,511)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,133,798       1,696,634       1,187,419       1,162,082         255,277         246,641
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             VT International                                                     VT Mid
                                            New Opportunities                  VT Investors                     Cap Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (13,250)  $      (5,382)  $     (46,747)  $    (129,623)  $     (13,341)  $     (11,259)
Net realized gains (losses)                 (87,781)       (140,487)       (268,413)       (652,245)         32,619         152,244
Change in unrealized gains (losses)         445,194         370,120       1,449,887       2,434,143         103,544         (16,727)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           344,163         224,251       1,134,727       1,652,275         122,822         124,258
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      3,352           7,089         241,005         275,611           4,995           7,957
Benefit payments                            (23,385)        (53,968)       (132,649)       (200,341)              -               -
Payments on termination                    (219,793)       (163,484)     (1,137,403)     (1,015,601)        (26,859)         (8,498)
Contract maintenance charge                     (81)            (72)         (1,753)         (1,351)           (108)           (101)
Transfers among the sub-accounts
  and with the Fixed Account - net          110,824          28,658         (88,322)       (637,318)        429,104      (1,107,714)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (129,083)       (181,777)     (1,119,122)     (1,579,000)        407,132      (1,108,356)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           215,080          42,474          15,605          73,275         529,954        (984,098)

NET ASSETS AT BEGINNING OF PERIOD         2,167,341       2,124,867      16,302,715      16,229,440         861,289       1,845,387
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,382,421   $   2,167,341   $  16,318,320   $  16,302,715   $   1,391,243   $     861,289
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  229,054         249,383       2,137,334       2,373,104          59,201         144,493
      Units issued                           50,657          15,421         121,858         102,781          34,945          20,825
      Units redeemed                        (64,092)        (35,750)       (282,516)       (338,551)         (7,970)       (106,117)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        215,619         229,054       1,976,676       2,137,334          86,176          59,201
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             VT Money Market               VT New Opportunities                VT New Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     151,016   $     (61,798)  $    (138,110)  $    (151,997)  $     (61,771)  $     (43,125)
Net realized gains (losses)                       -               -        (997,820)     (1,135,815)        215,092         127,509
Change in unrealized gains (losses)               -               -       2,076,011       2,296,397         396,578       1,085,018
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           151,016         (61,798)        940,081       1,008,585         549,899       1,169,402
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,529,100       3,452,374          22,986         308,282       2,223,232       1,225,644
Benefit payments                           (485,503)     (1,587,337)       (145,131)       (312,017)       (116,685)        (83,310)
Payments on termination                    (856,798)    (11,548,160)       (684,752)       (695,294)       (654,512)       (487,489)
Contract maintenance charge                 (31,624)         (1,967)         (1,976)         (1,453)         (7,773)         (1,598)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,766,614       7,032,454        (642,633)       (150,574)      1,314,506         697,594
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,921,789      (2,652,636)     (1,451,506)       (851,056)      2,758,768       1,350,841
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         7,072,805      (2,714,434)       (511,425)        157,529       3,308,667       2,520,243

NET ASSETS AT BEGINNING OF PERIOD         9,953,202      12,667,636      12,158,137      12,000,608       9,913,090       7,392,847
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  17,026,007   $   9,953,202   $  11,646,712   $  12,158,137   $  13,221,757   $   9,913,090
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  971,344       1,202,723       1,646,691       1,776,880         699,027         612,112
      Units issued                        1,335,429       1,579,277          80,799          85,160         293,509         177,695
      Units redeemed                       (629,654)     (1,810,656)       (274,230)       (215,349)       (112,009)        (90,780)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,677,119         971,344       1,453,260       1,646,691         880,527         699,027
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 VT OTC &
                                             Emerging Growth                   VT Research                  VT Small Cap Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (27,831)  $     (33,167)  $     (31,010)  $     (89,523)  $    (126,953)  $     (99,637)
Net realized gains (losses)                (438,281)       (273,044)        (38,858)       (106,661)      1,326,225         344,744
Change in unrealized gains (losses)         597,311         510,665         316,111         625,134        (593,813)      2,069,552
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           131,199         204,454         246,243         428,950         605,459       2,314,659
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,010          32,678          35,092         448,836          50,657          65,812
Benefit payments                            (15,526)        (14,991)        (70,461)        (31,724)       (115,249)        (28,013)
Payments on termination                    (348,365)       (151,517)       (497,531)       (497,195)       (924,670)       (629,600)
Contract maintenance charge                     (17)            (16)         (2,737)           (805)           (960)         (1,999)
Transfers among the sub-accounts
  and with the Fixed Account - net          (47,264)     (2,295,819)       (226,461)       (115,842)       (403,184)        711,063
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (407,162)     (2,429,665)       (762,098)       (196,730)     (1,393,406)        117,263
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (275,963)     (2,225,211)       (515,855)        232,220        (787,947)      2,431,922

NET ASSETS AT BEGINNING OF PERIOD         2,417,236       4,642,447       7,311,631       7,079,411      11,862,533       9,430,611
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,141,273   $   2,417,236   $   6,795,776   $   7,311,631   $  11,074,586   $  11,862,533
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  509,856       1,310,836         784,432         824,660         578,439         571,968
      Units issued                           44,799          50,868          33,722          74,694          57,883          94,295
      Units redeemed                       (142,971)       (851,848)       (116,785)       (114,922)       (125,204)        (87,824)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        411,684         509,856         701,369         784,432         511,118         578,439
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               VT Utilities
                                            Growth and Income                    VT Vista                       VT Voyager
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      27,121   $      33,174   $     (99,600)  $     (90,367)  $    (159,015)  $    (262,280)
Net realized gains (losses)                  12,136         (80,113)       (167,795)       (298,405)     (1,503,262)     (1,547,332)
Change in unrealized gains (losses)         291,663         807,912       1,060,438       1,517,244       2,673,681       2,670,985
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           330,920         760,973         793,043       1,128,472       1,011,404         861,373
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     36,812         281,038         159,827         272,281       1,170,626       1,289,078
Benefit payments                            (53,431)        (64,718)        (86,334)        (81,329)       (267,558)       (372,762)
Payments on termination                    (204,088)       (227,632)       (591,273)       (429,213)     (2,021,572)     (1,500,019)
Contract maintenance charge                  (2,428)           (595)         (2,103)         (1,380)        (14,777)        (11,251)
Transfers among the sub-accounts
  and with the Fixed Account - net          391,065         266,203          22,372        (987,166)       (700,983)        447,556
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
   from contract transactions               167,930         254,296        (497,511)     (1,226,807)     (1,834,264)       (147,398)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           498,850       1,015,269         295,532         (98,335)       (822,860)        713,975

NET ASSETS AT BEGINNING OF PERIOD         4,621,012       3,605,743       7,662,087       7,760,422      25,367,146      24,653,171
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,119,862   $   4,621,012   $   7,957,619   $   7,662,087   $  24,544,286   $  25,367,146
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  446,330         433,944         836,359       1,103,436       3,027,372       3,123,812
      Units issued                           66,413          66,024          83,044         133,487         215,502         353,567
      Units redeemed                        (50,692)        (53,638)       (143,242)       (400,564)       (496,793)       (450,007)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        462,051         446,330         776,161         836,359       2,746,081       3,027,372
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Scudder                         Scudder                         Scudder
                                                 Variable                        Variable                        Variable
                                                 Series I                        Series I                        Series I
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                           21st Century Growth                   Balanced                          Bond
                                      -----------------------------   -----------------------------   -----------------------------

                                        2005 (k)          2004          2005 (l)          2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $          (7)  $         (16)  $          91   $          29   $       1,198   $       1,277
Net realized gains (losses)                  (2,019)            (15)            135               -             398               4
Change in unrealized gains (losses)           1,766             296            (312)            150            (819)            599
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                              (260)            265             (86)            179             777           1,880
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -               -               -               -               -
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -               -               -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (2,636)              1          (3,269)              -              (1)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 (2,636)              1          (3,269)              -              (1)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            (2,896)            266          (3,355)            179             776           1,880

NET ASSETS AT BEGINNING OF PERIOD             2,896           2,630           3,355           3,176          43,182          41,302
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $           -   $       2,896   $           -   $       3,355   $      43,958   $      43,182
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      336             336             293             293           3,283           3,283
      Units issued                                -               -               -               -               -               -
      Units redeemed                           (336)              -            (293)              -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
   Units outstanding at end of period             -             336               -             293           3,283           3,283
                                      =============   =============   =============   =============   =============   =============

(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                              Scudder                  Scudder                           Scudder
                                             Variable                 Variable                          Variable
                                             Series I                 Series I                          Series I
                                            Sub-Account              Sub-Account                       Sub-Account
                                          --------------   -------------------------------   -------------------------------

                                          Capital Growth          Growth and Income                   International
                                          --------------   -------------------------------   -------------------------------

                                             2005 (m)           2005             2004             2005             2004
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $          (15)  $           42   $            1   $           35   $           18
Net realized gains (losses)                           (1)               -               (5)             (10)             (14)
Change in unrealized gains (losses)                  343              369              669              544              498
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    327              411              665              569              502
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -                -                -                -                -
Benefit payments                                       -                -                -                -                -
Payments on termination                                -                -                -                -                -
Contract maintenance charge                            -                -                -                -                -
Transfers among the sub-accounts
  and with the Fixed Account - net                 2,922               (1)               -                -                1
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                       2,922               (1)               -                -                1
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                  3,249              410              665              569              503

NET ASSETS AT BEGINNING OF PERIOD                      -            7,784            7,119            3,704            3,201
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $        3,249   $        8,194   $        7,784   $        4,273   $        3,704
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                             -              820              820              366              366
      Units issued                                   307                -                -                -                -
      Units redeemed                                   -                -                -                -                -
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 307              820              820              366              366
                                          ==============   ==============   ==============   ==============   ==============

(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                      Scudder                           Scudder                   Scudder
                                                     Variable                          Variable                  Variable
                                                     Series I                          Series II                 Series II
                                                    Sub-Account                       Sub-Account               Sub-Account
                                          -------------------------------   -------------------------------   --------------

                                                                                                                 Small Cap
                                                   Money Market                         Growth                    Growth
                                          -------------------------------   -------------------------------   --------------

                                               2005             2004           2005 (m)           2004         2005 (e) (k)
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $          219   $           12   $           19   $          (11)  $          (14)
Net realized gains (losses)                            -                -             (650)              (6)               1
Change in unrealized gains (losses)                    -                -              531              146              439
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    219               12             (100)             129              426
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -                -                -                -                -
Benefit payments                                       -                -                -                -                -
Payments on termination                                -                -                -                -                -
Contract maintenance charge                            -                -                -                -                -
Transfers among the sub-accounts
  and with the Fixed Account - net                     -               (1)          (2,921)              (1)           2,645
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                           -               (1)          (2,921)              (1)           2,645
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                    219               11           (3,021)             128            3,071

NET ASSETS AT BEGINNING OF PERIOD                 11,547           11,536            3,021            2,893                -

NET ASSETS AT END OF PERIOD               $       11,766   $       11,547   $            -   $        3,021   $        3,071
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                         1,009            1,009              395              395                -
      Units issued                                     -                -                -                -              265
      Units redeemed                                   -                -             (395)               -                -
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period               1,009            1,009                -              395              265
                                          ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                              Scudder               The Universal                     The Universal
                                             Variable               Institutional                     Institutional
                                             Series II               Funds, Inc.                       Funds, Inc.
                                            Sub-Account              Sub-Account                       Sub-Account
                                          --------------   -------------------------------   -------------------------------

                                                                   Van Kampen UIF                     Van Kampen UIF
                                           Total Return         Emerging Markets Equity                Equity Growth
                                          --------------   -------------------------------   -------------------------------

                                           2005 (e) (l)         2005             2004             2005           2004 (x)
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $          (19)  $      (14,363)  $       (8,086)  $      (29,219)  $      (34,320)
Net realized gains (losses)                           (1)          68,269           27,156          (30,791)         (91,661)
Change in unrealized gains (losses)                  225          336,417          196,453          445,420          311,614
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    205          390,323          215,523          385,410          185,633
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -            3,847           13,813           20,655           14,609
Benefit payments                                       -          (19,259)               -          (41,239)         (16,826)
Payments on termination                                -          (87,536)         (35,938)        (338,032)        (196,823)
Contract maintenance charge                            -             (556)            (719)          (4,464)          (3,618)
Transfers among the sub-accounts
  and with the Fixed Account - net                 3,260          138,763          229,465          (70,160)       1,212,764
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                       3,260           35,259          206,621         (433,240)       1,010,106
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                  3,465          425,582          422,144          (47,830)       1,195,739

NET ASSETS AT BEGINNING OF PERIOD                      -        1,215,259          793,115        3,195,970        2,000,231
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $        3,465   $    1,640,841   $    1,215,259   $    3,148,140   $    3,195,970
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                             -           94,407           74,435          335,233          233,571
      Units issued                                   326           21,800           50,337           20,058          165,490
      Units redeemed                                   -          (19,706)         (30,365)         (65,916)         (63,828)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 326           96,501           94,407          289,375          335,233
                                          ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(l) On April 29, 2005, Balanced merged into Total Return
(x) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal                   The Universal                   The Universal
                                              Institutional                   Institutional                   Institutional
                                               Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                           International Magnum               Mid Cap Growth                U.S. Mid Cap Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005           2004 (y)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,865)  $      36,187   $     (15,956)  $     (12,567)  $     (62,584)  $     (62,755)
Net realized gains (losses)                  17,987          58,499          58,910          13,750         246,106          69,246
Change in unrealized gains (losses)          68,729          81,001         130,172         158,455         363,610         634,281
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            84,851         175,687         173,126         159,638         547,132         640,772
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,827               -             960           6,630          38,047          80,110
Benefit payments                                  -          (1,981)              -          (1,977)        (62,161)        (43,226)
Payments on termination                    (103,984)        (65,050)       (121,992)       (115,997)       (491,058)       (436,509)
Contract maintenance charge                    (430)           (597)           (442)         (1,218)        (11,701)         (8,256)
Transfers among the sub-accounts
  and with the Fixed Account - net           (9,331)       (851,296)        217,740         375,901         (47,417)      2,775,640
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (111,918)       (918,924)         96,266         263,339        (574,290)      2,367,759
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (27,067)       (743,237)        269,392         422,977         (27,158)      3,008,531

NET ASSETS AT BEGINNING OF PERIOD           961,143       1,704,380       1,018,839         595,862       5,517,989       2,509,458
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     934,076   $     961,143   $   1,288,231   $   1,018,839   $   5,490,831   $   5,517,989
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   95,482         180,440          83,017          58,179         496,240         258,451
      Units issued                            8,453         258,773          24,672          41,411          49,938         326,984
      Units redeemed                        (19,470)       (343,731)        (17,079)        (16,573)        (99,683)        (89,195)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         84,465          95,482          90,610          83,017         446,495         496,240
                                      =============   =============   =============   =============   =============   =============

(y) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              The Universal                   The Universal
                                              The Universal                   Institutional                   Institutional
                                              Institutional                    Funds, Inc.                     Funds, Inc.
                                               Funds, Inc.                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                             Van Kampen UIF                   Van Kampen UIF
                                              Van Kampen UIF              Emerging Markets Debt          Emerging Markets Equity
                                             U.S. Real Estate                  (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (4,701)  $       3,917   $     238,345   $      97,247   $     (11,172)  $      (4,305)
Net realized gains (losses)                 291,355         143,603          78,365          35,177          44,392           1,851
Change in unrealized gains (losses)          40,364         445,145          96,070          59,609         243,366         117,211
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           327,018         592,665         412,780         192,033         276,586         114,757
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     17,105           4,579       1,359,778       1,859,625         165,405         220,265
Benefit payments                            (43,202)        (48,346)        (42,954)         (1,709)         (6,680)         (4,279)
Payments on termination                    (246,069)       (208,300)        (50,326)        (16,865)        (11,516)         (2,023)
Contract maintenance charge                    (947)         (1,580)        (14,375)         (1,902)         (4,726)         (2,994)
Transfers among the sub-accounts
  and with the Fixed Account - net         (152,032)        309,553         541,685         194,538         (38,791)        182,931
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (425,145)         55,906       1,793,808       2,033,687         103,692         393,900
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (98,127)        648,571       2,206,588       2,225,720         380,278         508,657

NET ASSETS AT BEGINNING OF PERIOD         2,348,488       1,699,917       2,613,398         387,678         767,610         258,953
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,250,361   $   2,348,488   $   4,819,986   $   2,613,398   $   1,147,888   $     767,610
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  115,960         111,789         179,468          31,140          42,573          17,415
      Units issued                           14,208          33,575         158,027         212,976          26,996          31,082
      Units redeemed                        (33,564)        (29,404)        (41,002)        (64,648)        (21,189)         (5,924)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         96,604         115,960         296,493         179,468          48,380          42,573
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal                   The Universal                   The Universal
                                              Institutional                   Institutional                   Institutional
                                               Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                                (Class II)                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                            Equity and Income                 Equity Growth                  Global Franchise
                                                (Class II)                      (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (36,641)  $      (9,701)  $     (15,341)  $     (10,583)  $     (68,478)  $     (14,359)
Net realized gains (losses)                  70,066           3,190          14,001             307          56,185          22,562
Change in unrealized gains (losses)         233,571         128,113         170,874          68,327         440,402         172,290
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           266,996         121,602         169,534          58,051         428,109         180,493
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,350,100       1,375,320         220,720         350,354       1,914,351       1,533,142
Benefit payments                            (73,495)              -          (5,058)         (1,366)        (37,114)              -
Payments on termination                     (80,558)        (30,007)        (41,942)         (6,098)        (53,874)        (22,000)
Contract maintenance charge                  (9,484)           (914)         (3,819)         (2,902)        (12,609)         (2,700)
Transfers among the sub-accounts
  and with the Fixed Account - net          674,194         549,641          75,592         182,105         811,135         718,610
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,860,757       1,894,040         245,493         522,093       2,621,889       2,227,052
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,127,753       2,015,642         415,027         580,144       3,049,998       2,407,545

NET ASSETS AT BEGINNING OF PERIOD         2,113,708          98,066       1,006,184         426,040       2,565,770         158,225
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,241,461   $   2,113,708   $   1,421,211   $   1,006,184   $   5,615,768   $   2,565,770
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  175,586           8,457          86,056          36,469         206,241          12,943
      Units issued                          339,005         185,954          45,483          55,211         305,740         210,434
      Units redeemed                        (87,900)        (18,825)        (22,398)         (5,624)        (90,519)        (17,136)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        426,691         175,586         109,141          86,056         421,462         206,241
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal                   The Universal                   The Universal
                                              Institutional                   Institutional                   Institutional
                                               Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                                (Class II)                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                              Mid Cap Growth               Small Company Growth             U.S. Mid Cap Value
                                                (Class II)                      (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (31,204)  $     (15,074)  $     (30,350)  $     (20,009)  $     (65,784)  $     (36,652)
Net realized gains (losses)                  33,544           4,521          44,357          54,956         146,584           9,174
Change in unrealized gains (losses)         291,257         194,389         195,694         187,129         443,025         429,016
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           293,597         183,836         209,701         222,076         523,825         401,538
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    330,992         682,461         343,870         431,132       1,157,553       1,769,923
Benefit payments                            (10,391)         (8,849)         (9,695)         (8,735)         (7,119)              -
Payments on termination                     (24,332)         (8,028)        (68,808)        (20,858)        (99,992)        (38,252)
Contract maintenance charge                  (9,674)         (4,683)         (8,656)         (5,637)        (20,211)         (8,300)
Transfers among the sub-accounts
  and with the Fixed Account - net          174,110          57,129          (7,380)        267,167         250,044         680,984
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                460,705         718,030         249,331         663,069       1,280,275       2,404,355
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           754,302         901,866         459,032         885,145       1,804,100       2,805,893

NET ASSETS AT BEGINNING OF PERIOD         1,532,208         630,342       1,708,194         823,049       3,971,692       1,165,799
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,286,510   $   1,532,208   $   2,167,226   $   1,708,194   $   5,775,792   $   3,971,692
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   98,011          48,198         107,308          60,553         290,411          87,159
      Units issued                           71,969          59,325          34,170          59,728         182,714         227,866
      Units redeemed                        (43,191)         (9,512)        (17,148)        (12,973)        (80,033)        (24,614)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        126,789          98,011         124,330         107,308         393,092         290,411
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal
                                              Institutional                  Van Kampen Life                 Van Kampen Life
                                               Funds, Inc.                      Investment                      Investment
                                                (Class II)                        Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF
                                             U.S. Real Estate                                                  LIT Emerging
                                                (Class II)                     LIT Comstock                       Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,414)  $       8,204   $     (11,514)  $     (20,249)  $     (28,210)  $     (35,715)
Net realized gains (losses)                 480,032         146,366         328,289          95,456        (180,013)       (217,052)
Change in unrealized gains (losses)         982,259       1,103,651        (122,984)        693,711         365,879         393,115
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,432,877       1,258,221         193,791         768,918         157,656         140,348
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,935,892       3,437,818         181,279         502,468          48,281          57,773
Benefit payments                            (58,297)           (536)        (56,357)        (13,477)         (8,566)        (15,383)
Payments on termination                    (275,248)       (114,588)       (619,495)       (326,335)       (293,324)       (162,236)
Contract maintenance charge                 (27,305)         (5,618)         (2,841)         (2,082)         (1,724)         (1,899)
Transfers among the sub-accounts
  and with the Fixed Account - net          260,925         663,728         873,548       1,273,943          36,438         (69,219)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,835,967       3,980,804         376,134       1,434,517        (218,895)       (190,964)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,268,844       5,239,025         569,925       2,203,435         (61,239)        (50,616)

NET ASSETS AT BEGINNING OF PERIOD         6,008,432         769,407       6,011,014       3,807,579       2,673,993       2,724,609
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,277,276   $   6,008,432   $   6,580,939   $   6,011,014   $   2,612,754   $   2,673,993
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  315,183          55,829         472,605         347,341         334,848         345,357
      Units issued                          256,793         320,831         118,716         206,406          40,073          48,773
      Units redeemed                       (103,018)        (61,477)        (88,308)        (81,142)        (53,568)        (59,282)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        468,958         315,183         503,013         472,605         321,353         334,848
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Van Kampen Life
                                             Van Kampen Life                 Van Kampen Life                    Investment
                                                Investment                      Investment                        Trust
                                                  Trust                           Trust                         (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                                LIT Money                 LIT Aggressive Growth
                                              LIT Government                      Market                        (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004 (w)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      14,604   $      20,755   $      27,718   $     (10,723)  $     (27,489)  $     (20,303)
Net realized gains (losses)                    (833)         (2,290)              -               -          35,738            (275)
Change in unrealized gains (losses)          (1,127)         (2,924)              -               -         148,585         202,255
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            12,644          15,541          27,718         (10,723)        156,834         181,677
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     16,549          41,705               -         526,908         136,885         221,570
Benefit payments                                  -               -               -          (6,237)        (14,269)         (3,277)
Payments on termination                     (68,342)        (58,268)        (82,748)       (381,125)        (45,877)        (10,587)
Contract maintenance charge                    (297)           (263)           (659)           (639)         (7,871)         (6,342)
Transfers among the sub-accounts
  and with the Fixed Account - net           66,115         (66,993)       (128,757)        (66,899)       (139,089)        903,231
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 14,025         (83,819)       (212,164)         72,008         (70,221)      1,104,595
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            26,669         (68,278)       (184,446)         61,285          86,613       1,286,272

NET ASSETS AT BEGINNING OF PERIOD           538,796         607,074       2,047,888       1,986,603       1,789,698         503,426
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     565,465   $     538,796   $   1,863,442   $   2,047,888   $   1,876,311   $   1,789,698
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   48,986          56,776         199,637         192,772         145,512          39,247
      Units issued                           10,148           9,693          64,504         179,965          25,608         115,323
      Units redeemed                         (8,857)        (17,483)        (85,016)       (173,100)        (31,762)         (9,058)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         50,277          48,986         179,125         199,637         139,358         145,512
                                      =============   =============   =============   =============   =============   =============

(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                                Investment                      Investment                      Investment
                                                  Trust                           Trust                           Trust
                                                (Class II)                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               LIT Comstock                LIT Emerging Growth            LIT Growth and Income
                                                (Class II)                      (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (137,328)  $     (87,396)  $     (52,098)  $     (32,603)  $     (79,159)  $     (50,508)
Net realized gains (losses)                 615,541         110,903          26,396           6,179         298,751          19,355
Change in unrealized gains (losses)         114,595       1,532,179         254,156         169,703         577,306         764,754
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           592,808       1,555,686         228,454         143,279         796,898         733,601
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,338,442       5,158,887         614,736       1,075,572       2,937,050       3,923,901
Benefit payments                            (86,002)        (19,069)        (16,610)        (14,270)       (122,762)              -
Payments on termination                    (400,370)       (356,263)        (75,524)        (83,079)       (289,392)        (69,782)
Contract maintenance charge                 (52,763)        (29,882)        (10,598)         (5,485)        (38,364)        (14,431)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,576,819       1,912,356          74,594         328,965       1,106,105       1,115,733
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,376,126       6,666,029         586,598       1,301,703       3,592,637       4,955,421
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         6,968,934       8,221,715         815,052       1,444,982       4,389,535       5,689,022

NET ASSETS AT BEGINNING OF PERIOD        14,646,521       6,424,806       2,950,663       1,505,681       8,062,509       2,373,487
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  21,615,455   $  14,646,521   $   3,765,715   $   2,950,663   $  12,452,044   $   8,062,509
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,092,918         562,364         270,451         161,190         553,156         182,732
      Units issued                          887,040         643,825          82,261         136,934         348,730         415,374
      Units redeemed                       (358,087)       (113,271)        (36,724)        (27,673)        (98,138)        (44,950)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,621,871       1,092,918         315,988         270,451         803,748         553,156
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Van Kampen Life
                                                Investment
                                                  Trust                        Wells Fargo                     Wells Fargo
                                                (Class II)                    Variable Trust                  Variable Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                              Wells Fargo VT                  Wells Fargo VT
                                             LIT Money Market                   Advantage                       Advantage
                                                (Class II)                 Asset Allocation (n)             Equity Income (o)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      74,512   $     (22,148)  $       4,978   $       4,457   $         677   $         943
Net realized gains (losses)                       -               -          19,439          27,720           2,126             773
Change in unrealized gains (losses)               -               -          (2,959)         13,538          10,900          26,642
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            74,512         (22,148)         21,458          45,715          13,703          28,358
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,843,518       4,774,171           2,979           1,470           2,356           1,100
Benefit payments                                  -         (42,023)              -         (62,541)              -               -
Payments on termination                    (315,433)        (84,826)        (40,537)        (28,366)         (9,057)         (3,904)
Contract maintenance charge                 (27,547)           (116)           (475)           (493)           (153)           (149)
Transfers among the sub-accounts
  and with the Fixed Account - net          843,079         821,898          18,196          19,449          15,516          47,322
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,343,617       5,469,104         (19,837)        (70,481)          8,662          44,369
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,418,129       5,446,956           1,621         (24,766)         22,365          72,727

NET ASSETS AT BEGINNING OF PERIOD         5,486,956          40,000         611,648         636,414         322,591         249,864
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   8,905,085   $   5,486,956   $     613,269   $     611,648   $     344,956   $     322,591
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  553,962           4,000          59,351          66,680          30,383          25,815
      Units issued                          503,058         700,824           3,905           2,171           3,392           4,969
      Units redeemed                       (166,288)       (150,862)         (5,866)         (9,500)         (2,556)           (401)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        890,732         553,962          57,390          59,351          31,219          30,383
                                      =============   =============   =============   =============   =============   =============

(n) Previously known as Wells Fargo VT Asset Allocation
(o) Previously known as Wells Fargo VT Equity Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------

                                               Wells Fargo
                                             Variable Trust
                                               Sub-Account
                                      -----------------------------

                                              Wells Fargo VT
                                                Advantage
                                          Large Company Core (p)
                                      -----------------------------

                                          2005            2004
                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,670)  $      (3,529)
Net realized gains (losses)                   1,616           1,082
Change in unrealized gains (losses)          (9,779)         21,899
                                      -------------   -------------

Increase (decrease) in net assets
  from operations                           (10,833)         19,452
                                      -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     14,000          98,992
Benefit payments                                  -               -
Payments on termination                     (10,045)         (8,256)
Contract maintenance charge                     (88)            (94)
Transfers among the sub-accounts
  and with the Fixed Account - net          108,239          16,791
                                      -------------   -------------

Increase (decrease) in net assets
  from contract transactions                112,106         107,433
                                      -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           101,273         126,885

NET ASSETS AT BEGINNING OF PERIOD           386,550         259,665
                                      -------------   -------------

NET ASSETS AT END OF PERIOD           $     487,823   $     386,550
                                      =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   55,986          40,251
      Units issued                           20,128          17,239
      Units redeemed                         (2,931)         (1,504)
                                      -------------   -------------
  Units outstanding at end of period         73,183          55,986
                                      =============   =============

(p) Previously known as Wells Fargo VT Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Allstate New York issues twenty-two variable annuity contracts. These contracts are: the AIM Lifetime Plus((s)(m)) ("Lifetime Plus"), the AIM Lifetime Plus((s)(m)) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider"), the Provider Ultra ("Ultra"), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), the Allstate Advisor Preferred ("Advisor Preferred"), Allstate Variable Annuity II, Allstate Variable Annuity 3 Asset Manager, Allstate Variable Annuity 3, the Preferred Client Variable Annuity, the Morgan Stanley Advisor, the Advisor Preferred, and the Allstate Variable Annuity I (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Enhanced Choice, America Series, SelectDirections, Advisor, Advisor Plus, Advisor Preferred, the Preferred Client Variable Annuity, and the Morgan Stanley Advisor, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS          AIM VARIABLE INSURANCE FUNDS
         AIM V. I. Aggressive Growth           (CONTINUED)
         AIM V.I. Basic Balanced               AIM V.I. Utilities
             (Previously known as          AIM VARIABLE INSURANCE FUNDS
             AIM V. I. Balanced)               SERIES II
         AIM V.I. Basic Value                  AIM V.I. Aggressive Growth II
         AIM V.I. Blue Chip                    AIM V.I. Basic Balanced II
         AIM V.I. Capital Appreciation             (Previously known as
         AIM V.I. Capital Development              AIM V. I. Balanced II)
         AIM V.I. Core Equity                  AIM V.I. Basic Value II
         AIM V.I. Demographic Trends           AIM V.I. Blue Chip II
             (Previously known as              AIM V.I. Capital Appreciation II
             AIM V. I. Dent                    AIM V.I. Capital Development II
             Demographics)                     AIM V.I. Core Equity II
         AIM V.I. Diversified Income           AIM V.I. Demographic Trends II
         AIM V.I. Global Utilities                 (Previously known as
             (Merged into AIM V.I.                 AIM V. I. Dent
             Utilities on April 30, 2004)          Demographics II)
         AIM V.I. Government Securities        AIM V.I. Diversified Income II
         AIM V.I. Growth                       AIM V.I. Global Utilities II
         AIM V.I. High Yield                       (Merged into AIM V.I.
         AIM V.I. International Growth             Utilities II on
         AIM V.I. Mid Cap Core Equity              April 30, 2004)
         AIM V.I. Money Market                 AIM V.I. Government Securities II
         AIM V.I. New Technology (Merged       AIM V.I. Growth II
             into AIM V.I. Technology on       AIM V.I. High Yield II
             April 30, 2004)                   AIM V.I. International Growth II
         AIM V.I. Premier Equity               AIM V.I. Mid Cap Core Equity II
         AIM V.I. Technology                   AIM V.I. Money Market II
                                               AIM V.I. New Technology II
                                                   (Merged into AIM V.I.
                                                   Technology II on
                                                   April 30, 2004)
                                               AIM V.I. Premier Equity II
                                               AIM V.I. Technology II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS              FRANKLIN TEMPLETON VARIABLE
      SERIES II (CONTINUED)                     INSURANCE PRODUCTS TRUST
             AIM V.I. Utilities II             (CONTINUED)
     ALLIANCEBERNSTEIN VARIABLE                    Templeton Developing Markets
         PRODUCT SERIES FUND                           Securities
         AllianceBernstein Growth                  Templeton Foreign Securities
         AllianceBernstein Growth &            GOLDMAN SACHS VARIABLE INSURANCE
             Income                             TRUST
         AllianceBernstein                         VIT CORE Small Cap Equity**
             International Value                   VIT CORE U.S. Equity
         AllianceBernstein Large Cap Growth        VIT Growth and Income
             (Previously known as                  VIT Mid Cap Value
             AllianceBernstein Premier Growth) LORD ABBETT SERIES FUND
         AllianceBernstein Small/Mid               All Value
             Cap Value (Previously                 Bond-Debenture
             known as AllianceBernstein            Growth and Income
             Small Cap Value)                      Growth Opportunities
         AllianceBernstein Utility                 Mid-Cap Value
             Income                            LSA VARIABLE SERIES TRUST
         AllianceBernstein Value                   LSA Aggressive Growth
     DELAWARE GROUP PREMIUM FUND, INC.                 (Merged into LIT
         Delaware VIP GP Small Cap                 Aggressive Growth
             Value                                     (Class II) on  April 30,
         Delaware VIP GP Trend                          2004)
     DREYFUS SOCIALLY RESPONSIBLE                  LSA Equity Growth (Merged
      GROWTH FUND, INC.                                 into Van Kampen UIF
         Dreyfus Socially Responsible                   Equity Growth on April
             Growth Fund                                30, 2004)
     DREYFUS STOCK INDEX FUND                      LSA Mid Cap Value (Merged
         Dreyfus Stock Index Fund                       into Van Kampen UIF U.S.
     DREYFUS VARIABLE INVESTMENT FUND                   Mid Cap Value on April
         VIF Capital Appreciation                       30, 2004)
         VIF Growth & Income*                  MFS VARIABLE INSURANCE TRUST
         VIF Money Market                          MFS Emerging Growth*
     FIDELITY VARIABLE INSURANCE                   MFS High Income
      PRODUCTS FUND                                MFS Investors Trust
         VIP Contrafund                            MFS New Discovery
         VIP Equity-Income                         MFS Research Bond
         VIP Growth                                     (Previously known as
         VIP Growth Opportunities                        MFS Bond)
         VIP High Income                       MORGAN STANLEY VARIABLE
         VIP Index 500                          INVESTMENT SERIES
         VIP Investment Grade Bond                 Aggressive Equity
         VIP Overseas                              Dividend Growth
     FIDELITY VARIABLE INSURANCE                   Equity
      PRODUCTS FUND (SERVICE CLASS 2)              European Growth
         VIP Contrafund (Service                   Global Advantage
             Class 2)                              Global Dividend Growth
         VIP Growth & Income (Service              High Yield
             Class 2)                              Income Builder
         VIP High Income (Service                  Information
             Class 2)                              Limited Duration
         VIP MidCap (Service Class 2)              Money Market
     FRANKLIN TEMPLETON VARIABLE                   Pacific Growth (closed
      INSURANCE PRODUCTS TRUST                           April 30, 2004)
         Franklin Flex Cap Growth                  Quality Income Plus
             Securities                            S&P 500 Index
         Franklin Growth and Income                Strategist
             Securities                            Utilities
         Franklin High Income                  MORGAN STANLEY VARIABLE
         Franklin Income Securities             INVESTMENT SERIES (CLASS Y
         Franklin Large Cap Growth              SHARES)
             Securities                            Aggressive Equity (Class Y
         Franklin Small Cap Value                        Shares)
             Securities                            Dividend Growth (Class Y
         Franklin Small Mid-Cap Growth                   Shares)
             Securities*                           Equity (Class Y Shares)
         Franklin U.S. Government                  European Growth (Class Y
         Mutual Discovery                                Shares)
         Mutual Shares Securities                  Global Advantage (Class Y
         Templeton Asset Strategy                        Shares)
                                                   Global Dividend Growth
                                                         (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORGAN STANLEY VARIABLE               PUTNAM VARIABLE TRUST (CONTINUED)
          INVESTMENT SERIES (CLASS Y               VT Mid Cap Value
          SHARES) (CONTINUED)                      VT Money Market
             High Yield (Class Y Shares)           VT New Opportunities
             Income Builder (Class Y               VT New Value
                 Shares)                           VT OTC & Emerging Growth
             Information (Class Y Shares)          VT Research
             Limited Duration (Class Y             VT Small Cap Value
                 Shares)                           VT Utilities Growth and
             Money Market (Class Y Shares)             Income
             Pacific Growth (Class Y               VT Vista
                 Shares) (closed April 30,         VT Voyager
                 2004)                         SCUDDER VARIABLE SERIES I
             Quality Income Plus (Class Y          21st Century Growth (Merged
                 Shares)                               into Small Cap Growth on
             S&P 500 Index (Class Y                    April 29, 2005)
                 Shares)                           Balanced (Merged into Total
             Strategist (Class Y Shares)               Return on April 29, 2005)
             Utilities (Class Y Shares)            Bond
         OPPENHEIMER VARIABLE ACCOUNT              Capital Growth
          FUNDS                                    Global Discovery*
             Oppenheimer Aggressive Growth         Growth and Income
             Oppenheimer Capital                   International
                 Appreciation                      Money Market
             Oppenheimer Core Bond             SCUDDER VARIABLE SERIES II
                 (Previously known as              Growth (Merged into Capital
                 Oppenheimer Bond)                     Growth on April 29, 2005)
             Oppenheimer Global                    Small Cap Growth
                 Securities                        Total Return
             Oppenheimer High Income           THE UNIVERSAL INSTITUTIONAL
             Oppenheimer Main Street            FUNDS, INC.
             Oppenheimer Main Street               Van Kampen UIF Emerging
                 Small Cap Growth                      Markets Equity
             Oppenheimer Strategic Bond            Van Kampen UIF Equity Growth
         OPPENHEIMER VARIABLE ACCOUNT              Van Kampen UIF International
          FUNDS (SERVICE CLASS ("SC"))                 Magnum
             Oppenheimer Aggressive                Van Kampen UIF Mid Cap Growth
                 Growth (SC)                       Van Kampen UIF U.S. Mid Cap
             Oppenheimer Balanced (SC)                 Value
             Oppenheimer Capital                   Van Kampen UIF U.S. Real
                 Appreciation (SC)                     Estate
             Oppenheimer Core Bond (SC)        THE UNIVERSAL INSTITUTIONAL
                 (Previously known as           FUNDS, INC. (CLASS II)
                 Oppenheimer Bond (SC))            Van Kampen UIF Emerging
             Oppenheimer Global                        Markets Debt (Class II)
                 Securities (SC)                   Van Kampen UIF Emerging
             Oppenheimer High Income (SC)              Markets Equity (Class II)
             Oppenheimer Main Street (SC)          Van Kampen UIF Equity and
             Oppenheimer Main Street                   Income (Class II)
                 Small Cap Growth (SC)             Van Kampen UIF Equity Growth
             Oppenheimer Strategic                     (Class II)
                 Bond (SC)                         Van Kampen UIF Global
         PUTNAM VARIABLE TRUST                         Franchise (Class II)
             VT American Government Income         Van Kampen UIF Mid Cap Growth
             VT Capital Appreciation                   (Class II)
             VT Capital Opportunities              Van Kampen UIF Small Company
             VT Discovery Growth                       Growth (Class II)
             VT Diversified Income             VAN KAMPEN UIF U.S. MID CAP VALUE
             VT Equity Income                   (CLASS II)
             VT The George Putnam Fund of          Van Kampen UIF U.S. Real
                 Boston                                Estate (Class II)
             VT Global Asset Allocation        VAN KAMPEN LIFE INVESTMENT TRUST
             VT Global Equity                      LIT Comstock
             VT Growth and Income                  LIT Emerging Growth
             VT Growth Opportunities               LIT Government
             VT Health Sciences                    LIT Money Market
             VT High Yield                     VAN KAMPEN LIFE INVESTMENT TRUST
             VT Income                         (CLASS II)
             VT International Equity               LIT Aggressive Growth
             VT International Growth and               (Class II)
                 Income
             VT International New
                 Opportunities
             VT Investors

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         VAN KAMPEN LIFE INVESTMENT TRUST      WELLS FARGO VARIABLE TRUST
          (CLASS II) (CONTINUED)                (CONTINUED)
             LIT Comstock (Class II)               Wells Fargo VT Advantage
         LIT EMERGING GROWTH (CLASS II)                Equity Income (Previously
             LIT Growth and Income                     known as Wells Fargo
                 (Class II)                            VT Equity Income)
             LIT Money Market (Class II)           Wells Fargo VT Advantage
         WELLS FARGO VARIABLE TRUST                    Large Company Core
             Wells Fargo VT Advantage                  (Previously known as
                 Asset Allocation                      Wells Fargo VT Growth)
                 (Previously known as Wells
                 Fargo VT Asset Allocation)

      * Fund was available, but had no net assets as of December 31, 2005
      ** Although the fund was available in 2004, there was no activity until
      2005

      The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note
      3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account ("Fixed Account") described below, the latter being included in the general account of Allstate New York.

      A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

      Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

      DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
      Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate New York.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for the Scudder Horizon Advantage which does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 2%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The amounts are included in payments on terminations but are remitted to Allstate New York.

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 2.35% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge was 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to these Contracts is 0.19%. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge at a rate ranging from $30 to $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS

      The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                 Purchases
                                                                                -----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Aggressive Growth                                                 $   326,844
    AIM V. I. Basic Balanced (a)                                                    579,787
    AIM V. I. Basic Value                                                           677,225
    AIM V. I. Blue Chip                                                             243,192
    AIM V. I. Capital Appreciation                                                  444,031
    AIM V. I. Capital Development                                                   218,133
    AIM V. I. Core Equity                                                           473,130
    AIM V. I. Demographic Trends (b)                                                  5,127
    AIM V. I. Diversified Income                                                    501,026
    AIM V. I. Government Securities                                                 590,273
    AIM V. I. Growth                                                                206,404
    AIM V. I. High Yield                                                            422,226
    AIM V. I. International Growth                                                  809,571
    AIM V. I. Mid Cap Core Equity                                                   473,823
    AIM V. I. Money Market                                                        1,553,647
    AIM V. I. Premier Equity                                                        358,090
    AIM V. I. Technology                                                              7,217
    AIM V. I. Utilities                                                             229,755

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
    AIM V. I. Aggressive Growth II                                                    8,912
    AIM V. I. Basic Balanced II (c)                                                  23,835
    AIM V. I. Basic Value II                                                        410,478
    AIM V. I. Blue Chip II                                                           15,463
    AIM V. I. Capital Appreciation II                                                43,915
    AIM V. I. Capital Development II                                                  9,267
    AIM V. I. Core Equity II                                                          7,549
    AIM V. I. Demographic Trends II (d)                                              12,279
    AIM V. I. Diversified Income II                                                  21,406
    AIM V. I. Government Securities II                                               20,628
    AIM V. I. Growth II                                                                 700
    AIM V. I. High Yield II                                                         571,774
    AIM V. I. International Growth II                                                18,226
    AIM V. I. Mid Cap Core Equity II                                                393,775
    AIM V. I. Money Market II                                                        12,393
    AIM V. I. Premier Equity II                                                     136,928

(a) Previously known as AIM V. I. Balanced
(b) Previously known as AIM V. I. Dent Demographics
(c) Previously known as AIM V. I. Balanced II
(d) Previously known as AIM V. I. Dent Demographics II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                    Purchases
                                                                                 --------------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts
    (continued):
        AIM V. I. Utilities II                                                   $        2,630

Investments in the AllianceBernstein Variable Product
    Series Fund Sub-Accounts:
        AllianceBernstein Growth                                                      1,945,648
        AllianceBernstein Growth & Income                                               718,222
        AllianceBernstein International Value (e)                                       494,194
        AllianceBernstein Large Cap Growth (f)                                           91,312
        AllianceBernstein Small/Mid Cap Value  (g)                                    1,323,448
        AllianceBernstein Utility Income (e)                                            128,113
        AllianceBernstein Value (e)                                                      12,046

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
        Delaware VIP GP Small Cap Value                                                 486,401
        Delaware VIP GP Trend                                                           129,637

Investments in the Dreyfus Socially Responsible Growth Fund,
    Inc. Sub-Account:
        Dreyfus Socially Responsible Growth Fund                                            965

Investments in the Dreyfus Stock Index Fund Sub-Account:
        Dreyfus Stock Index Fund                                                        359,196

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
        VIF Capital Appreciation                                                          6,617
        VIF Money Market                                                                204,014

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Contrafund                                                                1,075,259
        VIP Equity-Income                                                               473,370
        VIP Growth                                                                      415,386
        VIP Growth Opportunities                                                         90,741
        VIP High Income                                                                 195,737
        VIP Index 500                                                                   814,745
        VIP Investment Grade Bond                                                       290,249

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as Alliance Bernstein Premier Growth
(g) Previously known as Alliance Bernstein Small Cap Value

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the Fidelity Variable Insurance
    Products Fund Sub-Accounts (continued):
        VIP Overseas                                                                $   280,784

Investments in the Fidelity Variable Insurance Products
    Fund (Service Class 2) Sub-Accounts:
        VIP Contrafund (Service Class 2) (e)                                            975,236
        VIP Growth & Income (Service Class 2) (e)                                       158,097
        VIP High Income (Service Class 2) (e)                                           206,930
        VIP Mid Cap (Service Class 2) (e)                                               475,711

Investments in the Franklin Templeton Variable Insurance
    Products Trust Sub-Accounts:
        Franklin Flex Cap Growth Securities (e)                                          25,549
        Franklin Growth and Income Securities                                         4,007,868
        Franklin High Income                                                            353,904
        Franklin Income Securities                                                   12,446,285
        Franklin Large Cap Growth Securities                                          6,760,482
        Franklin Small Cap Value Securities                                           3,490,079
        Franklin U.S. Government                                                      3,620,900
        Mutual Discovery (e)                                                             22,035
        Mutual Shares Securities                                                      5,401,997
        Templeton Asset Strategy                                                        107,810
        Templeton Developing Markets Securities                                       1,594,951
        Templeton Foreign Securities                                                  6,478,298

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
        VIT CORE Small Cap Equity                                                       496,286
        VIT CORE U.S. Equity (e)                                                        132,137
        VIT Growth and Income (e)                                                       109,721
        VIT Mid Cap Value (e)                                                           448,741

Investments in the Lord Abbett Series Fund Sub-Accounts:
        All Value                                                                     1,443,074
        Bond-Debenture                                                                3,603,840
        Growth and Income                                                             2,878,079
        Growth Opportunities                                                          1,052,205
        Mid-Cap Value                                                                 5,286,382

Investments in the MFS Variable Insurance Trust Sub-Accounts:
        MFS High Income                                                                 136,904

(e) For the period beginning April 29, 2005 and ended December 31, 2005

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
        MFS Investors Trust                                                         $   122,448
        MFS New Discovery                                                                69,782
        MFS Research Bond (h)                                                           171,279

Investments in the Morgan Stanley Variable Investment
    Series Sub-Accounts:
        Aggressive Equity                                                                85,717
        Dividend Growth                                                                 547,394
        Equity                                                                           94,988
        European Growth                                                                 167,383
        Global Advantage                                                                 22,506
        Global Dividend Growth                                                          412,134
        High Yield                                                                      105,458
        Income Builder                                                                  115,223
        Information                                                                      37,217
        Limited Duration                                                                186,493
        Money Market                                                                  1,682,576
        Quality Income Plus                                                             969,486
        S&P 500 Index                                                                   176,369
        Strategist                                                                    1,906,354
        Utilities                                                                       366,940

Investments in the Morgan Stanley Variable Investment
    Series (Class Y Shares) Sub-Accounts:
        Aggressive Equity (Class Y Shares)                                               13,283
        Dividend Growth (Class Y Shares)                                                258,994
        Equity (Class Y Shares)                                                         571,227
        European Growth (Class Y Shares)                                                 51,638
        Global Advantage (Class Y Shares)                                               129,842
        Global Dividend Growth (Class Y Shares)                                         348,943
        High Yield (Class Y Shares)                                                     489,867
        Income Builder (Class Y Shares)                                                 325,597
        Information (Class Y Shares)                                                         63
        Limited Duration (Class Y Shares)                                             1,566,643
        Money Market (Class Y Shares)                                                 1,840,598
        Quality Income Plus (Class Y Shares)                                          1,930,456
        S&P 500 Index (Class Y Shares)                                                1,098,549
        Strategist (Class Y Shares)                                                     395,508
        Utilities (Class Y Shares)                                                      233,699

(h) Previously known as MFS Bond

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
        Oppenheimer Aggressive Growth                                               $   147,119
        Oppenheimer Capital Appreciation                                                222,731
        Oppenheimer Core Bond (i)                                                       386,320
        Oppenheimer Global Securities                                                   264,755
        Oppenheimer High Income                                                         228,300
        Oppenheimer Main Street                                                         303,186
        Oppenheimer Main Street Small Cap Growth                                        543,084
        Oppenheimer Strategic Bond                                                      354,799

Investments in the Oppenheimer Variable Account Funds
    (Service Class ("SC")) Sub-Accounts:
        Oppenheimer Aggressive Growth (SC)                                            1,734,568
        Oppenheimer Balanced (SC)                                                     3,350,500
        Oppenheimer Capital Appreciation (SC)                                         7,876,417
        Oppenheimer Core Bond (SC) (j)                                                2,201,980
        Oppenheimer Global Securities (SC)                                              872,927
        Oppenheimer High Income (SC)                                                  4,603,135
        Oppenheimer Main Street (SC)                                                  8,109,814
        Oppenheimer Main Street Small Cap Growth (SC)                                 4,015,326
        Oppenheimer Strategic Bond (SC)                                              11,817,166

Investments in the Putnam Variable Trust Sub-Accounts:
        VT American Government Income                                                   491,336
        VT Capital Appreciation                                                         175,493
        VT Capital Opportunities                                                        154,739
        VT Discovery Growth                                                              23,871
        VT Diversified Income                                                         1,146,414
        VT Equity Income                                                                575,631
        The VT George Putnam Fund of Boston                                           2,417,577
        VT Global Asset Allocation                                                    3,285,530
        VT Global Equity                                                                230,221
        VT Growth and Income                                                          3,279,392
        VT Growth Opportunities                                                          64,575
        VT Health Sciences                                                              318,350
        VT High Yield                                                                 3,358,782
        VT Income                                                                     8,711,264
        VT International Equity                                                       2,595,285
        VT International Growth and Income                                              521,710

(i) Previously known as Oppenheimer Bond
(j) Previously known as Oppenheimer Bond (SC)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
        VT International New Opportunities                                          $   357,746
        VT Investors                                                                    700,136
        VT Mid Cap Value                                                                507,599
        VT Money Market                                                              11,585,031
        VT New Opportunities                                                            243,727
        VT New Value                                                                  4,046,540
        VT OTC & Emerging Growth                                                        139,447
        VT Research                                                                     204,893
        VT Small Cap Value                                                            1,298,952
        VT Utilities Growth and Income                                                  624,494
        VT Vista                                                                        536,950
        VT Voyager                                                                    1,704,977

Investments in the Scudder Variable Series I Sub-Accounts:
        Balanced (l)                                                                         98
        Bond                                                                              1,928
        Capital Growth (m)                                                                2,919
        Growth and Income                                                                    95
        International                                                                        58
        Money Market                                                                        313

Investments in the Scudder Variable Series II Sub-Accounts:
        Growth (m)                                                                           24
        Small Cap Growth (e) (k)                                                          2,645
        Total Return (e) (l)                                                              3,257

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
        Van Kampen UIF Emerging Markets Equity                                          264,950
        Van Kampen UIF Equity Growth                                                    152,032
        Van Kampen UIF International Magnum                                              84,669
        Van Kampen UIF Mid Cap Growth                                                   286,120
        Van Kampen UIF U.S. Mid Cap Value                                               461,649
        Van Kampen UIF U.S. Real Estate                                                 313,273

Investments in the The Universal Institutional Funds, Inc.
    (Class II) Sub-Accounts:
        Van Kampen UIF Emerging Markets Debt (Class II)                               2,687,409

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the The Universal Institutional
    Funds, Inc. (Class II) Sub-Accounts (continued):
        Van Kampen UIF Emerging Markets Equity (Class II)                           $     367,625
        Van Kampen UIF Equity and Income (Class II)                                     3,705,534
        Van Kampen UIF Equity Growth (Class II)                                           469,985
        Van Kampen UIF Global Franchise (Class II)                                      3,495,333
        Van Kampen UIF Mid Cap Growth (Class II)                                          805,474
        Van Kampen UIF Small Company Growth (Class II)                                    484,264
        Van Kampen UIF U.S. Mid Cap Value (Class II)                                    2,129,051
        Van Kampen UIF U.S. Real Estate (Class II)                                      4,627,706

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                                    1,530,648
        LIT Emerging Growth                                                               173,477
        LIT Government                                                                    127,791
        LIT Money Market                                                                  680,401

Investments in the Van Kampen Life Investment Trust (Class
    II) Sub-Accounts:
        LIT Aggressive Growth (Class II)                                                  225,115
        LIT Comstock (Class II)                                                         9,969,974
        LIT Emerging Growth (Class II)                                                    845,770
        LIT Growth and Income (Class II)                                                4,849,511
        LIT Money Market (Class II)                                                     4,899,570

Investments in the Wells Fargo Variable Trust Sub-Accounts:
        Wells Fargo VT Advantage Asset Allocation (n)                                      58,488
        Wells Fargo VT Advantage Equity Income (o)                                         23,024
        Wells Fargo VT Advantage Large Company Core (p)                                   130,544
                                                                                    -------------
                                                                                    $ 237,767,411
                                                                                    =============

(n) Previously known as Wells Fargo VT Asset Allocation
(o) Previously known as Wells Fargo VT Equity Income
(p) Previously known as Wells Fargo VT Growth

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS

      Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

      In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

      As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder.

      This results in several accumulation unit values for each sub-account based upon those choices.

      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

            * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

            ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

            *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

                Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                             At December 31,                            For the year ended December 31,
                                  ----------------------------------------  -------------------------------------------------------

                                              Accumulation
                                   Units     Unit Fair Value    Net Assets   Investment       Expense Ratio**     Total Return***
                                   (000s)   Lowest to Highest     (000s)    Income Ratio*    Lowest to Highest    Lowest to Highest
                                  -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth
        2005                          391  $  8.92 -  $ 11.22   $    3,577           0.00%    1.10%  -    1.70     3.97%  -    4.59%
        2004                          422     8.53 -    10.79        3,688           0.00     1.10   -    1.70     9.90   -   10.58
        2003                          443     7.71 -     9.82        3,492           0.00     1.10   -    1.70    24.52   -   25.29
        2002                          460     6.16 -     7.88        2,894           0.00     1.10   -    1.70   -23.51   -  -21.16
        2001                          488     8.05 -    10.31        4,034           0.00     1.10   -    1.45   -27.13   -  -26.88

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
   AIM V. I. Basic Balanced (a)
       2005                            912   $   8.93 - $  10.29   $   8,324          1.43%    1.10%  -  1.70%      3.51%  -   4.14%
       2004                            965       8.57 -     9.94       8,454          1.40     1.10   -  1.70       5.69   -   6.34
       2003                          1,008       8.06 -     9.41       8,305          2.00     1.10   -  1.70      14.39   -  15.09
       2002                            990       7.00 -     8.22       7,053          2.72     1.10   -  1.70     -18.01   - -17.76
       2001                            829       8.54 -    10.85       7,177          2.44     1.10   -  1.45     -12.71   - -12.40
   AIM V. I. Basic Value
       2005                            360      11.82 -    13.11       4,584          0.09     1.10   -  1.70       3.96   -   4.58
       2004                            353      11.37 -    12.53       4,295          0.00     1.10   -  1.70       9.18   -   9.85
       2003                            276      10.42 -    11.41       3,098          0.04     1.10   -  1.70      31.36   -  32.17
       2002                            208       7.93 -     8.63       1,785          0.00     1.10   -  1.70     -23.00   - -20.69
       2001 (aa)                        62      11.20 -    11.21         700          0.21     1.10   -  1.45      12.00   -  12.10
   AIM V. I. Blue Chip
       2005                            985       6.50 -     9.47       6,534          0.57     1.10   -  1.70       1.75   -   2.37
       2004                          1,062       6.35 -     9.31       6,881          0.10     1.10   -  1.70       2.89   -   3.53
       2003                          1,088       6.13 -     9.05       6,731          0.00     1.10   -  1.70      23.02   -  23.78
       2002                          1,090       4.95 -     7.35       5,407          0.00     1.10   -  1.70     -26.97   - -26.47
       2001                            992       6.74 -     6.78       6,713          0.02     1.10   -  1.45     -23.66   - -23.39
   AIM V. I. Capital
    Appreciation
       2005                          1,032       7.87 -    10.90       9,308          0.06     1.10   -  1.70       7.00   -   7.65
       2004                          1,142       7.31 -    10.19      10,014          0.00     1.10   -  1.70       4.81   -   5.46
       2003                          1,133       6.93 -     9.72       9,672          0.00     1.10   -  1.70      27.32   -  28.10
       2002                          1,123       5.41 -     7.64       7,711          0.00     1.10   -  1.70     -25.18   - -23.64
       2001                          1,091       7.23 -    14.18      10,491          0.00     1.10   -  1.45     -24.39   - -24.12
   AIM V. I. Capital
    Development
       2005                             76      13.27 -    13.59       1,045          0.00     1.10   -  1.70       7.76   -   8.41
       2004                             76      12.31 -    12.53         967          0.00     1.10   -  1.70      13.54   -  14.24
       2003                             93      10.84 -    10.97       1,035          0.00     1.10   -  1.70      33.06   -  33.88
       2002                            101       8.15 -     8.19         837          0.00     1.10   -  1.70     -22.22   - -18.50
       2001                            103      10.54 -    11.37       1,098          0.00     1.10   -  1.45      -9.42   -  -9.10
   AIM V. I. Core Equity
       2005                          1,036       8.01 -    11.44      11,024          1.39     1.10   -  1.70       3.54   -   4.16
       2004                          1,182       7.69 -    11.05      12,643          0.95     1.10   -  1.70       7.12   -   7.78
       2003                          1,258       7.13 -    10.31      12,745          0.97     1.10   -  1.70      22.31   -  23.06
       2002                          1,313       5.80 -     8.43      11,066          0.31     1.10   -  1.70     -16.51   - -15.67
       2001                          1,414       6.94 -    15.46      14,848          0.05     1.10   -  1.45     -23.95   - -23.68

(a) Previously known as AIM V. I. Balanced
(aa) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
   AIM V. I. Demographic
    Trends (b)
       2005                            248   $  5.47  - $  10.16   $   1,356          0.00%     1.10%  -  1.70%     4.41%  -   5.05%
       2004                            289      5.21  -     9.73       1,512          0.00      1.10   -  1.70      6.41   -   7.07
       2003                            326      4.86  -     9.14       1,599          0.00      1.10   -  1.70     -8.59   -  35.97
       2002                            336      3.58  -     6.78       1,201          0.00      1.10   -  1.50    -32.94   - -32.21
       2001                            380      5.29  -     5.33       2,019          0.00      1.10   -  1.45    -32.90   - -32.66
   AIM V. I. Diversified
    Income
       2005                            285      11.15 -    11.67       3,472          5.83      1.10   -  1.70      1.17   -   1.78
       2004                            323      11.02 -    11.46       3,899          5.49      1.10   -  1.70      3.25   -   3.89
       2003                            352      10.68 -    11.04       4,154          6.53      1.10   -  1.70      7.38   -   8.05
       2002                            324       9.94 -    10.21       3,570          7.98      1.10   -  1.70     -0.58   -   1.18
       2001                            303      10.09 -    11.79       3,359          7.57      1.10   -  1.45      2.09   -   2.45
   AIM V. I. Global Utilities
       2004 (q)                        -           NA -       NA         -            6.74      0.00   -  0.00        NA   -     NA
       2003                            197       6.26 -     8.70       1,531          3.62      1.10   -  1.70     17.01   -  17.73
       2002                            215       5.32 -     7.44       1,430          2.84      1.10   -  1.70    -26.35   - -25.63
       2001                            235       7.22 -    13.98       2,129          1.43      1.10   -  1.45    -28.97   - -28.72
   AIM V. I. Government
    Securities
       2005                            514      10.65 -    12.55       6,449          3.10      1.10   -  1.70     -0.05   -   0.55
       2004                            566      10.66 -    12.48       7,098          3.49      1.10   -  1.70      0.82   -   1.44
       2003                            674      10.57 -    12.31       8,354          2.25      1.10   -  1.70     -0.65   -  -0.04
       2002                            739      10.64 -    12.31       9,278          2.40      1.10   -  1.70      6.39   -   8.40
       2001                            447      11.36 -    12.74       5,221          4.24      1.10   -  1.45      4.87   -   5.24
   AIM V. I. Growth
       2005                            770       5.49 -    10.00       5,475          0.00      1.10   -  1.70      5.67   -   6.30
       2004                            905       5.17 -     9.46       6,361          0.00      1.10   -  1.70      6.39   -   7.04
       2003                            953       4.83 -     8.89       6,366          0.00      1.10   -  1.70     29.01   -  29.81
       2002                            988       3.72 -     6.89       5,183          0.00      1.10   -  1.70    -31.73   - -31.06
       2001                          1,040       5.45 -    12.90       8,182          0.20      1.10   -  1.45    -34.84   - -34.61
   AIM V. I. High Yield
       2005                            213       9.95 -    12.75       2,181          9.13      1.10   -  1.70      0.99   -   1.60
       2004                            206       9.79 -    12.62       2,076          2.90      1.10   -  1.70      9.36   -  10.03
       2003                            225       8.90 -    11.54       2,038          9.02      1.10   -  1.70     25.86   -  26.64
       2002                            131       7.03 -     9.17         939          0.00      1.10   -  1.70     -8.29   -  -6.87
       2001                            104       7.44 -     7.55         791         17.67      1.10   -  1.45     -6.37   -  -6.04

(b) Previously known as AIM V. I. Dent Demographics
(q) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
   AIM V. I. International
    Growth
       2005                            562   $   9.34 - $  15.18   $   6,393           0.65%    1.10% -  1.70%      15.94% -  16.64%
       2004                            566       8.01 -    13.10       5,726           0.65     1.10  -  1.70       21.90  -  22.65
       2003                            533       6.53 -    10.74       4,572           0.52     1.10  -  1.70       26.87  -  27.65
       2002                            538       5.12 -     8.47       3,736           0.60     1.10  -  1.70      -16.60  - -15.32
       2001                            516       6.14 -    11.98       4,449           0.31     1.10  -  1.45      -24.64  - -24.37
   AIM V. I. Mid Cap Core
    Equity
       2005                            124      13.44 -    15.08       1,760           0.53     1.10  -  1.70        5.80  -   6.44
       2004                            114      12.70 -    14.17       1,557           0.17     1.10  -  1.70       11.88  -  12.57
       2003                             90      11.35 -    12.58       1,106           0.00     1.10  -  1.70       25.15  -  25.92
       2002                             58       9.07 -     9.99         579           0.00     1.10  -  1.70      -12.07  -  -9.29
       2001 (aa)                        10      11.36 -    11.37         119           0.27     1.10  -  1.45       13.57  -  13.67
   AIM V. I. Money Market
       2005                            196       9.81 -    10.81       2,175           2.41     1.10  -  1.70        0.78  -   1.40
       2004                            233       9.73 -    10.66       2,517           0.62     1.10  -  1.70       -1.02  -  -0.41
       2003                            288       9.83 -    10.70       3,176           0.57     1.10  -  1.70       -1.66  -  -0.52
       2002                            418      10.76 -    12.20       4,670           1.19     1.10  -  1.45       -0.27  -   0.08
       2001                            460      10.75 -    12.23       5,166           3.29     1.10  -  1.45        2.12  -   2.48
   AIM V. I. New Technology
       2004 (r)                        -           NA -       NA           -           0.00     0.00  -  0.00          NA  -     NA
       2003                            150       8.47 -     8.61       1,282           0.00     1.10  -  1.70       49.80  -  50.72
       2002                            139       5.66 -     5.71         791           0.00     1.10  -  1.70      -45.73  - -43.44
       2001                            154      10.45 -    10.52       1,617           2.00     1.10  -  1.45      -48.23  - -48.05
   AIM V. I. Premier Equity
       2005                          1,748       7.09 -     9.27      15,768           0.79     1.10  -  1.70        3.87  -   4.50
       2004                          2,011       6.79 -     8.92      17,815           0.44     1.10  -  1.70        3.97  -   4.62
       2003                          2,177       6.49 -     8.58      18,663           0.30     1.10  -  1.70       22.96  -  23.71
       2002                          2,301       5.24 -     6.98      16,199           0.31     1.10  -  1.70      -31.02  - -30.22
       2001                          2,353       7.60 -    16.38      25,608           0.13     1.10  -  1.45      -13.83  - -13.53
   AIM V. I. Technology
       2005                             78      11.12 -    11.23         872           0.00     1.10  -  1.70        0.46  -   1.06
       2004 (r) (s)                     86      11.07 -    11.12         950           0.00     1.10  -  1.70       10.71  -  11.17
   AIM V. I. Utilities
       2005                            138      14.02 -    14.17       1,952           2.33     1.10  -  1.70       14.87  -  15.56
       2004 (q) (s)                    152      12.21 -    12.26       1,856           0.00     1.10  -  1.70       22.09  -  22.59

(r)  On April 30, 2004, AIM V. I. New Technology merged into AIM V. I.
     Technology
(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(q)  On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
     Utilities
(aa) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                            ------------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                Units          Unit Fair Value    Net Assets   Investment          Expense              Total
                                (000s)        Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                            --------------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
   AIM V. I. Aggressive
    Growth II
       2005                              3   $  11.32 - $  11.51    $     31           0.00%   1.30% -   1.70%     3.74% -    4.17%
       2004                              2      10.92 -    11.05          27           0.00    1.30   -  1.70      9.57   -  10.02
       2003                              3       9.96 -    10.04          29           0.00    1.30   -  1.70     -0.38   -   0.39
       2002 (ab)                       < 1       8.04 -     8.04           3           0.00    1.45   -  1.50    -19.64   - -19.61
   AIM V. I. Basic
    Balanced II (c)
       2005                             67      10.24 -    10.42         698           1.24    1.30   -  1.75      3.21   -   3.64
       2004                             72       9.92 -    10.05         724           1.43    1.30   -  1.75      5.37   -   5.85
       2003                             64       9.42 -     9.50         604           3.28    1.30   -  1.75     -5.85   -  14.64
       2002 (ab)                         8       8.27 -     8.29          70           5.05    1.30   -  1.55    -17.34   - -17.14
   AIM V. I. Basic Value II
       2005                            148      14.48 -    14.71       2,022           0.00    1.29   -  1.89      3.44   -   4.07
       2004                            145      13.99 -    14.14       1,896           0.00    1.29   -  1.89      8.74   -   9.41
       2003                             96      12.87 -    12.92       1,113           0.00    1.29   -  1.89     28.70   -  29.22
       2002 (ab)                         9       7.63 -     7.66          71           0.00    1.30   -  1.70    -23.66   - -23.35
   AIM V. I. Blue Chip II
       2005                             34       9.80 -     9.98         332           0.34    1.30   -  1.75      1.51   -   1.94
       2004                             39       9.66 -     9.78         378           0.00    1.30   -  1.75      2.46   -  2..93
       2003                             37       9.42 -     9.51         350           0.00    1.30   -  1.75     -5.76   -  23.19
       2002 (ab)                         5       7.70 -     7.72          35           0.00    1.30   -  1.55    -23.00   - -22.83
   AIM V. I. Capital
    Appreciation II
       2005                             58      13.58 -    13.80         723           0.00    1.29   -  1.89      6.53   -   7.18
       2004                             58      12.75 -    12.88         698           0.00    1.29   -  1.89      4.32   -   4.96
       2003                             37      12.22 -    12.27         425           0.00    1.29   -  1.89     22.18   -  22.68
       2002 (ab)                         1       7.42 -     7.45           5           0.00    1.30   -  1.70    -25.80   - -25.50
   AIM V. I. Capital
    Development II
       2005                              4      12.45 -    12.55          47           0.00    1.50   -  1.70      7.42   -   7.64
       2004                              4      11.59 -    11.68          42           0.00    1.45   -  1.70     13.31   -  13.60
       2003                            < 1      10.23 -    10.28           5           0.00    1.45   -  1.70      2.29   -  33.09
       2002 (ab)                       < 1       7.72 -     7.73           3           0.00    1.45   -  1.50    -22.79   - -22.75
   AIM V. I. Core Equity II
       2005                             10      11.15 -    11.33         111           1.31    1.30   -  1.70      3.30   -   3.72
       2004                             11      10.79 -    10.92         122           0.84    1.30   -  1.70      6.83   -   7.26
       2003                             10      10.10 -    10.18         105           1.32    1.30   -  1.70      1.02   -  22.54
       2002 (ab)                         3       8.29 -     8.31          27           0.70    1.30   -  1.55    -17.10   - -16.89

(c)  Previously known as AIM V. I. Balanced II
(ab) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Demographic
    Trends II (d)
       2005                             10  $   9.94 - $  10.10    $    104           0.00%     1.30% -   1.70%     4.28% -    4.72%
       2004                              9      9.53 -     9.65          88           0.00      1.30   -  1.70      6.07   -   6.50
       2003                              9      8.99 -     9.06          77           0.00      1.30   -  1.70    -10.13   -  -9.39
       2002 (ab)                         1      6.67 -     6.68           9           0.00      1.45   -  1.55    -33.31   - -33.24
   AIM V. I. Diversified
    Income II
       2005                             15     11.12 -    11.29         170           6.10      1.30   -  1.70      0.93   -   1.34
       2004                             20     11.01 -    11.14         222           6.07      1.30   -  1.70      3.33   -  10.13
       2003                             18     10.69 -    10.78         193           9.75      1.30   -  1.75      6.90   -   7.60
       2002 (ab)                         5     10.00 -    10.02          48          14.54      1.30   -  1.55     -0.01   -   0.22
   AIM V. I. Global
    Utilities II
       2004 (t)                          -        NA -       NA           -           7.04      1.30   -  1.75        NA   -     NA
       2003                              9      9.16 -     9.23          85           5.53      1.30   -  1.75     -8.42   -  -7.70
       2002 (ab)                         3      7.85 -     7.85          22           7.06      1.50   -  1.50    -21.52   - -21.52
   AIM V. I. Government
    Securities II
       2005                             61     10.74 -    10.85         652           2.14      1.30   -  1.55     -0.16   -   0.10
       2004                            118     10.71 -    10.84       1,274           1.63      1.30   -  1.70      0.53   -   0.94
       2003                            392     10.64 -    10.74       4,198           3.24      1.30   -  1.75     -0.39   -   6.44
       2002 (ab)                       170     10.74 -    10.78       1,825           2.51      1.30   -  1.70      7.39   -   7.83
   AIM V. I. Growth II
       2005                              8      9.73 -     9.90          77           0.00      1.30   -  1.75      5.33   -   5.78
       2004                              9      9.23 -     9.36          86           0.00      1.30   -  1.75      6.11   -   6.60
       2003                             10      8.70 -     8.78          91           0.00      1.30   -  1.75    -12.97   -  29.18
       2002 (ab)                         1      6.77 -     6.80           8           0.00      1.30   -  1.70    -32.29   - -32.01
   AIM V. I. High Yield II
       2005                             56     12.90 -    13.03         725          13.55      1.30   -  1.55      0.85   -   1.11
       2004                             18     12.79 -    12.88         236           1.49      1.30   -  1.55      9.41   -   9.69
       2003                             54     11.64 -    11.74         636          13.10      1.30   -  1.75     16.43   -  17.45
       2002 (ab)                         1      9.28 -     9.29          11           0.00      1.45   -  1.55     -7.17   -  -7.08

(d)  Previously known as AIM V. I. Dent Demographics II
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(ab) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                            -------------------------------------------------  -----------------------------------------------------

                                                Accumulation
                                Units          Unit Fair Value     Net Assets   Investment          Expense              Total
                               (000s)         Lowest to Highest      (000s)    Income Ratio*        Ratio**            Return***
                            --------------  --------------------  -----------  ------------- ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. International
    Growth II
       2005                             14  $  14.71 - $   14.95       $  206           0.58%    1.30%  -  1.70%   15.71%  -  16.18%
       2004                             15     12.71 -     12.87          187           0.59     1.30   -  1.70    21.60   -  22.10
       2003                             10     10.45 -     10.54          103           0.58     1.30   -  1.70     4.52   -  26.93
       2002 (ab)                       < 1      8.28 -      8.30            2           1.29     1.30   -  1.55   -17.19   - -16.98
   AIM V. I. Mid Cap Core
    Equity II
       2005                             63     11.35 -     11.46          758           0.33     1.29   -  1.89     5.25   -   5.89
       2004                             49     10.78 -     10.83          565           0.03     1.29   -  1.89     7.82   -   8.26
       2003                              9     10.90 -     10.99           99           0.00     1.30   -  1.70     9.02   -  25.41
       2002 (ab)                         1      8.74 -      8.76           11           0.00     1.30   -  1.55   -12.58   - -12.36
   AIM V. I. Money
    Market II
       2005                             29      9.71 -      9.87          286           2.02     1.30   -  1.70    -2.90   -  -1.32
       2004                             46      9.70 -      9.73          445           0.43     1.45   -  1.55    -1.12   -  -1.02
       2003                             57      9.78 -      9.86          563           0.49     1.30   -  1.70    -1.38   -  -1.38
       2002 (ab)                        24      9.92 -      9.94          239           0.27     1.45   -  1.70    -0.81   -  -0.56
   AIM V. I. New
    Technology II
       2004 (u)                          -        NA -        NA            -           0.00     1.30   -  1.70       NA   -     NA
       2003                              2      8.87 -      8.94           15           0.00     1.30   -  1.70   -11.30   - -10.61
       2002 (ab)                       < 1      5.95 -      5.95          < 1           0.00     1.45   -  1.45   -40.48   - -40.48
   AIM V. I. Premier
    Equity II
       2005                             35     12.56 -     12.76          375           0.71     1.29   -  1.89     3.38   -   4.01
       2004                             29     12.15 -     12.27          279           0.37     1.29   -  1.89     3.50   -  22.72
       2003                             22      8.46 -     11.74          193           0.39     1.30   -  1.89   -15.42   -  17.37
       2002 (ab)                         1      6.84 -      6.85           10           0.75     1.45   -  1.70   -31.63   - -31.45
   AIM V. I. Technology II
       2005                              1     11.06 -     11.14           10           0.00     1.30   -  1.70     0.21   -   0.64
       2004 (s) (u)                      1     11.04 -     11.07           10           0.00     1.30   -  1.70    10.36   -  10.66
   AIM V. I. Utilities II
       2005                              2     13.96 -     14.06           29           1.74     1.30   -  1.70    14.58   -  15.05
       2004 (s) (t)                      5     12.19 -     12.22           55           0.00     1.30   -  1.70    21.87   -  22.20

(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(u) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(ab) For the period beginning June 3, 2002 and ending December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the
    AllianceBernstein Variable
    Product Series Fund
    Sub-Accounts:
      AllianceBernstein Growth
        2005                           251  $  15.30 - $  15.55     $  3,000         0.00%     1.29%  -  1.89%     9.53% -   10.20%
        2004                           203     13.97 -    14.11        1,876         0.00      1.29   -  1.89     12.37   -  13.05
        2003                           161     12.43 -    12.48        1,156         0.00      1.29   -  1.89     24.29   -  24.79
        2002                            59      4.34 -     6.46          277         0.00      1.35   -  1.48    -29.32   - -29.23
        2001                            60      6.12 -     6.13          375         0.22      1.35   -  1.48    -24.78   - -24.68
      AllianceBernstein
       Growth & Income
        2005                           543     13.73 -    13.96        6,594         1.25      1.29   -  1.89      2.62   -   3.25
        2004                           586     13.38 -    13.52        6,846         0.72      1.29   -  1.89      9.12   -   9.79
        2003                           569     12.26 -    12.31        5,976         0.00      1.29   -  1.89     22.63   -  23.13
        2002                           432      7.31 -     7.81        3,376         0.57      1.35   -  1.58    -23.49   - -23.31
        2001                           291     10.21 -    10.63        3,035         0.49      1.35   -  1.58     -1.20   -   2.08
      AllianceBernstein
       International Value
        2005 (e)                        29     11.85 -    11.90          342         0.03      1.29   -  1.89     18.54   -  19.02
      AllianceBernstein
       Large Cap Growth (f)
        2005                            89     13.73 -    13.96          736         0.00      1.29   -  1.89     12.68   -  13.37
        2004                            92     10.64 -    12.19          657         0.00      0.83   -  1.89      6.30   -   6.44
        2003                            97     11.46 -    11.51          619         0.00      1.29   -  1.89     14.64   -  15.11
        2002                           113      4.37 -     4.94          535         0.00      1.35   -  1.58    -31.93   - -31.77
        2001                           123      6.41 -     7.26          797         0.00      1.35   -  1.58    -27.38   - -18.51
      AllianceBernstein
       Small/Mid Cap Value (g)
        2005                           176     16.61 -    16.88        2,932         0.59      1.29   -  1.89      4.62   -   5.26
        2004                           136     15.87 -    16.03        2,169         0.07      1.29   -  1.89     16.82   -  17.54
        2003 (ac)                       82     13.59 -    13.64        1,116         0.00      1.29   -  1.89     35.86   -  36.42
      AllianceBernstein
       Utility Income
        2005 (e)                         7     10.93 -    10.98           78         0.87      1.29   -  1.89      9.33   -   9.78
      AllianceBernstein
       Value
        2005 (e)                         1     10.73 -    10.74            6         0.28      1.49   -  1.69      7.28   -   7.42

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(f)  Previously known as Alliance Bernstein Premier Growth
(g)  Previously known as Alliance Bernstein Small Cap Value
(ac) For the period beginning July 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Delaware
   Group Premium Fund, Inc.
   Sub-Accounts:
      Delaware VIP GP Small
       Cap Value
        2005                           165  $  21.69 - $  21.69     $  3,569         0.35%     1.25%  -  1.25%     8.06%  -   8.06%
        2004                           162     20.07 -    20.07        3,251         0.19      1.25   -  1.25     19.96   -  19.96
        2003                           158     16.73 -    16.73        2,636         0.36      1.25   -  1.25     40.21   -  40.21
        2002                           133     11.93 -    11.93        1,589         1.36      1.25   -  1.25     -6.78   -  -6.78
        2001                            46     12.80 -    12.80          583         0.55      1.25   -  1.25     10.43   -  10.43
      Delaware VIP GP Trend
        2005                           121      9.50 -     9.50        1,150         0.00      1.25%  -  1.25      4.55   -   4.55
        2004                           115      9.08 -     9.08        1,043         0.00      1.25   -  1.25     11.20   -  11.20
        2003                           113      8.17 -     8.17          921         0.00      1.25   -  1.25     33.41   -  33.41
        2002                            80      6.12 -     6.12          490         0.00      1.25   -  1.25    -20.94   - -20.94
        2001                            24      7.75 -     7.75          187         0.00      1.25   -  1.25    -16.40   - -16.40

Investments in the Dreyfus
   Socially Responsible Growth
    Fund, Inc. Sub-Account:
      Dreyfus Socially
       Responsible
       Growth Fund
        2005                            37      6.63 -     6.63          244         0.00      1.25   -  1.25      2.34   -   2.34
        2004                            40      6.48 -     6.48          256         0.39      1.25   -  1.25      4.88   -   4.88
        2003                            42      6.17 -     6.17          258         0.12      1.25   -  1.25     24.43   -  24.43
        2002                            40      4.96 -     4.96          197         0.24      1.25   -  1.25    -29.84   - -29.84
        2001                            33      7.07 -     7.07          233         0.09      1.25   -  1.25    -23.55   - -23.55

Investmens in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
       Fund
        2005                           675      8.96 -     8.96        6,045         1.59      1.25   -  1.25      3.40   -   3.40
        2004                           678      8.66 -     8.66        5,872         1.77      1.25   -  1.25      9.26   -   9.26
        2003                           704      7.93 -     7.93        5,581         1.49      1.25   -  1.25     26.76   -  26.76
        2002                           611      6.25 -     6.25        3,824         1.61      1.25   -  1.25    -23.33   - -23.33
        2001                           185      8.16 -     8.16        1,512         1.24      1.25   -  1.25    -13.28   - -13.28

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Capital Appreciation
        2005                            88   $   9.36 - $   9.36    $    822           0.02%    1.25%  -  1.25%     3.08%  -   3.08%
        2004                            93       9.08 -     9.08         848           1.66     1.25   -  1.25      3.73   -   3.73
        2003                            97       8.75 -     8.75         852           1.51     1.25   -  1.25     19.66   -  19.66
        2002                            80       7.31 -     7.31         585           1.71     1.25   -  1.25    -17.76   - -17.76
        2001                            28       8.89 -     8.89         248           1.52     1.25   -  1.25    -10.45   - -10.45
      VIF Growth & Income
        2005                             -          - -        -           -           0.00     0.00%  -  0.00      0.00   -   0.00
        2004                             -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00
        2003                             -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00
        2002                           < 1       6.53 -     6.53         < 1           2.56     1.25   -  1.25    -34.71   - -34.71
        2001 (ad)                        -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00
      VIF Money Market
        2005                           307      10.05 -    10.05       3,089           2.58     1.25   -  1.25      1.38   -   1.38
        2004                           330       9.91 -     9.91       3,268           0.79     1.25   -  1.25     -0.46   -  -0.46
        2003                           398       9.96 -     9.96       3,966           0.90     1.25   -  1.25     -0.43   -  -0.43
        2002                           < 1      10.43 -    10.43         < 1           0.00     1.25   -  1.25      4.27   -   4.27
        2001 (ad)                        -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
      VIP Contrafund
        2005                           417      12.17 -    12.89       5,185           0.26     1.25   -  1.25     15.49   -  15.49
        2004                           342      10.54 -    11.16       3,692           0.30     1.25   -  1.25     14.03   -  14.03
        2003                           290       9.24 -     9.79       2,762           0.39     1.25   -  1.25     26.86   -  26.86
        2002                           229       7.29 -     7.72       1,722           0.48     1.25   -  1.25    -10.48   - -10.48
        2001                            86       8.14 -     8.62         730           0.30     1.25   -  1.25    -13.35   - -13.35
      VIP Equity-Income
        2005                           423      12.33 -    12.33       5,213           1.57     1.25   -  1.25      4.56   -   4.56
        2004                           427      11.79 -    11.79       5,039           1.49     1.25   -  1.25     10.14   -  10.14
        2003                           427      10.71 -    10.71       4,574           1.54     1.25   -  1.25     28.70   -  28.70
        2002                           343       8.32 -     8.32       2,857           0.91     1.25   -  1.25    -17.99   - -17.99
        2001                            98      10.14 -    10.14         998           0.24     1.25   -  1.25     -6.15   -  -6.15
      VIP Growth
        2005                           642       6.70 -     7.37       4,482           0.47     1.25   -  1.25      4.49   -   4.49
        2004                           642       6.41 -     7.06       4,302           0.25     1.25   -  1.25      2.09   -   2.09
        2003                           550       6.28 -     6.91       3,638           0.24     1.25   -  1.25     31.19   -  31.19
        2002                           480       4.79 -     5.27       2,430           0.17     1.25   -  1.25    -30.98   - -30.98
        2001                           202       6.93 -     7.63       1,480           0.03     1.25   -  1.25    -18.69   - -18.69

(ad) Although available in 2001, there was no activity until 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Growth Opportunities
        2005                            82   $   8.90 - $   8.90    $    733         0.84%     1.25%  -  1.25%     7.54%  -   7.54%
        2004                            75       8.28 -     8.28         623         0.49      1.25   -  1.25      5.85   -   5.85
        2003                            63       7.82 -     7.82         495         0.63      1.25   -  1.25     28.25   -  28.25
        2002                            49       6.10 -     6.10         300         0.78      1.25   -  1.25    -22.82   - -22.82
        2001                            23       7.90 -     7.90         185         0.13      1.25   -  1.25    -15.50   - -15.50
      VIP High Income
        2005                           101      10.31 -    10.31       1,039        14.62      1.25   -  1.25      1.43   -   1.43
        2004                           103      10.17 -    10.17       1,050         7.93      1.25   -  1.25      8.22   -   8.22
        2003                            63       9.39 -     9.39         595         5.70      1.25   -  1.25     25.68   -  25.68
        2002                            43       7.47 -     7.47         322         6.67      1.25   -  1.25      2.15   -   2.15
        2001                            21       7.32 -     7.32         151         0.05      1.25   -  1.25    -12.84   - -12.84
      VIP Index 500
        2005                           461       8.64 -     8.64       3,981         1.64      1.25   -  1.25      3.52   -   3.52
        2004                           405       8.35 -     8.35       3,377         1.01      1.25   -  1.25      9.23   -   9.23
        2003                           268       7.64 -     7.64       2,044         1.24      1.25   -  1.25     26.81   -  26.81
        2002                           215       6.02 -     6.02       1,298         0.69      1.25   -  1.25    -23.22   - -23.22
        2001 (ae)                       68       7.85 -     7.85         530         0.07      1.25   -  1.25    -21.53   - -21.53
      VIP Investment Grade
       Bond
        2005                           187      13.17 -    13.17       2,464         3.57      1.25   -  1.25      0.92   -   0.92
        2004                           196      13.05 -    13.05       2,555         4.09      1.25   -  1.25      3.15   -   3.15
        2003                           203      12.65 -    12.65       2,565         3.24      1.25   -  1.25      3.89   -   3.89
        2002                           144      12.18 -    12.18       1,750         1.43      1.25   -  1.25      8.96   -   8.96
        2001                            27      11.18 -    11.18         298         0.05      1.25   -  1.25      7.10   -   7.10
      VIP Overseas
        2005                           154      10.27 -    10.66       1,613         0.57      1.25   -  1.25     17.57   -  17.57
        2004                           139       8.73 -     9.07       1,246         1.09      1.25   -  1.25     12.22   -  12.22
        2003                           127       7.78 -     8.08       1,015         0.71      1.25   -  1.25     41.58   -  41.58
        2002                           121       5.50 -     5.71         683         0.55      1.25   -  1.25    -21.28   - -21.28
        2001                            55       6.98 -     7.25         390         1.29      1.25   -  1.25    -22.16   - -22.16

Investments in the Fidelity
   Variable Insurance
   Products Fund (Service Class 2)
   Sub-Accounts:
      VIP Contrafund (Service
       Class 2)
        2005 (e)                        55     11.87 -      11.92         659        0.00       1.29   -  1.89     18.68   -  19.17

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(ae) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                           For the year ended December 31,
                                  -------------------------------------------  -----------------------------------------------------

                                                 Accumulation
                                    Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                  ---------  --------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service Class 2)
  Sub-Accounts (continued):
      VIP Growth and Income
         (Service Class 2)
          2005 (e)                        9  $  11.07 - $  11.11    $     101         0.00%     1.29%  -  1.89%    10.69%  -  11.14%
      VIP High Income
         (Service Class 2)
          2005 (e)                       13     10.46 -    10.50          136        13.03      1.29   -  1.89      4.56   -   4.98
      VIP Mid Cap (Service
         Class 2)
          2005 (e)                       25     12.09 -    12.14          308         0.00      1.29   -  1.89     20.87   -  21.36

Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Flex Cap
         Growth Securities
          2005 (e)                        2     11.13 -    11.16           27         0.18      1.49      1.89     11.32   -  11.63
      Franklin Growth and
         Income Securities
          2005                          775     14.70 -    15.03       11,559         2.73      1.29   -  1.99      1.46   -   2.18
          2004                          571     14.49 -    14.71        8,356         2.42      1.29   -  1.99     44.87   -  47.13
          2003 (af)                     143     13.38 -    13.48        1,920         0.09      1.29   -  1.89     33.80   -  34.75
      Franklin High Income
          2005                           56     10.82 -    10.93          610         6.58      1.29   -  1.89      1.37   -   1.99
          2004 (s)                       37     10.67 -    10.72          399         3.01      1.29   -  1.89      6.74   -   7.17
      Franklin Income Securities
          2005                        1,207     11.16 -    11.30       13,581         3.35      1.29   -  1.99     -0.41   -   0.30
          2004 (s)                      316     11.21 -    11.26        3,553         0.13      1.29   -  1.99     12.10   -  12.63
      Franklin Large Cap
         Growth Securities
          2005                          680     10.42 -    10.51        7,115         0.42      1.29   -  1.99     -0.24   -   4.15
          2004 (v)                       60     10.52 -    10.53          630         0.00      1.29   -  1.79      5.20   -   5.33
      Franklin Small Cap
         Value Securities
          2005                          381     11.36 -    18.79        7,084         0.75      1.29   -  1.99      6.61   -  13.56
          2004                          200     17.62 -    17.90        3,570         0.16      1.29   -  1.99     21.29   -  22.15
          2003 (af)                      65     14.53 -    14.65          954         0.01      1.29   -  1.99     45.31   -  46.53

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                               ----------------------------------------------  -----------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value     Net Assets   Investment          Expense              Total
                                 (000s)       Lowest to Highest      (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  -----------  -------------  -----------------  -------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small Mid-Cap
        Growth Securities
        2005                             -  $      - - $      -      $      -        0.00%      0.00%  -  0.00%     0.00% -    0.00%
      Franklin US Government
        2005                           482     10.26 -    10.39         4,983        4.83       1.29   -  1.99      0.37   -   1.09
        2004 (s)                       183     10.22 -    10.27         1,880        0.39       1.29   -  1.99      2.25   -   2.74
      Mutual Discovery
        2005 (e)                         2     11.36 -    11.36            22        0.00       1.89   -  1.89     13.58   -  13.58
      Mutual Shares Securities
        2005                           933     15.14 -    15.49        13,903        0.91       1.29   -  1.99      8.36   -   9.13
        2004                           630     10.97 -    13.97         8,795        0.65       1.29   -  1.99      9.74   -  10.39
        2003                           141     12.66 -    12.77         1,795        0.06       1.29   -  1.99     26.59   -  27.65
        2002                           < 1      8.99 -     8.99           < 1        0.00       1.35   -  1.35    -10.07   - -10.07
        2001 (ad)                        -         - -        -             -        0.00       0.00   -  0.00      0.00   -   0.00
      Templeton Asset Strategy
        2005                            42     13.35 -    13.35           564        3.62       1.25   -  1.25      2.27   -   2.27
        2004                            38     13.06 -    13.06           498        2.59       1.25   -  1.25     14.27   -  14.27
        2003                            37     11.42 -    11.42           425        2.57       1.25   -  1.25     30.31   -  30.31
        2002                            26      8.77 -     8.77           227        2.19       1.25   -  1.25     -5.58   -  -5.58
        2001                            14      9.29 -     9.29           129        0.66       1.25   -  1.25    -11.08   - -11.08
      Templeton Developing
        Markets Securities
        2005                           115     25.71 -    26.29         2,885        1.33       1.29   -  1.99     24.90   -  25.79
        2004                            56     20.58 -    20.90         1,167        1.73       1.29   -  1.99     22.23   -  23.10
        2003 (af)                       14     16.84 -    16.98           237        0.13       1.29   -  1.99     68.38   -  69.79
      Templeton Foreign
        Securities
        2005                           688     11.67 -    17.02        10,344        1.11       1.25   -  1.99      7.98   -   8.80
        2004                           326     10.73 -    15.76         4,396        0.92       1.25   -  1.99     16.17   -  17.05
        2003                           168      9.16 -    13.57         1,746        1.25       1.25   -  1.99     30.56   -  35.69
        2002                           110      7.02 -     7.02           773        1.54       1.25   -  1.25    -19.58   - -19.58
        2001                            45      8.73 -     8.73           393        2.23       1.25   -  1.25    -17.05   - -17.05

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(ad) Although available in 2001, there was no activity until 2002
(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                               ----------------------------------------------  -----------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value     Net Assets   Investment          Expense              Total
                                 (000s)       Lowest to Highest      (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  -----------  -------------  -----------------  -------------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Account:
      VIT CORE Small Cap
       Equity
        2005                            34   $  11.32 - $  11.37     $    384        0.23%      1.29%  -  1.89%    13.21%  -  13.67%
        2004                             -          - -        -            -        0.00       0.00   -  0.00      0.00   -   0.00
        2003                             -          - -        -            -        0.00       0.00   -  0.00      0.00   -   0.00
        2002                           < 1       8.30 -     8.30          < 1        0.00       1.25   -  1.25    -17.05   - -17.05
        2001 (ad)                        -          - -        -            -        0.00       0.00   -  0.00      0.00   -   0.00
      VIT CORE U.S. Equity
        2005 (e)                         7      11.25 -    11.30           78        1.27       1.29   -  1.89     12.49   -  12.95
      VIT Growth and Income
        2005 (e)                         6      10.50 -    10.55           67        2.83       1.29   -  1.89      5.03   -   5.46
      VIT Mid Cap Value
        2005 (e)                        25      11.35 -    11.39          285        0.83       1.49   -  1.89     13.55   -  13.86

Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts:
      HSBC VI Cash
       Management
        2003 (ag)                        -      10.24 -    10.24            -        0.20       1.25   -  1.25      0.31   -   0.31
        2002                           292      10.28 -    10.28        2,998        0.78       1.25   -  1.25     -0.44   -  -0.44
        2001                           105      10.32 -    10.32        1,085        2.45       1.25   -  1.25      1.30   -   1.30
      HSBC VI Fixed Income
        2003 (ag)                        -      11.46 -    11.46           11        1.48       1.25   -  1.25      0.32   -   0.32
        2002                           149      11.43 -    11.43        1,707        3.01       1.25   -  1.25      8.56   -   8.56
        2001                            51      10.53 -    10.53          539        2.64       1.25   -  1.25      3.09   -   3.09
      HSBC VI Growth
       & Income
        2003 (ag)                        -       6.54 -     6.54            -        0.42       1.25   -  1.25      6.00   -   6.00
        2002                           281       6.17 -     6.17        1,734        0.29       1.25   -  1.25    -25.86   - -25.86
        2001                           183       8.33 -     8.33        1,523        0.45       1.25   -  1.25    -18.16   - -18.16

Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
        2005                           140      11.43 -    11.53        1,607        0.59       1.29   -  1.99      5.58   -  14.27
        2004 (v)                        13      10.90      10.92          146        0.55       1.29   -  1.89      9.04   -   9.20

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(ad) Although available in 2001, there was no activity until 2002
(ag) For the period beginning January 1, 2003 and ended April 30, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Lord Abbett
  Series Fund Sub-Accounts
  (continued):
   Bond-Debenture
       2005                            347   $  10.28 - $  10.37    $  3,589         8.15%     1.29%  -  1.99%     0.00%  -   2.79%
       2004 (v)                         39      10.36      10.37         403         8.77      1.29   -  1.79      3.57   -   3.70
   Growth and Income
       2005                            256      11.02 -    11.11       2,836         1.67      1.29   -  1.99      1.92   -  10.15
       2004 (v)                         29      10.89      10.90         311         1.42      1.29   -  1.89      8.88   -   9.04
   Growth Opportunities
       2005                            108      11.42 -    11.52       1,243         0.00      1.29   -  1.99      3.28   -  14.17
       2004 (v)                         20      11.14      11.15         219         0.00      1.29   -  1.79     11.39   -  11.53
   Mid-Cap Value
       2005                            435      11.79 -    11.90       5,132         0.75      1.29   -  1.99      6.83   -  17.91
       2004 (v)                         41      11.12      11.14         457         0.32      1.29   -  1.89     11.19   -  11.36

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
   LSA Aggressive
    Growth
       2004 (w)                          -         NA -       NA           -         0.00      0.00%  -  0.00        NA   -     NA
       2003                             42      12.97 -    13.06         541         0.00      1.29   -  1.89     29.69   -  30.61
       2002 (ah)                         3       7.30 -     7.30          25         0.00      1.35   -  1.48    -27.05   - -26.99
   LSA Equity Growth
       2004 (x)                          -         NA -       NA           -         0.00      0.00   -  0.00        NA   -     NA
       2003 (af)                        35      12.13 -    12.21         421         0.00      1.29   -  1.89     21.28   -  22.15
   LSA Mid Cap Value
       2004 (y)                          -         NA -       NA           -         0.14      0.00   -  0.00        NA   -     NA
       2003 (af)                        59      15.10 -    15.23         893         0.14      1.29   -  1.99     50.99   -  52.26

(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(x)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(y)  On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S.
     Mid Cap Value
(af) For the period beginning May 1, 2003 and ended December 31, 2003
(ah) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                               ---------------------------------------------   -----------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets    Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)     Income Ratio*        Ratio**            Return***
                               -----------  --------------------  -----------  -------------  ------------------  ------------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Emerging Growth
       2005                              -   $      - - $      -  $         -         0.00%     0.00%  -  0.00%     0.00%  -   0.00%
       2004                              -          - -        -            -         0.00      0.00      0.00      0.00   -   0.00
       2003                              -          - -        -            -         0.00      0.00      0.00      0.00   -   0.00
       2002                            < 1       3.48 -     3.48          < 1         0.00      1.25      1.25    -65.19   - -65.19
       2001 (ad)                         -          - -        -            -         0.00      0.00      0.00      0.00   -   0.00
   MFS High Income
       2005                             45      11.93 -    11.93          536         5.57      1.25      1.25      0.89   -   0.89
       2004                             50      11.82 -    11.82          586         2.79      1.25      1.25      7.79   -   7.79
       2003                             15      10.97 -    10.97          168         4.45      1.25      1.25     16.48   -  16.48
       2002                             10       9.42 -     9.42           92         7.80      1.25      1.25      1.28   -   1.28
       2001                             10       9.30 -     9.30           96         1.80      1.25      1.25      0.79   -   0.79
   MFS Investors Trust
       2005                            123       8.86 -     8.86        1,087         0.56      1.25      1.25      5.98   -   5.98
       2004                            114       8.36 -     8.36          955         0.60      1.25      1.25      9.96   -   9.96
       2003                             88       7.60 -     7.60          667         0.61      1.25      1.25     20.62   -  20.62
       2002                             74       6.30 -     6.30          463         0.55      1.25      1.25    -21.95   - -21.95
       2001                             28       8.08 -     8.08          223         0.05      1.25      1.25    -19.22   - -19.22
   MFS New Discovery
       2005                             88       8.12 -     8.12          712         0.00      1.25      1.25      3.93   -   3.93
       2004                             86       7.82 -     7.82          674         0.00      1.25      1.25      5.19   -   5.19
       2003                             78       7.43 -     7.43          579         0.00      1.25      1.25     32.05   -  32.05
       2002                             66       5.63 -     5.63          372         0.00      1.25      1.25    -43.72   - -32.49
       2001                             19       8.34 -     8.34          161         0.00      1.25      1.25     -6.22   -  -6.22
   MFS Research Bond (h)
       2005                            103      13.60 -    13.60        1,403         5.21      1.25      1.25      0.25   -   0.25
       2004                            110      13.56 -    13.56        1,495         5.82      1.25      1.25      4.74   -   4.74
       2003                            122      12.95 -    12.95        1,578         5.88      1.25      1.25      7.97   -   7.97
       2002                            101      11.99 -    11.99        1,209         5.69      1.25      1.25      7.56   -   7.56
       2001 (ae)                        18      11.15 -    11.15          204         0.91      1.25      1.25     11.50   -  11.50

Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts:
   Aggressive Equity
       2005                            118    12.60 -      13.91        1,494         0.00      0.83      1.48     21.36   -  22.15
       2004                            168    10.38 -      11.39        1,750         0.01      0.83      1.48     11.06   -  11.78
       2003                            177     9.35 -      10.19        1,660         0.01      0.83      1.48     24.21   -  25.02
       2002                            203     7.53 -       8.15        1,534         0.31      0.83      1.48    -23.74   - -18.50
       2001                            249     9.87 -       9.91        2,465         0.34      1.35      1.48    -29.52   - -29.43

(h)  Previously known as MFS Bond
(ad) Although available in 2001, there was no activity until 2002
(ae) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts (continued):
   Capital Growth
       2002 (ai)                         -   $     NA - $     NA           -         0.49%     1.00%  -  1.48%       NA%  -     NA%
       2001                            266      22.57 -    22.75       6,044         0.56      1.00   -  1.48    -27.40   - -27.30
   Dividend Growth
       2005                            790      34.15 -    38.61      30,687         1.29      1.00   -  1.48      4.06   -   4.56
       2004                            946      32.66 -    37.10      35,254         1.58      1.00   -  1.48      6.87   -   7.38
       2003                          1,102      34.72 -    35.09      38,402         1.84      1.35   -  1.48     26.01   -  26.17
       2002                          1,304      27.55 -    27.81      36,025         1.99      1.35   -  1.48    -19.22   - -19.11
       2001                          1,588      34.11 -    34.38      54,168         1.85      1.35   -  1.48     -6.60   -  -6.48
   Equity
       2005                            350      12.88 -    58.02      20,593         0.00      0.83   -  1.48     16.43   -  17.18
       2004                            419      10.99 -    49.84      21,143         0.41      0.83   -  1.48      9.51   -  10.23
       2003                            503       9.97 -    45.51      23,231         0.37      0.83   -  1.48     21.00   -  21.79
       2002                            611       8.18 -    37.61      23,276         0.34      0.83   -  1.48    -22.37   - -18.15
       2001                            797      48.45 -    48.84      39,093         0.49      1.35   -  1.48    -27.95   - -27.86
   European Growth
       2005                            219      38.42 -    41.01       8,490         1.21      1.00   -  1.48      7.10   -   7.61
       2004                            264      35.87 -    38.11       9,568         1.12      1.00   -  1.48     11.08   -  11.61
       2003                            303      32.30 -    32.64       9,877         0.88      1.35   -  1.48     27.14   -  27.30
       2002                            371      25.40 -    25.64       9,495         1.36      1.35   -  1.48    -22.52   - -22.41
       2001                            482      32.78 -    33.05      15,918         1.16      1.35   -  1.48    -18.97   - -18.87
   Global Advantage
       2005                            105       8.79 -     8.88         926         0.27      1.35   -  1.48      5.23   -   5.37
       2004                            129       8.35 -    11.82       1,084         0.42      0.83   -  1.48     10.89   -  18.15
       2003                            144       7.53 -     7.59       1,089         0.96      1.35   -  1.48     29.19   -  29.36
       2002                            199       5.83 -     5.87       1,159         0.82      1.35   -  1.48    -21.98   - -21.88
       2001                            274       7.47 -     7.51       2,054         0.62      1.35   -  1.48    -24.46   - -24.36
   Global Dividend Growth
       2005                            409      22.58 -    23.85       9,321         1.63      1.00   -  1.48      4.78   -   5.28
       2004                            476      21.55 -    22.65      10,361         1.49      1.00   -  1.48     13.24   -  13.79
       2003                            625      10.77 -    19.03      11,354         1.86      0.70   -  1.48      7.69   -  30.13
       2002                            645      14.62 -    14.76       9,510         1.76      1.35   -  1.48    -13.80   - -13.69
       2001                            826      16.96 -    17.10      14,107         2.70      1.35   -  1.48     -7.63   -  -7.51
   High Yield
       2005                             93      13.06 -    16.97       1,242         7.15      1.00   -  1.48      0.69   -   1.17
       2004                            113      12.69 -    12.97       1,496         7.33      0.83   -  1.48      8.23   -  26.88
       2003                            127      11.99 -    12.12       1,547         9.89      1.35   -  1.48     25.85   -  26.02
       2002                            149       9.52 -     9.61       1,439        18.29      1.35   -  1.48     -8.50   -  -8.38
       2001                            189      10.41 -    10.49       1,982        18.54      1.35   -  1.48    -34.73   - -34.64

(ai) On August 31, 2002 Capital Growth merged into Money Market; the investment income and the expense ratios are calculated for the period January 1, 2002 through August 31, 2002.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
       2005                            106   $  12.55 - $  16.08   $   1,718          2.65%     0.83%  -  1.48%     5.39%  -   6.08%
       2004                            131      11.83 -    15.26       2,006          3.66      0.83   -  1.48      9.33   -  10.04
       2003                            142      10.75 -    13.96       1,993          3.02      0.83   -  1.48     19.06   -  19.84
       2002                            166       8.97 -    11.72       1,955          4.52      0.83   -  1.48    -10.26   -  -9.00
       2001                            175      12.88 -    12.96       2,260          4.62      1.35   -  1.48      0.79   -   0.92
   Information
       2005                             19       4.71 -     4.74          92          0.00      1.35   -  1.48     -0.87   -  -0.74
       2004                             82       4.75 -     4.77         390          0.00      1.35   -  1.48      2.02   -   2.15
       2003                             97       4.65 -     4.67         454          0.00      1.35   -  1.48     58.71   -  58.92
       2002                             14       2.93 -     2.94          40          1.15      1.35   -  1.48    -43.92   - -43.85
       2001                             17       5.23 -     5.24          88          0.18      1.35   -  1.48    -43.72   - -43.65
   Limited Duration
       2005                            158      10.53 -    11.42       1,809          3.94      0.83   -  1.48      0.37   -   1.03
       2004                            189      10.43 -    11.38       2,155          4.08      0.83   -  1.48     -0.07   -   0.58
       2003                            220      10.37 -    11.39       2,515          4.01      0.83   -  1.48      0.73   -   1.38
       2002                            305      10.23 -    11.31       3,457          3.19      0.83   -  1.48      2.26   -   2.53
       2001                             91      11.03 -    11.07       1,008          3.77      1.35   -  1.48      5.15   -   5.29
   Money Market
       2005                            476      14.28 -    23.42       6,944          2.63      1.00   -  1.48      1.28   -   1.77
       2004                            516      14.10 -    23.01       7,420          0.82      1.00   -  1.48     -0.61   -  -0.14
       2003                            774      14.18 -    14.33      11,176          0.63      1.35   -  1.48     -0.81   -  -0.68
       2002 (aj)                     2,133      10.03 -    14.30      27,246          1.19      0.70   -  1.48     -0.15   -   0.31
       2001                          1,177      14.32 -    14.44      17,061          4.14      1.35   -  1.48      2.37   -   2.50
   Pacific Growth
       2004 (z)                          -         NA -       NA           -          0.00      0.00   -  0.00        NA   -     NA
       2003                            260       3.97 -     4.02       1,043          0.00      1.35   -  1.48     27.74   -  27.91
       2002                            324       3.11 -     3.14       1,018          0.00      1.35   -  1.48    -24.00   - -23.90
       2001                            446       4.09 -     4.13       1,839          1.41      1.35   -  1.48    -28.50   - -28.41
   Quality Income Plus
       2005                            545      12.00 -    25.08      13,901          5.18      0.83   -  1.48      1.81   -   2.47
       2004                            710      11.71 -    24.64      17,737          5.51      0.83   -  1.48      3.68   -   4.36
       2003                            872      11.22 -    23.76      20,978          5.65      0.83   -  1.48      6.85   -  12.21
       2002                          1,062      22.24 -    22.45      23,878          6.10      1.35   -  1.48      3.96   -   4.10
       2001                          1,179      21.39 -    21.56      25,486          5.95      1.35   -  1.48      7.95   -   8.09

(z)  For the period beginning January 1, 2004 and ended April 30, 2004
(aj) On August 31, 2002 Capital Growth merged into Money Market

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    S&P 500 Index
       2005                            506   $  10.99 - $  11.10   $   5,575          1.61%     1.35%  -  1.48%     3.10%  -   3.24%
       2004                            591      10.66 -    10.75       6,320          0.98      1.35   -  1.48      8.97   -   9.11
       2003                            647       9.78 -     9.86       6,349          1.01      1.35   -  1.48     25.98   -  26.14
       2002                            662       7.77 -     7.81       5,148          1.01      1.35   -  1.48    -23.63   - -23.53
       2001                            745      10.17 -    10.22       7,591          0.92      1.35   -  1.48    -13.53   - -13.42
    Strategist
       2005                            452      35.19 -    44.27      16,105          1.95      1.00   -  1.48      6.74   -   7.25
       2004                            528      32.97 -    41.28      17,602          1.86      1.00   -  1.48      8.75   -   9.28
       2003                            645      30.31 -    30.64      19,757          1.64      1.35   -  1.48     24.39   -  25.55
       2002                            763      24.37 -    24.60      18,775          1.52      1.35   -  1.48    -11.21   - -11.10
       2001                            956      27.45 -    27.67      26,487          2.49      1.35   -  1.48    -11.51   - -11.39
    Utilities
       2005                            336      28.65 -    30.29       9,742          2.36      1.00   -  1.48     12.94   -  13.48
       2004                            375      25.37 -    26.69       9,599          2.47      1.00   -  1.48     18.89   -  19.46
       2003                            441      21.34 -    21.57       9,493          2.88      1.35   -  1.48     15.62   -  15.77
       2002                            532      18.45 -    18.63       9,881          2.83      1.35   -  1.48    -24.00   - -23.90
       2001                            703      24.28 -    24.48      17,176          2.25      1.35   -  1.48    -26.84   - -26.75

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity
    (Class Y Shares)
       2005                            120      16.19 -    16.45       1,708          0.00      1.29   -  1.89     20.41   -  21.15
       2004                            143      13.45 -    13.58       1,671          0.00      1.29   -  1.89     10.35   -  11.02
       2003                            142      12.18 -    12.23       1,436          0.00      1.29   -  1.89     21.84   -  22.34
       2002                             49       4.87 -     7.00         344          0.07      1.35   -  1.58    -24.05   - -23.87
       2001                             14       6.41 -     9.20         119          0.12      1.35   -  1.58    -29.74   -  -8.01
   Capital Growth
    (Class Y Shares)
       2002 (ak)                         -         NA -       NA           -          0.32      1.35   -  1.58        NA   -     NA
       2001                             17       6.99 -     8.84         141          0.13      1.35   -  1.58    -27.65   - -11.62

(ak) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Dividend Growth
     (Class Y Shares)
       2005                            362   $  13.40 - $  13.62    $  4,196         1.05%     1.29%  -  1.89%     3.37%  -   4.00%
       2004                            392      12.96 -    13.10       4,357         1.43      1.29   -  1.89      6.17   -   6.81
       2003                            357      12.21 -    12.26       3,611         1.16      1.29   -  1.89     22.10   -  22.60
       2002                            253       7.52 -     8.23       1,925         2.26      1.35   -  1.58    -19.52   - -19.33
       2001                            150       9.32 -    10.23       1,407         1.40      1.35   -  1.58     -6.75   -   2.32
    Equity
     (Class Y Shares)
       2005                            247      14.89 -    15.14       3,108         0.00      1.29   -  1.89     15.67   -  16.38
       2004                            244      12.87 -    13.01       2,612         0.25      1.29   -  1.89      8.77   -  30.05
       2003                            184      11.84 -    11.87       1,645         0.05      1.49   -  1.89     18.36   -  18.68
       2002                            146       5.04 -     7.15         982         0.22      1.35   -  1.58    -22.68   - -22.50
       2001                             64       6.52 -     9.23         504         0.05      1.35   -  1.58    -28.22   -  -7.68
    European Growth
     (Class Y Shares)
       2005                             81      14.83 -    15.07       1,030         0.95      1.29   -  1.89      6.32   -   6.96
       2004                             88      13.95 -    14.09       1,035         1.05      1.29   -  1.89     10.35   -  11.03
       2003                             76      12.64 -    12.69         793         0.00      1.29   -  1.89     26.39   -  26.90
       2002                             52       6.59 -     7.41         382        11.84      1.35   -  1.58    -22.76   - -22.58
       2001                             33       8.53 -     9.57         317         0.61      1.35   -  1.58    -19.21   -  -4.31
    Global Advantage
     (Class Y Shares)
       2005                             17      14.44 -    14.68         226         0.05      1.29   -  1.89      4.43   -   5.07
       2004                             14      13.83 -    13.97         167         0.31      1.29   -  1.89     10.16   -  10.84
       2003                             10      12.55 -    12.60         114         0.00      1.29   -  1.89     25.51   -  26.03
       2002                              3       5.30 -     7.01          21         0.86      1.35   -  1.58    -22.18   - -22.00
       2001                              2       6.82 -     8.99          14         0.07      1.35   -  1.58    -31.85   - -10.11
    Global Dividend Growth
     (Class Y Shares)
       2005                            128      15.14 -    15.38       1,810         1.39      1.29   -  1.89      4.17   -   4.81
       2004                            122      14.53 -    14.68       1,639         1.39      1.29   -  1.89     12.49   -  13.17
       2003                             72      12.92 -    12.97         837         0.00      1.29   -  1.89     29.18   -  29.71
       2002                             44       8.35 -     8.47         366         1.88      1.35   -  1.58    -16.47   - -14.09
       2001                             14       9.86 -     9.87         134         0.52      1.45   -  1.58     -1.41   -  -1.26

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
   High Yield
    (Class Y Shares)
       2005                            225   $  12.13 - $  12.33    $  2,262         7.09%     1.29%  -  1.89%     0.00%  -   0.61%
       2004                            217      12.13 -    12.25       2,124         7.55      1.29   -  1.89      7.49   -   8.15
       2003                            183      11.29 -    11.33       1,541         3.47      1.29   -  1.89     12.85   -  13.31
       2002                             12       7.05 -     7.06          78        20.93      1.35   -  1.48     -8.72   -  -8.60
       2001                              8       7.72 -     7.73          55         6.73      1.35   -  1.48    -22.76   - -22.71
   Income Builder
    (Class Y Shares)
       2005                            171      13.21 -    13.43       2,106         2.49      1.29   -  1.89      4.70   -   5.34
       2004                            173      12.62 -    12.75       2,019         3.81      1.29   -  1.89      8.63   -   9.29
       2003                            168      11.62 -    11.67       1,771         2.36      1.29   -  1.89     16.18   -  16.66
       2002                             60       8.75 -     9.43         522         3.75      1.35   -  1.58     -9.19   -  -5.68
       2001                              5       9.63 -     9.64          49         2.84      1.35   -  1.48     -3.66   -  -3.59
   Information
    (Class Y Shares)
       2005                             10      14.86 -    15.10         124         0.00      1.29   -  1.89     -1.69   -  -1.09
       2004                             12      15.11 -    15.27         151         0.00      1.29   -  1.89      1.40   -   2.02
       2003                             14      14.90 -    14.96         156         0.00      1.29   -  1.89     49.04   -  49.65
       2002                              3       5.00 -     5.00          15         1.25      1.48   -  1.48    -44.12   - -44.12
       2001                              8       8.94 -     8.94          75         0.00      1.48   -  1.48    -10.60   - -10.60
   Limited Duration
    (Class Y Shares)
       2005                            555       9.86 -    10.03       5,698         3.68      1.29   -  1.89     -0.40   -   0.20
       2004                            542       9.90 -    10.00       5,599         3.93      1.29   -  1.89     -0.74   -  -0.13
       2003                            473       9.98 -    10.02       4,962         1.65      1.29   -  1.89     -0.23   -   0.18
       2002                            169      10.54 -    10.82       1,786         2.12      1.35   -  1.58      2.18   -   2.41
       2001                            257      10.29 -    10.59       2,716         1.29      1.35   -  1.58      2.94   -   5.93
   Money Market
    (Class Y Shares)
       2005                            378       9.83 -     9.99       3,747         2.39      1.29   -  1.89      0.60   -   1.21
       2004                            400       9.77 -     9.87       3,933         0.62      1.29   -  1.89     -1.29   -  -0.68
       2003                            283       9.90 -     9.94       2,812         0.19      1.29   -  1.89     -1.04   -  -0.64
       2002 (ak)                       208      10.04 -    10.25       2,093         1.03      1.35   -  1.58     -0.50   -  -0.27
       2001                            847      10.07 -    10.30       8,736         0.76      1.35   -  1.58      0.68   -   3.02

(ak) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
   Pacific Growth
    (Class Y Shares)
       2004 (z)                          -   $     NA - $     NA           -         0.00%     0.00%  -  0.00%       NA%  -     NA%
       2003                             17      13.89 -    13.94         187         0.00      1.29   -  1.89     38.87   -  39.43
       2002                              4       4.54 -     6.15          24         0.00      1.48   -  1.58    -24.76   - -24.68
       2001                              2       6.03 -     6.04          17        13.90      1.45   -  1.58    -39.72   - -39.62
   Quality Income Plus
    (Class Y Shares)
       2005                            575      10.71 -    10.88       6,592         4.93      1.29   -  1.89      1.13   -   1.75
       2004                            526      10.59 -    10.69       6,012         5.63      1.29   -  1.89      3.09   -   3.72
       2003                            368      10.27 -    10.31       4,209         2.57      1.29   -  1.89      2.69   -   3.11
       2002                            286      10.84 -    11.61       3,107         5.95      1.35   -  1.58      3.61   -   3.85
       2001                            115      10.44 -    11.21       1,210         4.18      1.35   -  1.58      4.36   -  12.07
   S&P 500 Index
    (Class Y Shares)
       2005                            441      13.38 -    13.60       5,109         1.45      1.29   -  1.89      2.47   -   3.09
       2004                            457      13.05 -    13.19       5,061         0.77      1.29   -  1.89      8.21   -   8.87
       2003                            387      12.06 -    12.11       3,775         0.00      1.29   -  1.89     20.65   -  21.14
       2002                            150       6.16 -     7.22       1,066         0.87      1.35   -  1.58    -23.88   - -23.71
       2001                             65       8.10 -     9.46         594         0.02      1.35   -  1.58    -19.05   -  -5.38
   Strategist
    (Class Y Shares)
       2005                            263      13.73 -    13.95       3,212         1.72      1.29   -  1.89      6.03   -   6.67
       2004                            279      12.95 -    13.08       3,201         1.74      1.29   -  1.89      8.04   -   8.70
       2003                            255      11.99 -    12.03       2,659         0.78      1.29   -  1.89     19.85   -  20.34
       2002                            225       7.62 -     8.47       1,863         1.47      1.35   -  1.58    -11.53   - -11.32
       2001                            116       8.61 -     9.55       1,097         1.04      1.35   -  1.58    -11.81   -  -4.53
   Utilities
    (Class Y Shares)
       2005                             90      15.17 -    15.42       1,022         2.11      1.29   -  1.89     12.20   -  12.88
       2004                             95      13.52 -    13.66         938         2.26      1.29   -  1.89     18.01   -  18.73
       2003                             84      11.46 -    11.51         639         1.69      1.29   -  1.89     14.58   -  15.05
       2002                             80       5.32 -     6.31         497         2.95      1.35   -  1.58    -24.29   - -24.11
       2001                             65       7.02 -     8.32         534         0.56      1.35   -  1.58    -27.15   - -16.79

(z) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
   Oppenheimer Aggressive
    Growth
       2005                            303   $   7.22 - $   7.22    $  2,184         0.00%     1.25%   - 1.25%    10.94%  -  10.94%
       2004                            294       6.50 -     6.50       1,912         0.00      1.25    - 1.25     18.28   -  18.28
       2003                            302       5.50 -     5.50       1,660         0.00      1.25    - 1.25     24.02   -  24.02
       2002                            290       3.29 -     4.43       1,284         0.57      1.25    - 1.25    -67.05   - -28.69
       2001                            137       6.22 -     6.22         853         0.54      1.25    - 1.25    -32.13   - -32.13
   Oppenheimer Capital
    Appreciation
       2005                            262       7.91 -     7.91       2,071         0.92      1.25    - 1.25      3.80   -   3.80
       2004                            300       7.62 -     7.62       2,285         0.27      1.25    - 1.25      5.60   -   5.60
       2003                            237       7.21 -     7.21       1,711         0.33      1.25    - 1.25     29.31   -  29.31
       2002                            187       5.58 -     5.58       1,041         0.52      1.25    - 1.25    -27.77   - -27.77
       2001                            108       7.72 -     7.72         833         0.04      1.25    - 1.25    -13.68   - -13.68
   Oppenheimer Core
    Bond (i)
       2005                            145      13.02 -    13.02       1,886         5.01      1.25    - 1.25      1.31   -   1.31
       2004                            143      12.85 -    12.85       1,839         4.21      1.25    - 1.25      4.17   -   4.17
       2003                            121      12.33 -    12.33       1,494         5.37      1.25    - 1.25      5.44   -   5.44
       2002                            106      11.70 -    11.70       1,245         6.03      1.25    - 1.25      7.72   -   7.72
       2001 (ae)                        26      10.86 -    10.86         280         2.71      1.25    - 1.25      8.57   -   8.57
   Oppenheimer Global
    Securities
       2005                            141      12.07 -    12.07       1,697         0.97      1.25    - 1.25     12.89   -  12.89
       2004                            130      10.69 -    10.69       1,394         1.19      1.25    - 1.25     17.67   -  17.67
       2003                            109       9.08 -     9.08         988         0.60      1.25    - 1.25     41.24   -  41.24
       2002                             85       6.43 -     6.43         544         0.44      1.25    - 1.25    -23.11   - -23.11
       2001                             41       8.36 -     8.36         344         0.03      1.25    - 1.25    -16.37   - -16.37
   Oppenheimer High
    Income
       2005                             99      12.21 -    12.21       1,214         6.32      1.25    - 1.25      1.04   -   1.04
       2004                             95      12.09 -    12.09       1,149         5.13      1.25    - 1.25      7.60   -   7.60
       2003                             63      11.23 -    11.23         708         6.24      1.25    - 1.25     22.41   -  22.41
       2002                             52       9.18 -     9.18         481         8.89      1.25    - 1.25     -3.61   -  -3.61
       2001 (ae)                        24       9.52 -     9.52         224         0.01      1.25    - 1.25     -4.80   -  -4.80

(i)  Previously known as Oppenheimer Bond
(ae) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
   Oppenheimer Main
    Street
       2005                            511   $   9.34 - $   9.34    $  4,773         1.30%     1.25%   - 1.25%     4.67%  -   4.67%
       2004                            512       8.92 -     8.92       4,573         0.82      1.25    - 1.25      8.09   -   8.09
       2003                            494       8.26 -     8.26       4,078         0.83      1.25    - 1.25     25.14   -  25.14
       2002                            402       6.60 -     8.66       2,651         0.59      1.25    - 1.35    -19.81   - -13.43
       2001                            173       8.23 -     8.23       1,424         0.37      1.25    - 1.25    -11.29   - -11.29
   Oppenheimer Main Street
    Small Cap Growth
       2005                            184      13.04 -    13.04       2,399         0.00      1.25    - 1.25      8.56   -   8.56
       2004                            165      12.01 -    12.01       1,979         0.00      1.25    - 1.25     17.93   -  17.93
       2003                            119      10.19 -    10.19       1,217         0.00      1.25    - 1.25     42.56   -  42.56
       2002                             78       7.15 -     7.15         557         0.00      1.25    - 1.25    -16.80   - -16.80
       2001                             22       8.59 -     8.59         192         0.00      1.25    - 1.25     -1.61   -  -1.61
   Oppenheimer Strategic
    Bond
       2005                            256      14.38 -    14.38       3,676         4.48      1.25    - 1.25      1.40   -   1.40
       2004                            263      14.18 -    14.18       3,735         5.10      1.25    - 1.25      7.32   -   7.32
       2003                            277      13.22 -    13.22       3,661         5.75      1.25    - 1.25     16.60   -  16.60
       2002                            221      10.41 -    11.34       2,504         5.59      1.25    - 1.35      4.07   -   6.10
       2001                             96      10.68 -    10.68       1,029         2.27      1.25    - 1.25      3.53   -   3.53

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
   Oppenheimer Aggressive
    Growth (SC)
       2005                            220      15.89 -    16.25       3,529         0.00      1.29    - 1.99      9.76   -  10.54
       2004                            120      14.47 -    14.70       1,754         0.00      1.29    - 1.99     17.06   -  17.89
       2003 (af)                        50      12.36 -    12.47         621         0.00      1.29    - 1.99     23.64   -  24.68
   Oppenheimer
    Balanced (SC)
       2005                            501      14.29 -    14.61       7,234         1.46      1.29    - 1.99      1.62   -   2.34
       2004                            314      14.06 -    14.28       4,467         0.53      1.29    - 1.99      7.61   -   8.38
       2003 (af)                        54      13.07 -    13.18         711         0.00      1.29    - 1.99     30.67   -  31.76

(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
   Oppenheimer Capital
    Appreciation (SC)
       2005                          1,058   $  13.17 - $  13.42    $ 14,017         0.57%     1.29%   - 1.99%     2.78%  -   3.51%
       2004                            495      12.82 -    12.97       6,386         0.15      1.29    - 1.99      4.49   -  29.68
       2003 (af)                       121      12.26 -    12.32       1,486         0.00      1.29    - 1.99     22.64   -  23.23
   Oppenheimer Core
    Bond (SC) (j)
       2005                            231      10.13 -    10.22       2,350         3.23      1.29    - 1.99      1.02   -   1.30
       2004 (v)                         31      10.10 -    10.12         310         0.00      1.29    - 1.79      1.05   -   1.18
   Oppenheimer Global
    Securities (SC)
       2005                            205      18.50 -    18.92       3,839         0.78      1.29    - 1.99     11.80   -  12.59
       2004                            172      16.55 -    16.81       2,874         0.83      1.29    - 1.99     16.51   -  17.35
       2003 (ad)                        67      14.20 -    14.32         958         0.00      1.29    - 1.99     42.04   -  43.23
   Oppenheimer High
    Income (SC)
       2005                            679      13.78 -    14.09       9,461         5.60      1.29    - 1.99     -0.02   -   0.69
       2004                            420      13.78 -    13.99       5,849         2.89      1.29    - 1.99      6.57   -   7.33
       2003 (af)                        57      12.93 -    13.04         734         0.00      1.29    - 1.99     29.30   -  30.39
   Oppenheimer Main
    Street (SC)
       2005                          1,354      13.98 -    14.30      18,868         0.92      1.29    - 1.99      3.64   -   4.38
       2004                            809      13.49 -    13.70      11,023         0.46      1.29    - 1.99      6.97   -   7.74
       2003 (af)                       226      12.61 -    12.71       2,858         0.00      1.29    - 1.99     26.07   -  27.13
   Oppenheimer Main
    Street Small Cap
    Growth (SC)
       2005                            422      18.38 -    18.80       7,695         0.00      1.29    - 1.99      7.54   -   8.30
       2004                            208      17.09 -    17.36       3,592         0.00      1.29    - 1.99     16.81   -  17.64
       2003 (af)                        70      14.63 -    14.75       1,023         0.00      1.29    - 1.99     46.32   -  47.55
   Oppenheimer Strategic
    Bond (SC)
       2005                          1,769      12.93 -    13.22      22,993         3.54      1.29    - 1.99      0.45   -   1.16
       2004                            953      12.87 -    13.07      12,396         2.05      1.29    - 1.99      6.28   -   7.04
       2003 (af)                       134      12.11 -    12.21       1,624         0.00      1.29    - 1.99     21.11   -  22.13

(j)  Previously known as Oppenheimer Bond (SC)
(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust Sub-Accounts:
   VT American Government
      Income
       2005                            564   $  12.13 - $  12.79    $  7,182         3.26%     1.25%   - 1.65%    -0.31%  -   0.09%
       2004                            626      12.16 -    12.78       7,971         3.96      1.25    - 1.65      0.97   -   1.38
       2003                            784      12.05 -    12.61       9,849         4.22      1.25    - 1.65     -0.12   -   0.29
       2002                            880      12.06 -    12.57      11,047         1.88      1.25    - 1.65      7.51   -  20.62
       2001                            414      11.42 -    11.69       4,837         0.00      1.25    - 1.60      5.21   -  14.20
   VT Asia Pacific
       2002 (al)                         -        N/A -      N/A           -         0.00      1.25    - 1.25       N/A   -    N/A
       2001                             22       7.19 -     7.19         156         0.00      1.25    - 1.25    -24.96   - -24.96
   VT Capital Appreciation
       2005                            126       8.66 -     8.85       1,111         0.44      1.25    - 1.65      6.10   -   6.53
       2004                            129       8.17 -     8.31       1,066         0.00      1.25    - 1.65     12.81   -  13.27
       2003                            135       7.24 -     7.34         986         0.00      1.25    - 1.65     22.74   -  23.23
       2002                            121       5.90 -     5.95         722         0.13      1.25    - 1.65    -41.02   - -23.32
       2001                             76       7.73 -     7.76         593         0.00      1.25    - 1.60    -22.72   - -14.99
   VT Capital Opportunities
       2005                             19      16.26 -    16.41         314         0.00      1.25    - 1.60      8.40   -   8.78
       2004                             11      15.00 -    15.09         158         0.67      1.25    - 1.60     16.23   -  16.65
       2003 (af)                       103      12.90 -    12.93       1,330         4.31      1.25    - 1.65     28.98   -  29.32
   VT Discovery Growth
       2005                            311       4.99 -     5.10       1,576         0.00      1.25    - 1.65      5.48   -   5.91
       2004                            330       4.73 -     4.81       1,584         0.00      1.25    - 1.65      5.80   -   6.23
       2003                            357       4.47 -     4.53       1,614         0.00      1.25    - 1.65     29.83   -  30.35
       2002                            334       3.44 -     3.48       1,160         0.00      1.25    - 1.65    -65.56   - -30.46
       2001                            109       4.98 -     5.00         544         0.00      1.25    - 1.60    -50.24   - -31.65
   VT Diversified Income
       2005                            681      13.52 -    13.53       9,203         7.26      1.25    - 1.65      1.35   -   1.76
       2004                            724      13.29 -    13.34       9,623         9.43      1.25    - 1.65      7.40   -   7.84
       2003                            859      12.33 -    12.42      10,591         8.77      1.25    - 1.65     18.07   -  18.55
       2002                            842      10.40 -    10.52       8,757         8.27      1.25    - 1.65      4.58   -   5.20
       2001                            705       9.94 -     9.95       7,012         6.22      1.25    - 1.60     -0.51   -   2.21
   VT Equity Income
       2005                            105      13.73 -    13.86       1,461         0.86      1.25    - 1.60      3.82   -   4.19
       2004                             79      13.30 -    13.23       1,044         0.00      1.25    - 1.60     10.03   -  10.42
       2003 (af)                        35      12.02 -    12.05         424         0.96      1.25    - 1.60     20.20   -  20.49

(af) For the period beginning May 1, 2003 and ended December 31, 2003
(al) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT The George Putnam
    Fund of Boston
       2005                          1,429   $  11.41 - $  13.08   $  17,052         1.99%     1.25%   - 1.89%     2.04%  -   2.70%
       2004                          1,459      11.11 -    11.99      16,826         1.82      1.25    - 1.89      6.16   -   6.86
       2003                          1,347      10.40 -    12.07      14,344         2.13      1.25    - 1.89     15.58   -  20.72
       2002                          1,158       9.00 -     9.65      10,558         2.24      1.25    - 1.65     -9.89   -  -3.50
       2001                            804       9.99 -    11.37       8,132         1.90      1.25    - 1.60     -0.81   -  13.71
   VT Global Asset
    Allocation
       2005                            808      10.75 -    13.91       9,601         1.06      1.25    - 1.99      4.85   -   5.64
       2004                            634      10.17 -    13.27       6,870         1.71      1.25    - 1.99      7.74   -  32.67
       2003                            263       9.44 -    12.42       2,526         5.54      1.25    - 1.89     20.37   -  24.21
       2002                            190       7.52 -     7.84       1,481         1.94      1.25    - 1.65    -24.85   - -13.61
       2001                            201       8.73 -     9.08       1,826         0.73      1.25    - 1.60    -12.72   -  -9.66
   VT Global Equity
       2005                            716       5.99 -     8.89       6,148         0.79      1.25    - 1.65      6.99   -   7.43
       2004                            760       5.59 -     8.27       6,090         1.94      1.25    - 1.65     11.81   -  12.26
       2003                            803       5.00 -     7.37       5,760         1.04      1.25    - 1.65     27.10   -  27.62
       2002                          1,189       3.94 -     5.78       6,204         0.06      1.25    - 1.65    -60.63   - -23.37
       2001                            958       4.90 -     7.54       7,127         0.00      1.25    - 1.60    -50.96   - -30.65
   VT Growth and Income
       2005                          4,520      10.37 -    15.14      49,045         1.54      1.25    - 1.99      3.92   -  51.36
       2004                          4,755       9.98 -    14.71      49,138         1.55      1.25    - 1.89      9.01   -   9.72
       2003                          4,927       9.09 -    13.49      45,824         1.71      1.25    - 1.89     25.79   -  34.93
       2002                          4,935       7.23 -     7.95      36,152         1.54      1.25    - 1.65    -20.00   - -20.33
       2001                          4,332       9.98 -     9.04      39,446         1.33      1.25    - 1.65     -7.57   -  -0.17
   VT Growth Opportunities
       2005                            459       4.23 -     4.36       1,999         0.61      1.25    - 1.65      2.39   -   2.81
       2004                            557       4.13 -     4.24       2,361         0.00      1.25    - 1.65      0.06   -   0.47
       2003                            585       4.13 -     4.22       2,469         0.00      1.25    - 1.65    -58.72   -  21.52
       2002                            587       3.47 -     3.48       2,038         0.00      1.25    - 1.60    -30.62   - -30.37
       2001                            698       4.98 -     5.01       3,478         0.00      1.25    - 1.60    -49.87   - -32.95
   VT Health Sciences
       2005                            590      12.53 -    13.14       7,252         0.06      1.25    - 1.99     10.95   -  11.79
       2004                            642      11.21 -    11.84       7,075         0.18      1.25    - 1.99      4.99   -   5.79
       2003                            657      10.60 -    11.28       6,848         0.52      1.25    - 1.99     12.78   -  16.91
       2002                            654       7.55 -     9.07       5,890         0.00      1.25    - 1.65    -24.46   - -21.34
       2001                            663       9.49 -    11.53       7,600         0.00      1.25    - 1.60    -20.76   -  -5.06

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT High Yield
       2005                            739   $  12.51 - $  14.58    $  9,945          8.00%    1.25%   - 1.99%     1.81%  -  45.79%
       2004                            637      12.28 -    14.46       8,255          7.70     1.25    - 1.89      8.45   -   9.16
       2003                            583      11.25 -    13.33       6,667          8.96     1.25    - 1.89     24.96   -  33.33
       2002                            469       9.01 -     9.11       4,221         12.16     1.25    - 1.65     -8.89   -  -1.97
       2001                            415       9.12 -     9.19       3,807         10.36     1.25    - 1.60     -8.79   -   2.35
   VT Income
       2005                          2,134      10.70 -    12.55      25,127          3.04     1.25    - 1.99      0.33   -   1.08
       2004                          1,697      10.67 -    12.41      20,522          3.96     1.25    - 1.99      2.36   -   3.13
       2003                          1,643      10.42 -    12.04      19,661          4.43     1.25    - 1.99      3.12   -   4.20
       2002                          1,542      11.67 -    11.88      18,009          4.57     1.25    - 1.65      6.54   -  18.85
       2001                          1,019      10.96 -    11.12      11,167          3.96     1.25    - 1.60      5.95   -  11.18
   VT International Equity
       2005                          1,187      13.28 -    16.78      15,890          1.41     0.83    - 1.89     10.08   -  11.27
       2004                          1,162      11.93 -    14.41      13,653          1.48     0.83    - 1.89     14.00   -  15.23
       2003                          1,258      10.42 -    13.37      12,739          0.85     1.25    - 1.89     26.92   -  33.70
       2002                          1,580       5.79 -     8.21      11,714          0.76     1.25    - 1.65    -19.03   - -18.70
       2001                          1,103       7.15 -    10.10      10,863          0.26     1.25    - 1.65    -28.46   - -21.61
   VT International Growth
      and Income
       2005                            255      11.94 -    13.39       3,395          0.85     1.25    - 1.65     12.22   -  12.68
       2004                            247      10.64 -    11.89       2,913          1.19     1.25    - 1.65     18.99   -  19.47
       2003                            246       8.94 -     9.95       2,436          1.93     1.25    - 1.65     35.58   -  36.13
       2002                            411       6.60 -     7.31       2,893          0.46     1.25    - 1.65    -34.04   - -14.85
       2001                            260       8.14 -     8.58       2,225          0.92     1.25    - 1.60    -21.80   - -18.65
   VT International New
      Opportunities
       2005                            216       6.72 -    11.35       2,382          0.64     1.25    - 1.65     16.42   -  16.89
       2004                            229       5.77 -     9.71       2,167          0.98     1.25    - 1.65     11.48   -  11.93
       2003                            249       5.17 -     8.68       2,125          0.38     1.25    - 1.65     31.01   -  31.54
       2002                            570       3.95 -     6.60       2,980          0.54     1.25    - 1.65    -60.50   - -14.71
       2001                            318       3.97 -     7.74       2,449          0.00     1.25    - 1.60    -60.32   - -29.57
   VT Investors
       2005                          1,977       8.19 -    14.32      16,318          0.97     1.25    - 1.89      6.76   -   7.45
       2004                          2,137       7.62 -    13.41      16,303          0.46     1.25    - 1.89     10.51   -  11.23
       2003                          2,373       6.85 -    12.98      16,229          0.39     1.25    - 1.89     25.55   -  29.80
       2002                          2,518       4.63 -     5.46      13,625          0.16     1.25    - 1.65    -53.73   - -24.83
       2001                          2,525       6.36 -     7.26      18,237          0.00     1.25    - 1.60    -36.40   - -25.72

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT Mid Cap Value
       2005                             86   $  16.03 - $  16.20    $  1,391         0.20%     1.25% - 1.65%      10.59% -   11.04%
       2004                             59      14.50 -    14.59         861         0.00      1.25  - 1.65       13.54  -   14.00
       2003 (af)                       144      12.77 -    12.80       1,845         1.58      1.25  - 1.65       27.67  -   28.01
   VT Money Market
       2005                          1,677       9.75 -    10.94      17,026         2.56      1.25  - 1.99        0.50  -    1.25
       2004                            971       9.70 -    10.80       9,953         0.53      1.25  - 1.99       -1.34  -   -0.60
       2003                          1,203       9.83 -    10.87      12,668         0.48      1.25  - 1.99       -1.68  -   -0.75
       2002                          1,042      10.45 -    10.95      11,329         1.40      1.25  - 1.65       -0.07  -    4.52
       2001                            992      10.58 -    10.96      10,855         3.58      1.25  - 1.60        2.47  -    5.80
   VT New Opportunities
       2005                          1,453       8.38 -    15.75      11,647         0.11      1.25  - 1.89        7.93  -    8.63
       2004                          1,647       7.71 -    14.59      12,158         0.00      1.25  - 1.89        8.22  -    8.93
       2003                          1,777       7.08 -    13.48      12,001         0.00      1.25  - 1.89       30.78  -   34.84
       2002                          1,875       3.36 -     5.41       9,650         0.00      1.25  - 1.65      -66.42  -  -31.38
       2001                          1,963       4.68 -     7.89      14,891         0.00      1.25  - 1.60      -53.24  -  -31.02
   VT New Value
       2005                            881      14.09 -    17.08      13,222         0.79      1.25  - 1.99        3.79  -    4.57
       2004                            699      13.48 -    16.45       9,913         0.78      1.25  - 1.99       13.13  -   13.99
       2003                            612      11.82 -    14.54       7,393         1.15      1.25  - 1.99       30.82  -   45.42
       2002                            615       9.04 -    10.11       5,632         0.89      1.25  - 1.65      -16.66  -    1.09
       2001                            430      10.84 -    13.59       4,707         0.51      1.25  - 1.60        2.02  -   35.90
   VT OTC & Emerging Growth
       2005                            412       3.29 -     5.26       2,141         0.00      1.25  - 1.65        6.09  -    6.52
       2004                            510       3.11 -     4.94       2,417         0.00      1.25  - 1.65        6.74  -    7.17
       2003                          1,311       2.91 -     4.61       4,642         0.00      1.25  - 1.65       33.48  -   34.02
       2002                            547       2.18 -     3.44       1,874         0.00      1.25  - 1.65      -78.20  -  -33.07
       2001                            597       2.19 -     5.14       3,048         0.00      1.25  - 1.60      -78.11  -  -46.38
   VT Research
       2005                            701       9.42 -    14.23       6,796         0.84      1.25  - 1.89        3.03  -    3.70
       2004                            784       9.09 -    13.81       7,312         0.00      1.25  - 1.89        5.53  -    6.22
       2003                            825       8.55 -    13.08       7,079         0.28      1.25  - 1.89       23.76  -   30.83
       2002                            874       5.85 -     6.91       6,005         0.56      1.25  - 1.65      -41.49  -  -23.18
       2001                            752       8.24 -     9.00       6,749         0.25      1.25  - 1.60      -19.86  -  -17.56

(af) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                               ---------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value    Net Assets   Investment          Expense              Total
                                  (000s)      Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT Small Cap Value
       2005                            511   $  14.90 - $  20.73    $ 11,075         0.18%     0.83%   - 1.65%     5.27%  -   6.15%
       2004                            578      14.04 -    19.69      11,863         0.35      0.83    - 1.65     24.13   -  25.17
       2003                            572      15.87 -    17.62       9,431         0.31      1.25    - 1.65     47.18   -  47.79
       2002                            539      10.78 -    11.92       6,104         0.21      1.25    - 1.65    -19.62   - -19.29
       2001                            349      13.41 -    14.77       5,150         0.01      1.25    - 1.65     16.65   -  34.11
   VT Technology
       2002 (al)                         -         NA -       NA           -         0.00      1.25    - 1.60        NA   -     NA
       2001                            246       3.55 -     3.57         880         0.00      1.25    - 1.60    -64.45   - -39.94
   VT Utilities Growth and
      Income
       2005                            462      10.58 -    17.85       5,120         1.86      1.25    - 1.89      6.53   -   7.22
       2004                            446       9.86 -    16.76       4,621         2.04      1.25    - 1.89     19.30   -  20.08
       2003                            434       8.21 -    14.04       3,606         3.48      1.25    - 1.89     23.27   -  40.45
       2002                            459       6.39 -     6.66       3,058         3.51      1.25    - 1.65    -36.08   - -25.04
       2001                            486       8.89 -     9.10       4,317         2.57      1.25    - 1.60    -23.30   -  -9.05
   VT Vista
       2005                            776      10.24 -    17.29       7,958         0.00      1.25    - 1.99      9.92   -  10.75
       2004                            836       9.25 -    15.73       7,662         0.00      1.25    - 1.99     17.12   -  57.31
       2003                          1,103       7.90 -    13.55       7,760         0.00      1.25    - 1.89     31.50   -  35.49
       2002                            798       3.78 -     6.00       4,734         0.00      1.25    - 1.65    -62.24   - -31.47
       2001                            853       5.56 -     8.76       7,388         0.00      1.25    - 1.60    -44.40   - -34.34
   VT Voyager
       2005                          2,746       8.76 -    13.19      24,544         0.67      1.25    - 1.99      4.38   -  31.93
       2004                          3,027       8.40 -    12.06      25,367         0.25      1.25    - 1.89      3.05   -   3.72
       2003                          3,124       8.10 -    12.39      24,653         0.35      1.25    - 1.89     23.35   -  23.87
       2002                          2,977       4.53 -     6.56      18,899         0.65      1.25    - 1.65    -27.75   - -27.45
       2001                          2,963       6.27 -     9.05      26,084         1.11      1.25    - 1.65    -37.28   - -23.39

Investments in the Scudder
  Variable Series I
  Sub-Accounts:
   21st Century Growth
       2005 (k)                          -         NA -       NA           -         0.00      0.00    - 0.00        NA   -     NA
       2004                            < 1       8.62 -     8.62           3         0.00      0.70    - 0.70     10.08   -  10.08
       2003                            < 1       7.83 -     7.83           3         0.00      0.70    - 0.70     29.96   -  29.96
       2002                              1       6.00 -     6.02           6         0.00      0.70    - 0.80    -41.72   - -41.66
       2001                            < 1      10.30 -    10.32           5         0.00      0.70    - 0.80    -23.63   -   2.96

(k)  On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(al) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                               ---------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value    Net Assets   Investment          Expense              Total
                                  (000s)      Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
   Balanced
       2005 (l)                          -   $     NA - $     NA    $      -         5.97%     0.00%   - 0.00%       NA%  -     NA%
       2004                            < 1      11.46 -    11.46           3         1.68      0.80    - 0.80      5.63   -   5.63
       2003                            < 1      10.85 -    10.85           3         7.04      0.80    - 0.80     16.99   -  16.99
       2002                              1       9.27 -     9.27          11         1.12      0.80    - 0.80    -15.75   - -15.75
       2001                            < 1      11.01 -    11.01           3         0.00      0.80    - 0.80     10.05   -  10.05
   Bond
       2005                              3      13.38 -    13.47          44         3.54      0.70    - 0.80      1.78   -   1.89
       2004                              3      13.14 -    13.22          43         3.81      0.70    - 0.80      4.54   -   4.64
       2003                              3      12.57 -    12.64          41         7.40      0.70    - 0.80      4.22   -   4.33
       2002                              1      12.06 -    12.11          16         4.08      0.70    - 0.80      6.79   -   6.90
       2001                              1      11.30 -    11.33           8         4.42      0.70    - 0.80     12.97   -  13.32
   Capital Growth
       2005 (m)                        < 1      10.59 -    10.59           3         0.00      0.70    - 0.70      5.92   -   5.92
       2004                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2003                              -          - -        -           -         2.84      0.00    - 0.00      0.00   -   0.00
       2002                              1       7.22 -     7.22           4         0.14      0.80    - 0.80    -29.75   - -29.75
       2001                            < 1      10.27 -    10.27           2         0.00      0.80    - 0.80      2.72   -   2.72
   Global Discovery
       2005                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2004                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2003                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2002                            < 1       9.98 -     9.98           4         0.00      0.80    - 0.80    -20.53   - -20.53
       2001                            < 1      12.56 -    12.56           2         0.00      0.80    - 0.80     25.57   -  25.57
   Growth and Income
       2005                              1       9.96 -    10.03           8         1.26      0.70    - 0.80      5.22   -   5.33
       2004                              1       9.47 -     9.52           8         0.75      0.70    - 0.80      9.28   -   9.39
       2003                              1       8.66 -     8.71           7         0.63      0.70    - 0.80     25.73   -  25.85
       2002                              2       6.89 -     6.92          13         0.58      0.70    - 0.80    -23.74   - -23.66
       2001                              1       9.03 -     9.06           7         1.42      0.70    - 0.80     -9.65   -  -9.37
   International
       2005                            < 1      11.67 -    11.67           4         1.52      0.70    - 0.70     15.36   -  15.36
       2004                            < 1      10.12 -    10.12           4         1.23      0.70    - 0.70     15.72   -  15.72
       2003                            < 1       8.74 -     8.74           3         0.40      0.70    - 0.70     26.86   -  26.86
       2002                              1       6.86 -     6.89           7         0.62      0.70    - 0.80    -19.02   - -18.94
       2001                              1       8.47 -     8.50           5         0.67      0.70    - 0.80    -15.26   - -14.99

(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                               ---------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value    Net Assets   Investment          Expense              Total
                                  (000s)      Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
   Money Market
       2005                              1   $  11.66 - $  11.66    $     12         2.68%     0.80%   - 0.80%     1.90%  -   1.90%
       2004                              1      11.44 -    11.44          12         0.90      0.80    - 0.80      0.09   -   0.09
       2003                              1      11.43 -    11.43          12         1.50      0.80    - 0.80     14.33   -  14.33
       2002 (am)                         -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2001 (am)                         -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00

Investments in the Scudder
  Variable Series II
  Sub-Account:
   Growth
       2005 (m)                          -         NA -       NA           -         1.74      0.00    - 0.00        NA   -     NA
       2004                            < 1       7.65 -     7.65           3         0.26      0.70    - 0.70      4.41   -   4.41
       2003                            < 1       7.32 -     7.32           3         0.11      0.70    - 0.70     23.84   -  23.84
       2002                            < 1       5.89 -     5.91           3         0.00      0.70    - 0.80    -41.08   - -29.90
       2001 (an)                       < 1       8.41 -     8.44           3         0.00      0.70    - 0.80    -23.86   - -23.80
   Small Cap Growth
       2005 (e) (k)                    < 1      11.61 -    11.61           3         0.00      0.70    - 0.70     16.06   -  16.06
   Total Return
       2005 (e) (l)                    < 1      10.63 -    10.63           3         0.00      0.80    - 0.80      6.33   -   6.33

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Emerging
   Markets Equity
       2005                             97      15.70 -    20.82       1,641         0.38      1.35    - 1.58     31.76   -  32.06
       2004                             94      11.91 -    14.84       1,215         0.71      0.83    - 1.58     21.18   -  48.41
       2003                             74       9.83 -    12.98         793         0.00      1.35    - 1.58     -1.68   -  47.67
       2002                             66       6.82 -     8.77         479         0.00      1.35    - 1.48    -10.24   - -10.12
       2001                             65       7.55 -     7.59         495         0.00      1.35    - 1.48     -7.87   -  -7.75

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(k)  On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l)  On April 29, 2005, Balanced merged into Total Return
(m)  On April 29, 2005, Growth merged into the Capital Growth
(am) Although available in 2001 and 2002, there was no activity until 2003
(an) On May 1, 2001 the Large Company Growth sub-account of the Scudder Variable Series I merged into the Growth sub-account of the Scudder Variable
     Series II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
   Van Kampen UIF
     Equity Growth
       2005                            289   $  12.19 - $  12.32    $  3,148         0.46%     1.29%   - 1.89%    13.53%  -  14.22%
       2004 (x)                        335      10.74 -    10.79       3,196         0.21      1.29    - 1.89      7.41   -   7.85
       2003                            234       6.37 -     8.46       2,000         0.00      1.35    - 1.58     22.97   -  23.25
       2002                            250       5.18 -     6.87       1,762         0.17      1.35    - 1.58    -29.00   - -28.83
       2001                            234       7.30 -    10.14       2,352         0.00      1.35    - 1.58    -27.02   - -16.26
   Van Kampen UIF
    International Magnum
       2005                             84      10.78 -    11.93         934         1.23      1.35    - 1.48      9.44   -   9.58
       2004                             95       9.85 -    10.89         961         3.85      1.35    - 1.48     15.66   -  15.81
       2003                            180       8.52 -    10.31       1,704         0.26      0.70    - 1.48      3.08   -  25.55
       2002                            102       6.83 -     7.46         705         1.09      1.35    - 1.48    -18.04   - -17.93
       2001                             88       7.88 -     8.32         736         0.47      1.35    - 1.58    -21.23   - -20.38
   Van Kampen UIF
     Mid Cap Growth
       2005                             91      14.14 -    15.10       1,288         0.00      0.83    - 1.58     15.73   -  16.60
       2004                             83      12.22 -    12.95       1,019         0.00      0.83    - 1.58     19.69   -  20.59
       2003                             58      10.21 -    10.74         596         0.00      0.83    - 1.58      2.07   -  40.59
       2002 (ah)                        28       7.32 -     7.64         208         0.00      0.83    - 1.48    -26.81   - -23.62
   Van Kampen UIF
     U.S. Mid Cap Value
       2005                            446      12.41 -    13.83       5,491         0.31      0.83    - 1.99     10.08   -  11.38
       2004 (y)                        496      11.28 -    12.41       5,518         0.03      0.83    - 1.99     12.76   -  13.65
       2003                            258       9.52 -    10.92       2,509         0.00      0.83    - 1.58      9.22   -  39.29
       2002                            233       6.84 -     6.95       1,624         0.00      1.35    - 1.58    -29.15   - -28.99
       2001                             86       9.65 -     9.79         846         0.00      1.35    - 1.58     -4.46   -  -3.51
   Van Kampen UIF
     U.S. Real Estate
       2005                             97      19.42 -    23.08       2,250         1.22      0.83    - 1.58     15.22   -  16.09
       2004                            116      16.73 -    20.03       2,348         1.56      0.83    - 1.58     34.26   -  35.27
       2003                            112      12.37 -    14.92       1,700         0.00      0.83    - 1.58     23.69   -  36.29
       2002                            115       9.98 -    10.95       1,317         3.75      1.35    - 1.58     -2.79   -   9.47
       2001                             74      12.12 -    12.17         880         4.90      1.35    - 1.48      8.22   -   8.36

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
   UIF Active International
    Allocation (Class II)
       2003 (ao)                         -         NA -       NA           -         0.00      0.00    - 0.00        NA   -     NA

(x)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(y) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ah) For the period beginning May 1, 2002 and ended December 31, 2002
(ao) For the period beginning May 1, 2003 and ended October 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF
     Emerging Markets
      Debt (Class II)
       2005                            296   $  16.42 - $  16.79    $  4,820         7.92%     1.29%   - 1.99%     9.91%  -  10.69%
       2004                            179      14.94 -    15.17       2,613         7.96      1.29    - 1.99      7.89   -   8.66
       2003 (af)                        31      11.32 -    13.84         388         0.00      1.29    - 1.99     13.19   -  38.44
   Van Kampen UIF
     Emerging Markets
      Equity (Class II)
       2005                             48      23.52 -    23.91       1,148         0.38      1.29    - 1.89     31.25   -  32.05
       2004                             43      17.92 -    18.10         768         0.63      1.29    - 1.89     20.67   -  21.41
       2003 (ac)                        17      14.85 -    14.91         259         0.00      1.29    - 1.89     48.51   -  49.12
   Van Kampen UIF
     Equity and Income
      (Class II)
       2005                            427      11.51 -    13.56       5,241         0.74      1.29    - 1.99      6.00   -  15.11
       2004                            176      10.94 -    10.99       2,114         0.00      1.29    - 1.89      9.44   -   9.89
       2003 (ac)                         8      11.57 -    11.62          98         0.90      1.29    - 1.89     15.75   -  16.22
   Van Kampen UIF
     Equity Growth
      (Class II)
       2005                            109      12.12 -    12.27       1,421         0.34      1.29    - 1.99     13.99   -  21.21
       2004                             86      10.72 -    12.42       1,006         0.12      1.29    - 1.89      6.04   -   7.16
       2003 (ac)                        36      11.67 -    11.71         426         0.00      1.29    - 1.89     16.67   -  17.15
   Van Kampen UIF
     Global Franchise
      (Class II)
       2005                            421      12.13 -    15.07       5,616         0.00      1.29    - 1.99      9.75   -  10.54
       2004                            206      11.05 -    11.13       2,566         0.19      1.29    - 1.99     10.52   -  11.31
       2003 (ac)                        13      12.20 -    12.25         158         0.00      1.29    - 1.89     22.01   -  22.51
   Van Kampen UIF
     Mid Cap Growth
      (Class II)
       2005                            127      17.92 -    18.21       2,287         0.00      1.29    - 1.89     15.09   -  15.79
       2004                             98      15.57 -    15.73       1,532         0.00      1.29    - 1.89     19.18   -  19.91
       2003 (ac)                        48      13.06 -    13.12         630         0.00      1.29    - 1.89     30.63   -  31.16

(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(af) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF
     Small Company
      Growth (Class II)
       2005                            124   $  17.49 - $  17.82    $  2,167         0.00%     1.29%   - 1.99%    10.64%  -  11.43%
       2004                            107      15.80 -    15.99       1,708         0.00      1.29    - 1.99     16.58   -  17.41
       2003 (af)                        61      13.56 -    13.62         823         0.00      1.29    - 1.99     35.56   -  36.21
   Van Kampen UIF
     U.S. Mid Cap Value
      (Class II)
       2005                            393      12.39 -    16.78       5,776         0.27      1.29    - 1.99     10.71   -  23.87
       2004                            290      11.28 -    15.16       3,972         0.01      1.29    - 1.89     12.77   -  13.05
       2003 (ac)                        87      13.35 -    13.41       1,166         0.00      1.29    - 1.89     33.54   -  34.08
   Van Kampen UIF
     U.S. Real Estate
      (Class II)
       2005                            469      22.10 -    22.60      10,277         1.23      1.29    - 1.99     14.44   -  15.25
       2004                            315      17.17 -    19.31       6,008         1.66      1.29    - 1.99     33.37   -  34.32
       2003 (af)                        56      12.79 -    14.48         769         0.00      1.29    - 1.99     27.85   -  44.79

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
   LIT Comstock
       2005                            503      12.37 -    12.82       6,581         1.18      0.83    - 1.58      2.74   -   3.51
       2004                            473      12.04 -    12.39       6,011         0.94      0.83    - 1.58     15.91   -  16.78
       2003                            347      11.51 -    11.51       3,808         0.84      0.83    - 1.58     29.36   -  29.36
       2002                            171       8.89 -     8.89       1,478         0.57      0.83    - 1.58    -20.26   - -18.34
       2001                             39      11.15 -    11.15         433         0.00      1.25    - 1.25     -3.68   -  -3.68
   LIT Domestic Income
       2002 (ap)                         -         NA -       NA           -        33.91      1.25    - 1.25        NA   -     NA
       2001 (ae)                         7      11.24 -    11.24          81         0.07      1.25    - 1.25     12.37   -  12.37
   LIT Emerging Growth
       2005                            321       4.77 -     5.01       2,613         0.26      1.25    - 1.58      6.25   -   6.59
       2004                            335       4.72 -     4.48       2,674         0.00      1.25    - 1.58      5.36   -   5.70
       2003                            345       4.24 -     4.24       2,725         0.00      1.25    - 1.25     25.75   -  25.75
       2002                            338       3.37 -     3.37       2,368         0.35      1.25    - 1.25    -33.33   - -33.33
       2001                            320       5.05 -     5.05       3,993         0.05      1.25    - 1.25    -32.35   - -32.35

(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ae) For the period beginning May 1, 2001 and ended December 31, 2001
(af) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) On May 1, 2002 LIT Domestic Income merged into LIT Government

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

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts (continued):
   LIT Government
       2005                             50   $  11.25 - $  11.25    $    565         3.94%     1.25%   - 1.25%     2.26%  -   2.26%
       2004                             49      11.00 -    11.00         539         4.85      1.25    - 1.25      2.87   -   2.87
       2003                             57      10.69 -    10.69         607         4.27      1.25    - 1.25      0.47   -   0.47
       2002 (ah) (ap)                   47      10.64 -    10.64         496         0.00      1.25    - 1.25      6.42   -   6.42
   LIT Money Market
       2005                            179      10.40 -    10.40       1,863         2.70      1.25    - 1.25      1.41   -   1.41
       2004                            200      10.26 -    10.26       2,048         0.91      1.25    - 1.25     -0.46   -  -0.46
       2003                            193      10.31 -    10.31       1,987         0.58      1.25    - 1.25     -0.69   -  -0.69
       2002                            199      10.38 -    10.38       2,066         1.16      1.25    - 1.25     -0.05   -  -0.05
       2001 (ae)                       129      10.38 -    10.38       1,344         2.60      1.25    - 1.25      3.81   -   3.81

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
   LIT Aggressive Growth
      (Class II)
       2005                            139      12.09 -    16.00       1,876         0.00      1.29    - 1.99      8.91   -   9.68
       2004 (w)                        146      11.10 -    11.19       1,790         0.00      0.83    - 1.99     11.00   -  11.87
       2003                             39      12.81 -    12.86         503         0.00      1.29    - 1.89     28.11   -  28.64
   LIT Comstock (Class II)
       2005                          1,622      11.54 -    14.92      21,615         0.83      1.29    - 1.99      2.04   -   2.77
       2004                          1,093      11.31 -    11.37      14,647         0.56      1.29    - 1.99     13.12   -  13.66
       2003                            562      12.47 -    12.53       6,425         0.00      1.29    - 1.89     24.75   -  25.25
       2002 (ah)                       126       8.05 -     8.05       1,017         0.00      1.35    - 1.48    -19.53   - -19.46
   LIT Emerging Growth
      (Class II)
       2005                            316      12.93 -    13.27       3,766         0.01      1.29    - 1.99      5.50   -   6.25
       2004                            270      12.26 -    12.45       2,951         0.00      1.29    - 1.99      4.65   -   5.40
       2003                            161      11.71 -    11.85       1,506         0.00      1.29    - 1.99     17.12   -  18.53
       2002                             65       5.82 -     5.83         381         0.03      1.35    - 1.48    -33.65   - -33.56
       2001 (ae)                        14       8.77 -     8.78         125         0.00      1.35    - 1.48    -12.26   - -12.20

(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ae) For the period beginning May 1, 2001 and ended December 31, 2001
(ah) For the period beginning May 1, 2002 and ended December 31, 2002
(ap) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts
  (continued):
   LIT Growth and Income
      (Class II)
       2005                            804   $  16.03 - $  16.39    $ 12,452         0.73%     1.29%   - 1.99%     7.54%  -   8.31%
       2004                            553      13.99 -    14.90       8,063         0.47      1.29    - 1.99     11.85   -  12.65
       2003 (af)                       183      12.42 -    13.33       2,373         0.00      1.29    - 1.99     24.23   -  33.26
   LIT Money Market
      (Class II)
       2005                            891       9.89 -    10.04       8,905         2.61      1.29    - 1.99      0.40   -   1.11
       2004                            554       9.85 -     9.93       5,487         0.78      1.29    - 1.99     -1.45   -  -0.75
       2003 (aq)                         4      10.00 -    10.00          40         0.00      1.29    - 1.29      0.00   -   0.00

Investments in the Wells Fargo
  Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage
      Asset Allocation (n)
       2005                             57      10.69 -    10.69         613         2.04      1.25    - 1.25      3.69   -   3.69
       2004                             59      10.31 -    10.31         612         1.95      1.25    - 1.25      7.98   -   7.98
       2003                             67       9.54 -     9.54         636         1.65      1.25    - 1.25     20.57   -  20.57
       2002                             54       7.92 -     7.92         431         2.40      1.25    - 1.25    -13.94   - -13.94
       2001                             13       9.20 -     9.20         120         1.68      1.25    - 1.25     -8.13   -  -8.13
   Wells Fargo VT Advantage
      Equity Income (o)
       2005                             31      11.05 -    11.05         345         1.45      1.25    - 1.25      4.07   -   4.07
       2004                             30      10.62 -    10.62         323         1.52      1.25    - 1.25      9.69   -   9.69
       2003                             26       9.68 -     9.68         250         1.54      1.25    - 1.25     24.63   -  24.63
       2002                             24       7.77 -     7.77         184         1.93      1.25    - 1.25    -20.27   - -20.27
       2001                              8       9.74 -     9.74          82         1.56      1.25    - 1.25     -6.60   -  -6.60
   Wells Fargo VT Advantage
      Large Company Core (p)
       2005                             73       6.67 -     6.67         488         0.63      1.25    - 1.25     -3.46   -  -3.46
       2004                             56       6.90 -     6.90         387         0.00      1.25    - 1.25      7.02   -   7.02
       2003                             40       6.45 -     6.45         260         0.00      1.25    - 1.25     22.04   -  22.04
       2002                             20       5.29 -     5.29         108         0.10      1.25    - 1.25    -26.77   - -26.77
       2001                              5       7.22 -     7.22          35         0.02      1.25    - 1.25    -20.22   - -20.22

(n)  Previously known as Wells Fargo VT Asset Allocation
(o)  Previously known as Wells Fargo VT Equity Income
(p)  Previously known as Wells Fargo VT Growth
(af) For the period beginning May 1, 2003 and ended December 31, 2003
(aq) For the period beginning December 31, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.    SUBSEQUENT EVENTS

      On March 8, 2006, Allstate New York, its parent, Allstate Life Insurance Company, and The Allstate Corporation entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. As a result of the modified coinsurance reinsurance, the assets and liabilities of the Account will continue to remain on Allstate New York's statements of financial position and Allstate New York will continue to be responsible for all contract terms and conditions. Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including the payments of benefits, oversight of investment management and contract administration. During the transition period Allstate New York will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. The agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.